    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 5, 2000


                                      SECURITIES ACT REGISTRATION NOS. 333-60561
                               INVESTMENT COMPANY ACT REGISTRATION NO. 811-08915
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        [X]

                         POST-EFFECTIVE AMENDMENT NO. 7                      [X]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                AMENDMENT NO. 7                              [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                          PRUDENTIAL DIVERSIFIED FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-1495

                            JONATHAN D. SHAIN, ESQ.
                              100 MULBERRY STREET
                              GATEWAY CENTER THREE
                         NEWARK, NEW JERSEY 07102-4077
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   COPIES TO:

                             ARTHUR J. BROWN, ESQ.
                           KIRKPATRICK & LOCKHART LLP
                         1800 MASSACHUSETTS AVE., N.W.
                             WASHINGTON, D.C. 20036
                            ------------------------

             It is proposed that this filing will become effective
                            (check appropriate box):


                [X]  immediately upon filing pursuant to paragraph (b)


                   pursuant to paragraph (b)


                [ ]  60 days after filing pursuant to paragraph (a)(1)

                [ ]  on (date) pursuant to paragraph (a)(1)
                [ ]  75 days after filing pursuant to paragraph (a)(2)
                [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485
                   If appropriate, check the following box:
                [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered..........  Shares of Beneficial Interest, $.001 par value per share

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   PROSPECTUS OCTOBER 5, 2000



PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH FUND
PRUDENTIAL DIVERSIFIED MODERATE GROWTH FUND
PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND


                       [ROCK GRAPHIC - BUILD ON THE ROCK]


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Trust's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.



                                                               [PRUDENTIAL LOGO]

TABLE OF CONTENTS



  1                   RISK/RETURN SUMMARY

  1                   Investment Objectives and Principal Strategies
  9                   Principal Risks
  11                  Evaluating Performance
  13                  Fees and Expenses

  18                  HOW THE FUNDS INVEST

  18                  Investment Objectives and Policies
  26                  Other Investments and Strategies
  30                  Investment Risks

  36                  HOW THE TRUST IS MANAGED

  36                  Board of Trustees
  36                  Manager
  37                  Advisers and Portfolio Managers
  41                  Distributor

  42                  FUND DISTRIBUTIONS AND TAX ISSUES
  42                  Distributions
  43                  Tax Issues
  45                  If You Sell or Exchange Your Shares

  46                  HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS

  46                  How to Buy Shares
  54                  How to Sell Your Shares
  58                  How to Exchange Your Shares
  59                  Telephone Redemptions and Exchanges

  60                  FINANCIAL HIGHLIGHTS

  72                  THE PRUDENTIAL MUTUAL FUND FAMILY

FOR MORE INFORMATION (BACK COVER)

PRUDENTIAL DIVERSIFIED FUNDS                             [PHONE] (800) 225-1852

RISK/RETURN SUMMARY

     This section highlights key information about the investment portfolios (the Funds) of Prudential Diversified Funds (the Trust). Additional information follows this summary.

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Funds. For more information on the risks associated with the Funds, see "Principal Risks" below. While we make every effort to achieve the investment objective for each Fund, we can't guarantee success.

INTRODUCTION

A study has shown that the greatest impact on long-term investment returns is attributable to an investor's asset allocation decisions (i.e., the mix of stocks, bonds and money market investments) rather than market timing or individual security selection.(1) Many investors do not have the time, the experience or the resources to implement a sound asset allocation strategy on their own. Investors have increasingly looked to mutual funds as a way to diversify their investments.

     Prudential Diversified Funds is designed for investors who want investment professionals to make their asset allocation decisions. The Trust offers three Funds designed to provide investors with a means to manage their long-term investments prudently in light of their personal investment goals and risk tolerance. Each Fund pursues its investment objective by investing in a mix of equity and fixed-income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.

(1) Source: Financial Analysts Journal. May/June 1991: "Determinants of Portfolio Performance II: An Update," by Gary Brinson, Brian Singer and Gilbert Beebower. Results are based on the 10-year performance records of 82 pension funds. The study updates and supports a similar study done in 1986.

RISK/RETURN SUMMARY

HOW DO THE FUNDS DIFFER?

Each Fund has a distinct investment objective and is situated differently along the risk/return spectrum.

                                    [CHART]

     The risk/return balance of each Fund depends upon the proportion of assets it allocates to different types of investments. Of course, higher risk does not always result in higher returns. Historic performance is no guarantee of future results.

     Prudential Investments Fund Management LLC (PIFM or the Manager) has developed an asset allocation strategy for the Funds designed to provide a mix of investment types and styles that is appropriate for investors with conservative, moderate and aggressive investment orientations.

     PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH FUND (CONSERVATIVE GROWTH FUND) may be appropriate for investors such as those in early retirement, who need to draw income from investments while obtaining a measure of long-term capital growth as a hedge against inflation. The Fund's focus on bonds for stability of principal also makes it suitable for conservative investors seeking income and modest growth, especially those concerned about market volatility.

RISKS

     -    Market risk

     -    Style risk

     -    Credit risk

     -    Interest rate risk

     -    Small and medium size company risk

2   PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE] (800) 225-1852

RISK/RETURN SUMMARY

     PRUDENTIAL DIVERSIFIED MODERATE GROWTH FUND (MODERATE GROWTH FUND) may be appropriate for investors looking for a balance of long-term capital growth and current income (e.g., investors in their 50s who are saving on a regular basis for retirement and who plan to retire in their early to mid 60s). The Fund offers a diversified approach to equities for long-term growth, but will normally maintain a substantial component of fixed-income securities to provide current income and a measure of stability.

RISKS

     -    Market risk

     -    Style risk

     -    Small and medium size company risk

     -    Foreign market risk

     -    Credit risk

     -    Interest rate risk

     PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND (HIGH GROWTH FUND) may be appropriate for investors seeking long-term capital growth. In addition, investors who already have a diversified portfolio may find this allocation suitable as an additional growth component (e.g., investors in their 20s, 30s or 40s who are saving for retirement and who plan to retire in their early to mid
60s).

RISKS

     -    Market risk

     -    Style risk

     -    Foreign market risk

     -    Small and medium size company risk

     An investor can choose any of these three Funds, depending on his or her financial situation, personal investment objectives, investment horizon and level of risk tolerance.


HOW ARE THE FUNDS MANAGED?

The Manager has contracted with several highly regarded subadvisers (called Advisers) to manage the assets of each Fund. Each Adviser manages a portion of a Fund's assets, focusing on a particular type and style of

RISK/RETURN SUMMARY

investing. The Manager monitors the performance of each Fund's Advisers and allocates the Fund's assets among its Advisers.

     The Manager believes that its asset allocation strategy and multi-Adviser approach will enhance the performance of the Funds and reduce their volatility. First, the Manager has identified a select group of proven, experienced Advisers. Although each Adviser will focus the management of its Fund segment on a particular type and style of investing, the Manager believes that the combined efforts of several Advisers will result in prudently diversified Funds. Secondly, the Manager believes that, at any given time, certain investment types and styles will generate higher returns than others. Accordingly, the Manager believes that diversifying each Fund among a variety of investment types and styles will reduce volatility.

CONSERVATIVE GROWTH FUND

The Fund's investment objective is to seek to provide CURRENT INCOME and a reasonable level of CAPITAL APPRECIATION. This means that we seek investments that will pay income and investments that will increase in value. The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed-income and equity securities. The table identifies the Fund's Advisers and the Fund segments they manage.


                                 TARGET
                              ALLOCATION OF                        PRIMARY
 ADVISER                      FUND'S ASSETS    ASSET CLASS    INVESTMENT TYPE/STYLE
 -------                      -------------    -----------    ---------------------
 Jennison Associates LLC           15%          Equities    Growth-oriented, focusing
                                                            on large-cap stocks

 The Prudential Investment         15%          Equities    Value-oriented, focusing
   Corporation                                              on large-cap stocks

 Franklin Advisers, Inc.            5%          Equities    Growth-oriented, focusing
                                                            on small-cap and
                                                            mid-cap stocks
 The Dreyfus Corporation            5%          Equities    Value-oriented, focusing
                                                            on small-cap and
                                                            mid-cap stocks

 Pacific Investment                40%          Fixed       High-quality debt
   Management Company                           Income      instruments

 The Prudential Investment         20%          Fixed       High-yield debt, including
   Corporation                                  Income      junk bonds and emerging
                                                            market debt

4   PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE] (800) 225-1852

RISK/RETURN SUMMARY


     In response to market developments, the Manager may rebalance the allocation of the Fund's assets or may add or eliminate Fund segments in accordance with the Fund's investment objective and the policies described below.

     The Fund will normally invest approximately 60% of its total assets in DEBT OBLIGATIONS issued or guaranteed by the U.S. GOVERNMENT and its agencies, as well as debt obligations issued by U.S. COMPANIES, FOREIGN COMPANIES AND FOREIGN GOVERNMENTS and their agencies. The Fund may invest in mortgage-related securities issued or guaranteed by U.S. Government entities and in privately-issued, mortgage-related securities (not issued or guaranteed by the U.S. Government). These investments may include collateralized mortgage obligations and stripped mortgage-backed securities. We may also invest in ASSET-BACKED SECURITIES. The debt obligations held by the Fund will normally have a dollar-weighted average maturity of between 4 and 15 years.

     We may invest up to 35% of the Fund's total assets in HIGH-YIELD DEBT OBLIGATIONS -- also known as "JUNK BONDS" -- which are rated at least B by Standard & Poor's Ratings Group (S&P), Moody's Investors Service, Inc. (Moody's) or another major rating service, and unrated debt obligations that we believe are comparable in quality. The Fund may continue to hold an obligation even if it is later downgraded or no longer rated.

     We may also invest up to 25% of the Fund's total assets in FOREIGN DEBT OBLIGATIONS, including up to 10% of its total assets in debt obligations of issuers in emerging markets.

     The Fund will normally invest approximately 40% of its total assets in COMMON STOCKS OF U.S. AND FOREIGN COMPANIES. The Fund may invest up to 15% of its total assets in STOCKS OF FOREIGN COMPANIES, including companies in emerging markets. These securities include American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts, which are certificates representing an equity investment in a foreign company.

     The foreign debt obligations and foreign stocks held by the Fund will normally be denominated in foreign currencies, including the euro -- a multinational currency unit.

RISK/RETURN SUMMARY


MODERATE GROWTH FUND


The Fund's investment objective is to seek to provide CAPITAL APPRECIATION and a reasonable level of CURRENT INCOME. This means that we seek investments that will increase in value and investments that will pay income. The Fund seeks to achieve its objective by investing in a diversified portfolio of equity and fixed-income securities. The table below identifies the Fund's Advisers and the Fund segments they manage.


                                 TARGET
                              ALLOCATION OF                            PRIMARY
 ADVISER                      FUND'S ASSETS     ASSET CLASS      INVESTMENT TYPE/STYLE
 -------                      -------------     -----------      ---------------------
Jennison Associates LLC           20%          Equities          Growth-oriented, focusing
                                                                 on large-cap stocks

The Prudential Investment         20%          Equities          Value-oriented, focusing
   Corporation                                                   on large-cap stocks

Franklin Advisers, Inc.          7.5%          Equities          Growth-oriented, focusing
                                                                 on small-cap and
                                                                 mid-cap stocks

The Dreyfus Corporation          7.5%          Equities          Value-oriented, focusing
                                                                 on small-cap and
                                                                 mid-cap stocks

Lazard Asset Management           10%          International     Stocks of foreign
                                               Equities          companies

Pacific Investment                20%          Fixed             High-quality debt
   Management Company                          Income            instruments

The Prudential Investment         15%          Fixed             High-yield debt, including
Corporation                                    Income            junk bonds and emerging
                                                                 markets debt

     In response to market developments, the Manager may rebalance the allocation of the Fund's assets or may add or eliminate Fund segments in accordance with the Fund's investment objective and the policies described below.

     The Fund will normally invest approximately 65% of its total assets in COMMON STOCKS OF U.S. AND FOREIGN COMPANIES. The Fund may invest up to 25% of its total assets in STOCKS OF FOREIGN COMPANIES, including companies in emerging markets. These securities include American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts, which are certificates representing an equity investment in a foreign company. The foreign securities held by the Fund normally will

6   PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE] (800) 225-1852

RISK/RETURN SUMMARY

be denominated in foreign currencies, including the euro -- a multinational currency unit.

     The Fund will normally invest approximately 35% of its total assets in DEBT OBLIGATIONS issued or guaranteed by the U.S. GOVERNMENT and its agencies, as well as debt obligations issued by U.S. COMPANIES, FOREIGN COMPANIES AND FOREIGN GOVERNMENTS and their agencies. The Fund may invest in MORTGAGE-RELATED SECURITIES issued or guaranteed by U.S. Government entities and in privately issued, mortgage-related securities (not issued or guaranteed by the U.S. Government). These investments may include collateralized mortgage obligations and stripped mortgage-backed securities. We may also invest in ASSET-BACKED SECURITIES. The debt obligations held by the Fund will normally have a dollar-weighted average maturity of between 4 and 15 years.

     We may invest up to 35% of the Fund's total assets in HIGH-YIELD DEBT OBLIGATIONS -- also known as "JUNK BONDS" -- which are rated at least B by S&P, Moody's or another major rating service, and unrated debt obligations that we believe are comparable in quality. The Fund may continue to hold an obligation even if it is later downgraded or no longer rated.

     We may also invest up to 25% of the Fund's total assets in FOREIGN DEBT OBLIGATIONS, including up to 10% of its total assets in debt obligations of issuers in emerging markets.

RISK/RETURN SUMMARY

HIGH GROWTH FUND

The Fund's investment objective is to seek to provide long-term CAPITAL APPRECIATION. This means that we seek investments that will increase in value. The Fund seeks to achieve its objective by investing in a diversified portfolio of equity securities. The table below identifies the Fund's Advisers and the Fund segments they manage.


                               TARGET
                             ALLOCATION OF                       PRIMARY
ADVISER                      FUND'S ASSETS     ASSET CLASS      INVESTMENT TYPE/STYLE
-------                      -------------     -----------      ---------------------
Jennison Associates LLC           25%          Equities        Growth-oriented, focusing
                                                               on large-cap stocks

The Prudential Investment         25%          Equities        Value-oriented, focusing
  Corporation                                                  on large-cap stocks

Franklin Advisers, Inc.           15%          Equities        Growth-oriented, focusing
                                                               on small-cap and
                                                               mid-cap stocks

The Dreyfus Corporation           15%          Equities        Value-oriented, focusing
                                                               on small-cap and
                                                               mid-cap stocks

Lazard Asset Management           20%          International   Stocks of foreign
                                               Equities        companies

     In response to market developments, the Manager may rebalance the allocation of the Fund's assets or may add or eliminate Fund segments in accordance with the Fund's investment objective and the policies described below.

     The Fund will normally invest substantially all of its assets in COMMON STOCKS OF U.S. AND FOREIGN companies. The Fund may invest up to 35% of its total assets in STOCKS OF FOREIGN COMPANIES, including companies in emerging markets. These securities include American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts, which are certificates representing an equity investment in a foreign company. The foreign securities held by the Fund normally will be denominated in foreign currencies, including the euro -- a multinational currency unit.

8   PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE] (800) 225-1852

RISK/RETURN SUMMARY

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Fund could lose value, and you could lose money. The following summarizes the principal risks of investing in the Funds. Unless otherwise indicated, the following risks apply to each of the Funds.

MARKET RISK FOR COMMON STOCKS

Since the Funds invest in common stocks, there is the risk that the price of a particular stock owned by a Fund could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity market as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

SMALL AND MEDIUM SIZE COMPANY RISK

Each Fund has segments that are invested in stocks of small and medium-size companies. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small and medium-size companies tend to fluctuate more than the stocks of larger, more established companies.

STYLE RISK

Since some of the Fund segments focus on either a growth or value style, there is the risk that a particular style may be out of favor for a period of time.

CREDIT RISK

The debt obligations in which the Conservative Growth and Moderate Growth Funds invest are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

MARKET RISK FOR DEBT OBLIGATIONS

Debt obligations are also subject to market risk, which is the possibility that the market value of an investment may move up or down and that its movement

RISK/RETURN SUMMARY

may occur quickly or unpredictably. Market risk may affect an industry, a sector or the entire market.

INTEREST RATE RISK

Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations generally move in the opposite direction to that of market interest rates.

FOREIGN MARKET RISK

Investing in foreign securities involves more risk than investing in securities of U.S. issuers. Foreign markets -- especially emerging markets -- tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. The amount of income available for distribution may be affected by our foreign currency gains or losses and certain hedging activities. In addition, political developments and changes in currency exchange rates may adversely affect the value of a Fund's foreign securities.

OTHER RISKS

The CONSERVATIVE GROWTH AND MODERATE GROWTH FUNDS may invest in mortgage-related securities and asset-backed securities, which are subject to prepayment risk. If these securities are prepaid, a Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities.

     The CONSERVATIVE GROWTH AND MODERATE GROWTH FUNDS may invest in noninvestment-grade securities -- also known as "junk bonds" -- which have a higher risk of default and tend to be less liquid than higher-rated securities. These Funds may also invest in debt obligations of foreign issuers. Investing in foreign securities presents additional risks.

     For more information about the risks associated with the Funds, see "How the Funds Invest -- Investment Risks."

     An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

10  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE] (800) 225-1852

RISK/RETURN SUMMARY

EVALUATING PERFORMANCE

A number of factors -- including risk -- can affect how the Fund performs. The following bar chart shows the Fund's performance for its only full calendar year of operation. The bar chart and table below demonstrate the risk of investing in the Fund by showing how the Fund's average annual total returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Fund will achieve similar results in the future.

CONSERVATIVE GROWTH FUND

[BAR CHART]

ANNUAL RETURN* (CLASS A SHARES)

1999                10.07%


BEST QUARTER: 9.12% (4TH QUARTER OF 1999)
WORST QUARTER: (2.67)% (3RD QUARTER OF 1999)



* These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver, the annual returns would have been lower, too. The total return of the Fund's Class A shares from 1-1-00 to 6-30-00 was 2.63%



  Average Annual Returns(1)(as of 12-31-99)

                                      1 YR                  SINCE INCEPTION
  Class A shares                        4.56%           7.07% (since 11-18-98)
  Class B shares                        4.25%           7.74% (since 11-18-98)
  Class C shares                        7.16%           9.40% (since 11-18-98)
  Class Z shares                       10.45%          12.47% (since 11-18-98)
  S&P 500(2)                           21.03%          14.58% (since 11-18-98)
  Lipper Average(3)                     8.72%          11.63% (since 11-18-98)


(1) The Fund's returns are after deduction of sales charges and expenses. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower.

(2) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns

RISK/RETURN SUMMARY

     do not include the effect of any sales charges or operating expenses of a mutual fund. These returns would be lower if they included the effect of sales charges and operating expenses. Source: Lipper Inc.

(3) The Lipper Average is based on the average return of all mutual funds in the Lipper Balanced Funds category and does not include the effect of any sales charges. Again, these returns would be lower if they included the effect of sales charges. Source: Lipper Inc.



MODERATE GROWTH FUND

[BAR CHART]

ANNUAL RETURN* (CLASS A SHARES)

1999                     16.52%


BEST QUARTER: 12.96% (4TH QUARTER OF 1999)
WORST QUARTER: (2.89)% (3RD QUARTER OF 1999)



* These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver, the annual returns would have been lower, too. The total return of the Fund's Class A shares from 1-1-00 to 6-30-00 was 1.94%.



 AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-99)

                                     1 YR                    SINCE INCEPTION
                                     ----                    ---------------
  Class A shares                     10.69%            13.98% (since 11-18-98)
  Class B shares                     10.38%            14.71% (since 11-18-98)
  Class C shares                     13.23%            16.29% (since 11-18-98)
  Class Z shares                     16.62%            19.47% (since 11-18-98)
  S&P 500(2)                         21.03%            14.58% (since 11-18-98)
  Lipper Average(3)                  20.53%            25.33% (since 11-18-98)



(1) The Fund's returns are after deduction of sales charges and expenses. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower.

(2) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any sales charges or operating expenses of a mutual fund. These returns would be lower if they included the effect of sales charges and operating expenses. Source: Lipper Inc.


(3) The Lipper Average is based on the average return of all mutual funds in the Lipper Multi-Cap Core Funds category and does not include the effect of any sales charges. Again, these returns would be lower if they included the effect of sales charges. Source: Lipper Inc.


12  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE] (800) 225-1852

RISK/RETURN SUMMARY


HIGH GROWTH FUND


[BAR CHART]

  ANNUAL RETURN* (CLASS A SHARES)

1999                          27.28%



BEST QUARTER: 20.08% (4TH QUARTER OF 1999) WORST QUARTER: (3.00)% (3RD QUARTER OF 1999)

* These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver, the annual returns would have been lower, too. The total return of the Fund's Class A shares from 1-1-00 to 6-30-00 was 0.70%.



AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-99)

                                        1 YR                SINCE INCEPTION
                                        ----                ---------------
  Class A shares                       20.92%          25.62% (since 11-18-98)
  Class B shares                       21.43%          27.04% (since 11-18-98)
  Class C shares                       24.17%          28.48% (since 11-18-98)
  Class Z shares                       27.68%          31.89% (since 11-18-98)
  S&P 500(2)                           21.03%          14.58% (since 11-18-98)
  Lipper Average(3)                    20.53%          25.33% (since 11-18-98)


(1) The Fund's returns are after deduction of sales charges and expenses. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower.

(2) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) -- an unmanaged index of 500 stocks of large U.S. companies -- gives a broad look at how stock prices have performed. These returns do not include the effect of any sales charges or operating expenses of a mutual fund. These returns would be lower if they included the effect of sales charges and operating expenses. Source: Lipper Inc.

(3) The Lipper Average is based on the average return of all mutual funds in the Lipper Multi-cap Core Funds category and does not include the effect of any sales charges. Again, these returns would be lower if they included the effect of sales charges. Source: Lipper Inc.

FEES AND EXPENSES

These tables show the sales charges, fees and expenses that you may pay if you buy and hold shares of each share class of the Funds -- Class A, B, C and Z. Each share class has different sales charges -- known as "loads" --

RISK/RETURN SUMMARY

and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Funds."


  SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                       CLASS A      CLASS B       CLASS C       CLASS Z
Maximum sales charge (load) imposed on
 purchases (as a percentage of offering price)            5%        None              1%         None
Maximum deferred sales charge (load)
 (as a percentage of the lower of original
 purchase price or sale proceeds)                      None             5%(2)         1%(3)      None
Maximum sales charge (load) imposed on
reinvested dividends and other distributions           None          None          None          None
Redemption fee                                         None          None          None          None
Exchange fee                                           None          None          None          None

1 Your broker may charge you a separate or additional fee for purchases and sales of shares.

2 The Contingent Deferred Sales Charge (CDSC) for Class B shares decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares convert to Class A shares approximately seven years after purchase.

3 The CDSC for Class C shares is 1% for shares redeemed within 18 months of purchase.


14  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE] (800) 225-1852

RISK/RETURN SUMMARY

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)




                                             Class A   Class B     Class C   Class Z
CONSERVATIVE GROWTH FUND
Management fees                               .75%       .75%       .75%       .75%
+ Distribution and service (12b-1) fees       .30%      1.00%      1.00%      None
+ Other expenses                              .73%       .73%       .73%       .73%
= TOTAL ANNUAL FUND OPERATING EXPENSES       1.78%      2.48%      2.48%      1.48%
- Fee waiver(1)                               .05%         0%         0%         0%
= NET ANNUAL FUND OPERATING EXPENSES(1)      1.73%      2.48%      2.48%      1.48%



  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


                                              Class A   Class B    Class C   Class Z
MODERATE GROWTH FUND
Management fees                               .75%       .75%       .75%       .75%
+ Distribution and service (12b-1) fees       .30%      1.00%      1.00%      None
+ Other expenses                              .49%       .49%       .49%       .49%
= TOTAL ANNUAL FUND OPERATING EXPENSES       1.54%      2.24%      2.24%      1.24%
- Fee waiver(1)                               .05%         0%         0%         0%
= NET ANNUAL FUND OPERATING EXPENSES(1)      1.49%      2.24%      2.24%      1.24%



  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


                                             Class A   Class B     Class C   Class Z
HIGH GROWTH FUND
Management fees                               .75%       .75%       .75%       .75%
+ Distribution and service (12b-1) fees       .30%      1.00%      1.00%      None
+ Other expenses                              .54%       .54%       .54%       .54%
= TOTAL ANNUAL FUND OPERATING EXPENSES       1.59%      2.29%      2.29%      1.29%
- Fee waiver(1)                               .05%         0%         0%         0%
= NET ANNUAL FUND OPERATING EXPENSES(1)      1.54%      2.29%      2.29%      1.29%


1 For the fiscal year ending July 31, 2001, the Distributor of the Funds has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares.

RISK/RETURN SUMMARY

EXAMPLE

This example will help you compare the fees and expenses of each Fund's different share classes and the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. After the first year, the example does not take into consideration any reduction in the Distributor's distribution and service (12b-1) fees for Class A shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                               1 YR        3 YRS      5 YRS       10 YRS
                              ------------------------------------------
CONSERVATIVE GROWTH FUND
Class A shares                $  667      $1,028      $1,412      $2,486
Class B shares                $  751      $1,073      $1,421      $2,563
Class C shares                $  449      $  865      $1,407      $2,888
Class Z shares                $  151      $  468      $  808      $1,768


MODERATE GROWTH FUND
Class A shares                $  644      $  957      $1,293      $2,239
Class B shares                $  727      $1,000      $1,300      $2,316
Class C shares                $  425      $  793      $1,288      $2,649
Class Z shares                $  126      $  393      $  681      $1,500


HIGH GROWTH FUND
Class A shares                $  649      $  972      $1,318      $2,291
Class B shares                $  732      $1,015      $1,325      $2,368
Class C shares                $  430      $  808      $1,313      $2,699
Class Z shares                $  131      $  409      $  708      $1,556



16  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE] (800) 225-1852

RISK/RETURN SUMMARY

     You would pay the following expenses on the same investment if you did not sell your shares:


                               1 YR        3 YRS      5 YRS       10 YRS
                              ------------------------------------------
CONSERVATIVE GROWTH FUND
Class A shares                $  667      $1,028      $1,412      $2,486
Class B shares                $  251      $  773      $1,321      $2,563
Class C shares                $  349      $  865      $1,407      $2,888
Class Z shares                $  151      $  468      $  808      $1,768


MODERATE GROWTH FUND
Class A shares                $  644      $  957      $1,293      $2,239
Class B shares                $  227      $  700      $1,200      $2,316
Class C shares                $  325      $  793      $1,288      $2,649
Class Z shares                $  126      $  393      $  681      $1,500



HIGH GROWTH FUND
Class A shares                $  649      $  972      $1,318      $2,291
Class B shares                $  232      $  715      $1,225      $2,368
Class C shares                $  330      $  808      $1,313      $2,699
Class Z shares                $  131      $  409      $  708      $1,556

HOW THE FUNDS INVEST


INVESTMENT OBJECTIVES AND POLICIES

CONSERVATIVE GROWTH FUND

The Fund's investment objective is to seek to PROVIDE CURRENT income and a reasonable level of CAPITAL APPRECIATION. This means that we seek investments that will pay income and investments that will increase in value. The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed-income and equity securities.

FIXED-INCOME PORTION

In pursuing our objective, we normally invest approximately 60% of the Fund's total assets in debt obligations issued or guaranteed by the U.S. GOVERNMENT and its agencies, as well as debt obligations issued by U.S. COMPANIES, FOREIGN COMPANIES AND FOREIGN GOVERNMENTS and their agencies.

     The Fund invests in MORTGAGE-RELATED SECURITIES issued or guaranteed by U.S. government entities, including securities issued by the Federal National Mortgage Association (FNMA or "Fannie Mae") or the Federal Home Loan Mortgage Corporation (FHLMC or "Freddie Mac") or guaranteed by the Government National Mortgage Association (GNMA or "Ginnie Mae"). We may also invest in privately issued, mortgage-related securities (those not issued or guaranteed by the U.S. government). The mortgage-related securities in which the Fund may invest may include COLLATERALIZED MORTGAGE OBLIGATIONS and STRIPPED MORTGAGE-BACKED SECURITIES. We may also invest in ASSET-BACKED SECURITIES like automobile loans and credit card receivables.

     We may invest up to 35% of the Fund's total assets in HIGH YIELD DEBT OBLIGATIONS -- also known as "JUNK BONDS" -- which are rated at least B by S&P, Moody's or another major rating service, and unrated debt obligations that we believe are comparable in quality.

     The Fund can invest up to 25% of its total assets in FOREIGN DEBT OBLIGATIONS, including up to 10% of its total assets in debt obligations of issuers in emerging markets.

     The Advisers of the Fund's fixed-income segments each focus on a particular type of investing.

     PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) focuses primarily on INVESTMENT-GRADE DOMESTIC AND FOREIGN DEBT OBLIGATIONS -- debt obligations rated at least BBB by S&P, Baa by Moody's, or the equivalent by another major rating service, and unrated debt obligations that PIMCO believes are comparable in quality.

18     PRUDENTIAL DIVERSIFIED FUNDS                   [PHONE](800) 225-1852

HOW THE FUNDS INVEST

     THE PRUDENTIAL INVESTMENT CORPORATION (PIC) focuses primarily on HIGH-YIELD DOMESTIC AND FOREIGN DEBT OBLIGATIONS, including junk bonds and debt obligations of issuers from emerging markets.

     In choosing debt obligations for the Fund, PIMCO and PIC consider economic conditions and interest rate fundamentals and, for foreign debt securities, country and currency selection. PIMCO and PIC also evaluate individual debt securities within each fixed-income sector based upon their relative investment merit. They also consider factors such as yield, duration and potential for price or currency appreciation, as well as credit quality, maturity and risk.

EQUITY PORTION

We normally invest approximately 40% of the Fund's total assets in STOCKS OF U.S. AND FOREIGN COMPANIES. We may invest up to 15% of the Fund's total assets in stocks of companies located in foreign countries, including developing countries. The foreign securities held by the Fund normally will be denominated in foreign currencies, including the euro -- a multinational currency unit.

     The Fund may also invest in AMERICAN DEPOSITARY RECEIPTS (ADRS), AMERICAN DEPOSITARY SHARES (ADSS), GLOBAL DEPOSITARY RECEIPTS (GDRS) and EUROPEAN DEPOSITARY RECEIPTS (EDRS). ADRs, ADSs, GDRs and EDRs are certificates -- usually issued by a bank or trust company -- that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.

     The Advisers of the Fund's equity segments each focus on a particular type and style of investing.

     JENNISON ASSOCIATES LLC (JENNISON) focuses on STOCKS OF LARGE COMPANIES, using a GROWTH INVESTMENT STYLE. Jennison selects stocks of companies that it believes will experience earnings growth at a faster rate than that of the U.S. economy in general. Jennison looks for stocks of companies that have demonstrated growth in earnings and sales, high returns on equity and assets, or other strong financial characteristics. Jennison will consider selling a security when it thinks the security has achieved its growth potential, or when Jennison thinks it can find better growth opportunities.

     THE PRUDENTIAL INVESTMENT CORPORATION (PIC) focuses on STOCKS OF LARGE COMPANIES, using a VALUE INVESTMENT STYLE. PIC selects stocks that it believes are undervalued and have an above-average potential to increase in price. PIC looks for stocks that it believes to be undervalued based on the company's sales, earnings, book value and cash flow. PIC will consider selling a stock if it has increased in value to the point where PIC no longer considers it to be undervalued.

HOW THE FUNDS INVEST

     FRANKLIN ADVISERS, INC. (FRANKLIN) focuses on STOCKS OF SMALL AND MEDIUM-SIZE COMPANIES, using a GROWTH INVESTMENT STYLE. Franklin selects stocks of companies that it believes to have potential to rapidly grow revenues, earnings or cash flow. Although Franklin may find these companies in growing industries, its strategy targets companies with sustainable competitive advantages, like unique products or proprietary technology, that may provide these companies with growth opportunities regardless of the growth outlook of the industry. Franklin will consider selling a security when it thinks the security has achieved its growth potential, or when Franklin thinks it can find better growth opportunities.

     THE DREYFUS CORPORATION (DREYFUS) focuses on STOCKS OF SMALL AND MEDIUM-SIZE COMPANIES, using a VALUE INVESTMENT STYLE. Dreyfus selects stocks that it believes are undervalued and have an above-average potential to increase in price. Dreyfus looks for stocks that it believes to be undervalued based on the company's sales, earnings, book value and cash flow. Dreyfus generally constructs its Fund segment to resemble the Russell 2000 Value Index, but weights the segment toward the stocks that Dreyfus deems most attractive. Dreyfus will consider selling a stock if it has increased in value to the point where Dreyfus no longer considers it to be undervalued.

     LAZARD ASSET MANAGEMENT (LAZARD) focuses on STOCKS OF FOREIGN COMPANIES, using a VALUE INVESTMENT STYLE. Lazard looks for stocks that it believes to be undervalued based on the company's earnings, cash flow or asset values. Lazard will consider selling a stock if it has increased in value to the point where Lazard no longer considers it to be undervalued.

MODERATE GROWTH FUND

The Fund's investment objective is to seek to provide CAPITAL APPRECIATION and a reasonable level of CURRENT INCOME. This means that we seek investments that will increase in value, in addition to investments that will pay income. The Fund seeks to achieve its objective by investing in a diversified portfolio of equity and fixed-income securities.

EQUITY PORTION

In pursuing our objective, we invest approximately 65% of the Fund's total assets in stocks of U.S. and foreign companies. We may invest up to 25% of the Fund's total assets in stocks of companies located in foreign countries, including developing countries.

     The Fund may also invest IN AMERICAN DEPOSITARY RECEIPTS (ADRS), AMERICAN DEPOSITARY SHARES (ADSS), GLOBAL DEPOSITARY RECEIPTS (GDRS) and EUROPEAN DEPOSITARY RECEIPTS (EDRS). ADRs, ADSs, GDRs and EDRs are

20     PRUDENTIAL DIVERSIFIED FUNDS                   [PHONE](800) 225-1852

HOW THE FUNDS INVEST

certificates -- usually issued by a bank or trust company -- that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.

     The Advisers of the Fund's equity segments each focus on a particular type and style of investing.

     JENNISON ASSOCIATES LLC (JENNISON) focuses on STOCKS OF LARGE COMPANIES, using a GROWTH INVESTMENT STYLE. Jennison selects stocks of companies that it believes will experience earnings growth at a faster rate than that of the U.S. economy in general. Jennison looks for stocks of companies that have demonstrated growth in earnings and sales, high returns on equity and assets, or other strong financial characteristics. Jennison will consider selling a security when it thinks the security has achieved its growth potential, or when Jennison thinks it can find better growth opportunities.

     THE PRUDENTIAL INVESTMENT CORPORATION (PIC) focuses on STOCKS OF LARGE COMPANIES, using a VALUE INVESTMENT STYLE. PIC selects stocks that it believes are undervalued and have an above-average potential to increase in price. PIC looks for stocks that it believes to be undervalued based on the company's sales, earnings, book value and cash flow. PIC will consider selling a stock if it has increased in value to the point where PIC no longer considers it to be undervalued.

     FRANKLIN ADVISERS, INC. (FRANKLIN) focuses on STOCKS OF SMALL AND MEDIUM-SIZE COMPANIES, using a GROWTH INVESTMENT STYLE. Franklin selects stocks of companies that it believes to have potential to rapidly grow revenues, earnings or cash flow. Although Franklin may find these companies in growing industries, its strategy targets companies with sustainable competitive advantages, like unique products or proprietary technology, that may provide these companies with growth opportunities regardless of the growth outlook of the industry. Franklin will consider selling a security when it thinks the security has achieved its growth potential, or when Franklin thinks it can find better growth opportunities.

     THE DREYFUS CORPORATION (DREYFUS) focuses on STOCKS OF SMALL AND MEDIUM-SIZE COMPANIES, using a VALUE INVESTMENT STYLE. Dreyfus selects stocks that it believes are undervalued and have an above-average potential to increase in price. Dreyfus looks for stocks that it believes to be undervalued based on the company's sales, earnings, book value and cash flow. Dreyfus generally constructs its Fund segment to resemble the Russell 2000 Value Index, but weights the segment toward the stocks that Dreyfus deems most attractive. Dreyfus will consider selling a stock if it has increased in value to the point where Dreyfus no longer considers it to be undervalued.

HOW THE FUNDS INVEST

     LAZARD ASSET MANAGEMENT (LAZARD) focuses on STOCKS OF FOREIGN COMPANIES using a VALUE INVESTMENT STYLE. Lazard looks for stocks that it believes to be undervalued based on the company's earnings, cash flow or asset values. Lazard will consider selling a stock if it has increased in value to the point where Lazard no longer considers it to be undervalued.

FIXED-INCOME PORTION

We normally invest approximately 35% of the Fund's total assets in debt obligations issued or guaranteed by the U.S. government and its agencies, as well as debt obligations issued by U.S. companies, foreign companies and foreign governments and their agencies.

     The Fund invests in MORTGAGE-RELATED SECURITIES issued or guaranteed by U.S. government entities, including securities issued by the Federal National Mortgage Association (FNMA or "Fannie Mae") or the Federal Home Loan Mortgage Corporation (FHLMC or "Freddie Mac") or guaranteed by the Government National Mortgage Association (GNMA or "Ginnie Mae"). We may also invest in privately issued, mortgage-related securities (those not issued or guaranteed by the U.S. government). The mortgage-related securities in which the Fund may invest may include COLLATERALIZED MORTGAGE OBLIGATIONS and STRIPPED MORTGAGE-BACKED SECURITIES. We may also invest in ASSET-BACKED SECURITIES like automobile loans and credit card receivables.

     We may invest up to 35% of the Fund's total assets in HIGH-YIELD DEBT OBLIGATIONS -- also known as "JUNK BONDS" -- which are rated at least B by S&P, Moody's or another major rating service, and unrated debt obligations that we believe are comparable in quality.

     The Fund can invest up to 25% of its total assets in FOREIGN DEBT OBLIGATIONS, including up to 10% of its total assets in debt obligations of issuers in emerging markets.

     The Advisers of the Fund's fixed-income segments each focus on a particular type of investing.

     PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) focuses primarily on INVESTMENT-GRADE DOMESTIC AND FOREIGN DEBT OBLIGATIONS -- debt obligations rated at least BBB by S&P, Baa by Moody's, or the equivalent by another major rating service, and unrated debt obligations that PIMCO believes are comparable in quality.

     THE PRUDENTIAL INVESTMENT CORPORATION (PIC) focuses primarily on HIGH-YIELD DOMESTIC AND FOREIGN DEBT OBLIGATIONS, including junk bonds and debt obligations of issuers from emerging markets.

     In choosing debt obligations for the Fund, PIMCO and PIC consider economic conditions and interest rate fundamentals and, for foreign debt

22     PRUDENTIAL DIVERSIFIED FUNDS                   [PHONE](800) 225-1852

HOW THE FUNDS INVEST

securities, country and currency selection. PIMCO and PIC also evaluate individual debt securities within each fixed-income sector based upon their relative investment merit. They also consider factors such as yield, duration and potential for price or currency appreciation, as well as credit quality, maturity and risk.

HIGH GROWTH FUND

The Fund's investment objective is to seek to provide long-term CAPITAL APPRECIATION. This means that we seek investments that will increase in value. The Fund seeks to achieve its objective by investing in a diversified portfolio of equity securities.

     In pursuing our objective, we invest substantially all of the Fund's assets in STOCKS OF U.S. AND FOREIGN COMPANIES. We may invest up to 35% of the Fund's total assets in stocks of companies located in foreign countries, including developing countries.

     The Fund may also invest in AMERICAN DEPOSITARY RECEIPTS (ADRs), AMERICAN DEPOSITARY SHARES (ADSs), GLOBAL DEPOSITARY RECEIPTS (GDRs) AND EUROPEAN DEPOSITARY RECEIPTS (EDRs). ADRs, ADSs, GDRs and EDRs are certificates -- usually issued by a bank or trust company -- that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.

     The Advisers of the Fund's equity segments each focus on a particular type and style of investing.

     JENNISON ASSOCIATES LLC (JENNISON) focuses on STOCKS OF LARGE COMPANIES, using a GROWTH INVESTMENT STYLE. Jennison selects stocks of companies that it believes will experience earnings growth at a faster rate than that of the U.S. economy in general. Jennison looks for stocks of companies that have demonstrated growth in earnings and sales, high returns on equity and assets, or other strong financial characteristics. Jennison will consider selling a security when it thinks the security has achieved its growth potential, or when Jennison thinks it can find better growth opportunities.

     THE PRUDENTIAL INVESTMENT CORPORATION (PIC) focuses on STOCKS OF LARGE COMPANIES, using a VALUE INVESTMENT STYLE. PIC selects stocks that it believes are undervalued and have an above-average potential to increase in price. PIC looks for stocks that it believes to be undervalued based on the company's sales, earnings, book value and cash flow. PIC will consider selling a stock if it has increased in value to the point where PIC no longer considers it to be undervalued.

HOW THE FUNDS INVEST

     FRANKLIN ADVISERS, INC. (FRANKLIN) focuses on STOCKS OF SMALL AND MEDIUM-SIZE COMPANIES, using a GROWTH INVESTMENT STYLE. Franklin selects stocks of companies that it believes to have potential to rapidly grow revenues, earnings or cash flow. Although Franklin may find these companies in growing industries, its strategy targets companies with sustainable competitive advantages, like unique products or proprietary technology, that may provide these companies with growth opportunities regardless of the growth outlook of the industry. Franklin will consider selling a security when it thinks the security has achieved its growth potential, or when Franklin thinks it can find better growth opportunities.

     THE DREYFUS CORPORATION (DREYFUS) focuses on STOCKS OF SMALL AND MEDIUM-SIZE COMPANIES, using a VALUE INVESTMENT STYLE. Dreyfus selects stocks that it believes are undervalued and have an above-average potential to increase in price. Dreyfus looks for stocks that it believes to be undervalued based on the company's sales, earnings, book value and cash flow. Dreyfus generally constructs its Fund segment to resemble the Russell 2000 Value Index, but weights the segment toward the stocks that Dreyfus deems most attractive. Dreyfus will consider selling a stock if it has increased in value to the point where Dreyfus no longer considers it to be undervalued.

     LAZARD ASSET MANAGEMENT (LAZARD) focuses on STOCKS OF FOREIGN COMPANIES, using a VALUE INVESTMENT STYLE. Lazard looks for stocks that it believes to be undervalued based on the company's earnings, cash flow or asset values. Lazard will consider selling a stock if it has increased in value to the point where Lazard no longer considers it to be undervalued.

     For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Funds, Their Investments and Risks." The Statement of Additional Information -- which we refer to as the SAI -- contains additional information about the Funds. To obtain a copy, see the back cover page of this prospectus.

     Although we make every effort to achieve each Fund's objective, we can't guarantee success. Except for certain investment restrictions described in the SAI, the Board of the Trust can change the investment objective and policies of each Fund without obtaining shareholder approval.

MORTGAGE-RELATED SECURITIES

The CONSERVATIVE GROWTH and MODERATE GROWTH FUNDS may each invest in MORTGAGE-RELATED SECURITIES issued or guaranteed by U.S. governmental entities or private issuers. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from

24     PRUDENTIAL DIVERSIFIED FUNDS                   [PHONE](800) 225-1852

HOW THE FUNDS INVEST

an underlying pool of fixed or adjustable rate mortgages. Mortgage-related securities issued by the U.S. government or its agencies include FNMAs, GNMAs and debt securities issued by the FHLMC. The U.S. government or the issuing agency directly or indirectly guarantees the payment of interest and principal on these securities, but not their value. Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

     Mortgage pass-through securities include collateralized mortgage obligations, multiclass pass-through securities and stripped mortgage-backed securities. A COLLATERALIZED MORTGAGE OBLIGATION (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by a bank or by U.S. governmental entities. A MULTICLASS PASS-THROUGH SECURITY is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income thereon provide the funds to pay debt service on the CMO or to make scheduled distributions on the multiclass pass-through security. A STRIPPED MORTGAGE-BACKED SECURITY (MBS STRIP) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently.

     The values of mortgage-backed securities vary with changes in market interest rates, generally, and in yields among various kinds of mortgage-related securities. Such values are particularly sensitive to changes in prepayments of the underlying mortgages. For example, during periods of falling interest rates, prepayments tend to increase as homeowners and others refinance their higher-rate mortgages; these prepayments reduce the anticipated duration of the mortgage-related securities. Conversely, during periods of rising interest rates, prepayments can be expected to decline, which has the effect of extending the anticipated duration at the same time that the value of the securities declines. MBS strips tend to be even more highly sensitive to changes in prepayment and interest rates than mortgage-related securities and CMOs generally.

ASSET-BACKED SECURITIES

The CONSERVATIVE GROWTH and MODERATE GROWTH FUNDS may each invest in ASSET-BACKED DEBT SECURITIES. An asset-backed security is another type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans and credit card

HOW THE FUNDS INVEST

receivables. Unlike mortgage-related securities, asset-backed securities are usually not collateralized.

OTHER INVESTMENTS AND STRATEGIES

In addition to their principal strategies, we may also use the following investment strategies to increase the Funds' returns or protect their assets if market conditions warrant.

MONEY MARKET INSTRUMENTS

Each Fund may invest in high-quality MONEY MARKET INSTRUMENTS. Money market instruments include the commercial paper of U.S. and foreign corporations, obligations of U.S. and foreign banks, certificates of deposit and obligations issued or guaranteed by the U.S. government or its agencies or a foreign government.

     The Funds will generally purchase money market instruments in one of the two highest short-term quality ratings of a major rating service. The Funds may also invest in money market instruments that are not rated, but which we believe are of comparable quality to the instruments described above. The High Growth Fund uses money market instruments for cash management purposes only.

U.S. GOVERNMENT SECURITIES

The Funds may invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have varying interest rates and maturities, but they are all backed by the full faith and credit of the U.S. government.

     The Funds may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. government, like GNMA obligations. Debt securities issued by other government entities, like obligations of FNMA and SLMA, are not backed by the full faith and credit of the U.S. government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

     The U.S. government sometimes "strips" its debt obligations into their component parts: the U.S. government's obligation to make interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face

26     PRUDENTIAL DIVERSIFIED FUNDS                   [PHONE](800) 225-1852

HOW THE FUNDS INVEST

value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional debt obligations. A Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.

TEMPORARY DEFENSIVE INVESTMENTS

In response to adverse market, economic or political conditions, we may temporarily invest up to 100% of a Fund's assets in money market instruments or U.S. government securities. Investing heavily in these securities limits our ability to achieve each Fund's investment objective, but can help to preserve a Fund's assets when the markets are unstable.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

Each Fund may enter into REVERSE REPURCHASE AGREEMENTS. When a Fund enters into a reverse repurchase agreement, the Fund borrows money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time.

     The Conservative Growth and Moderate Growth Funds may each enter into DOLLAR ROLLS. When a Fund enters into a dollar roll, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

REPURCHASE AGREEMENTS

Each Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. A repurchase agreement is like a loan by a Fund to the other party that creates a fixed return for the Fund. The High Growth Fund uses repurchase agreements for cash management purposes only.

CONVERTIBLE SECURITIES

Each Fund may also invest in CONVERTIBLE SECURITIES. These are securities -- like bonds, corporate notes and preferred stock -- that we can convert into the company's common stock or some other equity security.

HOW THE FUNDS INVEST

DERIVATIVE STRATEGIES

We may use various derivative strategies to try to improve each Fund's returns or protect its assets, although we cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Fund will not lose money. The derivatives in which the Funds may invest include FUTURES, OPTIONS AND OPTIONS ON FUTURES. In addition, each Fund may enter into FOREIGN CURRENCY EXCHANGE CONTRACTS and purchase COMMERCIAL PAPER THAT IS INDEXED TO FOREIGN CURRENCY EXCHANGE RATES. Each Fund may also use "CURRENCY HEDGES" to help protect its NAV from declining if a particular foreign currency were to decrease in value against the U.S. dollar.

     Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment -- a security, market index, currency, interest rate or some other benchmark -- will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Fund's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match a Fund's underlying holdings. For more information about these strategies, see the SAI, "Description of the Funds, Their Investments and Risks -- Risk Management and Return Enhancement Strategies."

     Each Fund may purchase and sell put and call options on securities and currencies traded on U.S. or foreign securities exchanges or on the over-the-counter market. An option is the right to buy or sell securities in exchange for a premium. The options may be on debt securities, aggregates of debt securities, financial indexes and U.S. government securities. The Funds will sell only covered options.

     Each Fund may purchase and sell financial futures contracts and related options on debt securities, aggregates of debt securities, currencies, financial indexes or U.S. government securities. A futures contract is an agreement to buy or sell a set quantity of underlying product at a future date or to make or receive a cash payment based on the value of a securities index. The Funds also may enter into foreign currency forward contracts to protect the value of their assets against future changes in the level of foreign currency exchange rates. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price.

28     PRUDENTIAL DIVERSIFIED FUNDS                   [PHONE](800) 225-1852

HOW THE FUNDS INVEST

ADDITIONAL STRATEGIES

The Funds may also use additional strategies, such as purchasing debt securities on a WHEN-ISSUED or DELAYED-DELIVERY basis. When a Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the debt obligations take place at a later time. The Fund does not earn interest income until the date the debt obligations are delivered.

     The CONSERVATIVE GROWTH and MODERATE GROWTH FUNDS may each enter into INTEREST RATE SWAP TRANSACTIONS. In a swap transaction, a Fund and another party "trade" income streams. The swap is done to preserve a return or spread on a particular investment or portion of a Fund or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

     The Funds also follow certain policies when they BORROW MONEY (each Fund can borrow up to 33 1/3 % of the value of its total assets); and HOLD ILLIQUID SECURITIES (each Fund may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than seven days).

     Each Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

PORTFOLIO TURNOVER

As a result of the strategies described above, each Fund may have an annual portfolio turnover rate of over 100%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases and sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other transaction costs and can affect a Fund's performance. It can also result in a greater amount of distributions as ordinary income rather than long-term capital gains.

HOW THE FUNDS INVENT

INVESTMENT RISKS

As noted previously, all investments involve risk, and investing in the Funds is no exception. Since a Fund's holdings can vary significantly from broad market indexes, performance of the Funds can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Funds' principal investments and certain of the Fund's nonprincipal investments and strategies. See, too, "Description of the Funds, Their Investments and Risks" in the SAI.



   INVESTMENT TYPE
   % OF FUNDS' TOTAL ASSETS                RISKS                                    POTENTIAL REWARDS
----------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS                       -   Individual stocks could lose         -   Historically, stocks have
                                           value                                    outperformed other investments
   Conservative Growth Fund                                                         over the long term
   Approximately 40%                   -   The equity markets could go
                                           down, resulting in a decline in      -   Generally, economic growth
   Moderate Growth Fund                    value of a Fund's investments            leads to higher corporate
   Approximately 65%                                                                profits, which leads to an
                                       -   Companies that pay dividends             increase in stock prices, known
   High Growth Fund                        may not do so if they don't              as capital appreciation
   Up to 100%                              have profits or adequate cash
                                           flow                                 -   May be a source of dividend
                                                                                    income
                                       -   Changes in economic or
                                           political conditions, both
                                           domestic and international may
                                           result in a decline in the
                                           value of a Fund's investments


   SMALL AND MEDIUM                    -   Stocks of smaller companies are      -   Highly successful smaller
   CAPITALIZATION STOCKS                   more volatile and may decline            companies can outperform larger
                                           more than those in the S&P 500           ones
   Conservative Growth Fund                Index
   Approximately 10%
                                       -   Small and medium-size companies
   Moderate Growth Fund                    are more likely to reinvest
   Approximately 15%                       earnings and not pay dividends

   High Growth Fund                    -   Changes in interest rates may
   Approximately 30%                       affect the securities of small
                                           and medium-size companies more
                                           than the securities of larger
                                           companies


30  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE] (800) 225-1852

HOW THE FUNDS INVEST


   INVESTMENT TYPE
   % OF FUNDS' TOTAL ASSETS                RISKS                                    POTENTIAL REWARDS
----------------------------------------------------------------------------------------------------------------------
   DEBT OBLIGATIONS                    -   A Fund's share price, yield and      -   Bonds have generally
                                           total return will fluctuate in           outperformed money market
   Conservative Growth Fund                response to bond market                  instruments over the long term
   Approximately 60%                       movements                                with less risk than stocks

   Moderate Growth Fund                -   Credit risk -- the risk that         -   Most bonds will rise in value
   Approximately 35%                       the default of an issuer would           when interest rates fall
                                           leave a Fund with unpaid
                                           interest or principal. The           -   Regular interest income
                                           lower a bond's quality, the
                                           higher its potential volatility      -   High quality debt obligations
                                                                                    are generally more secure than
                                       -   Market risk -- the risk that             stocks since companies must pay
                                           the market value of an                   their debts before paying
                                           investment may move up or down,          stockholders
                                           sometimes rapidly or
                                           unpredictably. Market risk may       -   Investment-grade bonds have a
                                           affect an industry, a sector,            lower risk of default
                                           or the market as a whole
                                                                                -   Bonds with longer maturity
                                       -   Interest rate risk -- the value          dates typically have higher
                                           of most bonds will fall when             yields
                                           interest rates rise: the longer
                                           a bond's maturity and the lower      -   Intermediate-term securities
                                           its credit quality, the more             may be less susceptible to loss
                                           its value typically falls. It            of principal than longer-term
                                           can lead to price volatility,            securities
                                           particularly for junk bonds and
                                           stripped securities



   FOREIGN SECURITIES                  -   Foreign markets, economies and       -   Investors can participate in
                                           political systems particularly           foreign markets and invest in
   Conservative Growth Fund                those in developing countries            companies operating in those
   Up to 15%                               may not be as stable as in the           markets
                                           U.S.
                                                                                -   Changing value of foreign
                                                                                    currencies


   Moderate Growth Fund
   Up to 25%                           -   Currency risk -- changing value      -   Opportunities for
                                           of foreign currencies can cause          diversification
   High Growth Fund                        losses
   Up to 35%                                                                    -   Principal and interest on
                                       -   May be less liquid than U.S.             foreign government securities
                                           stocks and bonds                         may be guaranteed

                                       -   Differences in foreign laws,
                                           accounting standards, public
                                           information, custody and
                                           settlement practices provide
                                           less reliable information on
                                           foreign investments and involve
                                           more risk

                                       -   Investments in emerging markets
                                           securities are subject to
                                           greater volatility and price
                                           declines

                                       -   Not all government securities
                                           are insured or guaranteed by
                                           government, but only by the
                                           issuing agency

HOW THE FUNDS INVEST


   INVESTMENT TYPE
   % OF FUNDS' TOTAL ASSETS                RISKS                                    POTENTIAL REWARDS
----------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT                     -   Not all are insured or               -   Regular interest income
   SECURITIES                              guaranteed by the U.S.
                                           government, but only by the          -   The U.S. government guarantees
   All Funds                               issuing agency                           interest and principal payments
                                                                                    on certain securities.
   Percentage varies;                  -   Limits potential for capital
   Up to 100% on                           appreciation                         -   Generally more secure than
   a temporary basis                                                                lower quality debt securities
                                       -   See market risk                          and equity securities

                                       -   See interest rate risk               -   May preserve a Fund's assets



   MONEY MARKET                        -   U.S. Government money market         -   May preserve a Fund's assets
   INSTRUMENTS                             securities offer a lower yield
                                           than lower-quality or
   All Funds                               longer-term securities

   Up to 100% on                       -   Limits potential for capital
   a temporary basis                       appreciation and achieving our
                                           objective

                                       -   See credit risk

                                       -   See market risk


   MORTGAGE-RELATED                    -   Prepayment risk -- the risk          -   Regular interest income
   SECURITIES                              that the underlying mortgage
                                           may be prepaid partially or          -   The U.S. government guarantees
   Conservative Growth and                 completely, generally during             interest and principal payments
   Moderate Growth Funds                   periods of falling interest              on certain securities
                                           rates, which could adversely
   Percentage varies usually               affect yield to maturity and         -   May benefit from security
   less than 10%                           could require a Fund to                  interest in real estate
                                           reinvest in lower-yielding               collateral
                                           securities.
                                                                                -   Pass-through instruments
                                       -   Credit risk -- the risk that             provide greater diversification
                                           the underlying mortgages will            than direct ownership of loans
                                           not be paid by debtors or by
                                           credit insurers or guarantors
                                           of such instruments. Some
                                           private mortgage securities are
                                           unsecured or secured by
                                           lower-rated insurers or
                                           guarantors and thus may involve
                                           greater risk

                                       -   See market risk

                                       -   See interest rate risk


32  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE] (800) 225-1852

HOW THE FUNDS INVEST


   INVESTMENT TYPE
   % OF FUNDS' TOTAL ASSETS                RISKS                                    POTENTIAL REWARDS
----------------------------------------------------------------------------------------------------------------------
   HIGH-YIELD DEBT                     -   Higher credit risk than              -   May offer higher interest
   SECURITIES (JUNK BONDS)                 higher-grade debt                        income than higher-grade
                                           securities                               debt securities and higher
   Conservative Growth and                                                          potential gains
   Moderate Growth Funds               -   Higher market risk than
                                           higher-grade debt
   Up to 35%, usually less                 securities
   than 10%
                                       -   More volatile than
                                           higher-grade debt
                                           securities

                                       -   May be more illiquid
                                           (harder to value and sell),
                                           in which case valuation
                                           would depend more on
                                           investment adviser's
                                           judgment than is generally
                                           the case with higher-rated
                                           securities

   ASSET-BACKED                        -   See prepayment risks                 -   Regular interest income
   SECURITIES
                                       -   The security interest in             -   Prepayment risk is
   Conservative Growth and                 the underlying collateral                generally lower than with
   Moderate Growth Funds                   may not be as great as with              mortgage-related securities
                                           mortgage-related securities
   Percentage varies, usually                                                   -   Pass-through instruments
   less than 10%                       -   Credit risk -- the risk                  provide greater
                                           that the underlying                      diversification than direct
                                           receivables will not be                  ownership of loans
                                           paid by debtors or by
                                           credit insurers or
                                           guarantors of such
                                           instruments. Some
                                           asset-backed securities are
                                           unsecured or secured by
                                           lower-rated insurers or
                                           guarantors and thus may
                                           involve greater risk

                                       -   See market risk

                                       -   See interest rate risk




   DERIVATIVES                         -   Derivatives such as                  -   A Fund could make money and
                                           futures, options and                     protect against losses if
   All Funds                               foreign currency exchange                the investment analysis
                                           contracts may not fully                  proves correct
   Percentage varies, usually              offset the underlying
   less than 10%                           positions and this could             -   One way to manage a Fund's
                                           result in losses to the                  risk/return balance is to
                                           Fund that would not have                 lock in the value of an
                                           otherwise occurred                       investment ahead of time

                                       -   Derivatives used for risk            -   Derivatives that involve
                                           management may not have the              leverage could generate
                                           intended effects and may                 substantial gains at low
                                           result in losses or missed               cost
                                           opportunities
                                                                                -   May be used to hedge
                                       -   The other party to a                     against changes in currency
                                           derivatives contract could               exchange rates
                                           default

                                       -   Derivatives that involve
                                           leverage (borrowing for
                                           investment) could magnify
                                           losses

                                       -   Certain types of
                                           derivatives involve costs
                                           to a Fund which can reduce
                                           returns

HOW THE FUNDS INVEST


   INVESTMENT TYPE
   % OF FUNDS' TOTAL ASSETS                RISKS                                    POTENTIAL REWARDS
----------------------------------------------------------------------------------------------------------------------

   REVERSE REPURCHASE                  -   May magnify underlying               -   May magnify underlying
   AGREEMENTS                              investment losses                        investment gains

   All Funds                           -   Investment costs may exceed
                                           potential underlying
   Up to 33 1/3%, usually                  investment gains
   less than 10%

   DOLLAR ROLLS

   Conservative Growth and
   Moderate Growth Funds

   Up to 33 1/3%, usually
   less than 10%

   WHEN-ISSUED AND
   DELAYED-DELIVERY SECURITIES

   All Funds

   Percentage varies, usually
   less than 10%


   BORROWING                           -   Leverage may magnify losses          -   Leverage may magnify
                                                                                    investment gains
   All Funds                           -   Interest costs and
                                           investment fees may exceed
   Up to 33 1/3%, usually                  potential investment gains
   less than 10%





   ADJUSTABLE/FLOATING RATE            -   Value lags value of fixed            -   Can take advantage of
   SECURITIES                              rate securities when                     rising interest rates
                                           interest rates change
   Conservative Growth and
   Moderate Growth Funds

   Percentage varies, usually
   less than 10%

   STRIPPED SECURITIES                 -   More volatile than                   -   Value rises faster when
                                           securities that have not                 interest rates fall
   Conservative Growth and                 separated principal and
   Moderate Growth Funds                   interest

   Percentage varies, usually          -   Mortgage-backed stripped
   less than 10%                           securities have more
                                           prepayment and interest
                                           rate risk than other
                                           mortgage-related securities


34  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE] (800) 225-1852

HOW THE FUNDS INVEST


   INVESTMENT TYPE
   % OF FUNDS' TOTAL ASSETS                RISKS                                    POTENTIAL REWARDS
----------------------------------------------------------------------------------------------------------------------
   INTEREST RATE SWAPS                 -   Helps protect the return on          -   Speculative technique
                                           an investment                            including risk of loss of
   Conservative Growth and                                                          interest payment swapped
   Moderate Growth Funds
   Up to 5% of net assets



   ILLIQUID SECURITIES                 -   May be difficult to value            -   May offer a more attractive
                                           precisely                                yield or potential for
   All Funds                                                                        growth than more widely
   Up to 15% of net assets             -   May be difficult to sell at              traded securities
                                           the time or price desired

HOW THE TRUST IS MANAGED


BOARD OF TRUSTEES

The Board of Trustees oversees the actions of the Manager, the Advisers and the Distributor and decides on general policies. The Board also oversees the Trust's officers who conduct and supervise the daily business operations of the Trust.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077

     Under a management agreement with the Trust, PIFM manages the Trust's investment operations and administers its business affairs. PIFM is also responsible for supervising the Trust's Advisers. For the period ended July 31, 2000, the Trust paid PIFM the management fees set forth in the table below for each of the Funds (shown as a percentage of average net assets).


                                                                   MANAGEMENT
FUND                                                            FEE PAID TO PIFM
Conservative Growth Fund                                              .75%
Moderate Growth Fund                                                  .75%
High Growth Fund                                                      .75%

     Subject to the supervision of the Board of Trustees of the Trust, PIFM is responsible for conducting the initial review of prospective Advisers for the Trust. In evaluating a prospective Adviser, PIFM considers many factors, including the firm's experience, investment philosophy and historical performance. PIFM is also responsible for monitoring the performance of the Trust's Advisers.

     PIFM and the Trust operate under an exemptive order (the Order) from the Securities and Exchange Commission that generally permits PIFM to enter into or amend agreements with Advisers without obtaining shareholder approval each time. This authority is subject to certain conditions, including the requirement that the Board of Trustees approve any new or amended agreements with Advisers. Shareholders of each Fund still have the right to terminate these agreements for a Fund at any time by a vote of the majority of outstanding shares of that Fund. The Trust will notify sharehold-


36   PRUDENTIAL DIVERSIFIED FUNDS             [PHONE] (800) 225-1852

HOW THE TRUST IS MANAGED


ers of any new Advisers or material amendments to advisory agreements made pursuant to the Order. On October 1, 1998, the sole shareholder of the Trust voted to allow the Trust and PIFM to operate under the Order.

     PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of August 31, 2000, PIFM served as the Manager to all 38 of the Prudential Mutual Funds and as Manager or administrator to 22 closed-end investment companies with aggregate assets of approximately $76.4 billion.

ADVISERS AND PORTFOLIO MANAGERS

INTRODUCTION
The Advisers are responsible for the day-to-day management of each Fund segment that they manage, subject to the supervision of PIFM and the Board of Trustees. The Advisers are paid by PIFM, not the Trust.

     Each Adviser manages one or more segments of a Fund, focusing on a particular investment type and style. The Manager allocates daily cash inflows (i.e., purchases and reinvested dividends) and outflows (i.e., redemptions and expense items) among the segments of each Fund. By using several Advisers for each Fund, and by periodically rebalancing each Fund in accordance with its asset allocation strategy, the Manager seeks long-term benefits from a balance of different investment disciplines. The Manager believes that, at any given time, certain investment philosophies will be more successful than others and that a combination of different investment approaches may benefit the Funds and help reduce their volatility. Reallocations may result in higher portfolio turnover and correspondingly higher transactional costs. In addition, a Fund may experience wash transactions -- where one Adviser buys a security at the same time the other one sells it. When this happens, the Fund's position in that security remains unchanged, but the Fund has paid additional transaction costs.

HOW THE TRUST IS MANAGED


     The Manager pays the Advisers' fees set forth in the table below for each of the Funds (shown as a percentage of average net assets of the Fund segments each Adviser manages).

                                                              ANNUAL FEE PAID BY
ADVISERS                          FUNDS                       PIFM TO ADVISERS
--------                          -----                       ----------------
Jennison Associates LLC           Conservative Growth         .30% with respect to
                                  Moderate Growth             the first $300 million;
                                  High Growth                 .25% for amounts in
                                                              excess of $300 million

The Prudential Investment         Conservative Growth         .375
 Corporation                      Moderate Growth
                                  High Growth

Lazard Asset Management           Moderate Growth             .40%
                                  High Growth

Pacific Investment                Conservative Growth         .25%
  Management Company              Moderate Growth

Franklin Advisers, Inc.           Conservative Growth         .50%
                                  Moderate Growth
                                  High Growth

The Dreyfus Corporation           Conservative Growth         .45%
                                  Moderate Growth
                                  High Growth

(1) Under the Advisory Agreement between PIFM and PIC, PIC is reimbursed by PIFM for its reasonable costs and expenses incurred in providing advisory services to the Fund segments PIC manages.

The following sets forth certain information about each of the Advisers.

JENNISON ASSOCIATES LLC

JENNISON ASSOCIATES LLC (JENNISON) is a wholly owned subsidiary of The Prudential Insurance Company of America (Prudential), a major diversified insurance and financial services company. As of June 30, 2000, Jennison managed over $63.5 billion in assets for institutional and mutual fund clients. The address of Jennison is 466 Lexington Avenue, New York, NY 10017.

     JAMES N. KANNRY, CFA, and KATHLEEN A. MCCARRAGHER have managed the large-capitalization growth equity segments of the Funds since February 1999. Mr. Kannry, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972. He spent more than a dozen years as part of Jennison's research team before becoming a portfolio manager in 1992. Mr. Kannry holds a Chartered Financial Analyst designation


38   PRUDENTIAL DIVERSIFIED FUNDS             [PHONE] (800) 225-1852

HOW THE TRUST IS MANAGED


and is a member of the New York Society of Security Analysts. Ms. McCarragher, a Director and Executive Vice President of Jennison, is Jennison's Growth Equity Investment Strategist. Prior to joining Jennison in 1998, Ms. McCarragher was a portfolio manager with Weiss, Peck & Greer.

THE PRUDENTIAL INVESTMENT CORPORATION

THE PRUDENTIAL INVESTMENT CORPORATION (PIC) is a wholly owned subsidiary of Prudential, a major diversified insurance and financial services company. The address of PIC is Prudential Plaza, 751 Broad Street, Newark, NJ 07102.


     THOMAS KOLEFAS, CFA, a Managing Director of Prudential Investments, began managing the Fund effective May 8, 2000. Mr. Kolefas was previously employed by Loomis Sayles & Co., L.P., where he was a senior portfolio manager and led a team managing large- and mid-cap value equity assets, including mutual fund portfolios, for four years. Prior to 1996 Mr. Kolefas was employed by Mackay Shields Financial as a portfolio manager for five years. He earned a B.S. and a M.B.A. from New York University. He also holds a Chartered Financial Analyst
(CFA) designation.


     GEORGE EDWARDS has managed the high-yield fixed-income segments of the Conservative Growth and Moderate Growth Funds since their inception. Mr. Edwards has been a portfolio manager with PIC since 1985.

FRANKLIN ADVISERS, INC.

FRANKLIN is a wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Franklin advises 108 domestic and international equity and fixed-income mutual funds in the Franklin Templeton Group of funds. As of August 31, 2000, Franklin and its affiliates managed over $236 billion in assets. The address of Franklin is 777 Mariners Island Blvd., San Mateo, CA 94404.

     EDWARD B. JAMIESON, MICHAEL MCCARTHY and AIDAN O'CONNELL have managed the small/mid-capitalization growth equity segments of the Funds since their inception. Mr. Jamieson is an Executive Vice President of Franklin and Managing Director of Franklin's equity and high-yield groups and has been with Franklin since 1987. Mr. McCarthy joined Franklin in 1992 and is a Vice President and portfolio manager specializing in research analysis of several technology sectors. Mr. O'Connell is a research analyst specializing

HOW THE TRUST IS MANAGED


in the semiconductor and semiconductor capital equipment industries. Prior to joining Franklin in 1998, Mr. O'Connell was a research and corporate finance associate with Hambrecht & Quist.

THE DREYFUS CORPORATION

THE DREYFUS CORPORATION (DREYFUS) is a subsidiary of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. As of August 31, 2000, Dreyfus managed approximately $130 billion in assets for both equity and fixed-income mutual funds. The address of Dreyfus is 200 Park Avenue, 8th floor West, New York, NY 10166.

     WILLIAM P. RYDELL, CFA and MARK W. SIKORSKI, CFA have managed the small/mid-capitalization value equity segments of the Funds since their inception. Mr. Rydell is a portfolio manager at Dreyfus and is the President and Chief Executive Officer of Mellon Equity Associates LLP. Mr. Rydell has been with the Mellon organization since 1973. Mr. Sikorski is a portfolio manager at Dreyfus and a Vice President of Mellon Equity Associates LLP. Prior to joining the Mellon organization in 1996, Mr. Sikorski managed various corporation treasury projects for Northeast Utilities, including bond refinancing and investment evaluations.

LAZARD ASSET MANAGEMENT

LAZARD ASSET MANAGEMENT (LAZARD) is a division of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company. Lazard provides investment management services to both individual and institutional clients. As of June 30, 2000, Lazard and its global affiliates had approximately $72.8 billion in assets under management. The address of Lazard is 30 Rockefeller Plaza, New York, NY 10112.

     HERBERT W. GULLQUIST and JOHN R. REINSBERG have managed the international equity segments of the Moderate Growth and High Growth Funds since their inception. Mr. Gullquist, a Managing Director and Vice Chairman of Lazard Freres and Chief Investment Officer of Lazard, has been with Lazard since 1982. Mr. Reinsberg is a Managing Director of Lazard Freres and has been with Lazard since 1992.


40   PRUDENTIAL DIVERSIFIED FUNDS             [PHONE] (800) 225-1852

HOW THE TRUST IS MANAGED


PACIFIC INVESTMENT MANAGEMENT COMPANY

PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) had approximately $206 billion of assets under management as of August 31, 2000. The address of PIMCO is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

     JOHN L. HAGUE, a Managing Director of PIMCO, has managed the fixed-income segments of the Conservative Growth and Moderate Growth Funds since their inception. Mr. Hague has been a portfolio manager with PIMCO and its predecessor since 1989.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Trust's shares under a Distribution Agreement with the Trust. The Trust has Distribution and Service Plans (the Plans) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Trust's Class A, B, C and Z shares and provides certain shareholder support services. The Trust pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees -- known as 12b-1 fees -- are shown in the "Fees and Expenses" tables. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

FUND DISTRIBUTIONS AND TAX ISSUES


Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund pays DIVIDENDS of ordinary income and distributes realized net CAPITAL GAINS, if any, to shareholders. These distributions are subject to federal income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund may also be subject to state income tax in the state where you live.

     Also, if you sell shares of a Fund for a profit, you may have to pay capital gains taxes on the amount of your profit, unless you hold your shares in a qualified or tax-deferred plan or account.

     The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

Each Fund distributes DIVIDENDS of any net investment income to shareholders on a regular basis as shown below.

FUND                                                 DIVIDENDS DECLARED AND PAID
Conservative Growth Fund                                               Quarterly
Moderate Growth Fund                                               Semi-Annually
High Growth Fund                                                        Annually

     For example, if a Fund owns ACME Corp. stock and the stock pays a dividend, the Fund will pay out a portion of this dividend to its shareholders, assuming the Fund's income is more than its costs and expenses. The dividends you receive from each Fund will be taxed as ordinary income, whether or not they are reinvested in the Fund.

     For Funds that invest in foreign securities, the amount of income available for distribution to shareholders will be affected by any foreign currency gains or losses generated by the Fund and cannot be predicted. This fact, coupled with the different tax and accounting treatment of certain currency gains and losses, increases the possibility that distributions, in whole or in part, may be a return of capital to shareholders.

     Each Fund also distributes realized net CAPITAL GAINS to share holders -- typically once a year. Capital gains are generated when the Fund sells its assets for a profit. For example, if a Fund bought 100 shares of ACME Corp. stock for a total of $1,000 and more than one year later sold the shares for


42   PRUDENTIAL DIVERSIFIED                   [PHONE] (800) 225-1852

FUND DISTRIBUTIONS AND TAX ISSUES


a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's total gains are greater than any losses it may have). Capital gains are taxed differently depending on how long the Fund holds the security. If a security is held more than one year before it is sold, LONG-TERM capital gains are taxed at the rate of 20%, but if the security is held one year or less, SHORT-TERM capital gains are taxed at ordinary income rates of up to 39.6%. Different rates apply to corporate shareholders.

     For your convenience, a Fund's distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES

FORM 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of a Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

     Fund distributions are generally taxable to you in the calendar year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. Corporate shareholders are eligible for the 70% dividends-received deduction for certain dividends.

WITHHOLDING TAXES

If federal tax law requires you to provide the Trust with your tax identification number and certifications as to your tax status, and you fail to do this, we will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. If you are subject to backup withholding, we will withhold and pay to the U.S.

FUND DISTRIBUTIONS AND TAX ISSUES


Treasury 31% of your distributions. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

IF YOU PURCHASE JUST BEFORE RECORD DATE

If you buy shares of a Fund just before the record date (the date that determines who receives the distribution), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well, since you bought shares one day and soon thereafter received a distribution. That is not so because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend and the market changes (if any) to reflect the payout. The distribution you receive makes up for the decrease in share value. However, the timing of your purchase does mean that part of your investment came back to you as taxable income.

QUALIFIED AND TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS

Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts -- available to certain taxpayers beginning in 1998 -- contributions are not tax deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of retirement plans offered by Prudential.


44   PRUDENTIAL DIVERSIFIED                   [PHONE] (800) 225-1852

FUND DISTRIBUTIONS AND TAX ISSUES


IF YOU SELL OR EXCHANGE YOUR SHARES

If you sell any shares of a Fund for a profit, you have REALIZED A CAPITAL GAIN, which is subject to tax, unless you hold shares in a qualified tax-deferred plan or account. The amount of tax you pay depends on how long you owned your shares. If you sell shares of a Fund for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.

[MONEY CHART]

     Exchanging your shares of a Fund for the shares of another Prudential mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.

     Any gain or loss you may have from selling or exchanging Fund shares will not be reported on the Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, unless you hold your shares in a qualified tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell --or exchange -- Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES

We have obtained a legal opinion that the conversion of Class B shares into Class A shares -- which happens automatically approximately seven years after purchase -- is not a "taxable event" because it does not involve an actual sale of your Class B shares. This opinion, however, is not binding on the Internal Revenue Service. For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years" in the next section.

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUNDS

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Funds for you, call Prudential Mutual Fund Services LLC (PMFS) at (800) 225-1852, or contact:



PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADELPHIA, PA  19101


You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Funds, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify each Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS

Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Funds, although Class Z shares are available only to a limited group of investors.

     Multiple share classes let you choose a cost structure that better meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why it is called a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than the Class A share expenses. With Class C shares, you pay a 1% front-end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.

     When choosing a share class, you should consider the following:

     - The amount of your investment

     - The length of time you expect to hold the shares and the impact of varying distribution fees


46  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE]  (800) 225-1852

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS

     - The different sales charges that apply to each share class -- Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC

     - Whether you qualify for any reduction or waiver of sales charges

     - The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase

     - Whether you qualify to purchase Class Z shares.

     See "How to Sell Your Shares" for a description of the impact of CDSCs.

SHARE CLASS COMPARISON. Use this chart to help you compare the Funds' different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

---------------------------------------------------------------------------------
                         CLASS A         CLASS B          CLASS C         CLASS Z
---------------------------------------------------------------------------------
Minimum purchase         $1,000          $1,000           $2,500          None
 amount(1)

Minimum amount for       $100            $100             $100            None
 subsequent purchase(1)

Maximum initial          5% of the       None             1% of the       None
 sales charge            public                           public
                         offering price                   offering price


Contingent Deferred      None            If sold during:  1% on sales     None
 Sales Charge (CDSC)(2)                  Year 1   5%      made within
                                         Year 2   4%      18 months of
                                         Year 3   3%      purchase(2)
                                         Year 4   2%
                                         Years 5/6 1%
                                         Year 7   0%

Annual distribution      .30 of 1%       1%               1%              None
and service (12b-1)      (.25 of 1%
fees shown as a          through July 31, 2001)
percentage of average
net assets(3)
---------------------------------------------------------------------------------

1 The minimum investment requirements do not apply to certain retirement and employee savings plans and custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Additional Shareholder Services -- Automatic Investment Plan."

2 For more information about the CDSC and how it is calculated, see "How to Sell
  Your Shares -- Contingent Deferred Sales Charge (CDSC)."

3 These distribution and service fees are paid from each Fund's assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The service fee for Class A, Class B and Class C shares is .25 of 1%. The distribution fee for Class A shares is limited to .30 of 1% (including the .25 of 1% service fee) and is .75 of 1% for Class B and Class C shares.

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS

REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE

The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

INCREASE THE AMOUNT OF YOUR INVESTMENT. You can reduce Class A's sales charge by increasing the amount of your investment. This table shows you how the sales charge decreases as the amount of your investment increases.

--------------------------------------------------------------------------------
                          SALES CHARGE AS %   SALES CHARGE AS %       DEALER
AMOUNT OF PURCHASE        OF OFFERING PRICE  OF AMOUNT INVESTED     REALLOWANCE
--------------------------------------------------------------------------------
Less than $25,000               5.00%               5.26%              4.75%

$25,000 to $49,999              4.50%               4.71%              4.25%

$50,000 to $99,999              4.00%               4.17%              3.75%

$100,000 to $249,999            3.25%               3.36%              3.00%

$250,000 to $499,999            2.50%               2.56%              2.40%

$500,000 to $999,999            2.00%               2.04%              1.90%

$1 MILLION AND ABOVE*           none                none               none
--------------------------------------------------------------------------------

* If you invest $1 million or more, you can buy only Class A shares unless you qualify to buy Class Z shares.

To satisfy the purchase amounts above, you can:

  - Invest with an eligible group of related investors

  - Buy the Class A shares of two or more Prudential mutual funds at the same time

  - Use your RIGHTS OF ACCUMULATION, which allow you to combine the value of Prudential mutual fund shares you already own with the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent if you qualify for Rights of Accumulation)

  - Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in a Fund and other Prudential mutual funds within 13 months.


48  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE]  (800) 225-1852

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS

BENEFIT PLANS. Certain group retirement and savings plans may purchase Class A shares without the initial sales charge if they meet the required minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at (800) 353-2847.

MUTUAL FUND PROGRAMS. The initial sales charge will be waived for investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:

     - Mutual fund "wrap" or asset allocation programs where the sponsor places Fund trades and charges its clients a management, consulting or other fee for its services; or

     - Mutual fund "supermarket" programs where the sponsor links its client's accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

     Broker-dealers, investments advisors or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in a Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.


OTHER TYPES OF INVESTORS. Other investors pay no sales charge, including certain officers, employees or agents of Prudential and its affiliates, the Prudential mutual funds, the subadvisers of the Prudential mutual funds and clients of brokers that have entered into a dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares -- Reduction and Waiver of Initial Sales Charge -- Class A Shares."



WAIVING CLASS C'S INITIAL SALES CHARGE

BENEFIT PLANS. Certain group retirement plans may purchase Class C shares without the initial sales charge. For more information, call Prudential at (800) 353-2847.

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS

INVESTMENT OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company, as long as the shares were not held in an account at Prudential Securities Incorporated or one of its affiliates. These purchases must be made within 60 days of the redemption. To qualify for this waiver, you must do one of the following:

     -    purchase your shares through an account at Prudential Securities

     - purchase your shares through an ADVANTAGE Account or an Investor Account with Pruco Securities Corporation

     -    purchase your shares through another broker.

     This waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify your broker, who may require any supporting documents it considers appropriate.

QUALIFYING FOR CLASS Z SHARES

BENEFIT PLANS. Certain group retirement plans may purchase Class Z shares, provided that they meet the required minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at (800) 353-2847.

MUTUAL FUND PROGRAMS. Class Z shares can also be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. Class Z shares can also be purchased by investors in certain programs sponsored by broker-dealers, investment and financial planners who have agreements with Prudential Investments Advisory Group relating to:

     - Mutual fund "wrap" or asset allocation program, where the sponsor places Fund trades, links its clients' accounts to a master account in the sponsor's name, and charges its clients a management, consulting or other fee for its services; or

     - Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.


50  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE]  (800) 225-1852

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS

Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in a Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

OTHER TYPES OF INVESTORS. Class Z shares can also be purchased by any of the following:

     - Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option;
     - Current and former Directors/Trustees of the Prudential mutual funds (including the Fund); and

     -    Prudential, with an investment of $10 million or more.

     In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS

If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, converting to Class A shares lowers your Fund expenses.

     When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS

purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares -- Conversion Feature -- Class B Shares."

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY

The price you pay for each share of a Fund is based on the share value. The share value of a mutual fund -- known as the NET ASSET VALUE or NAV -- is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of fund XYZ owned by shareholders, the price of one share of the fund -- or the NAV -- is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Trust's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES

The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if fund XYZ holds ACME Corp. stock in its portfolio and the price of ACME stock goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of fund XYZ will increase.
--------------------------------------------------------------------------------


     We determine the NAV of our shares once each business day at 4:15 p.m., New York Time, on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on most national holidays and Good Friday. We do not determine the NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of a Fund's portfolio do not materially affect the NAV.


WHAT PRICE WILL YOU PAY FOR SHARES OF A FUND?

For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.


52  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE]  (800) 225-1852

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS


STEP 4: ADDITIONAL SHAREHOLDER SERVICES

As a Fund shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, each Fund pays out -- or distributes -- its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101

AUTOMATIC INVESTMENT PLAN. You can make regular purchases of a Fund for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

RETIREMENT PLAN SERVICES. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLES, SEP plans, Keoghs, 403(b) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

THE PRUTECTOR PROGRAM. Optional group term life insurance -- which protects the value of your Prudential mutual fund investment for your beneficiaries against market declines -- is available to investors who purchase their shares through Prudential. This insurance is subject to various restrictions and charges and is not available in all states.

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available that will provide you with monthly or quarterly, semi-annual or annual redemption checks. Remember, sales of Class B and Class C shares may be subject to a CDSC.

REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semiannual report, which contain important financial information about the Funds. To reduce Fund expenses, we will send one annual shareholder report, one semiannual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES

You can sell your shares of a Fund for cash (in the form of a check, by wire or by electronic deposit to your bank account) at any time, subject to certain restrictions.

     When you sell shares of a Fund -- also known as redeeming your shares -- the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell (less any applicable CDSC). If your broker holds your shares, he must receive your order to sell by 4:15 p.m. New York Time to process the sale on that day. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101

     Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, we will credit payment to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.


54  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE]  (800) 225-1852

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of a Fund, or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares -- Sale of Shares."

     If you are selling more than $100,000 of shares, you want the redemption proceeds payable to or sent to someone or some place that is not in our records, or you are a business or a trust and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible" guarantor institution. An "eligible guarantor institution" includes any bank, broker, dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares -- Sale of Shares -- Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)

If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell amounts representing shares in the following order:

     - Amounts representing shares you purchased with reinvested dividends and distributions

     - Amounts representing shares that represent the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares (five years for Class B shares purchased before January 22, 1990) and 18 months for Class C shares (one year for Class C shares purchased before November 2, 1998).

     - Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares).

     Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid -- or at least minimize -- the CDSC.

     Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS

     As we noted before in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares -- which is applied to shares sold within 18 months of purchase (or one year for Class C shares purchased before November 2, 1998). For both Class B and Class C shares, the CDSC is calculated using the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.

     The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.


WAIVER OF THE CDSC -- CLASS B SHARES

The CDSC will be waived if the Class B shares are sold:

     - after a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or disability


     - to provide for certain distributions -- made without IRS penalty -- from a tax-deferred retirement plan, IRA or Section 403(b) custodial account

     -    on certain sales effected through a Systematic Withdrawal Plan.

     For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares -- Waiver of Contingent Deferred Sales Charge -- Class B Shares."

WAIVER OF THE CDSC -- CLASS C SHARES

BENEFIT PLANS. The CDSC will be waived for redemptions by certain group retirement plans for which Prudential or brokers not affiliated with Prudential provide administrative or recordkeeping services. The CDSC will also be waived for certain redemptions by benefit plans sponsored by Prudential and its affiliates. For more information, call Prudential at (800) 353-2847.


56  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE]  (800) 225-1852

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS

REDEMPTION IN KIND

If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of a Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS

If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Funds' expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

90-DAY REPURCHASE PRIVILEGE

After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the same Fund and account without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your account with the appropriate number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares -- Sale of Shares."

RETIREMENT PLANS

To sell shares and receive a distribution from a retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares of a Fund for shares of the same class in certain other Prudential mutual funds -- including certain money market funds -- if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Fund for Class A shares of another Prudential mutual fund, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Class B and Class C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. After an exchange, at redemption the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice.

     If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101


     There is no sales charge for such exchanges. However, if you exchange -- and then sell -- Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase or one year for Class C shares purchased before November 2, 1998, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market account will not be counted for purposes of calculating the required holding period for CDSC liability.


     Remember, as we explained in the section entitled "Fund Distributions and Tax Issues -- If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI, "Shareholder Investment Account -- Exchange Privilege."

     If you own Class B or Class C shares and qualify to purchase Class A shares without paying an initial sales charge, we will automatically exchange your Class B or Class C shares which are not subject to a CDSC for Class A


58  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE]  (800) 225-1852

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUNDS

shares. We make such exchanges on a quarterly basis if you qualify for this exchange privilege. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS.

FREQUENT TRADING

Frequent trading of Fund shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage a Fund's investments. When market timing occurs, a Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Trust reserves the right to refuse purchase orders and exchanges into each Fund by any person, group or commonly controlled account. The Trust may notify a market timer of rejection of an exchange or purchase order after the day the order is placed. If the Trust allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS AND EXCHANGES


You may redeem your shares in any amount by calling the Fund at (800) 225-1852. In order to redeem your shares by telephone, you must call the Fund before 4:15 p.m. New York time to receive a redemption amount based on that day's NAV.

     The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

     In the event of drastic economic or market changes, you may have difficulty in redeeming your shares by telephone. If this occurs, you should consider redeeming your shares by mail or through your broker.

     The telephone redemption procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.

FINANCIAL HIGHLIGHTS


The financial highlights will help you evaluate each Fund's financial performance. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in the share class of that particular Fund, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.

     Review each chart with the financial statements and report of independent accountants, which appear in the annual report and the SAI and are available upon request. Additional performance information for each share class is contained in the annual report, which you can receive at no charge.

CONSERVATIVE GROWTH FUND: CLASS A SHARES

The financial highlights for the year ended July 31, 2000, and the period ended July 31, 1999, were audited by PricewaterhouseCoopers, LLP, whose reports were unqualified.


----------------------------------------------------------------------------
CLASS A SHARES (FISCAL YEARS ENDED 7-31)
PER SHARE OPERATING PERFORMANCE                           2000       1999(1)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     10.36      10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(5)                                   .37        .19
Net realized and unrealized gain on
  investments and foreign currencies                       .82        .35
                                                         -----      -----
TOTAL FROM INVESTMENT OPERATIONS                          1.19        .54
                                                         -----      -----
----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.37)      (.18)
                                                         -----      -----
Distributions from net realized gains                     (.12)        --
                                                         -----      -----
TOTAL DISTRIBUTIONS                                       (.49)      (.18)
                                                         -----      -----
NET ASSET VALUE, END OF PERIOD                           11.06      10.36
                                                         =====      =====
TOTAL RETURN(2)                                          11.73       5.34
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                                  2000       1999
----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000)                         14,514      9,097
Average net assets (000)                                12,535      6,157
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution fees(4)                  1.73       1.92(3)
Expenses, excluding distribution fees                     1.48       1.67(3)
Net investment income (loss)                              3.46       2.69(3)
Portfolio turnover                                         244%       180%


 1 Information shown is for the period 11-18-98 (when Class A shares were first offered) through 7-31-99.

 2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for periods of less than a full year is not annualized.

 3   Annualized.

 4 The Distributor of the Fund agreed to limit its distribution fees to .25 of 1% of the average daily net assets of the Class A shares.

 5   Calculated based on average month-end shares outstanding during the period.


60   PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE] (800) 225-1852

FINANCIAL HIGHLIGHTS

CLASS B SHARES

The financial highlights for the year ended July 31, 2000, and the period ended July 31, 1999, were audited by PricewaterhouseCoopers, LLP, whose reports were unqualified.


----------------------------------------------------------------------------
CLASS B SHARES (FISCAL YEARS ENDED 7-31)
PER SHARE OPERATING PERFORMANCE                          2000        1999(1)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    10.35       10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(4)                                  .29         .14
                                                        -----
Net realized and unrealized gain on
  investments and foreign currencies                      .82         .34
                                                        -----       -----
TOTAL FROM INVESTMENT OPERATIONS                         1.11         .48
                                                        -----       -----
----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.29)       (.13)
                                                        -----       -----
Distributions from net realized gains                    (.12)         --
                                                        -----       -----
TOTAL DISTRIBUTIONS                                      (.41)       (.13)
                                                        -----       -----
NET ASSET VALUE, END OF PERIOD                          11.05       10.35
                                                        =====       =====
TOTAL RETURN(2)                                         10.89        4.77
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                                 2000        1999(1)
----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000)                        48,838      30,235
Average net assets (000)                               36,574      19,308
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution fees                    2.48        2.67(3)
Expenses, excluding distribution fees                    1.48        1.67(3)
Net investment income (loss)                             2.71        1.94(3)
Portfolio turnover                                        244%        180%


 1 Information is shown for the period 11-18-98 (when Class B shares were first offered) through 7-31-99.

 2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for periods of less than one year is not annualized.

 3   Annualized.

 4   Calculated based on average month-end shares outstanding during the period.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

The financial highlights for the year ended July 31, 2000, and the period ended July 31, 1999, were audited by PricewaterhouseCoopers, LLP, whose reports were unqualified.


----------------------------------------------------------------------------
CLASS C SHARES (FISCAL YEARS ENDED 7-31)
PER SHARE OPERATING PERFORMANCE                          2000       1999(1)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    10.35      10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(4)                                  .28        .14
Net realized and unrealized gain on
  investments and foreign currencies                      .83        .34
                                                        -----      -----
TOTAL FROM INVESTMENT OPERATIONS                         1.11        .48
                                                        -----      -----
----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.29)      (.13)
                                                        -----      -----
Distributions from net realized gains                    (.12)        --
                                                        -----      -----
TOTAL DISTRIBUTIONS                                      (.41)      (.13)
                                                        -----      -----
NET ASSET VALUE, END OF PERIOD                          11.05      10.35
                                                        =====      =====
TOTAL RETURN(2)                                         10.89       4.77
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                                 2000        1999
----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000)                        11,301      14,035
Average net assets (000)                               12,954      12,039
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution fees                    2.48        2.67(3)
Expenses, excluding distribution fees                    1.48        1.67(3)
Net investment loss                                      2.62        1.91(3)
Portfolio turnover                                        244%        180%


 1 Information shown is for the period 11-18-98 (when Class C shares were first offered) through 7-31-99.

 2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for periods of less than one year is not annualized.

 3   Annualized.

 4   Calculated based on average month-end shares outstanding during the period.


62   PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE] (800) 225-1852

FINANCIAL HIGHLIGHTS

CLASS Z SHARES

The financial highlights for the year ended July 31, 2000, and the period ended July 31, 1999, were audited by PricewaterhouseCoopers, LLP, whose reports were unqualified.


----------------------------------------------------------------------------
CLASS Z SHARES (FISCAL YEARS ENDED 7-31)
PER SHARE OPERATING PERFORMANCE                         2000        1999(1)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   10.37       10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(4)                                 .35         .21
Net realized and unrealized gain on
  investments and foreign currencies                     .85         .35
                                                       -----       -----
TOTAL FROM INVESTMENT OPERATIONS                        1.20         .56
                                                       -----       -----
----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.40)       (.19)
                                                       -----       -----
Distributions from net realized gains                   (.12)         --
                                                       -----       -----
TOTAL DISTRIBUTIONS                                     (.52)       (.19)
                                                       -----       -----
NET ASSET VALUE, END OF PERIOD                         11.05       10.37
                                                       =====       =====
TOTAL RETURN(2)                                        11.84        5.58
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                                2000         1999
----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000)                          471       20,843
Average net assets (000)                              12,534       38,460

RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution fees                   1.48         1.67(3)
Expenses, excluding distribution fees                   1.48         1.67(3)
Net investment income                                   3.30         2.89(3)
Portfolio turnover                                       244%         180%


 1 Information shown is for the period 11-18-98 (when Class Z shares were first offered) through 7-31-99.

 2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for periods of less than one year is not annualized.

 3   Annualized.

 4   Calculated based on average month-end shares outstanding during the period.

FINANCIAL HIGHLIGHTS


MODERATE GROWTH FUND: CLASS A SHARES

The financial highlights for the year ended July 31, 2000, and the period ended July 31, 1999, were audited by PricewaterhouseCoopers, LLP, whose reports were unqualified.


----------------------------------------------------------------------------
CLASS A SHARES (FISCAL YEARS ENDED 7-31)
PER SHARE OPERATING PERFORMANCE                          2000       1999(1)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   10.86       10.00
INCOME FROM INVESTMENT OPERATIONS:(5)
Net investment income                                    .26         .12
Net realized and unrealized gain on
  investments and foreign currencies                    1.25         .83
                                                       -----       -----
TOTAL FROM INVESTMENT OPERATIONS                        1.51         .95
                                                       -----       -----
----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.26)       (.09)
                                                       -----       -----
Distributions from net realized gains                   (.08)         --
                                                       -----       -----
TOTAL DISTRIBUTIONS                                     (.34)       (.09)
                                                       -----       -----
NET ASSET VALUE, END OF PERIOD                         12.03       10.86
                                                       =====       =====
TOTAL RETURN(2)                                        13.96        9.47
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                                2000        1999
----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000)                       48,786      20,372
Average net assets (000)                              34,809      12,286
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution fees(4)                1.49        1.88(3)
Expenses, excluding distribution fees                   1.24        1.63(3)
Net investment income (loss)                            2.27        1.59(3)
Portfolio turnover                                       155%         96%
--------------------------------------------------------------------------------


(1) Information shown is for the period 11-18-98 (when Class A shares were first offered) through 7-31-99.

(2) Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for periods of less than a full year is not annualized.

(3)  Annualized.

(4) The Distributor of the Fund agreed to limit its distribution fees to .25 of 1% of the average daily net assets of the Class A shares.

(5)  Calculated based on average month-end shares outstanding during the period.


64  PRUDENTIAL DIVERSIFIED FUNDS                         [PHONE]  (800) 225-1852

FINANCIAL HIGHLIGHTS

CLASS B SHARES

The financial highlights for the year ended July 31, 2000, and the period ended July 31, 1999, were audited by PricewaterhouseCoopers, LLP, whose reports were unqualified.


--------------------------------------------------------------------------------
CLASS B SHARES (FISCAL YEARS ENDED 7-31)
PER SHARE OPERATING PERFORMANCE                            2000          1999(1)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      10.85         10.00
INCOME FROM INVESTMENT OPERATIONS:(4)
Net investment income                                       .17           .06
Net realized and unrealized gain on investments and
  foreign currencies                                       1.23           .83
                                                      ---------     ---------
TOTAL FROM INVESTMENT OPERATIONS                           1.40           .89
                                                      ---------     ---------
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income                       (.16)         (.04)
                                                      ---------     ---------
Distributions from net realized gains                      (.08)           --
                                                      ---------     ---------
TOTAL DISTRIBUTIONS                                        (.24)         (.04)
                                                      ---------     ---------
NET ASSET VALUE, END OF PERIOD                            12.01         10.85
                                                      =========     =========
TOTAL RETURN(2)                                           12.88          8.99
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                                   2000          1999
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000)                          99,950        58,678
Average net assets (000)                                 79,855        36,645
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution fees                      2.24          2.63(3)
Expenses, excluding distribution fees                      1.24          1.63(3)
Net investment income (loss)                               1.47           .85(3)
Portfolio turnover                                          155%           96%
--------------------------------------------------------------------------------


(1) Information is shown for the period 11-18-98 (when Class B shares were first offered) through 7-31-99.

(2) Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for periods of less than one year is not annualized.

(3)  Annualized.

(4)  Calculated based on average month-end shares outstanding during the period.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

The financial highlights for the year ended July 31, 2000, and the period ended July 31, 1999, were audited by PricewaterhouseCoopers, LLP, whose reports were unqualified.


--------------------------------------------------------------------------------
CLASS C SHARES (FISCAL YEARS ENDED 7-31)
PER SHARE OPERATING PERFORMANCE                             2000          1999(1)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       10.85         10.00
INCOME FROM INVESTMENT OPERATIONS:(4)
Net investment income                                        .17           .06
Net realized and unrealized gain on investments and
  foreign currencies                                        1.23           .83
                                                      ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS                            1.40           .89
                                                      ----------    ----------
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.16)         (.04)
                                                      ----------    ----------
Distributions from net realized gains                       (.08)           --
                                                      ----------    ----------
TOTAL DISTRIBUTIONS                                         (.24)         (.04)
                                                      ----------    ----------
NET ASSET VALUE, END OF PERIOD                             12.01         10.85
                                                      ==========    ==========
TOTAL RETURN(2)                                            12.88          8.99
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                                    2000          1999
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000)                           28,040        22,375
Average net assets (000)                                  25,835        18,346
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution fees                       2.24          2.63(3)
Expenses, excluding distribution fees                       1.24          1.63(3)
Net investment loss                                         1.44           .79(3)
Portfolio turnover                                           155%           96%


(1) Information shown is for the period 11-18-98 (when Class C shares were first offered) through 7-31-99.

(2) Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for periods of less than one year is not annualized.

(3)  Annualized.

(4)  Calculated based on average month-end shares outstanding during the period.


66  PRUDENTIAL DIVERSIFIED FUNDS                        [PHONE]   (800) 225-1852

FINANCIAL HIGHLIGHTS

CLASS Z SHARES

The financial highlights for the year ended July 31, 2000, and the period ended July 31, 1999, were audited by PricewaterhouseCoopers, LLP, whose reports were unqualified.


--------------------------------------------------------------------------------
CLASS Z SHARES (FISCAL YEARS ENDED 7-31)
PER SHARE OPERATING PERFORMANCE                            2000         1999(1)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      10.87        10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(4)                                    .27          .13
                                                      ---------    ---------
Net realized and unrealized gain on investments and
  foreign currencies                                       1.27          .84
                                                      ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS                           1.54          .97
                                                      ---------    ---------
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.28)        (.10)
                                                      ---------    ---------
Distributions from net realized gains                      (.08)          --
                                                      ---------    ---------
TOTAL DISTRIBUTIONS                                        (.36)        (.10)
                                                      ---------    ---------
NET ASSET VALUE, END OF PERIOD                            12.05        10.87
                                                      =========    =========
TOTAL RETURN(2)                                           14.18         9.70
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                                   2000         1999
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000)                           1,348       13,578
Average net assets (000)                                  4,102       21,914
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution fees                      1.24         1.63(3)
Expenses, excluding distribution fees                      1.24         1.63(3)
Net investment income                                      2.11         1.68(3)
Portfolio turnover                                          155%          96%
--------------------------------------------------------------------------------


(1) Information shown is for the period 11-18-98 (when Class Z shares were first offered) through 7-31-99.

(2) Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for periods of less than one year is not annualized.

(3)  Annualized.

(4)  Calculated based on average month-end shares outstanding during the period.

FINANCIAL HIGHLIGHTS

HIGH GROWTH FUND: CLASS A SHARES

The financial highlights for the year ended July 31, 2000, and the period ended July 31, 1999, were audited by PricewaterhouseCoopers, LLP, whose reports were unqualified.


----------------------------------------------------------------------------------
CLASS A SHARES (FISCAL YEARS ENDED 7-31)
PER SHARE OPERATING PERFORMANCE                             2000            1999(1)
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       11.52           10.00
INCOME FROM INVESTMENT OPERATIONS:(4)
Net investment income (loss)                                  --(6)           --(6)
Net realized and unrealized gain on investments and
  foreign currencies                                        2.14            1.52
                                                      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS                            2.14            1.52
                                                      ----------      ----------
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends in excess of net investment income                (.43)             --
                                                      ----------      ----------
Distributions from net realized gains                       (.28)             --
                                                      ----------      ----------
TOTAL DISTRIBUTIONS                                         (.71)             --
                                                      ----------      ----------
NET ASSET VALUE, END OF PERIOD                             12.95           11.52
                                                      ==========      ==========
TOTAL RETURN(2)                                            18.99           15.20
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                                    2000            1999(1)
----------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000)                           35,678          21,248
Average net assets (000)                                  27,528          10,442
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution fees(4)                    1.54            1.73(3)
Expenses, excluding distribution fees                       1.29            1.48(3)
Net investment income (loss)                                 .01             .02(3)
Portfolio turnover                                            67%             38%
----------------------------------------------------------------------------------


(1) Information shown is for the period 11-18-98 (when Class A shares were first offered) through 7-31-99.

(2) Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for periods of less than a full year is not annualized.

(3)  Annualized.

(4) The Distributor of the Fund agreed to limit its distribution fees to .25 of 1% of the average daily net assets of the Class A shares.

(5)  Calculated based on average month-end shares outstanding during the period.

(6)  Less than $.005 per share.


68   PRUDENTIAL DIVERSIFIED FUNDS                        [PHONE]  (800) 225-1852

FINANCIAL HIGHLIGHTS

CLASS B SHARES

The financial highlights for the year ended July 31, 2000, and the period ended July 31, 1999, were audited by PricewaterhouseCoopers, LLP, whose reports were unqualified.



--------------------------------------------------------------------------------
CLASS B SHARES (FISCAL YEARS ENDED 7-31)
PER SHARE OPERATING PERFORMANCE                            2000          1999(1)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      11.47         10.00
                                                      ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:(4)
Net investment loss                                        (.09)         (.05)
                                                      ---------     ---------
Net realized and unrealized gain on investments and
  foreign currencies                                       2.12          1.52
                                                      ---------     ---------
TOTAL FROM INVESTMENT OPERATIONS                           2.03          1.47
                                                      ---------     ---------
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions in excess of net investment income           (.36)           --
                                                      ---------     ---------
Distributions from net realized gains                      (.28)           --
                                                      ---------     ---------
TOTAL DISTRIBUTIONS                                        (.64)           --
                                                      ---------     ---------
NET ASSET VALUE, END OF PERIOD                            12.86         11.47
                                                      =========     =========
TOTAL RETURN(2)                                           18.13         14.70
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                                   2000          1999(1)
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000)                          79,793        41,049
Average net assets (000)                                 60,994        24,260
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution fees                      2.29%         2.48%(3)
Expenses, excluding distribution fees                      1.29%         1.48%(3)
Net investment income (loss)                               (.71)%        (.70)%(3)
Portfolio turnover                                           67%           38%
--------------------------------------------------------------------------------


(1) Information is shown for the period 11-18-98 (when Class B shares were first offered) through 7-31-99.

(2) Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for periods of less than one year is not annualized.

(3)  Annualized.

(4)  Calculated based on average month-end shares outstanding during the period.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

The financial highlights for the year ended July 31, 2000, and the period ended July 31, 1999, were audited by PricewaterhouseCoopers, LLP, whose reports were unqualified.


--------------------------------------------------------------------------------
CLASS C SHARES (FISCAL YEARS ENDED 7-31)
PER SHARE OPERATING PERFORMANCE                            2000          1999(1)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      11.47         10.00
INCOME FROM INVESTMENT OPERATIONS:(4)
Net investment income (loss)                               (.09)         (.05)
Net realized and unrealized gain on investments and
  foreign currencies                                       2.12          1.52
                                                      ---------     ---------
TOTAL FROM INVESTMENT OPERATIONS                           2.03          1.47
                                                      ---------     ---------
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions in excess of net investment income           (.36)           --
                                                      ---------     ---------
Distributions from net realized gains                      (.28)           --
                                                      ---------     ---------
TOTAL DISTRIBUTIONS                                        (.64)           --
                                                      ---------     ---------
NET ASSET VALUE, END OF PERIOD                            12.86         11.47
                                                      =========     =========
TOTAL RETURN(2)                                           18.13         14.70
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                                   2000          1999(1)
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000)                          31,636        19,914
Average net assets (000)                                 26,413        15,204
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution fees                      2.29          2.48(3)
Expenses, excluding distribution fees                      1.29          1.48(3)
Net investment loss                                        (.73)         (.75)(3)
Portfolio turnover                                           67%           38%
--------------------------------------------------------------------------------


1 Information shown is for the period 11-18-98 (when Class C shares were first offered) through 7-31-99.

2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for periods of less than one year is not annualized.

3    Annualized.

4    Calculated based on average month-end shares outstanding during the period.


70   PRUDENTIAL DIVERSIFIED FUNDS                        [PHONE]  (800) 225-1852

FINANCIAL HIGHLIGHTS

CLASS Z SHARES

The financial highlights for the year ended July 31, 2000, and the period ended July 31, 1999, were audited by PricewaterhouseCoopers, LLP, whose reports were unqualified.


--------------------------------------------------------------------------------
CLASS Z SHARES (FISCAL YEARS ENDED 7-31)
PER SHARE OPERATING PERFORMANCE                            2000          1999(1)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      11.56         10.00
INCOME FROM INVESTMENT OPERATIONS:(4)
Net investment income                                       .02           .02
Net realized and unrealized gain on investments and
 foreign currencies                                        2.14          1.54
                                                      ---------     ---------
TOTAL FROM INVESTMENT OPERATIONS                           2.16          1.56
                                                      ---------     ---------
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends in excess of net investment income               (.46)           --
                                                      ---------     ---------
Distributions from net realized gains                      (.28)           --
                                                      ---------     ---------
TOTAL DISTRIBUTIONS                                        (.74)           --
                                                      ---------     ---------
NET ASSET VALUE, END OF PERIOD                            12.98         11.56
                                                      =========     =========
TOTAL RETURN(2)                                           19.23         15.60
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                                   2000         1999(1)
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000)                           1,318        36,413
Average net assets (000)                                 25,793        45,999
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution fees                      1.29          1.48(3)
Expenses, excluding distribution fees                      1.29          1.48(3)
Net investment income                                       .12           .21(3)
Portfolio turnover                                           67%           38%
--------------------------------------------------------------------------------


1 Information shown is for the period 11-18-98 (when Class Z shares were first offered) through 7-31-99.

2 Total return assumes reinvestment of dividends and any other distributions, but does not include the effect of sales charges. It is calculated assuming shares are purchased on the first day and sold on the last day of each period reported. Total return for periods of less than one year is not annualized.

3    Annualized.

4    Calculated based on average month-end shares outstanding during the period.

THE PRUDENTIAL MUTUAL FUND FAMILY

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the applicable prospectus carefully before you invest or send money.


STOCK FUNDS
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL INDEX SERIES FUND
   Prudential Small-Cap Index Fund
   Prudential Stock Index Fund
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
   Prudential Jennison Growth Fund
   Prudential Jennison Equity Opportunity Fund
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
   Prudential Financial Services Fund
   Prudential Health Sciences Fund
   Prudential Technology Fund
   Prudential Utility Fund
PRUDENTIAL TAX MANAGED SMALL-CAP FUND, INC.
PRUDENTIAL SMALL COMPANY VALUE FUND, INC.
PRUDENTIAL TAX-MANAGED FUNDS
PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL TAX-MANAGED SMALL-CAP FUND, INC.
PRUDENTIAL US EMERGING GROWTH FUND, INC.
PRUDENTIAL VALUE FUND
   Prudential Tax-Managed Equity Fund
PRUDENTIAL 20/20 FOCUS FUND
NICHOLAS-APPLEGATE FUND, INC.
   Nicholas-Applegate Growth Equity Fund

TARGET FUNDS
Large Capitalization Growth Fund
Large Capitalization Value Fund
Small Capitalization Growth Fund
Small Capitalization Value Fund

ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
   Prudential Active Balanced Fund

GLOBAL FUNDS
GLOBAL STOCK FUNDS
PRUDENTIAL DEVELOPING MARKET FUND
   Prudential Developing Market Equity Fund
   Prudential Latin American Equity Fund
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL GLOBAL GENESIS FUND, INC.
PRUDENTIAL INDEX SERIES FUND
   Prudential Europe Index Fund
   Prudential Pacific Index Fund
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International Growth Fund
GLOBAL UTILITY FUND, INC.
TARGET FUNDS
   International Equity Fund

GLOBAL BOND FUNDS
THE GLOBAL TOTAL RETURN FUND, INC.
PRUDENTIAL INTERNATIONAL BOND FUND, INC.



72   PRUDENTIAL DIVERSIFIED FUNDS                        [PHONE]  (800) 225-1852

BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL DIVERSIFIED BOND FUND, INC.
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
   Short-Intermediate Term Series
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.
   Income Portfolio

TARGET FUNDS
TOTAL RETURN BOND FUND

TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
   California Series
   California Income Series
PRUDENTIAL MUNICIPAL BOND FUND
   High Income Series
   Insured Series
PRUDENTIAL MUNICIPAL SERIES FUND
   Florida Series
   Massachusetts Series
   New Jersey Series
   New York Series
   North Carolina Series
   Ohio Series
   Pennsylvania Series
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.

MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
   Liquid Assets Fund
   National Money Market Fund
PRUDENTIAL GOVERNMENT SECURITIES TRUST
   Money Market Series
   U.S. Treasury Money Market Series
PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
   Money Market Series
PRUDENTIAL MONEYMART ASSETS, INC.
TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
   California Money Market Series
PRUDENTIAL MUNICIPAL SERIES FUND
   Connecticut Money Market Series
   Massachusetts Money Market Series
   New Jersey Money Market Series
   New York Money Market Series

COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND

INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
   Institutional Money Market Series

FOR MORE INFORMATION

Please read this prospectus before you invest in the Trust and keep it for future reference. For information or shareholder questions contact

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)

Outside Brokers should contact

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
P.O. BOX 8310
PHILADELPHIA, PA 19101
(800) 778-8769

Visit Prudential's website at
http://www.prudential.com

Additional information about the Trust can be obtained without charge and can be found in the following documents

STATEMENT OF ADDITIONAL INFORMATION (SAI)

  (incorporated by reference into this prospectus)

ANNUAL REPORT

  (contains a discussion of the market conditions and investment strategies that significantly affected the Trust's performance)

SEMI-ANNUAL REPORT

You can also obtain copies of Trust documents from the Securities and Exchange Commission as follows

BY MAIL

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST

publicinfo@sec.gov
  (The SEC charges a fee to copy documents.)

IN PERSON

Public Reference Room in Washington, DC
  (For hours of operation, call 1(202) 942-8090)

VIA THE INTERNET

on the EDGAR Database at
http://www.sec.gov


CUSIP Numbers                 NASDAQ Symbols

Conservative Growth Fund
 Class A: 74432F-10-9             PACGA
 Class B: 74432F-20-8             PBCFX
 Class C: 74432F-30-7             PCCFX
 Class Z: 74432F-40-8             PDCZX

Moderate Growth Fund
 Class A: 74432F-50-5             PAMGX
 Class B: 74432F-60-4             DMGBX
 Class C: 74432F-70-3             PIMGX
 Class Z: 74432F-80-2             PDMZX

High Growth Fund
 Class A: 74432F-88-5             PHGAX
 Class B: 74432F-87-7             PIHGCX
 Class C: 74432F-86-9             PHGCX
 Class Z: 74432F-85-1             PDHZX


Investment Company Act File No. 811-08915



MF186A

[RECYCLE LOGO] Printed on Recycled Paper

                          PRUDENTIAL DIVERSIFIED FUNDS

                      Statement of Additional Information

                                October 5, 2000


     Prudential Diversified Funds (the Trust) is an open-end, management investment company currently composed of three separate investment portfolios (the Funds) professionally managed by Prudential Investments Fund Management LLC (PIFM or the Manager). Each Fund benefits from discretionary advisory services provided by several highly regarded sub-advisers (each, an Adviser, collectively, the Advisers) identified, retained, supervised and compensated by the Manager. The Trust consists of the following three Funds:

     - Prudential Diversified Conservative Growth Fund (the Conservative Growth
Fund)
     - Prudential Diversified Moderate Growth Fund (the Moderate Growth Fund)
     - Prudential Diversified High Growth Fund (the High Growth Fund)

     The Trust's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust's Prospectus dated September 29, 2000, a copy of which may be obtained from the Trust upon request.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              -----
History of the Trust........................................  B-2
Description of the Funds, Their Investments and Risks.......  B-2
Investment Restrictions.....................................  B-32
Management of the Trust.....................................  B-34
Control Persons and Principal Holders of Securities.........  B-37
Investment Advisory and Other Services......................  B-39
Brokerage Allocation and Other Practices....................  B-46
Capital Shares, Other Securities and Organization...........  B-49
Purchase, Redemption and Pricing of Fund Shares.............  B-50
Shareholder Investment Account..............................  B-60
Net Asset Value.............................................  B-65
Taxes, Dividends and Distributions..........................  B-66
Performance Information.....................................  B-68
Financial Statements........................................  B-70
Report of Independent Accountants...........................  B-90
Appendix I -- Description of Security Ratings...............  I-1
Appendix II -- Historical Performance Data..................  II-1
Appendix III -- General Investment Information..............  III-1
-------------------------------------------------------------------


MF186B

                              HISTORY OF THE TRUST

     The Trust was organized as a Delaware business trust on July 29, 1998.

             DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

     (a) CLASSIFICATION. The Trust is an open-end management investment company. Each of the Funds is classified as a diversified fund.

     (b) AND (c) INVESTMENT STRATEGIES, POLICIES AND RISKS. The investment objectives of the Funds and the principal investment policies and strategies for seeking to achieve the Funds' objectives are set forth in the Trust's Prospectus. This section provides additional information on the principal investment policies and strategies of the Funds, as well as information on certain non-principal investment policies and strategies. The Funds may not be successful in achieving their respective objectives and you could lose money.

U.S. GOVERNMENT SECURITIES

     Each Fund may invest in U.S. Government securities.

     U.S. TREASURY SECURITIES. U.S. Treasury securities include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

     OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government include, but are not limited to, GNMA, FNMA and FHLMC securities. Obligations of GNMA, the Federal Housing Administration, Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Trust must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Such securities include obligations issued by the Student Loan Marketing Association (SLMA), FNMA and FHLMC, each of which may borrow from the U.S. Treasury to meet its obligations, although the U.S. Treasury is under no obligation to lend to such entities. GNMA, FNMA and FHLMC may also issue collateralized mortgage obligations.

     STRIPPED U.S. GOVERNMENT SECURITIES. A Fund may invest in component parts of U.S. Government securities, namely either the corpus (principal) of such obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; and (3) book-entries at a Federal Reserve member bank representing ownership of obligation components.

     MORTGAGE-RELATED SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. A Fund may invest in mortgage backed securities and other derivative mortgage products, including those representing an undivided ownership interest in a pool of mortgages, e.g., GNMA, FNMA and FHLMC certificates where the U.S. Government or its agencies or instrumentalities guarantees the payment of interest and principal of these securities. However, these guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do these guarantees extend to the yield or value of a Fund's shares. See "Mortgage-Backed Securities and Asset Backed Securities" below.

     Mortgages backing the securities which may be purchased by a Portfolio include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, fifteen-year mortgages, adjustable rate mortgages and balloon payment mortgages. A balloon payment mortgage backed security is an amortized mortgage security with installments of principal and interest, the last installment of which is predominantly principal. All of these mortgages can be used to create "pass-through securities." A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an undivided mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. The remaining expected average life of a pool of mortgage loans underlying a mortgage backed security is a prediction of when the mortgage loans will be repaid and is based upon a variety of factors, such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgage loans has been outstanding, the interest rates payable on the mortgage loans and the current interest rate environment.

     In addition to GNMA, FNMA or FHLMC certificates through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, a Portfolio may also invest in mortgage pass-through securities issued by the U.S. Government or its agencies and instrumentalities, commonly referred to as mortgage-backed security strips or MBS strips. MBS strips are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yields to maturity on IOs and POs are sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected.

     During periods of declining interest rates, prepayment of mortgages underlying mortgage backed securities can be expected to accelerate. When mortgage obligations are prepaid, a Fund reinvests the prepaid amounts in securities, the yields on which reflect interest rates prevailing at that time. Therefore, a Fund's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages are reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium generally will result in capital losses. During periods of rising interest rates, the rate of prepayment of mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of the mortgage-backed securities. This maturity extension risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

     ZERO COUPON SECURITIES. Zero coupon U.S. Government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. Government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government securities that make regular payments of interest. A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income producing assets with these funds. Zero coupon U.S.

Government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

     SPECIAL CONSIDERATIONS. Fixed-income U.S. Government securities are considered among the most creditworthy of fixed income investments. The yields available from U.S. Government securities are generally lower than the yields available from corporate debt securities. The values of U.S. Government securities will change as interest rates fluctuate. To the extent U.S. Government securities are not adjustable rate securities, these changes in value in response to changes in interest rates generally will be more pronounced. During periods of falling interest rates, the values of outstanding long-term fixed-rate U.S. Government securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities. Although changes in the value of U.S. Government securities will not affect investment income from those securities, they may affect the net asset value of a Fund.

     At a time when a Fund has written call options on a portion of its U.S. Government securities, its ability to profit from declining interest rates will be limited. Any appreciation in the value of the securities held in the Fund above the strike price would likely be partially or wholly offset by unrealized losses on call options written by a Fund. The termination of option positions under these conditions would generally result in the realization of capital losses, which would reduce a Fund's capital gains distribution. Accordingly, a Fund would generally seek to realize capital gains to offset realized losses by selling portfolio securities. In such circumstances, however, it is likely that the proceeds of such sales would be reinvested in lower yielding securities.

CUSTODIAL RECEIPTS

     Each Fund may invest in receipts evidencing the component parts (corpus or coupons) of U.S. Government obligations that have not actually been stripped. Such receipts evidence ownership of component parts of U.S. Government obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts include "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS). Each Fund will not invest more than 5% of its net assets in such custodial receipts.

     Custodial receipts held by a third party are not issued or guaranteed by the United States Government and are not considered U.S. Government securities. Each Fund may also invest in such custodial receipts.

MONEY MARKET INSTRUMENTS

     Each Fund may invest in high-quality money market instruments, including commercial paper of a U.S. or non-U.S. company or foreign government securities, certificates of deposit, bankers' acceptances and time deposits of domestic and foreign banks, and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Money market obligations will be generally U.S. dollar denominated. Commercial paper will be rated, at the time of purchase, at least "A-2" by S&P or "Prime-2" by Moody's, or the equivalent by another NRSRO or, if not rated, issued by an entity having an outstanding unsecured debt issue rated at least "A" or "A-2" by S&P or "A" or "Prime-2" by Moody's or the equivalent by another NRSRO.

CORPORATE AND OTHER DEBT OBLIGATIONS

     The Conservative Growth and Moderate Growth Funds may each invest in corporate and other debt obligations. These debt securities may have adjustable or fixed rates of interest and in certain instances may be secured by assets of the issuer. Adjustable rate corporate debt securities may have features similar to those of adjustable rate mortgage backed securities, but corporate debt securities, unlike mortgage backed securities, are not subject to prepayment risk other than through contractual call provisions which generally impose a penalty for prepayment. Fixed-rate debt securities may also be subject to call provisions.

     The market value of fixed-income obligations of the Funds will be affected by general changes in interest rates, which will result in increases or decreases in the value of such obligations. The market value of the obligations held by a Fund can be expected to vary inversely with changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

     Ratings made available by S&P, Moody's and other NRSRO's are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, each Adviser will also make its own evaluation of these securities on behalf of the Fund. Among the factors that will be considered are the long-term ability of the issuers to pay principal and interest and general economic trends.

     MEDIUM AND LOWER-RATED SECURITIES. The Conservative Growth and Moderate Growth Funds may each invest in medium (i.e., rated Baa by Moody's or BBB by S&P or the equivalent by another NRSRO) and lower-rated securities (i.e., rated lower than Baa by Moody's or lower than BBB by S&P or the equivalent by another NRSRO). However, neither Fund will purchase a security rated lower than B by Moody's or S&P or the equivalent by another NRSRO. Securities rated Baa by Moody's or BBB by S&P or the equivalent by another NRSRO, although considered investment grade, possess speculative characteristics, including the risk of default, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher-grade bonds.

     Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds" (i.e., securities rated lower than Baa by Moody's or BBB by S&P or the equivalent by another NRSRO), offer a higher current yield than is offered by higher-rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality bonds. In addition, medium and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Advisers, under the supervision of the Manager and the Trustees, in evaluating the creditworthiness of an issue whether rated or unrated, take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

     In addition, the market value of securities in lower-rated categories is more volatile than that of higher-quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets may make it more difficult for each Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a Fund to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

     Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline proportionately more than a portfolio consisting of higher-rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

     Ratings of fixed-income securities represent the rating agency's opinion regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Security Ratings" in the Prospectus.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Adviser will consider this event in its determination of whether the Fund should continue to hold the securities.


     COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.


     ADJUSTABLE RATE SECURITIES. The Conservative Growth and Moderate Growth Funds may each invest in adjustable rate securities. Adjustable rate securities are debt securities having interest rates which are adjusted or reset at periodic intervals ranging from one month to three years. The interest rate of an adjustable rate security typically responds to changes in general market levels of interest. The interest paid on any particular adjustable rate security is a function of the index upon which the interest rate of that security is based.

     The adjustable rate feature of the securities in which a Fund may invest will tend to reduce sharp changes in a Fund's net asset value in response to normal interest rate fluctuations. As the coupon rates of a Fund's adjustable rate securities are reset periodically, yields of these portfolio securities will reflect changes in market rates and should cause the net asset value of a Fund's shares to fluctuate less dramatically than that of a fund invested in long-term fixed-rate securities. However, while the adjustable rate feature of such securities will tend to limit sharp swings in a Fund's net asset value in response to movements in general market interest rates, it is anticipated that during periods of fluctuations in interest rates, the net asset value of a Fund will fluctuate.

     INFLATION-INDEXED BONDS. The Conservative Growth and Moderate Growth Funds may invest in inflation-indexed bonds issued by governmental entities and corporations. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

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

FOREIGN SECURITIES

     The Conservative Growth and Moderate Growth Funds may each invest in foreign equity and debt securities and the High Growth Fund may invest in foreign equity securities, including securities of issuers in emerging market countries.

     A Fund's investments in foreign government securities may include debt securities issued or guaranteed, as to payment of principal and interest, by governments, semi-governmental entities, governmental agencies, supranational entities and other governmental entities (collectively, the Government Entities) of countries considered stable by an Adviser. A "supranational entity" is an entity constituted by the national governments of several countries to promote economic development. Examples of such supranational entities include, among others, the World Bank, the European Investment Bank and the Asian Development Bank. Debt securities of "semi-governmental entities" are issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government's "full faith and credit" and general taxing powers. Examples of semi-governmental issuers include, among others, the Province of Ontario and the City of Stockholm. Foreign government securities also include mortgage-backed securities issued by foreign government entities including semi-governmental entities.

     A Fund may invest in mortgage-backed securities issued or guaranteed by foreign government entities including semi-governmental entities, and Brady Bonds, which are long term bonds issued by government entities in developing countries as part of a restructuring of their commercial loans.

     The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

     CURRENCY RISKS. Because some of the securities purchased by the Funds are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect each Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by each Fund. If the value of a foreign currency rises against the U.S. dollar, the value of a Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund's assets denominated in that currency will decrease. Under the Internal Revenue Code, the Funds are required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Internal Revenue Code as items of ordinary and distributable income or loss, thus affecting the Funds' distributable income.

     The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, the Funds will not convert their holdings of foreign currencies to U.S. dollars daily. When a Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

     RISK FACTORS AND SPECIAL CONSIDERATIONS OF INVESTING IN EURO-DENOMINATED SECURITIES. On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three year transitional period, the euro will coexist with each participating state's currency and on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Funds will treat the euro as a separate currency from that of any participating state.

     The conversion may adversely affect the Funds if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Funds' service providers, or by entities with which the Trust or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

     The overall effect of the transition of member states' currencies to the euro is not known at this time. It is likely that more general short- and long-term ramifications can be expected, such as changes in the economic environment and change in the behavior of investors, which would affect a Fund's investments and its net asset value. In addition, although U.S. Treasury regulations generally provide that the euro conversion will not, in itself, cause a U.S. taxpayer to realize gain or loss, other changes that may occur at the time of the conversion, such as accrual periods, holiday conventions, indices, and other features may require the realization of a gain or loss by the Funds as determined under existing tax law.

     The Trust's Manager has taken steps: (1) that it believes will reasonably address euro-related changes to enable the Trust and its service providers to process transactions accurately and completely with minimal disruption to business activities and (2) to obtain reasonable assurances that appropriate steps have been taken by the Trust's other service providers to address the conversion. The Trust has not borne any expense relating to these actions.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES

     MORTGAGE BACKED SECURITIES -- GENERAL. The Conservative Growth and Moderate Growth Funds may each invest in mortgage backed securities. Mortgage backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC, described under "U.S. Government Securities" above; (2) those issued by private issuers that represent an interest in or are collateralized by mortgage backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage backed securities without a government guarantee but usually having some form of private credit enhancement. In addition, the Conservative Growth and Moderate Growth Funds may invest in mortgage-related securities issued or guaranteed by foreign, national, state or provincial governmental instrumentalities, including semi-governmental agencies.

     GNMA CERTIFICATES. Certificates of the Government National Mortgage Association (GNMA Certificates) are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Funds purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The GNMA Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (1) fixed rate level payment mortgage loans; (2) fixed rate graduated payment mortgage loans; (3) fixed rate growing equity mortgage loans;
(4) fixed rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and
(9) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four family housing units.

     FNMA CERTIFICATES. The Federal National Mortgage Association (FNMA) is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly.

     Each FNMA Certificate will entitle the registered holder thereof to receive amounts, representing such holder's pro rata interest in scheduled principal payments and interest payments (at such FNMA Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal and interest on each FNMA Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

     Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (1) fixed rate level payment mortgage loans; (2) fixed rate growing equity mortgage loans; (3) fixed rate graduated payment mortgage loans;
(4) variable rate California mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed rate mortgage loans secured by multifamily projects.

     FHLMC SECURITIES. The Federal Home Loan Mortgage Corporation (FHLMC) is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the FHLMC Act). Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages. The principal activity of FHLMC consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC Certificates.

     FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates (PCs) and guaranteed mortgage certificates (GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.

     FHLMC CERTIFICATES. FHLMC guarantees to each registered holder of the FHLMC Certificate the timely payment of interest at the rate provided for by such FHLMC Certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC Certificate ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (1) foreclosure sale, (2) payment of a claim by any mortgage insurer or (3) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

     FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a FHLMC Certificate group) purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. An FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another FHLMC Certificate group.

     The market value of mortgage securities, like other securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, while having comparable risk of decline during periods of rising rates, usually have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

     ADJUSTABLE RATE MORTGAGE SECURITIES.  Adjustable rate mortgage securities
(ARMs) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMs have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMs will experience increased rates of prepayment of principal. However, the major difference between ARMs and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMs can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

     The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMs generally moves in the same direction as market interest rates, the market value of ARMs tends to be more stable than that of long-term fixed rate securities.

     There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMs; those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMs issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH
SECURITIES. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (REMIC). All future references to CMOs include REMICs.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities.

     A Fund also may invest in, among other things, parallel pay CMOs and Planned Amortization Class CMOs (PAC Bonds). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

     In reliance on a Securities and Exchange Commission (the SEC) interpretation, a Fund's investments in certain qualifying collateralized mortgage obligations (CMOs), including CMOs that have elected to be treated as REMICs, are not subject to the Investment Company Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers, that (1) invest primarily in mortgage-backed securities, (2) do not issue redeemable securities, (3) operate under general exemptive orders exempting them from all provisions of the Investment Company Act and (4) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Fund selects CMOs or REMICs that do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities, may not invest more than 5% of its total assets in a single entity, and may not acquire more than 3% of the voting securities of any single such entity.

     STRIPPED MORTGAGE BACKED SECURITIES. Stripped mortgage backed securities or MBS strips are derivative multiclass mortgage securities. In addition to MBS strips issued by agencies or instrumentalities of the U.S. Government, a Fund may purchase MBS strips issued by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. See "U.S. Government Securities--Mortgage Related Securities Issued or Guaranteed by U.S. Government Agencies and Instrumentalities" above.

     ASSET-BACKED SECURITIES. The Conservative Growth and Moderate Growth Funds may each invest in asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, have been securitized in pass-through structures similar to the mortgage pass-through structures or in a pay-through structure similar to the CMO structure. A Fund may invest in these and other types of asset-backed securities that may be developed in the future. Asset-backed securities present certain risks that are not presented by mortgage backed securities. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, the security interests in the underlying automobiles are often not transferred when the pool is created, with the resulting possibility that the collateral could be resold. In general, these types of loans are of shorter average life than mortgage loans and are less likely to have substantial prepayments.

     TYPES OF CREDIT ENHANCEMENT. Mortgage backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support which fall into two categories: (1) liquidity protection and (2) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to seek to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default seeks to ensure ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. A Fund will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.

     RISK FACTORS RELATING TO INVESTING IN MORTGAGE BACKED AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage backed and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Moreover, slower than expected prepayments may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally lead to increased volatility of net asset value because they tend to fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. A Fund may invest a portion of its assets in derivative mortgage backed securities such as MBS Strips which are highly sensitive to changes in prepayment and interest rates. Each Adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and, in certain circumstances, through hedging techniques.

     In addition, mortgage backed securities which are secured by manufactured (mobile) homes and multi-family residential properties, such as GNMA and FNMA certificates, are subject to a higher risk of default than are other types of mortgage backed securities.

     Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-backed securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage backed securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment. During periods of rising interest rates, the rate of prepayment of mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of the mortgage-backed securities. This maturity extension risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

CONVERTIBLE SECURITIES

     Each Fund may invest in convertible securities. A convertible security is typically a bond, debenture, corporate note, preferred stock or other similar security which may be converted at a stated price within a specified period of time into a specified number of shares of common stock or other equity securities of the same or a different issuer. Convertible securities are generally senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. Convertible securities also include preferred stocks, which technically are equity securities.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying common stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

LOAN PARTICIPATIONS

     Each of the Conservative Growth and Moderate Growth Funds may invest up to 5% of its net assets in high quality participation interests having remaining maturities not exceeding one year in loans extended by banks to United States and foreign companies. In a typical corporate loan syndication, a number of lenders, usually banks (co-lenders), lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.

     The participation interests acquired by a Fund may, depending on the transaction, take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. Typically, the Fund will look to the agent bank to collect principal of and interest on a participation interest, to monitor compliance with loan covenants, to enforce all credit remedies, such as foreclosures on collateral, and to notify co-lenders of any adverse changes in the borrower's financial condition or declarations of insolvency. The agent bank in such cases will be qualified to serve as a custodian for a registered investment company such as the Trust. The agent bank is compensated for these services by the borrower pursuant to the terms of the loan agreement.

     When a Fund acts as co-lender in connection with a participation interest or when the Fund acquires a participation interest the terms of which provide that the Fund will be in privity with the corporate borrower, the Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In cases where the Fund lacks such direct recourse, the Fund will look to the agent bank to enforce appropriate credit remedies against the borrower.

     The Funds believe that the principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. A Fund may incur additional credit risk, however, when a Fund is in the position of participant rather than a co-lender because the Fund must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Fund and the co-lender. However, in acquiring participation interests, the Fund will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the participation interest meets the Fund's high quality standard and will continue to do so as long as it holds a participation. For purposes of a Fund's requirement to maintain diversification for tax purposes, the issuer of a loan participation will be the underlying borrower. In cases where a Fund does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Fund and the borrower will be deemed issuers of the loan participation for tax diversification purposes.

     For purposes of each Fund's fundamental investment restriction against investing 25% or more of its total assets in any one industry, a Fund will consider all relevant factors in determining who is the issuer of a loan participation including the credit quality of the underlying borrower, the amount and quality of the collateral, the terms of the loan participation agreement and other relevant agreements (including any intercreditor agreements), the degree to which the credit of such intermediary was deemed material to the decision to purchase the loan participation, the interest environment, and general economic conditions applicable to the borrower and such intermediary.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements whereby the seller of the security agrees to repurchase that security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. Each Portfolio does not currently intend to invest in repurchase agreements whose maturities exceed one year. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Fund's money is invested in the repurchase agreement. A Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of instruments declines, a Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss.

     The Funds will only enter into repurchase transactions with parties meeting creditworthiness standards approved by the Trustees. Each Adviser will monitor the creditworthiness of such parties.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

     Each Fund may each enter into reverse repurchase agreements and the Conservative Growth and Moderate Growth Funds may enter into dollar rolls. The proceeds from such transactions will be used for the clearance of transactions or to take advantage of investment opportunities.

     Reverse repurchase agreements involve sales by a Fund of securities concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities.

     Dollar rolls involve sales by a Fund of securities for delivery in the current month and a simultaneous contract to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.

     A Fund will segregate with its custodian cash or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities a Fund has sold but is obligated to repurchase under the agreement. If the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities.

     Reverse repurchase agreements and dollar rolls, including covered dollar rolls, are speculative techniques involving leverage and are considered borrowings by a Fund for purposes of the percentage limitations applicable to borrowings. See "Borrowing" below.

INTEREST RATE SWAP TRANSACTIONS

     The Conservative Growth and Moderate Growth Funds may each enter into interest rate swap transactions. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed-rate payments. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. A Fund intends to use these transactions as a hedge and not as a speculative investment.

     Each Fund may enter into either asset-based interest rate swaps or liability-based interest rate swaps, depending on whether it is hedging its assets or its liabilities. A Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Since these hedging transactions are entered into for good faith hedging purposes and cash or other liquid assets are segregated, the Manager and the Advisers believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the borrowing restrictions applicable to each Fund. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a custodian that satisfies the requirements of the Investment Company Act. To the extent that a Fund enters into interest rate swaps on other than a net basis, the amount segregated will be the full amount of a Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

     The use of interest rate swaps is highly speculative activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was never used.

     A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rates swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. This amount will not exceed 5% of a Fund's net assets. If the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between its rights to receive interest on its portfolio securities and its rights and obligations to receive and pay interest pursuant to interest rate swaps.

ILLIQUID SECURITIES

     Each Fund may hold up to 15% of its net assets in illiquid securities. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, securities that are not readily marketable in securities markets either within or outside of the United States and securities that have legal or contractual restrictions on resale (restricted securities). Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Manager anticipates that the market for certain restricted securities such as institutional commercial paper, convertible securities and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and privately placed commercial paper for which there is a readily available market are treated as liquid only when deemed liquid under procedures established by the Trustees. The Advisers will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Advisers will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (that is, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (a) it must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Adviser; and (2) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. The

Portfolio's investments in Rule 144A securities could have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities.

     The staff of the Commission has taken the position that purchased over-the-counter (OTC) options and the assets used as "cover" for written OTC options are illiquid securities unless the Fund and the counterparty have provided for the Fund, at the Fund's election, to unwind the OTC option. The exercise of such an option ordinarily would involve the payment by the Fund of an amount designated to effect the counterparty's economic loss from an early termination, but does allow the Fund to treat the assets used as "cover" as "liquid." However, with respect to U.S. Government securities, a Fund may treat the securities it uses as "cover" for written OTC options on U.S. Government securities as liquid provided it follows a specified procedure. A Fund may sell such OTC options only to qualified dealers who agree that a Fund may repurchase any options it writes for a maximum price to be calculated by a predetermined formula. In such cases, OTC options would be considered liquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     When a Fund enters into interest rate swaps on other than a net basis, the entire amount of the Fund's obligations, if any, with respect to such interest rate swaps will be treated as illiquid. To the extent that a Fund enters into interest rate swaps on a net basis, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be treated as illiquid. The Funds will also treat non-U.S. Government POs and IOs as illiquid securities so long as the staff of the Commission maintains its position that such securities are illiquid.

INVESTMENT COMPANY SECURITIES

     The Funds may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share (money market funds). The Funds may also invest in securities issued by other investment companies with similar investment objectives. The Funds may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. Securities of other investment companies will be acquired within the limits prescribed by the Investment Company Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Portfolio bears in connection with its own operations.

RISK MANAGEMENT AND RETURN ENHANCEMENT STRATEGIES

     The Funds may each engage in various portfolio strategies, including using derivatives, to seek to reduce certain risks of its investments and to enhance return. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. These strategies currently include the use of foreign currency forward contracts, options, futures contracts and options thereon. A Fund's ability to use these strategies may be limited by various factors, such as market conditions, regulatory limits and tax considerations, and there can be no assurance that any of these strategies will succeed. See "Taxes, Dividends and Distributions." If new financial products and risk management techniques are developed, each Fund may use them to the extent consistent with its investment objectives and policies.

     RISKS OF RISK MANAGEMENT AND RETURN ENHANCEMENT
STRATEGIES -- GENERAL. Participation in the options and futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. If an Adviser's predictions of movements in the direction of the securities, foreign currency or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of these strategies include (1) dependence on the Advisor's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and

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options thereon and movements in the prices of the securities being hedged; (3)
the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the risk that the counterparty may be unable to complete the transaction; and (6) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to the need for a Fund to maintain "cover" or to segregate assets in connection with hedging transactions.

     OPTIONS TRANSACTIONS. A Fund may purchase and write (that is, sell) put and call options on securities, currencies and financial indices that are traded on U.S. and foreign securities exchanges or in the OTC market to seek to enhance return or to protect against adverse price fluctuations in securities in its portfolio. These options will be on equity securities, debt securities, aggregates of debt securities, financial indices (for example, S&P 500) and U.S. Government securities. The Funds may also purchase and write put and call options on foreign currencies and foreign currency futures. A Fund may write covered put and call options to attempt to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in price of securities or currencies it intends to purchase. A Fund may also purchase put and call options to offset previously written put and call options of the same series.

     A call option gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase the securities or currency subject to the option at a specified price (the exercise price or strike price). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When a Fund writes a call option, the Fund gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. There is no limitation on the amount of call options a Fund may write.

     A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Fund might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

     A Fund will write only "covered" options. A written option is covered if, so long as the Fund is obligated under the option, it (1) owns an offsetting position in the underlying security or currency or (2) segregates cash or other liquid assets, in an amount equal to or greater than its obligation under the option. Under the first circumstance, the Fund's losses are limited because it owns the underlying security; under the second circumstance, in the case of a written call option, the Fund's losses are potentially unlimited. A Fund may only write covered put options to the extent that cover for such options does not exceed 25% of the Fund's net assets. A Fund will not purchase an option if, as a result of such purchase, more than 20% of its total assets would be invested in premiums for options and options on futures.

     OPTIONS ON SECURITIES. The purchaser of a call option has the right, for a specified period of time, to purchase the securities subject to the option at a specified price (the exercise price or strike price). By writing a call option, the Fund becomes obligated during the term of the option, upon exercise of the option, to deliver the underlying securities or a specified amount of cash to the purchaser against receipt of the exercise price. When a Fund writes a call option, the Fund loses the potential for gain on the underlying securities in excess of the exercise price of the option during the period that the option is open.

     The purchaser of a put option has the right, for a specified period of time, to sell the securities subject to the option to the writer of the put at the specified exercise price. By writing a put option, the Fund becomes obligated during the term of the option, upon exercise of the option, to purchase the securities underlying the option at the exercise price. The Fund might, therefore, be obligated to purchase the underlying securities for more than their current market price.

     The writer of an option retains the amount of the premium, although this amount may be offset or exceeded, in the case of a covered call option, by an increase and, in the case of a covered put option, by a decline in the market value of the underlying security during the option period.

     A Fund may wish to protect certain portfolio securities against a decline in market value at a time when put options on those particular securities are not available for purchase. The Fund may therefore purchase a put option on other carefully selected securities, the values of which the Adviser expects will have a high degree of positive correlation to the values of such portfolio securities. If the Adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the portfolio securities being hedged. If the Adviser's judgment is not correct, the value of the securities underlying the put option may decrease less than the value of the Fund's investments and therefore the put option may not provide complete protection against a decline in the value of the Fund's investments below the level sought to be protected by the put option.

     A Fund may similarly wish to hedge against appreciation in the value of debt securities that it intends to acquire at a time when call options on such securities are not available. The Fund may, therefore, purchase call options on other carefully selected debt securities the values of which the Adviser expects will have a high degree of positive correlation to the values of the debt securities that the Fund intends to acquire. In such circumstances the Fund will be subject to risks analogous to those summarized above in the event that the correlation between the value of call options so purchased and the value of the securities intended to be acquired by the Fund is not as close as anticipated and the value of the securities underlying the call options increases less than the value of the securities to be acquired by the Fund.

     A Fund may write options on securities in connection with buy-and-write transactions; that is, the Fund may purchase a security and concurrently write a call option against that security. If the call option is exercised, the Fund's maximum gain will be the premium it received for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price of the option. If the option is not exercised and the price of the underlying security declines, the amount of the decline will be offset in part, or entirely, by the premium received.

     The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. A Fund may also buy and write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same segregated collateral is considered "cover" for both the put and the call). In such cases, a Fund will segregate with its Custodian cash or other liquid assets equivalent to the amount, if any, by which the put is "in-the-money, "i.e., the amount by which the exercise price of the put exceeds the current market value of the underlying security. It is contemplated that a Fund's use of straddles will be limited to 5% of the Fund's net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same stock price where the call and put are covered by different securities is not considered a straddle for the purposes of this limit. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. A buy-and-write transaction using an out-of-the-money call option may be used when it is expected that the premium received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call option is exercised in such a transaction, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price of the option. If the option is not exercised and the price of the underlying security declines, the amount of the decline will be offset in part, or entirely, by the premium received.

     Prior to being notified of exercise of the option, the writer of an exchange-traded option that wishes to terminate its obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. (Options of the same series are options with respect to the same underlying security, having the same expiration date and the same strike price.) The effect of the purchase is that the writer's position will be cancelled by the exchange's affiliated clearing organization. Likewise, an investor who is the holder of an exchange-traded option may liquidate a position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, gives its guarantee to every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counter-party with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. As such, the value of an OTC option is particularly dependent upon the financial viability of the OTC counterparty. The Trustees will approve a list of dealers with which the Funds may engage in OTC options.

     Exchange traded options generally have a continuous liquid market while OTC options may not. When a Fund writes an OTC option, it generally will be able to close out the OTC options prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. While the Fund will enter into OTC options only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Fund is able to effect a closing purchase transaction in a covered OTC call option the Fund has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of insolvency of the counterparty, the Fund may be unable to liquidate an OTC option. With respect to options written by a Fund, the inability to enter into a closing purchase transaction could result in material losses to the Fund.

     OTC options purchased by a Fund will be treated as illiquid securities subject to any applicable limitation on such securities. Similarly, the assets used to "cover" OTC options written by the Fund will be treated as illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a formula set forth in the option agreement. The "cover" for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     Each Fund may write only "covered" options. A call option written by the Fund is "covered" if the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional consideration (or for additional consideration segregated by its Custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written; where the exercise price of the call held is greater than the exercise price of the call written, the Fund will segregate cash or other liquid assets with its Custodian. A put option written by the Fund is "covered" if the Fund holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written; otherwise the Fund will segregate cash or other liquid assets with its Custodian equivalent in value to the exercise price of the option. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will segregate with its Custodian for the term of the option cash or other liquid assets having a value equal to or greater than the exercise price of the option. In the case of a straddle written by the Fund, the amount segregated will equal the amount, if any, by which the put is "in-the-money."

     OPTIONS ON GNMA CERTIFICATES. Options on GNMA Certificates are not currently traded on any exchange. However, each Fund may each purchase and write such options should they commence trading on any exchange and may purchase or write OTC Options on GNMA certificates.

     Since the remaining principal balance of GNMA Certificates declines each month as a result of mortgage payments, the Fund, as a writer of a covered GNMA call holding GNMA Certificates as "cover" to satisfy its delivery obligation in the event of assignment of an exercise notice, may find that its GNMA Certificates no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Fund will enter into a closing purchase transaction or will purchase additional GNMA Certificates from the same pool (if obtainable) or replacement GNMA Certificates in the cash market in order to remain covered.

     A GNMA Certificate held by a Fund to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. Should this occur, the Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace the GNMA Certificate with a GNMA Certificate which represents cover. When the Fund closes its position or replaces the GNMA Certificate, it may realize an unanticipated loss and incur transaction costs.

     RISKS OF OPTIONS TRANSACTIONS. An exchange-traded option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some exchange-traded options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its exchange-traded options in order to realize any profit and may incur transaction costs in connection therewith. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date, to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

     In the event of the bankruptcy of a broker through which the Fund engages in options transactions, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the investment adviser.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OPTIONS ON SECURITIES INDICES. Each Fund may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

     When a Fund writes an option on a securities index, it will be required to deposit with its custodian, and mark-to-market, eligible securities equal in value to 100% of the exercise price in the case of a put, or the contract value in the case of a call. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

     Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

     RISKS OF OPTIONS ON INDICES. A Fund's purchase and sale of options on indices will be subject to risks described above under "Risks of Options Transactions." In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options.

     Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in the index.

     The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. A Fund will not purchase or sell any index option contract unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is not substantially greater than the risk in connection with options on securities in the index.

     SPECIAL RISKS OF WRITING CALLS ON INDICES. Because exercises of index options are settled in cash, a call writer such as a Fund cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, a Fund will write call options on indices only under the circumstances described herein.

     Price movements in a Fund's security holdings probably will not correlate precisely with movements in the level of the index and, therefore, the Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call which is not completely offset by movements in the price of the Fund's security holdings. It is also possible that the index may rise when the Fund's stocks do not rise. If this occurred, the Fund would experience a loss on the call which is not offset by an increase in the value of its portfolio and might also experience a loss in its portfolio. However, because the value of a diversified portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

     Unless a Fund has other liquid assets which are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, it may have to borrow from a bank (in amounts not exceeding 33 1/3% of the Fund's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

     When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its investment portfolio in order to make settlement in cash, and the price of such securities might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call which the Fund has written is "covered" by an index call held by the Fund with the same strike price, the Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Fund exercises the call it holds or the time the Fund sells the call which, in either case, would occur no earlier than the day following the day the exercise notice was filed.

     If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

     FUTURES CONTRACTS. Each Fund may enter into futures contracts and related options which are traded on a commodities exchange or board of trade to reduce certain risks of its investments and to attempt to enhance returns, in each case in accordance with regulations of the Commodity Futures Trading Commission. The Funds, and thus their investors, may lose money through any unsuccessful use of these strategies.

     As a purchaser of a futures contract, a Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. As a seller of a futures contract, the Fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. A Fund may purchase futures contracts on debt securities, aggregates of debt securities, financial indices and U.S. Government securities including futures contracts or options linked to LIBOR. Eurodollar futures contracts are currently traded on the Chicago Mercantile Exchange. They enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund would use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps are linked. See the discussion of "Risks of Options Transactions."

     A Fund will purchase or sell futures contracts for the purpose of hedging its portfolio (or anticipated portfolio) securities against changes in prevailing interest rates. If the Adviser anticipates that interest rates may rise and, concomitantly, the price of the Fund's securities holdings may fall, the Fund may sell a futures contract. If declining interest rates are anticipated, the Fund may purchase a futures contract to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts. In addition, futures contracts will be bought or sold in order to close out a short or long position in a corresponding futures contract.

     Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

     When a Fund enters into a futures contract it is initially required to deposit with its Custodian, in a segregated account in the name of the broker performing the transaction an "initial margin" of cash or other liquid securities equal to approximately 2-3% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

     Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a brokers' client but is, rather, a good faith deposit on a futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked-to-market daily and the Fund may be required to make subsequent deposits into the segregated account, maintained at its Custodian for that purpose, or cash or U.S. Government securities, called "variation margin," in the name of the broker, which are reflective of price fluctuations in the futures contract.

     OPTIONS ON FUTURES CONTRACTS. The Funds may each purchase call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the assumption of an offsetting futures position by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     A Fund may only write "covered" put and call options on futures contracts. A Fund will be considered "covered" with respect to a call option it writes on a futures contract if the Fund owns the assets which are deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the "covered" option and having an expiration date not earlier than the expiration date of the "covered" option, or if it segregates with its Custodian for the term of the option cash or other liquid assets equal to the fluctuating value of the optioned future. The Fund will be considered "covered" with respect to a put option it writes on a futures contract if it owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the "covered" option, or if it segregates with its Custodian for the term of the option cash or other liquid assets at all times equal in value to the exercise price of the put (less any initial margin deposited by the Portfolio with its Custodian with respect to such option). There is no limitation on the amount of the Fund's assets which can be segregated.

     A Fund will purchase options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, the Adviser wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its U.S. Government securities holdings, it might purchase a put option on an interest rate futures contract, the underlying security which correlates with the portion of the securities holdings the Adviser seeks to hedge.

     LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. A Fund may purchase or sell futures contracts or purchase related options thereon for bona fide hedging transactions without limit. In addition, a Fund may use futures contracts and options thereon for any other purpose to the extent that the aggregate initial margin and option premium does not exceed 5% of the market value of the Fund. There is no overall limitation on the percentage of the Fund's assets which may be subject to a hedge position. In addition, in accordance with the regulations of the Commodity Futures Trading Commission
(CFTC) the Fund is exempt from registration as a commodity pool operator.

     RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. A Fund's successful use of futures contracts and related options depends upon the investment adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of a futures contract and the price of the securities or currencies being hedged is imperfect and there is a risk that the value of the securities or currencies being hedged may increase or decrease at a greater rate than a specified futures contract resulting in losses to a Fund.

     A Fund may sell a futures contract to protect against the decline in the value of securities held by the Fund. However, it is possible that the futures market may advance and the value of securities held in the Fund's portfolio may decline. If this were to occur, the Fund would lose money on the futures contracts and also experience a decline in value in its portfolio securities.

     If a Fund purchases a futures contract to hedge against the increase in value of securities it intends to buy, and the value of such securities decreases, then the Fund may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

     In order to assure that the Fund is entering into transactions in futures contracts for hedging purposes as such term is defined by the CFTC, either: (1) a substantial majority (i.e., approximately 75%) of all anticipatory hedge transactions (transactions in which the Fund does not own at the time of the transaction, but expects to acquire, the securities underlying the relevant futures contract) involving the purchase of futures contracts will be completed by the purchase of securities which are the subject of the hedge, or (2) the underlying value of all long positions in futures contracts will not exceed the total value of (a) all short-term debt obligations held by the Fund; (b) cash held by the Fund; (c) cash proceeds due to the Fund on investments within thirty days; (d) the margin deposited on the contracts; and (e) any unrealized appreciation in the value of the contracts.

     If a Fund maintains a short position in a futures contract, it will cover this position by segregating with its Custodian, cash or other liquid assets equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract. Such a position may also be covered by owning the securities underlying the futures contract, or by holding a call option permitting the

Fund to purchase the same contract at a price no higher than the price at which the short position was established.

     In addition, if a Fund holds a long position in a futures contract, it will segregate cash or other liquid assets equal to the purchase price of the contract (less the amount of initial or variation margin on deposit) with its Custodian. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

     Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the Fund has insufficient cash, it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying futures contracts it holds at a time when it is disadvantageous to do so. The ability to close out options and futures positions could also have an adverse impact on the Fund's ability to hedge its portfolio effectively.

     In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Adviser.

     There are risks inherent in the use of futures contracts and options transactions for the purpose of hedging a Fund's securities. One such risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. Another such risk is that prices of futures contracts may not move in tandem with the changes in prevailing interest rates against which the Fund seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

     Successful use of futures contracts is also subject to the ability of an Adviser to forecast movements in the direction of the market and interest rates and other factors affecting equity securities and currencies generally. In addition, there may exist an imperfect correlation between the price movements of futures contracts purchased by the Fund and the movements in the prices of the securities which are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationships between the debt securities and futures market could result. Price distortions could also result if investors in futures contracts elect to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures markets could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate trends by the Adviser may still not result in a successful hedging transaction.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contracts or underlying U.S. Government securities.

     OPTIONS ON CURRENCIES. Instead of purchasing or selling futures, options on futures or forward currency exchange contracts, the Funds may each attempt to accomplish similar objectives by purchasing put or call options on currencies either on exchanges or in over-the-counter markets or by writing put options or covered call options on currencies. A put option gives a Fund the right to sell a currency at the exercise price until the option expires. A call option gives a Fund the right to purchase a currency at the exercise price until the option expires. Both types of options serve to insure against adverse currency price movements in the underlying portfolio assets designated in a given currency.

     RISKS OF OPTIONS ON FOREIGN CURRENCIES. Because there are two currencies involved, developments in either or both countries affect the values of options on foreign currencies. Risks include government actions affecting currency valuation and the movements of currencies from one country to another. The quantity of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

     FOREIGN CURRENCY FORWARD CONTRACTS. The Funds may each enter into foreign currency forward contracts to protect the value of its portfolio against future changes in the level of currency exchange rates. A Fund may enter into such contracts on a spot, i.e., cash, basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract.

     A Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and Fund expenses. Position hedging is (1) the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency or in a currency bearing a substantial correlation to the value of that currency (cross-hedge) when the Advisor believes that such currency may decline against the U.S. dollar or (2) the purchase of a foreign currency when the Adviser believes that the U.S. dollar may decline against that foreign currency. Although there are no limits on the number of forward contracts which a Fund may enter into, a Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any purchase or sale of foreign currency) of the securities being hedged.

     The Funds may each enter into foreign currency forward contracts in several circumstances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. A Fund does not intend to enter into such forward contracts to protect the value of its portfolio securities on a regular or continuous basis. A Fund does not intend to enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities holdings or other assets denominated in that currency.

     A Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the forward contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency and if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver, then it would be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase).

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     A Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be recognized that this method of protecting the value of a Fund's securities holdings against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

     Although each Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     The Adviser may use foreign currency hedging techniques, including cross-currency hedges, to attempt to protect against declines in the U.S. dollar value of income available for distribution to shareholders and declines in the net asset value of a Fund's shares resulting from adverse changes in currency exchange rates. For example, the return available from securities denominated in a particular foreign currency would diminish in the event the value of the U.S. dollar increased against such currency. Such a decline could be partially or completely offset by an increase in value of a position hedge involving a foreign currency forward contract to (1) sell the currency in which the position being hedged is denominated, or a currency bearing a substantial correlation to the value of such currency, or (2) purchase either the U.S. dollar or a foreign currency expected to perform better than the currency being sold. Position hedges may, therefore, provide protection of net asset value in the event of a general rise in the U.S. dollar against foreign currencies. However, a cross-currency hedge cannot protect against exchange rates perfectly, and if the Adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

     INDEXED COMMERCIAL PAPER. The Funds may each invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. With respect to its investments in this type of commercial paper, a Fund will segregate cash or other liquid assets having a value at least equal to the aggregate principal amount of outstanding commercial paper of this type. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Portfolio to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

     LIMITATIONS ON PURCHASE AND SALE OF STOCK OPTIONS AND OPTIONS ON STOCK INDICES, FOREIGN CURRENCIES AND FUTURES CONTRACTS ON FOREIGN CURRENCIES. A Fund may write put and call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. The Funds will each write put options on foreign currencies and futures contracts on foreign currencies for bona fide hedging purposes only if there is segregated with the Fund's Custodian an amount of cash or other liquid assets equal to or greater than the aggregate exercise price of the puts. In addition, each Fund may use futures contracts or related options for non-hedging or speculative purposes to the extent that aggregate initial margin and option premiums do not exceed 5% of the market value of the Fund's assets. A Fund does not intend to purchase options on equity securities or securities indices if the aggregate premiums paid for such outstanding options would exceed 10% of its total assets.

     Except as described below, a Fund will write call options on indices only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a Fund writes a call option on a broadly-based stock market index, the Fund will segregate with its Custodian, or pledge to a broker as collateral for the option, cash, other liquid assets or at least one "qualified securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

     If a Fund has written an option on an industry or market segment index, it will segregate with its Custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities," which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Fund's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated or pledged in the case of broadly-based stock market index options or 25% of such amount in the case of industry or market segment index options.

     If at the close of business on any day the market value of such qualified securities so segregated or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate or pledge an amount in cash or other liquid assets equal in value to the difference. In addition, when a Fund writes a call on an index which is in-the-money at the time the call is written, the Fund will segregate with its Custodian or pledge to the broker as collateral cash or other liquid assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on NASDAQ against which a Fund has not written a stock call option and which has not been hedged by the Fund by the sale of stock index futures. However, if the Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is segregated by the Fund in cash or other liquid assets with its Custodian, it will not be subject to the requirements described in this paragraph.

     A Fund may engage in futures contracts and options on futures transactions as a hedge against changes, resulting from market or political conditions, in the value of the currencies to which the Fund is subject or to which the Fund expects to be subject in connection with future purchases. A Fund may engage in such transactions when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. A Fund may write options on futures contracts to realize through the receipt of premium income a greater return than would be realized in the Fund's securities holdings alone.

OTHER INVESTMENT STRATEGIES

     LENDING OF SECURITIES. Consistent with applicable regulatory requirements, each Fund may lend portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by a Portfolio, and are at all times secured by cash or other liquid assets or secured by an irrevocable letter of credit in favor of the Fund in an amount equal to at least 100% determined daily, of the market value of the loaned securities. The collateral is segregated pursuant to applicable regulations. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on such securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. A Fund cannot lend more than 33 1/3% of the value of its total assets (including the amount of the loan collateral). The advantage of such loans is that a Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.

     A loan may be terminated by the borrower on one business day's notice, or by a Fund on two business days' notice. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. If the borrower fails to deliver the loaned securities within two days after receipt of notice, a Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by a Fund's Adviser to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to a Fund. Any gain or loss in the market price during the loan period would inure to a Fund. The creditworthiness of firms to which a Fund lends its portfolio securities will be monitored on an ongoing basis by the Adviser pursuant to procedures adopted and reviewed, on an ongoing basis, by the Trustees.

     Since voting or consent rights which accompany loaned securities pass to the borrower, a Fund will follow the policy of calling the loaned securities, in whole or in part as may be appropriate, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on a Fund's investment in such loaned securities. A Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to a Portfolio at the time of entering into the transaction. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While a Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, a Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of a Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will also segregate with a Fund's custodian bank cash or other liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, a Fund may purchase securities on such basis without limit. An increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of a Fund's net asset value. The Manager and the Advisers do not believe that a Fund's net asset value or income will be adversely affected by a Fund's purchase of securities on such basis.

     One form of when-issued or delayed-delivery security that the Mortgage Backed Securities Portfolio may purchase is a "to be announced" mortgage-backed security. A "to be announced" mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

     SHORT SALES. Each Fund may sell a security it does not own in anticipation of a decline in the market value of that security (i.e., make short sales). Generally, to complete the transaction, a Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will
(1) segregate with its Custodian cash or other liquid assets at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short and will not be less than the market value of the security at the time it was sold short or (2) otherwise cover its short position.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any premium or interest paid in connection with the short sale. No more than 5% of the Fund's net assets will be, when added together: (1) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (2) segregated in connection with short sales.

     Each Fund may also make short sales against-the-box. A short sale against-the-box is a short sale in which the Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable for, with or without payment of any further consideration, such securities; provided that if further consideration is required in connection with the conversion or exchange, cash or other liquid assets, in an amount equal to such consideration must be segregated for an equal amount of the securities of the same issuer as the securities sold short.

     BORROWING. Each Fund may borrow from banks or through dollar rolls or reverse repurchase agreements an amount equal to no more than 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes, for the clearance of transactions or to take advantage of investment opportunities. Each Fund may pledge its assets to secure these borrowings.

     If a Fund borrows to invest in securities, or if a Fund purchases securities at a time when borrowings exceed 5% of its total assets, any investment gains made on the securities in excess of interest paid on the borrowing will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to a Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. This is the speculative characteristic known as "leverage." See "Reverse Repurchase Agreements and Dollar Rolls" above.

     If any Fund's asset coverage for borrowings falls below 300%, such Fund will take prompt action (within 3 days) to reduce its borrowings even though it may be disadvantageous from an investment standpoint to sell securities at that time.

SEGREGATED ASSETS

     When a Fund is required to segregate assets in connection with certain portfolio transactions, it will designate cash or liquid assets as segregated with the Trust's Custodian, State Street Bank and Trust Company (State Street). "Liquid assets" mean cash, U.S. Government securities, equity securities (including foreign securities), debt securities or other liquid, unencumbered assets equal in value to its obligations in respect of potentially leveraged transactions, marked-to-market daily. These include forward contracts, when-issued and delayed delivery securities, futures contracts, written options and options on futures contracts (unless otherwise covered). If collateralized or otherwise covered, in accordance with Commission guidelines, these will not be deemed to be senior securities.

(d)  DEFENSIVE STRATEGY AND SHORT-TERM INVESTMENTS

     When conditions dictate a temporary defensive strategy or pending investment of proceeds from sales of the Funds' shares, the Funds may invest without limit in money market instruments, including commercial paper of domestic and foreign corporations, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, and obligations issued or guaranteed by the U.S. Government, its instrumentalities and its agencies. Commercial paper will be rated, at the time of purchase, at least "A-2" by S&P or "Prime-2" by Moody's, or the equivalent by another NRSRO or, if not rated, issued by an entity having an outstanding unsecured debt issue rated at least "A" or "A-2" by S&P or "A" or "Prime-2" by Moody's or the equivalent by another NRSRO. In addition, the Funds may invest without limit in corporate and other debt obligations and in repurchase agreements when the Adviser believes that a temporary defensive position is appropriate.

(e)  PORTFOLIO TURNOVER

     Portfolio turnover rate is generally the percentage computed by dividing the lesser of portfolio purchases or sales (excluding all securities, including options, whose maturities or expiration date at acquisition were one year or less) by the monthly average value of the long-term portfolio. High portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by each Fund. See "Brokerage Allocation and Other Practices." In addition, high portfolio turnover may result in increased short-term capital gains, which when distributed to shareholders, are treated as ordinary income. See "Taxes, Dividends, and Distributions."

                            INVESTMENT RESTRICTIONS

     The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities. The term "majority of the outstanding voting securities" of either the Trust or a particular Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of
(i) 67% or more of the shares of the Trust or such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Fund.

     Each Fund may not:

     1. Purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). Each Fund is a "diversified company" as defined in the 1940 Act.

     2. Issue senior securities or borrow money or pledge its assets, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     3. Buy or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     4. Make loans, except through loans of assets of the Fund or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     5. Purchase any security if as a result 25% or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, except for temporary defensive purposes, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     6. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws. Each Fund may purchase restricted securities without limit.


     For purposes of investment restriction number 1, each Fund may not purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) with respect to 75% of a Fund's total assets, more than 5% of such assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) 25% or more of the Fund's total assets (determined at the time of investment) would be invested in a single industry.


     The foregoing restrictions are fundamental policies that may not be changed without the approval of a majority of the Fund's outstanding voting securities.

     Whenever any fundamental investment policy or investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that any Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by applicable law.

     As a matter of non-fundamental operating policy, a Fund will not purchase rights if as a result the Fund would then have more than 5% of its assets (determined at the time of investment) invested in rights.

                            MANAGEMENT OF THE TRUST


                                   POSITION WITH                PRINCIPAL OCCUPATIONS
    NAME AND ADDRESS** (AGE)         THE TRUST                  DURING PAST FIVE YEARS
    ------------------------       -------------                ----------------------
Eugene C. Dorsey (72)              Trustee         Retired President, Chief Executive Officer and
                                                     Trustee of the Gannett Foundation (now Freedom
                                                     Forum); former Publisher of four Gannett
                                                     newspapers and Vice President of Gannett Co.,
                                                     Inc.; past Chairman, Independent Sector,
                                                     Washington, D.C. (largest national coalition
                                                     of philanthropic organizations); former
                                                     Chairman of the American Council for the Arts;
                                                     former Director of the advisory board of Chase
                                                     Manhattan Bank of Rochester.
Maurice Holmes (57)                Trustee         Professor (since 1989) of the Practice of
                                                     Management and Engineering at the
                                                     Massachusetts Institute of Technology; former
                                                     engineer and senior manager at Xerox
                                                     Corporation; Director of SDR, Incorporated,
                                                     Optical Dynamics Corporation and Storage
                                                     Technology Corporation; Trustee of the
                                                     Rochester Institute of Technology.
Robert E. LaBlanc (65)             Trustee         President (since 1981) of Robert E. LaBlanc
                                                     Associates, Inc. (telecommunications);
                                                     formerly General Partner at Salomon Brothers;
                                                     and Vice Chairman of Continental Telecom;
                                                     Director of Storage Technology Corporation,
                                                     Titan Corporation, Salient 3 Communications,
                                                     Inc. and Tribune Company; Trustee of Manhattan
                                                     College.
Douglas H. McCorkindale (60)       Trustee         Vice Chairman (since March 1984) and President
                                                     (since September 1997) of Gannett Co. Inc.;
                                                     Director of Continental Airlines, Inc.,
                                                     Gannett Co., Inc. and Global Crossing Ltd.
Thomas T. Mooney (58)              Trustee         President of the Greater Rochester Metro Chamber
                                                     of Commerce; former Rochester City Manager;
                                                     Trustee of Center for Governmental Research,
                                                     Inc.; Director of Blue Cross of Rochester,
                                                     Executive Service Corps of Rochester, Monroe
                                                     County Water Authority, Rochester Jobs, Inc.,
                                                     Monroe County Industrial Development
                                                     Corporation and Northeast Midwest Institute.
Clay T. Whitehead (62)             Trustee         President (since May 1983) of National Exchange
                                                     Inc. (new business development firm).
*David R. Odenath, Jr. (43)        Vice            Officer in Charge, President, Chief Executive
                                   President and     Officer and Chief Operating Officer (since
                                   Trustee           June 1999), PIFM; Senior Vice President (since
                                                     June 1999), Prudential; formerly Senior Vice
                                                     President (August 1993-May 1999), PaineWebber
                                                     Group Inc.

                                   POSITION WITH                PRINCIPAL OCCUPATIONS
    NAME AND ADDRESS** (AGE)         THE TRUST                  DURING PAST FIVE YEARS
    ------------------------       -------------                ----------------------
Stephen Stoneburn (56)             Trustee         President and Chief Executive Officer (since
                                                     June 1996) of Quadrant Media Corp.
                                                     (publishing); formerly President (June
                                                     1995-June 1996) of Argus Integrated Media,
                                                     Inc.; Senior Vice President and Managing
                                                     Director (January 1993-1995), of Cowles
                                                     Business Media; Senior Vice President (January
                                                     1991-1992) and Publishing Vice President (May
                                                     1989- December 1990) of Gralla Publications (a
                                                     division of United Newspapers, U.K.); and
                                                     Senior Vice President of Fairchild
                                                     Publications, Inc.
Saul K. Fenster Ph.D (67)          Trustee         President, New Jersey Institute of Technology
                                                     (since 1978); Commissioner of the Middle
                                                     States Association, Commission on Higher
                                                     Education; a member of the New Jersey
                                                     Commission on Science and Technology; and a
                                                     Director of the New Jersey State Chamber of
                                                     Commerce, the Society of Manufacturing
                                                     Engineering Education Foundation, the Research
                                                     and Development Council of New Jersey,
                                                     Prosperity New Jersey, Inc., the Edison
                                                     Partnership, National Action Council for
                                                     Minorities in Engineering, and IDT
                                                     Corporation.
W. Scott McDonald, Jr. Ph.D. (63)  Trustee         Vice President, Kaludis Consulting Group, Inc.
                                                     (since 1995) (a Sallie Mae company serving
                                                     higher education); Chief Operating Officer,
                                                     Fairleigh Dickinson University (1991-1998);
                                                     Executive Vice President and Chief Operating
                                                     Officer, Drew University (1975-1991) and
                                                     founding director of School, College and
                                                     University Underwriters Ltd.
Joseph Weber Ph.D. (76)            Trustee         Vice President, Finance, Interclass
                                                     (international corporate learning) since
                                                     (1991); former President, The Alliance for
                                                     Learning; Vice President, Member of the Board
                                                     of Directors, Member of the Executive and
                                                     Operating Committees, Hoffmann-LaRoche Inc.;
                                                     Member, Board of Overseers, New Jersey
                                                     Institute of Technology; and Trustee and Vice
                                                     Chairman Emeritus, Fairleigh Dickinson
                                                     University.

                                   POSITION WITH                PRINCIPAL OCCUPATIONS
    NAME AND ADDRESS** (AGE)         THE TRUST                  DURING PAST FIVE YEARS
    ------------------------       -------------                ----------------------
*John R. Strangfeld, Jr. (46)      President and   Chief Executive Officer, Chairman, President and
                                   Trustee           Director (since January 1990), of The
                                                     Prudential Investment Corporation, Executive
                                                     Vice President (since February 1998),
                                                     Prudential Global Asset Management of
                                                     Prudential; Chairman (since August 1989),
                                                     Pricoa Capital Group; formerly various
                                                     positions to Chief Executive Officer (November
                                                     1994-December 1998), Private Asset Management
                                                     Group of Prudential and Senior Vice President
                                                     (January 1986-August 1989), Prudential Capital
                                                     Group, a unit of Prudential.
*Robert F. Gunia (53)              Vice            Executive Vice President and Chief
                                   President and     Administrative Officer (since June 1999) of
                                   Trustee           Prudential Investments; Executive Vice
                                                     President and Treasurer (since December 1996),
                                                     Prudential Investments Fund Management LLC
                                                     (PIFM); Senior Vice President (since March
                                                     1987) of Prudential Securities Incorporated
                                                     (Prudential Securities); formerly Chief
                                                     Administrative Officer (July 1990-September
                                                     1996), Director (January 1989-September 1996),
                                                     and Executive Vice President, Treasurer and
                                                     Chief Financial Officer (June 1987-September
                                                     1996) of Prudential Mutual Fund Management,
                                                     Inc.
Grace C. Torres (41)               Treasurer and   First Vice President (since December 1996) of
                                   Principal         PIFM; First Vice President (since March 1994)
                                   Financial and     of Prudential Securities; formerly First Vice
                                   Accounting        President (March 1994-September 1996) of
                                   Officer           Prudential Mutual Fund Management, Inc.
William V. Healey (48)             Assistant       Executive Vice President, Chief Legal Officer
                                   Secretary         and Secretary, PIFM; Vice President and
                                                     Associate General Counsel, Prudential; Senior
                                                     Vice President, Chief Legal Officer and
                                                     Secretary, PIMS


---------------


 * "Interested" Trustee, as defined in the Investment Company Act, by reason of affiliation with Prudential, PIMS or PIFM.


** Unless otherwise indicated, the addresses of the Trustees and Officers is c/o
   Prudential Mutual Funds, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

     The Trust has Trustees who, in addition to overseeing the actions of the Trust's Manager, Advisers and Distributor, decide upon matters of general policy. The Trustees also review the actions of the Trust's officers, who conduct and supervise the daily business operations of the Trust.

     The Trustees have adopted a retirement policy which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75.

     Pursuant to the terms of the Management Agreement with the Trust, the Manager pays all compensation of officers and employees of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of the Manager.

     The Trust pays each of its Trustees who is not an affiliated person of PIFM or any Adviser annual compensation of $5,000 in addition to certain out-of-pocket expenses. The amount of annual compensation paid to each Trustee may change as a result of the introduction of additional funds upon the boards of which the Trustee will be asked to serve.

     Trustees may receive their Trustee's fees pursuant to a deferred fee agreement with the Trust. Under the terms of the agreement, the Trust accrues daily the amount of Trustee's fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury bills at the beginning of each calendar quarter or, pursuant to an SEC exemptive order, at the daily rate of return of a Fund (the Fund rate). The Trust's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Trust.


     The following table sets forth the aggregate compensation paid by the Trust to the Trustees who are not affiliated with the Manager for the fiscal year ended July 31, 2000 and the aggregate compensation paid to such Trustees for service on the Trust's Board and the boards of all other investment companies managed by PIFM (Fund Complex), for the calendar year ended December 31, 1999. Interested trustees do not receive compensation from the Trust or any Fund in the Fund Complex.


                               COMPENSATION TABLE


                                                                              TOTAL 1999
                                                                             COMPENSATION
                                                                              FROM TRUST
                                                               AGGREGATE       AND FUND
                                                              COMPENSATION   COMPLEX PAID
                      NAME OF TRUSTEE                          FROM TRUST    TO TRUSTEES
------------------------------------------------------------  ------------   ------------
Eugene C. Dorsey*...........................................     $3,750        $ 81,000      (43/70)**
Douglas H. McCorkindale*....................................     $3,750        $ 80,000      (24/49)**
Thomas T. Mooney*...........................................     $3,750        $129,500      (35/75)**
Robert E. LaBlanc...........................................     $3,750        $ 61,250      (20/39)**
Stephen Stoneburn...........................................     $3,750        $ 61,250      (20/39)**
Clay T. Whitehead...........................................     $3,750        $ 77,000      (38/66)**
Maurice Holmes..............................................          0               0
W. Scott McDonald, Jr. Ph.D.................................          0               0
Joseph Weber, Ph.D. ........................................          0               0
Saul K. Fenster Ph.D........................................          0               0


---------------


 * Total compensation from all the funds in the Fund Complex for the calendar year ended December 31, 1999 includes amounts deferred at the election of Trustees under the funds' deferred compensation plans. Including accrued interest, total compensation amounted to approximately $103,574 for Mr. Dorsey, $97,916 for Mr. McCorkindale, and $135,102 for Mr. Mooney.


** Indicates number of funds/portfolios in the Fund Complex (including the Trust) to which aggregate compensation relates.


                CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     Trustees of the Trust are eligible to purchase Class Z shares of the Fund, which are sold without either an initial sales charge or contingent deferred sales charge to a limited group of investors.


     As of September 15, 2000, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of beneficial interest of the Portfolios.



     As of September 15, 2000, the owners, directly or indirectly, of more than 5% of the outstanding shares of beneficial interest of any Fund were as follows:



                                                                                          NUMBER OF SHARES
NAME                                      ADDRESS                   FUND (CLASS)          (% OF PORTFOLIO)
----                                      -------                   ------------          ----------------
Prudential Trust Company
PBO PRU-DC CLIENTS.............  Att: John Sturdy              Prudential Diversified    112,347    (8.17%)
                                 30 Scranton Office Park       Conservative Growth
                                 Moosic, PA 18570              Fund(A)
Prudential Trust Company
FBO PRU-DC.....................  Att: John Sturdy              Prudential Diversified     15,511   (24.48%)
                                 30 Scranton Office Park       Conservative Growth
                                 Moosic, PA 18570              Fund(Z)
First Union Securities Inc.
A/C 6262-3748..................  Att: Kimberly Nadick          Prudential Diversified      5,342   (11.36%)
                                 111 East Kilbourn Avenue      Conservative Growth
                                 Milwaukee WI 53202            Fund(Z)

                                                                                          NUMBER OF SHARES
NAME                                      ADDRESS                   FUND (CLASS)          (% OF PORTFOLIO)
----                                      -------                   ------------          ----------------
Prudential Securities
C/F............................  Att: Beverly Radulovic        Prudential Diversified      6,348   (13.50%)
                                 IRA Rollover Radulovic        Conservative Growth
                                 7404 Admiral Dr               Fund(Z)
Nancy Bienia...................  11806 Lone Tree Ct.           Prudential Diversified      2,645    (5.62%)
                                 Columbia MD 21044-4385        Conservative Growth
                                                               Fund(Z)
Pur Defined Contributions Svs
FBO PRU-DU-
QUALIFIED CLIENTS..............  Att: John Sturdy              Prudential Diversified     15,392   (32.73%)
                                 30 Scranton Office Park       Conservative Growth
                                 Moosic, PA 18570              Fund(Z)
Pru Defined Contribution Svsc
FBOPRU-DC
Qualified Clients..............  Att: John Sturdy              Prudential Diversified      6,601    (5.90%)
                                 30 Scranton Office Park       High Growth
                                 Moosic, PA 18570              Fund(Z)
New Moon Investment LTD........  PO Box 2003 Georgetown        Prudential Diversified    188,082    (6.52%)
                                 Grand Pavilion Commercial     High Growth
                                 CTR                           Fund(A)
                                 802 West Bay Road
                                 Grand Cayman
                                 Cayman Islands, BWI
Prudential Trust Company
FBO PRU-DC.....................  Att: John Sturdy              Prudential Diversified     51,837   (46.31%)
                                 30 Scranton Office Park       High Growth
                                 Moosic, PA 18570              Fund(Z)
Elinor Fisher..................  90 Broad St                   Prudential Diversified     14,734   (13.16%)
                                 Flemington NJ 08822-1602      High Growth
                                                               Fund(Z)
Lucia Schramm &
Maria Signorini JT TEN.........  118 Center Ave                Prudential Diversified      5,936    (5.30%)
                                 Wheeling WV 26003-5173        High Growth Fund(Z)
Prudential Trust Company
PBO PRU-DC CLIENTS.............  Att: John Sturdy              Prudential Diversified    397,043    (8.68%)
                                 30 Scranton Office Park       Moderate Growth
                                 Moosic, PA 18570              Fund(A)
Prudential Securities C/F
FBO PRU-DC.....................  Att: Dr. Edward Wotycha       Prudential Diversified      7,142    (5.09%)
                                 IRA Rollover DTD 12/23/98     Moderate Growth
                                 120 Maple Ave. Apt. 2         Fund(Z)
                                 Moosic, PA 18570
Prudential Trust Company
PBO PRU-DC CLIENTS.............  Att: John Sturdy              Prudential Diversified     43,588   (31.04%)
                                 30 Scranton Office Park       Moderate Growth
                                 Moosic, PA 18570              Fund(Z)
Prudential Securities C/F
FBO PRU-DC.....................  Att: Juanita P. Kendrick      Prudential Diversified     30,572   (21.77%)
                                 IRA DTD 7/18/94               Moderate Growth
                                 101 N Bayview St.             Fund(Z)
                                 Fairhope AL 36532
Prudential Bank & Trust C/F....  Joseph A. Caputo              Prudential Diversified      7,119    (5.07%)
                                 IRA DTD 5/31/00               Moderate Growth
                                 424 E th St                   Fund(Z)
                                 South Boston MA 02127-3045
Robert J. Scamardella
Anna Scamardella
CO-TTEES UN MATTEO
SCAMARDELLA....................  1010 Forest Ave               Prudential Diversified     16,881   (12.02%)
                                 Staten Island, NY             Moderate Growth
                                 10310-2415                    Fund(Z)

     As of September 15, 2000, Prudential Securities was record holder for other beneficial owners of the following shares of beneficial interest outstanding and entitled to vote in each Fund:



                            FUND                              NUMBER OF SHARES
                            ----                              ----------------
                                                              (% OF PORTFOLIO)
Conservative Growth Fund
  Class A...................................................    41,351     (3.0%)
  Class B...................................................         0
  Class C...................................................         0
  Class Z...................................................         0
Moderate Growth Fund
  Class A...................................................         0
  Class B...................................................         0
  Class C...................................................         0
  Class Z...................................................    91,137      (54%)
High Growth Fund
  Class A...................................................   184,343    (6.39%)
  Class B...................................................         0
  Class C...................................................         0
  Class Z...................................................         0


     In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to beneficial owners for which it is the record holder.

                     INVESTMENT ADVISORY AND OTHER SERVICES

(a) MANAGER AND ADVISERS


     The manager of the Trust is Prudential Investments Fund Management LLC (PIFM or the Manager), 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that, together with the Trust, comprise the Prudential Mutual Funds. PIFM is a wholly-owned subsidiary of the Prudential Insurance Company of America. See "How the Trust is Managed -- Manager" in the Prospectus. As of April 30, 2000 PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $76.2 billion. According to the Investment Company Institute, as of September 30, 1999, the Prudential Mutual Funds was the 20th largest family of mutual funds in the United States.


     Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), an affiliate of PIFM, serves as the transfer and disbursing agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administration services to qualified plans.


     Pursuant to the Management Agreement with the Trust (the Management Agreement), PIFM, subject to the supervision of the Trustees and in conformity with the stated policies of the Trust, manages both the investment operations of the Trust and the composition of the Trust's Funds, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PIFM is obligated to keep certain books and records of the Trust. PIFM also administers the Trust's corporate affairs and, in connection therewith, furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street, the Trust's custodian (the Custodian), and PMFS. The management services of PIFM for the Trust's are not exclusive under the terms of the Management Agreement and PIFM is free to, and does, render management services to others.


     The Manager reviews the performance of all Advisers, and makes recommendations to the Trustees with respect to the retention and renewal of contracts. In connection therewith, PIFM is obligated to keep certain books and records of the Trust. PIFM also administers the Trust's business affairs and, in connection therewith, furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company (the Custodian), and PMFS, the Trust's transfer and dividend disbursing agent. The management services of PIFM for the Trust are not exclusive under the terms of the Management Agreement and PIFM is free to, and does, render management services to others.

     The following table sets forth the annual management fee rates currently paid by each Fund to PIFM pursuant to the Management Agreement, expressed as a percentage of the Fund's average daily net assets:

                                                                  TOTAL
                            FUND                              MANAGEMENT FEE
                            ----                              --------------
Conservative Growth Fund....................................       .75%
Moderate Growth Fund........................................       .75%
High Growth Fund............................................       .75%

     The fee is computed daily and payable monthly. The Management Agreement also provides that, in the event the expenses of the Trust (including the fees of PIFM, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdiction in which the Trust's shares are qualified for offer and sale, the compensation due to PIFM will be reduced by the amount of such excess. Reductions in excess of the total compensation payable to PIFM will be paid by PIFM to the Trust. No jurisdiction currently limits the Trust's expenses.

     In connection with its management of the business affairs of the Trust, PIFM bears the following expenses:

     (a) the salaries and expenses of all of its and the Trust's personnel except the fees and expenses of Trustees who are not affiliated persons of PIFM or any Adviser;

     (b) all expenses incurred by PIFM or by the Trust in connection with managing the ordinary course of the Trust's business, other than those assumed by the Trust as described below; and

     (c) the fees payable to each Investment Adviser pursuant to the subadvisory agreements between PIFM and each Adviser (the Advisory Agreements).


     Under the terms of the Management Agreement, the Trust is responsible for the payment of the following expenses: (a) the fees payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated persons with PIFM or the Trust's Advisers, (c) the fees and certain expenses of the Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Trust and of pricing the Trust's shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade associations of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) certain organization expenses of the Trust and the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the Commission and the states including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.


     The Management Agreement provides that PIFM will not be liable for any error of judgment or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned (as defined in the Investment Company Act), and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.

     For the fiscal year ended July 31, 2000 and the fiscal period ended July 31, 1999 PIFM received management fees of $398,032 and $558,132 for the Conservative Growth Fund, $467,338 and $1,084,509 for the Moderate Growth Fund and $502,514 and $1,055,456 for the High Growth Fund, respectively.


     As noted in the Prospectus, subject to the supervision and direction of the Manager and, ultimately, the Trustees, each Adviser manages the securities held by a particular segment of a Fund in accordance with the Fund's stated investment objectives and policies, makes investment decisions for that Fund segment and places orders to purchase and sell securities on behalf of that Fund segment.

     Each Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement. Each Advisory Agreement may be terminated by the Trust, PIFM or the Adviser upon not more than 60 days' written notice. Each Advisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

     The Manager and the Trust operate under an exemptive order from the Commission which permits the Manager, subject to certain conditions, to enter into or amend Advisory Agreements without obtaining shareholder approval each time. On October 1, 1998 the sole shareholder of the Trust voted affirmatively to give the Trust this ongoing authority. With Board approval, the Manager is permitted to replace Advisers or employ additional Advisers for the Funds, change the terms of the Funds' Advisory Agreements or enter into a new Advisory Agreement with an existing Adviser after events that cause an automatic termination of the old Advisory Agreement with that Adviser. Shareholders of a Fund continue to have the right to terminate an Advisory Agreement for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Adviser changes or other material amendments to Advisory Agreements that occur under these arrangements.

     The Manager pays the Advisers the fees set forth in the Prospectus for their services with respect to each Fund. The Advisers perform all administrative functions associated with serving as Adviser to a Fund. Subject to the supervision and direction of the Manager and, ultimately, the Trustees, each Adviser is responsible for managing the securities held by a particular Fund segment in accordance with the Fund's stated investment objective and policies, making investment decisions for that Fund segment, placing orders to purchase and sell securities on behalf of that Fund segment, and performing various administrative duties.


     For the fiscal year ended July 31, 2000 and the fiscal period ended July 31, 1999, PIFM paid the following sub-advisory fees to the Funds' Advisers:


                            CONSERVATIVE GROWTH FUND


                                                                                  YEAR ENDED
                               ANNUALIZED PERCENTAGE OF           PERIOD ENDED     JULY 31,
       ADVISER                    AVERAGE NET ASSETS              JULY 31, 1999      2000
       -------          ---------------------------------------   -------------   ----------
Jennison Associates         .30% with respect to first $300
  LLC ("Jennison")....  million; .25% for amounts in excess of
                                     $300 million                   $ 24,831       $ 36,353
The Prudential
  Investment
  Corporation
  ("PIC").............                    .375%(1)                  $143,931       $215,857
Franklin Advisers,
  Inc. ...............                    .50%                      $ 13,286       $ 20,433
The Dreyfus
  Corporation.........                    .45%                      $ 11,857       $ 16,327
Pacific Investment
  Management
  Company.............                    .25%                      $ 50,867       $ 70,114
                                                                    --------       --------
          Total sub-advisory fees                                   $244,772       $359,084
                                                                    ========       ========


---------------


(1) Prior to January 1, 2000, PIC was reimbursed by PIFM for its reasonable costs and expenses.

                              MODERATE GROWTH FUND


                                                                                  YEAR ENDED
                               ANNUALIZED PERCENTAGE OF           PERIOD ENDED     JULY 31,
       ADVISER                    AVERAGE NET ASSETS              JULY 31, 1999      2000
       -------          ---------------------------------------   -------------   ----------
Jennison Associates         .30% with respect to first $300
  LLC ("Jennison")....  million; .25% for amounts in excess of
                                     $300 million                   $ 37,590       $ 89,778
The Prudential
  Investment
  Corporation
  ("PIC").............                    .375%(1)                  $166,390       $377,617
Franklin Advisers,
  Inc. ...............                    .50%                      $ 23,871       $ 58,047
The Dreyfus
  Corporation.........                    .45%                      $ 21,088       $ 47,247
Lazard Asset
  Management..........                    .40%                      $ 24,789       $ 56,695
Pacific Investment
  Management
  Company.............                    .25%                      $ 29,847       $ 66,410
                                                                    --------       --------
                                    Total sub-advisory fees         $303,575       $695,794
                                                                    ========       ========


---------------


(1) Prior to January 1, 2000, PIC was reimbursed by PIFM for its reasonable costs and expenses.


                                HIGH GROWTH FUND


                              ANNUALIZED PERCENTAGE OF           PERIOD ENDED     YEAR ENDED
       ADVISER                   AVERAGE NET ASSETS              JULY 31, 1999   JULY 31, 2000
       -------         ---------------------------------------   -------------   -------------
Jennison Associates        .30% with respect to first $300
  LLC ("Jennison")...  million; .25% for amounts in excess of
                                    $300 million                   $ 50,033        $106,426
The Prudential
  Investment
  Corporation
  ("PIC")............                    .375%(1)                  $130,651        $371,262
Franklin Advisers,
  Inc. ..............                    .50%                      $ 49,538        $113,176
The Dreyfus
  Corporation........                    .45%                      $ 44,482        $ 89,086
Lazard Asset
  Management.........                    .40%                      $ 52,446        $109,307
                                                                   --------        --------
                                       Total sub-advisory fees     $327,150        $789,257
                                                                   ========        ========


---------------


(1) Under the Advisory Agreement between PIFM and PIC, PIC is reimbursed by PIFM for its reasonable costs and expenses incurred in providing advisory services.



  Prior to January 1, 2000, PIC was reimbursed by PIFM for its reasonable costs and expenses.


(b) PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12B-1 PLANS

     Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Trust.

     Pursuant to separate Distribution and Service Plans (the Class A Plan, the Class B Plan and the Class C Plan, collectively, the Plans) adopted by the Trust under Rule 12b-1 under the Investment Company Act and a distribution agreement (the Distribution Agreement), the Distributor incurs the expenses of distributing each Fund's Class A, Class B and Class C shares, respectively. The Distributor also incurs the expenses of distributing the Funds' Class Z shares under the Distribution Agreement with the Trust, none of which are reimbursed by or paid for by the Trust.

     The expenses incurred under the Plans include commissions and account servicing fees paid to, or on account of, brokers or financial institutions which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

     Under the Plans, the Trust is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Trust will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

     The distribution and/or service fees may also be used by the Distributor to compensate on a continuing basis brokers in consideration for the distribution, marketing, administrative and other services and activities provided by brokers with respect to the promotion of the sale of the Fund's shares and the maintenance of related shareholder accounts.

     CLASS A PLAN. Under the Class A Plan, each Fund may pay the Distributor for its distribution-related expenses with respect to Class A shares at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares. The Class A Plan provides that (1) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (2) total distribution fees (including the service fee of .25 of 1%) may not exceed .30 of 1% of the average daily net assets of the Class A shares. The Distributor has contractually agreed to limit its distribution-related fees payable under the Class A Plan to .25 of 1% of the average daily net assets of the Class A shares for the fiscal year ending July 31, 2000 and voluntarily limited its distribution-related fees for the fiscal period ended July 31, 1999 to .25 of 1% of the average daily net assets of the Class A shares. The Distributor also receives an initial sales charge from shareholders.

     The table below sets forth the payments received by the Distributor under the Class A Plan, the amount spent by the Distributor in distributing Class A shares and the amount of initial sales charges received by the Distributor in connection with the sale of Class A shares for the fiscal period ended July 31, 2000.


                                      DISTRIBUTION FEES RECEIVED           AMOUNT SPENT            INITIAL SALES
FUND                                        BY DISTRIBUTOR          DISTRIBUTING CLASS A SHARES       CHARGES
----                                  --------------------------    ---------------------------    -------------
Conservative Growth Fund............           $31,338                        $23,571                $ 90,500
Moderate Growth Fund................           $87,021                        $59,005                $239,300
High Growth Fund....................           $88,819                        $49,751                $189,200


     The amounts spent by the Distributor in distributing Class A shares was primarily for the payment of account servicing fees to financial advisers and other persons who sell Class A shares.

     CLASS B AND CLASS C PLANS. Under the Class B and Class C Plans, each Fund pays the Distributor for its distribution-related expenses with respect to Class B and Class C shares at an annual rate of 1% of the average daily net assets of each of the Class B and Class C shares. The Class B and Class C Plans provide for the payment to the Distributor of (1) an asset-based sales charge of .75 of 1% of the average daily net assets of each of the Class B and Class C shares, respectively, and (2) a service fee of .25 of 1% of the average daily net assets of each of the Class B and Class C shares. The service fee is used to pay for personal service and/or the maintenance of shareholder accounts. The Distributor also receives contingent deferred sales charges from certain redeeming shareholders and, with respect to Class C shares, an initial sales charge.

     CLASS B PLAN. For the fiscal period ended July 31, 2000, the Distributor received the distribution fees paid by the Funds and the proceeds of contingent deferred sales charges paid by investors on the redemption of Class B shares as set forth below:


                                                                                   APPROXIMATE
                                                                                   CONTINGENT
                                                                 AMOUNT OF          DEFERRED
FUND                                                          DISTRIBUTION FEE    SALES CHARGES
----                                                          ----------------    -------------
Conservative Growth Fund....................................      $365,743          $112,000
Moderate Growth Fund........................................      $798,551          $156,500
High Growth Fund............................................      $609,935          $137,300


     For the fiscal period ended July 31, 2000, it is estimated that the Distributor spent approximately the following amounts in connection with the distribution of the Funds' Class B shares:


                       PRINTING AND MAILING     COMPENSATION TO          COMMISSION
                           PROSPECTUSES       BROKER/DEALERS FOR         PAYMENTS TO                      TOTAL
                          TO OTHER THAN         COMMISSIONS TO            FINANCIAL                      AMOUNT
                             CURRENT          REPRESENTATIVES AND        ADVISERS OF        OVERHEAD    SPENT BY
        FUND               SHAREHOLDERS         OTHER EXPENSES*     PRUDENTIAL SECURITIES    COSTS*    DISTRIBUTOR
        ----           --------------------   -------------------   ---------------------   --------   -----------
Conservative Growth
  Fund...............         $  800               $423,200               $102,500          $279,700   $  806,200
Moderate Growth
  Fund...............         $3,800               $949,400               $248,500          $574,500   $1,776,200
High Growth Fund.....         $2,600               $650,700               $219,700          $503,300   $1,376,300


---------------
* Includes (a) the expenses of operating the branch offices of Prudential Securities and Prusec in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communication costs and the costs of stationery and supplies, (b) the cost of client sales seminars, (c) expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other incidental expenses relating to branch promotion of Fund sales.

     CLASS C. PLAN. For the fiscal period ended July 31, 2000, the Distributor received the distribution fees paid by the Funds under the Class C Plan, initial sales charges, and the proceeds of contingent deferred sales charges paid by investors on the redemption of shares as set forth below:


                                                                                              APPROXIMATE
                                                                             APPROXIMATE      CONTINGENT
                                                           AMOUNT OF        INITIAL SALES      DEFERRED
                         FUND                           DISTRIBUTION FEE       CHARGES       SALES CHARGES
                         ----                           ----------------    -------------    -------------
Conservative Growth Fund..............................      $129,543           $ 28,800         $33,700
Moderate Growth Fund..................................      $258,352           $ 86,700         $42,600
High Growth Fund......................................      $264,132           $116,400         $32,000


     For the fiscal period ended July 31, 2000, it is estimated that the Distributor spent approximately the following amounts in connection with the distribution of the Funds' Class C shares:


                          PRINTING AND MAILING     COMPENSATION TO          COMMISSION
                              PROSPECTUSES       BROKER/DEALERS FOR         PAYMENTS TO                      TOTAL
                             TO OTHER THAN         COMMISSIONS TO            FINANCIAL                      AMOUNT
                                CURRENT          REPRESENTATIVES AND        ADVISERS OF        OVERHEAD    SPENT BY
          FUND                SHAREHOLDERS         OTHER EXPENSES*     PRUDENTIAL SECURITIES    COSTS*    DISTRIBUTOR
          ----            --------------------   -------------------   ---------------------   --------   -----------
Conservative Growth
  Fund..................         $  300                $ 4,800               $ 69,900          $16,100     $ 91,100
Moderate Growth Fund....         $1,300                $12,100               $153,000          $49,700     $216,100
High Growth Fund........         $1,200                $ 4,400               $176,800          $67,200     $249,600


---------------
* Includes (a) the expenses of operating the branch offices of Prudential Securities and Prusec in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communication costs and the costs of stationery and supplies, (b) the cost of client sales seminars, (c) expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other incidental expenses relating to branch promotion of Fund sales.

                                     * * *

     Distribution expenses attributable to the sale of Class A, Class B or Class C shares of each Fund will be allocated to each such class based upon the ratio of sales of each such class to the sales of Class A, Class B and Class C shares of that Fund other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.

     The Class A, Class B and Class C Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Class A, Class B and Class C Plan or in any agreement related to the Plans (the Rule 12b-1 Trustees), cast in person at a meeting called for the purpose of voting on such continuance. The Plans may each be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by the vote of the holders of a majority of the outstanding shares of the applicable class on not more than 60 days', nor less than 30 days', written notice to any other party to the Plans. The Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Trustees in the manner described above. Each Plan will automatically terminate in the event of its assignment. The Trust will not be obligated to pay expenses incurred under any Plan if it is terminated or not continued.

     Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Trust by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Rule 12b-1 Trustees shall be committed to the Rule 12b-1 Trustees.

     Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

     In addition to distribution and service fees paid by the Fund under the Class A, Class B and Class C Plans, the Manager (or one of its affiliates) may make payments to dealers (including Prudential Securities) and other persons who distribute shares of the Trust (including Class Z shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

FEE WAIVERS/SUBSIDIES

     PIFM may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Trust. In addition, the Distributor has contractually agreed to waive a portion of its distribution fees for the Class A shares as described above. Fee waivers and subsidies will increase a Fund's total return.

NASD MAXIMUM SALES CHARGE RULE

     Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares of each Fund. In the case of Class B shares, interest charges equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not required to be included in the calculation of the 6.25% limitation. The annual asset-based sales charge with respect to Class B and Class C shares of a Fund may not exceed .75 of 1%. The 6.25% limitation applies to each Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

(c) OTHER SERVICE PROVIDERS

     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the portfolio securities of the Trust and cash and in that capacity maintains certain financial and accounting books and records pursuant to an agreement with the Trust. Subcustodians provide custodial services for the Trust's foreign assets held outside the United States.

     Prudential Mutual Fund Services LLC (PMFS), 194 Wood Ave. South Iselin, New Jersey 08853, serves as the Transfer Agent of the Trust. PMFS is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. For these services, PMFS receives an annual fee per shareholder account, a new account set-up fee for each manually-established account and a monthly inactive zero balance account fee per shareholder account. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communication expenses and other costs.


     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the Trust's independent accountants, and in that capacity audits the annual financial statements of the Trust.


CODES OF ETHICS


     The Board of Trustees of the Fund has adopted a Code of Ethics. In addition, the Manager, the Advisers and the Distributor have each adopted a Code of Ethics (the Codes). The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes are on public file with, and are available from, the Commission.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     Each Adviser is responsible for decisions to buy and sell securities, futures contracts and options thereon for the Funds, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any.

     Broker-dealers may receive negotiated brokerage commissions on transactions in portfolio securities, including options, futures, and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. On foreign securities exchanges, commissions may be fixed. Orders may be directed to any broker, dealer or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities, one of the Advisers or an affiliate thereof (an "affiliated broker").

     The Funds do not normally incur any brokerage commission expenses on portfolio transactions involving fixed income securities. These securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     Equity securities traded in the over-the-counter market and convertible bonds are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The Trust will not deal with an affiliated broker in any transaction in which such affiliated broker acts as principal. Thus, for example, a Fund will not deal with an affiliated broker/dealer acting as market maker, and it will not execute a negotiated trade with an affiliated broker/dealer if execution involves an affiliated broker/dealer acting as principal with respect to any part of the Fund's order.

     In placing orders for securities for the Funds of the Trust, each Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that an Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While an Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, an Adviser may consider research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Trust, an Adviser or an Adviser's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by an Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for an Adviser may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions for such other accounts, whose aggregate assets are larger than the Trust's, and the services furnished by such brokers, dealers or futures commission merchants may be used by an Adviser in providing investment management for the Funds. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker or futures commission merchant in the light of generally prevailing rates. Each Adviser may pay brokers, dealers and futures commission merchants, other than an affiliated broker, higher commissions for particular transactions than might be charged if a different broker had been selected, on occasions when, in an Adviser's opinion, this policy furthers the objective of obtaining best price and execution. In addition, each Adviser is authorized to pay higher commissions on brokerage transactions for the Funds to brokers, dealers and futures commission merchants, other than to an affiliated broker, in order to secure research and investment services described above when, in the Adviser's opinion, the higher commission is reasonable in relation to the value of research and investment services provided by such brokers, dealers or futures commission merchants viewed in terms of either that particular transaction or the Adviser's responsibilities with respect to its other investment accounts, provided that this practice is otherwise consistent with the objective of obtaining best price and execution. The allocation of orders among brokers, dealers and futures commission merchants and the commission rates paid are reviewed periodically by the Trustees. While such services are useful and important in supplementing the Advisers' own research and facilities, services so received are in addition to and not in lieu of services required to be performed by the Advisers and the Advisers' fees are not reduced as a consequence of the receipt of such information.

     Subject to the above considerations, an affiliated broker may act as a securities broker, dealer or futures commission merchant for the Trust. In order for an affiliated broker to effect any portfolio transactions for the Trust, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow an affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" persons, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to affiliated brokers are consistent with the foregoing standard.

     In accordance with Section 11(a) under the Securities Exchange Act of 1934, as amended, an affiliated broker may not retain compensation for effecting transactions on a national securities exchange for the Trust unless the Trust has expressly authorized the retention of such compensation. Sec-tion 11(a) provides that an affiliated broker must furnish to the Trust at least annually a statement setting forth the total amount of all compensation retained by such affiliated broker for transactions effected by the Trust during the applicable period. Brokerage transactions with an affiliated broker are also subject to such fiduciary standards as may be imposed by applicable law.


     The table below sets forth certain information concerning the payment of commissions by the Funds, including the commissions paid to Prudential Securities or any affiliate of the Trust or the Advisers for the period ended July 31, 1999 and the fiscal year ended July 31, 2000:



                                      CONSERVATIVE   CONSERVATIVE     MODERATE      MODERATE         HIGH          HIGH
                                      GROWTH FUND    GROWTH FUND    GROWTH FUND    GROWTH FUND   GROWTH FUND    GROWTH FUND
                                      ------------   ------------   ------------   -----------   ------------   -----------
                                      PERIOD ENDED    YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED
                                        JULY 31,       JULY 31,       JULY 31,      JULY 31,       JULY 31,      JULY 31,
                                          1999           2000           1999          2000           1999          2000
                                      ------------   ------------   ------------   -----------   ------------   -----------
Total brokerage commissions paid by
  the Fund..........................    $44,000        $21,448        $80,300       $113,057       $119,128      $183,802
Total brokerage commissions paid to
  Prudential Securities or
  affiliates of the Trust or the
  Advisers..........................    $ 1,000        $   282        $     0       $      0       $  1,122      $  1,068
Percentage of total brokerage
  commissions paid to Prudential
  Securities or affiliates of the
  Trust or the Advisers.............        2.3%           1.0%             0%             0            0.9%          0.6%
Percentage of the aggregate dollar
  amount of portfolio transactions
  involving the payment of
  commissions through Prudential
  Securities or affiliates of the
  Trust or the Advisers.............        0.2%             0%             0%             0            0.5%            0%


     The Trust is required to disclose the Funds' holdings of securities of the Trust's regular brokers and dealers (as defined under Rule 10b-1 of the Investment Company Act) and their parents at July 31, 2000. As of that date, each fund held securities of the following brokers and dealers:

                            CONSERVATIVE GROWTH FUND


                                                              VALUE OF HOLDINGS
NAME                                                          AT JULY 31, 2000
----                                                          -----------------
Salomon Smith Barney Inc. ..................................      1,850,000
Bear, Stearns & Co., Inc. ..................................      1,300,000
Merrill Lynch, Pierce Fenner & Smith, Inc. .................      1,125,300
Greenwich Capital Markets, Inc. ............................      1,100,000
ABN AMBRO, Inc. ............................................      1,000,000
Morgan Stanley Dean Witter & Co. ...........................        602,000
Lehman Brothers Inc. .......................................        301,000


                              MODERATE GROWTH FUND


                                                              VALUE OF HOLDINGS
NAME                                                          AT JULY 31, 2000
----                                                          -----------------
ABN AMRO, Inc. .............................................     $2,890,000
Bear, Stearns & Co., Inc. ..................................      2,890,000
Greenwich Capital Markets, Inc. ............................      3,179,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. ................      2,824,500
Salomon Smith Barney, Inc. .................................      4,479,500

                                HIGH GROWTH FUND


                                                              VALUE OF HOLDINGS
NAME                                                          AT JULY 31, 2000
----                                                          -----------------
ABN AMRO, Inc. .............................................     $3,500,000
Bear, Stearns & Co., Inc. ..................................      3,500,000
Greenwich Capital Markets, Inc. ............................      3,850,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. ................      3,396,050
Salomon Smith Barney, Inc. .................................      5,425,000


               CAPITAL SHARES, OTHER SECURITIES AND ORGANIZATION

     The Trust is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share divided into three series (the Funds). Each Fund is divided into four classes, designated Class A, Class B, Class C and Class Z shares. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, (4) only Class B shares have a conversion feature and (5) Class Z shares are offered exclusively for sale to a limited group of investors. In accordance with the Trust's Declaration of Trust, the Trustees may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The voting rights of the shareholders of a series or class can be modified only by the vote of shareholders of that series or class.

     Shares of the Trust, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Trust under certain circumstances. Each share of each class is equal as to earnings, assets and voting privileges, except as noted above, and each class of shares (with the exception of Class Z shares, which are not subject to any distribution or service fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of a Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fees.

     The Trust does not intend to hold annual meetings of shareholders unless otherwise required by law. The Trust will not be required to hold meetings of shareholders unless, for example, the election of Trustees is required to be acted on by shareholders under the Investment Company Act. Shareholders have certain rights, including the right to call a meeting upon the vote of 10% of the Fund's outstanding shares for the purpose of voting on the removal of one or more Trustees or to transact any other business.

     Under the Declaration of Trust, the Trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset value procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series (subject only to the rights of creditors of that series) and would be subject to the liabilities related thereto.

     The Trustees have the power to alter the number and the terms of office of the Trustees, provided that at all times at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

     Shares of a Fund may be purchased at a price equal to the next determined net asset value (NAV) per share plus a sales charge which, at the election of the Investor, may be imposed either (i) at the time of purchase (Class A or Class C shares) or (ii) on a deferred basis (Class B and Class C shares). Class Z shares of the Fund are offered to a limited group of investors at NAV without any sales charges.

PURCHASE BY WIRE

     For an initial purchase of shares of a Fund by wire, you must complete an application and telephone PMFS to receive an account number at (800) 225-1852 (toll-free). The following information will be requested: your name, address, tax identification number, class election, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company (State Street), Boston, Massachusetts, Custody and Shareholder Services Division, Attention: Prudential Diversified Funds, specifying on the wire the account number assigned by PMFS and your name and identifying the Fund and class in which you are investing (Class A, Class B, Class C or Class Z shares).

     If you arrange for receipt by State Street of Federal Funds prior to the calculation of NAV (4:15 P.M., New York time) on a business day, you may purchase shares of a Fund as of that day.

     In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies Prudential Diversified Funds, the Fund in which you would like to invest, Class A, Class B, Class C or Class Z shares and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders utilizing federal funds. The minimum amount which may be invested by wire is $1,000.

ISSUANCE OF FUND SHARES FOR SECURITIES

     Transactions involving the issuance of Fund shares for securities (rather than cash) will be limited to (1) reorganizations, (2) statutory mergers, or (3) other acquisitions of portfolio securities that: meet the investment objective and policies of the Fund, are liquid and not subject to restrictions on resale, have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and are approved by the Trust's investment adviser.

SPECIMEN PRICE MAKE-UP

     Under the current distribution arrangements between the Trust and the Distributor, the Distributor sells Class A shares at net asset value plus a maximum front-end sales charge of 5%, sells Class C shares* of each Fund are sold with a front-end sales charge of 1%, and sells Class B* and Class Z shares are sold at NAV. Using the NAV of each Fund at July 31, 2000, the maximum offering price of the Funds' shares is as follows:


                                                             CONSERVATIVE   MODERATE    HIGH
                                                                GROWTH       GROWTH    GROWTH
                                                                 FUND         FUND      FUND
                                                             ------------   --------   ------
CLASS A
Net asset value and redemption price per Class A share.....     $11.06       $12.03    $12.95
Maximum sales charge (5% of offering price)................        .58          .63       .68
                                                                ------       ------    ------
Maximum offering price to public...........................     $11.64       $12.66    $13.63
                                                                ======       ======    ======
CLASS B
Net asset value, offering price and redemption price per
  Class B share*...........................................     $11.05       $12.01    $12.86
                                                                ======       ======    ======
CLASS C
Net asset value and redemption price per Class C share*....     $11.05       $12.01    $12.86
Sales charge (1% of offering price)........................        .11          .12       .13
                                                                ------       ------    ------
Offering price to public...................................     $11.16       $12.13    $12.99
                                                                ======       ======    ======
CLASS Z
Net asset value, offering price and redemption price per
  Class Z share............................................     $11.05       $12.05    $12.98
                                                                ======       ======    ======


---------------
* Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions.

SELECTING A PURCHASE ALTERNATIVE


     The following is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on the each Fund's current fees and expenses:


     If you intend to hold your investment in the Fund for less than 4 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to an initial sales charge of 5% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6 year period, you should consider purchasing Class C shares over either Class A or Class B shares.

     If you intend to hold your investment for longer than 4 years, but less than 5 years, and do not qualify for a reduced sales charge on Class A shares, you should consider purchasing Class B or Class C shares over Class A shares. This is because the initial sales charge plus the cumulative annual distribution-related fee on Class A shares would exceed those of the Class B and Class C shares if you redeem your investment during this time period. In addition, more of your money would be invested initially in the case of Class C shares, because of the relatively low initial sales charge, and all of your money would be invested initially in the case of Class B shares, which are sold at NAV.

     If you intend to hold your investment for longer than 5 years, you should consider purchasing Class A shares over either Class B or Class C shares. This is because the maximum sales charge plus the cumulative annual distribution-related fee on Class A shares would be less than those of the Class B and Class C shares.

     If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. See "Reduction and Waiver of Initial Sales Charge -- Class A Shares" below. However, unlike Class B shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

     If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 6 years in the case of Class B shares and for more than 5 years in the case of Class C shares for the higher cumulative annual distribution-related fee on those shares plus, in the case of Class C shares, the 1% initial sales charge to exceed the initial sales charge plus the cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class B or Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

REDUCTION AND WAIVER OF INITIAL SALES CHARGES -- CLASS A SHARES

     Benefit Plans. Certain group retirement and savings plans may purchase Class A shares without the initial sales charge if they meet the required minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at
(800) 353-2847.

     Other Waivers. In addition, Class A shares may be purchased at NAV, without the initial sales charge through the Distributor or the Transfer Agent, by:

     - officers of the Prudential Mutual Funds (including the Trust),

     - employees of the Distributor, Prudential Securities, PIFM and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent,

     - employees of subadvisers of the Prudential Mutual Funds provided that purchases at NAV are permitted by such person's employer,

     - Prudential, employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries,

     - members of the Board of Directors of Prudential,

     - registered representatives and employees of brokers who have entered into a selected dealer agreement with the Distributor, provided that purchases at NAV are permitted by such person's employer,

     - investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that
       (1) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, or within one year in the case of pension, profit sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, deferred compensation and annuity plans under Section 457 and 403(b)(7) of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code) and nonqualified plans for which the Fund is an available option (collectively, Benefit Plans) (2) the purchase is made with proceeds of a redemption of shares of any open-end non-money market fund sponsored by the financial adviser's previous employer (other than a fund which imposes a distribution or service fee of .25 of 1% or less) and (3) the financial adviser served as the client's broker on the previous purchase,

     - investors in Individual Retirement Accounts, provided the purchase is made in a directed rollover to such Individual Retirement Account or with the proceeds of a tax-free rollover of assets from a Benefit Plan for which Prudential provides administrative or recordkeeping services and further provided that such purchase is made within 60 days of receipt of the Benefit Plan distribution,

     - orders placed by broker-dealers, investment advisers or financial planners who have entered into an agreement with the Distributor, who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (for example, mutual fund "wrap" or asset allocation programs), and

     - orders placed by clients of broker-dealers, investment advisers or financial planners who place trades for customer accounts if the accounts are linked to the master account of such broker-dealer, investment adviser or financial planner and the broker-dealer, investment adviser or financial planner charges the clients a separate fee for its services (for example, mutual fund "supermarket programs").

     Broker-dealers, investment advisers or financial planners sponsoring fee-based programs (such as mutual fund "wrap" or asset allocation programs and mutual fund "supermarket" programs) may offer their clients more than one class of shares in the Fund in connection with different pricing options of their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.


     For an investor to obtain any reduction or waiver of the initial sales charges, at the time of the sale, either the Transfer Agent must be notified directly by the investor or the Distributor must be notified by the dealer facilitating the transaction at the time of the sale that such sale qualifies for the reduced or waived sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions.



     COMBINED PURCHASE AND CUMULATIVE PURCHASE PRIVILEGE. If an investor or eligible group of related investors purchases Class A shares of a Fund concurrently with Class A shares of other Prudential Mutual Funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See "How to Buy, Sell and Exchange Shares of the Funds -- Reducing or Waiving Class A's Initial Sales Charge" in the Prospectus.


     An eligible group of related Fund investors includes any combination of the following:

          - an individual,

          - the individual's spouse, their children and their parents,

          - the individual's and spouse's Individual Retirement Account (IRA),

          - any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners),

          - a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children,

          - a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse, and

          - one or more employee benefit plans of a company controlled by an individual.


     In addition, an eligible group of related Fund investors may include an employer or group of related employers and one or more qualified retirement plans of such employer or employers. An employer controlling, controlled by or under common control with another employer is deemed related to that employer.


     The Transfer Agent, the Distributor or the dealer must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings. The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in any retirement or group plans.

     RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of shares of a Fund and shares of other Prudential mutual funds (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. The value of shares held directly with the Transfer Agent and through your broker will not be aggregated to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (NAV plus maximum sales charge) as of the previous business day. The Distributor or the Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Rights of Accumulation are not available to individual participants in any retirement or group plan.


     LETTERS OF INTENT. Reduced sales charges are available to investors (or an eligible group of related investors) who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of shares of a Fund and shares of other Prudential mutual funds. Retirement and group plans may not enter into a letter of intent.

     For purposes of the letter of intent, all shares of the Funds and shares of other Prudential mutual funds (excluding money market funds other than those acquired pursuant to the exchange privilege) which were previously purchased and are still owned are also included in determining the applicable reduction. However, the value of shares held directly with the Transfer Agent and through your broker will not be aggregated to determine the reduced sales charge.


     A letter of intent permits an investor to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. Escrowed shares totaling 5% of the dollar amount of the letter of intent will be held by the Transfer Agent in the name of the investor. The effective date of a Letter of Intent may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the investor's cost, can be applied to the fulfillment of the letter of intent goal.



     The letter of intent does not obligate the investor to purchase, nor the Trust to sell, the indicated amount. In the event the letter of intent goal is not satisfied within the thirteen-month period, the purchaser is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charge actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. Investors electing to purchase Class A shares of the Funds pursuant to a letter of intent should carefully read such letter of intent.


     The Transfer Agent, Distributor or the dealer must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings.

CLASS B AND CLASS C SHARES

     The offering price of Class B shares is the NAV next determined following receipt of an order in proper form by the Transfer Agent, your Dealer or the Distributor. Class C shares are sold with an initial sales charge of 1%. Redemptions of Class B and Class C shares may be subject to CDSC. See "Sale of Shares -- Contingent Deferred Sales Charge" below.


     The Distributor will pay, from its own resources, sales commissions at the time of sale of up to 4% of the purchase price of Class B shares to Dealer, financial advisers and other persons who sell Class B shares. This facilitates the ability of the Funds to sell the Class B shares without an initial sales charge being deducted at the time of purchase. The Distributor anticipates that it will recoup its advancement of sales commissions from the combination of the CDSC and the distribution fee. See "How the Trust is Managed -- Distributor." In connection with the sale of Class C shares, the Distributor will pay at the time of the sale, from its own resources, dealers, financial advisers and other persons which distribute Class C shares, a sales commission of up to 1% of the purchase price.


WAIVER OF INITIAL SALES CHARGE -- CLASS C SHARES

     Benefit Plans. Certain group retirement plans may purchase Class C shares at NAV, without the initial sales charge. For more information, call Prudential at (800) 353-2847.

     INVESTMENT OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT
COMPANIES. Investors may purchase Class C shares at NAV, without the initial sales charge, with the proceeds from the redemption of shares of any unaffiliated registered investment company which were not held through an account with any Prudential affiliate. Such purchases must be made within 60 days of the redemption. Investors eligible for this waiver include: (1) investors purchasing shares through an account at Prudential Securities; (2) investors purchasing shares through an ADVANTAGE Account or an Investor Account with Prusec; and (3) investors purchasing shares through other brokers. This waiver is not available to investors who purchase shares directly from the Transfer Agent. You must notify your Dealer if you are entitled to this waiver and provide it with such supporting documents as it may deem appropriate.

CLASS Z SHARES


     Class Z shares of the Funds currently are available for purchase by the following categories of investors:


     - Benefit Plans, provided such Benefit Plans (in combination with other plans sponsored by the same employer or group of related employers) have at least $50 million in defined contribution assets,

     - participants in any fee-based program sponsored by an affiliate of the Distributor which includes mutual funds as investment options and for which the Fund is an available option,

     - certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential Mutual Funds are an available investment option,

     - Benefit Plans for which an affiliate of the Distributor provides administrative or recordkeeping services and as of September 20, 1996,
       (a) were Class Z shareholders of the Prudential Mutual Funds or (b) executed a letter of intent to purchase Class Z shares of the Prudential Mutual Funds,

     - the Prudential Securities Cash Balance Pension Plan, an employee defined benefit plan sponsored by Prudential Securities,


     - current and former Directors/Trustees of Prudential mutual funds (including the Trust),


     - employees of Prudential and/or Prudential Securities who participate, in a Prudential-sponsored employee retirement/tax qualified plan and,

     - Prudential, with an investment of $10 million or more.

     In connection with the sale of Class Z shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons which distribute shares a finder's fee, from its own resources, based on a percentage of the net asset value of shares sold by such persons.


     Class Z shares of each Fund may also be purchased by certain savings, retirement and deferred compensation plans, qualified or non-qualified under the Internal Revenue Code, provided that (i) the plan purchases shares of such Fund pursuant to an investment management agreement with The Prudential Insurance Company of America or its affiliates, (ii) such Fund is an available investment option under the agreement and (iii) the plan will participate in the PruArray and SmartPath Programs (benefit plan recordkeeping services). These plans include Benefit Plans.


RIGHTS OF ACCUMULATION


     Reduced sales charges also are available through Rights of accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of shares of the Funds and shares of other Prudential mutual funds (excluding money market funds, other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. Rights of accumulation may be applied across the classes of shares of Prudential mutual funds. However, the value of shares held directly with the Transfer Agent and through your broker will not be aggregated to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (NAV plus maximum sales charge) as of the previous business day.

     The Distributor, the dealer or the Transfer Agent must be notified at the time of purchase that the shareholder is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings. Rights of Accumulation are not available to individual participants in any retirement or group plans.

SALES OF SHARES

     You can redeem your shares at any time for cash at the NAV next determined after the redemption request is received in proper form (in accordance with procedures established by the Transfer Agent in connection with investors' accounts) by the Transfer Agent, the Distributor or your broker. In certain cases, however, redemption proceeds will be reduced by the amount of any applicable CDSC, as described below. See "Contingent Deferred Sales Charge" below. If you are redeeming your shares through a dealer, your dealer must receive your sell order before a Fund computes its NAV for that day (that is, 4:15 P.M., New York time) in order to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of a Fund.

     If you hold shares of a Fund through Prudential Securities, you must redeem your shares through Prudential Securities. Please contact your Prudential Securities Financial Adviser.


     If you hold shares in non-certificate form, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates must be received by the Transfer Agent, the Distributor or your dealer in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Trust in care of its Transfer Agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 8157, Philadelphia, PA 19101, to the Distributor or to your broker.


     SIGNATURE GUARANTEE. If the proceeds of the redemption (i) exceed $100,000, (ii) are to be paid to a person other than the shareholder, (iii) are to be sent to an address other than the address on the Transfer Agent's records, or (iv) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request or stock power must be signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, dealer, or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.

     Payment for shares presented for redemption will be made by check within seven days after receipt by the Transfer Agent, the Distributor or your dealer of the certificate and written request, except as indicated below. If you hold shares through Prudential Securities payment for shares presented for redemption will be credited to your account at your dealer, unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on such Exchange is restricted, (c) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission (SEC), by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

     REDEMPTION IN KIND. If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the fund, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. See "Sales of Shares" above. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Trust, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, under which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.


     INVOLUNTARY REDEMPTION. In order to reduce expenses of the Funds, the Trustees may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other qualified or tax-deferred retirement plan or account, whose account has a net asset value of less than $500 due to a redemption. The Trust will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No CDSC will be imposed on any such involuntary redemption.


     90-DAY REPURCHASE PRIVILEGE. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of one Fund at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. Any CDSC paid in connection with such redemption will be credited (in shares) to your account. (If less than a full repurchase is made, the credit will be on a pro rata basis.) You must notify the Transfer Agent, either directly or through the Distributor or your broker, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charge" below. Exercise of the repurchase privilege will generally not affect federal tax treatment of any gain realized upon redemption. However, if the redemption was made within a 30 day period of the repurchase and if the redemption resulted in a loss, some or all of the loss, depending on the amount reinvested, may not be allowed for federal income tax purposes.


CONTINGENT DEFERRED SALES CHARGE


     Redemptions of Class B shares will be subject to a contingent deferred sales charge or CDSC declining from 5% to zero over a six-year period. Class C shares redeemed within 18 months of purchase (one year in the case of shares purchased before November 2, 1998) will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption which reduces the current value of your Class B or Class C shares to an amount which is lower than the amount of all payments by you for shares during the preceding six years, in the case of Class B shares, and 18 months, in the case of Class C shares (one year for Class C shares purchased before November 2, 1998). A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any CDSC will be paid to and retained by the Distributor.


     The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund.

     The following table sets forth the rates of the CDSC applicable to redemption of Class B shares:

                                                            CONTINGENT DEFERRED SALES
                                                             CHARGE AS A PERCENTAGE
                   YEAR SINCE PURCHASE                       OF DOLLARS INVESTED OR
                       PAYMENT MADE                            REDEMPTION PROCEEDS
                   -------------------                      -------------------------
First.....................................................            5.0%
Second....................................................            4.0%
Third.....................................................            3.0%
Fourth....................................................            2.0%
Fifth.....................................................            1.0%
Sixth.....................................................            1.0%
Seventh...................................................            None

     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase of Class B shares made during the preceding six years and 18 months for Class C shares (one year for Class C shares bought before November 2, 1998); then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

     For example, assume you purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase you decide to redeem $500 of your investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

     For federal income tax purposes, the amount of the CDSC will reduce the gain, or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

     WAIVER OF CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy, at the time of death or initial determination of disability, provided that the shares were purchased prior to death or disability.

     The CDSC will also be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Internal Revenue Code from a qualified or tax-deferred retirement plan, an IRA or Section 403(b) custodial account. For more information, call Prudential at (800) 353-2847.

     Finally, the CDSC will be waived to the extent that the proceeds from shares redeemed are invested in Prudential mutual funds. The Guaranteed Investment Account, the Guaranteed Insulated Separate Account or units of The Stable Value Fund.


     Systematic Withdrawal Plan. The CDSC will be waived (or reduced) on certain redemptions effected through a Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge. The Transfer Agent will calculate the total amount available for this waiver annually on the anniversary date of your purchase. The CDSC will be waived (or reduced) on redemptions until this threshold 12% is reached.


     In addition, the CDSC will be waived on redemptions of shares held by Trustees of the Fund.

     You must notify the Trust's Transfer Agent either directly or through your broker at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent or your broker with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. In connection with these waivers, the Transfer Agent will require you to submit the supporting documentation set forth below.

              CATEGORY OF WAIVER                             REQUIRED DOCUMENTATION
              ------------------                 -----------------------------------------------
Death                                            A certified copy of the shareholder's death
                                                 certificate or, in the case of a trust, a
                                                 certified copy of the grantor's death
                                                 certificate, plus a copy of the trust agreement
                                                 identifying the grantor.
Disability -- An individual will be considered   A copy of the Social Security Administration
disabled if he or she is unable to engage in     award letter or a letter from a physician on
any substantial gainful activity by reason of    the physician's letterhead stating that the
any medically determinable physical or mental    shareholder is permanently disabled. In the
impairment which can be expected to result in    case of a trust, a copy of the trust agreement
death or to be of long-continued and indefinite  identifying the grantor will be required. The
duration.                                        letter must also indicate the date of
                                                 disability.
Distribution from an IRA or 403(b) Custodial     A copy of the distribution form from the
  Account                                        custodial firm indicating (i) the date of birth
                                                 of the shareholder and (ii) that the
                                                 shareholder is over age 59 and is taking a
                                                 normal distribution -- signed by the
                                                 shareholder.
Distribution from Retirement Plan                A letter signed by the plan
                                                 administrator/trustee indicating the reason for
                                                 the distribution.
Excess Contributions                             A letter from the shareholder (for an IRA) or
                                                 the plan administrator/ trustee on company
                                                 letterhead indicating the amount of the excess
                                                 and whether or not taxes have been paid.

     The Transfer Agent reserves the right to request such additional documents as it may deem appropriate.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE -- CLASS C SHARES

     Benefit Plans. The CDSC will be waived for redemptions by certain group retirement plans for which Prudential or brokers not affiliated with Prudential provide administrative or recordkeeping services. The CDSC will also be waived for certain redemptions by benefit plans sponsored by Prudential and its affiliates. For more information, call Prudential at (800) 353-2847.

CONVERSION FEATURE -- CLASS B SHARES

     Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Conversions will be effected at relative net asset value without the imposition of any additional sales charge.


     Since the Trust tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) eligible to convert to Class A shares (the Eligible Shares) will be determined on each conversion date in accordance with the following formula:
(1) the ratio of (a) the amounts paid for Class B shares purchased at least seven years prior to the conversion date to (b) the total amount paid for all Class B shares purchased and then held in your account

(2) multiplied by the total number of Class B shares purchased and then held in your account. Each time any Eligible Shares in your account convert to Class A shares, all shares or amounts representing Class B shares then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.

     For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different NAVs per share, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately seven years before such conversion date. For example, if 100 shares were initially purchased at $10 per share (for a total of $1,000) and a second purchase of 100 shares was subsequently made at $11 per share (for a total of $1,100), 95.24 shares would convert approximately seven years from the initial purchase (that is, $1,000 divided by $2,100 (47.62%), multiplied by 200 shares equals 95.24 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.

     Since annual distribution-related fees are lower for Class A shares than Class B shares, the per share NAV of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted.

     For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year would not convert to Class A shares until approximately eight years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.

     The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service (1) that the dividends and other distributions paid on Class A, Class B, Class C and Class Z shares will not constitute "preferential dividends" under the Internal Revenue Code and (2) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of the Fund will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.

                         SHAREHOLDER INVESTMENT ACCOUNT

     Upon the initial purchase of Trust shares, a Shareholder Investment Account is established for each investor under which a record of the shares held is maintained by the Transfer Agent. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the Shareholder Investment Account at any time. There is no charge to the investor for issuance of a certificate. The Trust makes available to its shareholders the following privileges and plans.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS

     For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the relevant Fund. An investor may direct the Transfer Agent in writing not less than five full business days prior to the record date to have subsequent dividends or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the dealer. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such dividend or distribution at NAV by returning the check to the Transfer Agent within 30 days after the payment date. The reinvestment will be made at the NAV next determined after receipt of the check by the Transfer Agent. Shares purchased with reinvested dividends or distributions will not be subject to any CDSC upon redemption.


EXCHANGE PRIVILEGE


     The Trust makes available to its shareholders the Exchange Privilege. This privilege allows shareholders to exchange their shares of each Fund for shares of certain other Prudential mutual funds, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Shares of such other Prudential mutual funds may also be exchanged for shares of the Funds. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. For retirement and group plans having a limited menu of Prudential mutual funds, the Exchange Privilege is available for those funds eligible for investment in the particular program.


     It is contemplated that the exchange privilege may be applicable to new mutual funds whose shares may be distributed by the Distributor.


     In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to the Transfer Agent and hold shares in non-certificate form. Thereafter, you may call the Fund at (800) 225-1852 to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 A.M. and 8:00 P.M., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. Neither the Trust nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order. The Exchange Privilege is available only in states where the exchange may legally be made.


     If you hold shares through Prudential Securities, you must exchange your shares by contacting your Prudential Securities financial adviser.

     If you hold certificates, the certificates must be returned in order for the shares to be exchanged. See "Sales of Shares" above.

     You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 8157, Philadelphia, PA 19101.

     In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to Prudential Mutual Fund Services LLC, at the address noted above.


     CLASS A. Shareholders of a Fund may exchange their Class A shares for Class A shares of Prudential Short-Term Corporate Bond Fund, Inc., shares of Prudential Government Securities Trust (Short-Intermediate Term Series) and shares of the money market funds specified below. No fee or sales load will be imposed upon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use the Exchange Privilege only to acquire Class A shares of the Prudential mutual funds participating in the Exchange Privilege.


     The following money market funds participate in the Class A exchange privilege:
        Prudential California Municipal Fund
          (California Money Market Series)

        Prudential Government Securities Trust
          (Money Market Series)
          (U.S. Treasury Money Market Series)

        Prudential Municipal Series Fund
          (Connecticut Money Market Series)
          (Massachusetts Money Market Series)
          (New York Money Market Series)
          (New Jersey Money Market Series)

        Prudential MoneyMart Assets, Inc. (Class A shares)

        Prudential Tax-Free Money Fund, Inc.

     CLASS B AND CLASS C. Shareholders of the Trust may exchange their Class B and Class C shares of a Fund for Class B and Class C shares, respectively, of certain other Prudential mutual funds and shares of Prudential Special Money Market Fund, Inc. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of the Class B and Class C shares acquired as a result of the exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the date of the initial purchase, rather than the date of the exchange.

     Class B and Class C shares of a Fund may also be exchanged for Class B and Class C shares, respectively, of an eligible money market fund without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or after re-exchange into the Fund, such shares will be subject to the CDSC calculated without regard to the time such shares were held in the money market fund. In order to minimize the period of time in which shares are subject to a CDSC, shares exchanged out of the money market fund will be exchanged on the basis of their remaining holding periods, with the longest remaining holding periods being exchanged first. In measuring the time period shares are held in a money market fund and "tolled" for purposes of calculating the CDSC holding period, exchanges are deemed to have been made on the last day of the month. Thus, if shares are exchanged into a Fund from a money market fund during the month (and are held in the Fund at the end of the month), the entire month will be included in the CDSC holding period. Conversely, if shares are exchanged into a money market fund prior to the last day of the month (and are held in the money market fund on the last day of the month), the entire month will be excluded from the CDSC holding period. For purposes of calculating the seven year holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded.

     At any time after acquiring shares of other funds participating in the Class B or Class C exchange privilege, a shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class B or Class C shares, respectively, of a Fund without subjecting such shares to any CDSC. Shares of any fund participating in the Class B or Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class B or Class C shares, respectively, of other funds without being subject to any CDSC.

     CLASS Z. Class Z shares of a Fund may be exchanged for Class Z shares of other Prudential mutual funds.

     SPECIAL EXCHANGE PRIVILEGES. A special exchange privilege is available for shareholders who qualify to purchase Class A shares at NAV and for shareholders who qualify to purchase Class Z shares. Under this exchange privilege, amounts representing any Class B and Class C shares which are not subject to a CDSC held in such a shareholder's account will be automatically exchanged for Class A shares for shareholders who qualify to purchase Class A shares at NAV on a quarterly basis, unless the shareholder elects otherwise.

     Shareholders who qualify to purchase Class Z shares will have their Class B and Class C shares which are not subject to a CDSC and their Class A shares exchanged for Class Z shares on a quarterly basis. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class B or Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class B or Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the NAV above the total amount of payments for the purchase of Class B or Class C shares and (3) amounts representing Class B or Class C shares held beyond the applicable CDSC period. Class B and Class C shareholders must notify the Transfer Agent either directly or through Prudential Securities, Prusec or another dealer that they are eligible for this special exchange privilege.

     Participants in any fee-based program for which a Fund is an available option will have their Class A shares, if any, exchanged for Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) will be exchanged for Class A shares at NAV. Similarly, participants in Prudential Securities' 401(k) Plan for which the Fund's Class Z shares is an available option and who wish to transfer their Class Z shares out of the Prudential Securities 401(k) Plan following separation from service (that is, voluntary or involuntary termination of employment or retirement) will have their Class Z shares exchanged for Class A shares at NAV.

     Additional details about the exchange privilege and prospectuses for each of the Prudential mutual funds are available from the Trust's Transfer Agent, the Distributor or your dealer. The special exchange privilege may be modified, terminated or suspended on 60 days' notice, and any fund, including the Trust, or the Distributor, has the right to reject any exchange application relating to such fund's shares.

DOLLAR COST AVERAGING

     Dollar cost averaging is a method of accumulating shares by investing a fixed amount of dollars in shares at set intervals. An investor buys more shares when the price is low and fewer shares when the price is high. The average cost per share is lower than it would be if a constant number of shares were bought at set intervals.

     Dollar cost averaging may be used, for example, to plan for retirement, to save for a major expenditure, such as the purchase of a home, or to finance a college education. The cost of a year's education at a four-year college for the 1993-1994 academic year averages around $14,000 at a private college and around $6,000 at a public university. Assuming these costs increase at a rate of 7% a year, as has been projected, for the freshman class of 2011, the cost of four years at a private college could reach $210,000 and over $90,000 at a public university.(1)

     The following chart shows how much you would need in monthly investments to achieve specified lump sums to finance your investment goals.(2)

               PERIOD OF
          MONTHLY INVESTMENTS:            $100,000    $150,000    $200,000    $250,000
          --------------------            --------    --------    --------    --------
25 Years................................   $  110      $  165      $  220      $  275
20 Years................................      176         264         352         440
15 Years................................      296         444         592         740
10 Years................................      555         833       1,110       1,388
 5 Years................................    1,371       2,057       2,742       3,428
See "Automatic Investment Plan."

---------------
(1) Source information concerning the costs of education at public and private universities is available from The College Board Annual Survey of Colleges, 1993. Average costs for private institutions include tuition, fees, room and board for the 1993-1994 academic year.

(2) The chart assumes an effective rate of return of 8% (assuming monthly compounding). This example is for illustrative purposes only and is not intended to reflect the performance of an investment in shares of the Funds. The investment return and principal value of an investment will fluctuate so that an investor's shares may be worth more or less than their original cost when redeemed.

AUTOMATIC INVESTMENT PLAN (AIP)


     Under AIP, an investor may arrange to have a fixed amount automatically invested in shares of the Funds by authorizing his or her bank account or brokerage account (including a Prudential Securities Command Account) to be debited to invest specified dollar amounts in shares of the Funds. The investor's bank must be a member of the Automatic Clearing House System.


     Further information about this program and an application form can be obtained from the Transfer Agent, the Distributor or your dealer.

SYSTEMATIC WITHDRAWAL PLAN


     A systematic withdrawal plan is available to shareholders through Prudential Securities or the Transfer Agent. Such plan provides for monthly, or quarterly, semi-annual or annual redemption checks in any amount, except as provided below, up to the value of the shares in the shareholder's account. Systematic withdrawals of Class B or Class C shares may be subject to a CDSC.


     In the case of shares held through the Transfer Agent (1) a $10,000 minimum account value applies, (2) redemptions may not be for less than $100 and (3) the shareholder must elect to have all dividends and/or distributions automatically reinvested. See "Automatic Reinvestment of Dividends or Distributions" above.


     The Transfer Agent, the Distributor or the applicable dealer acts as an agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The systematic withdrawal plan may be terminated at any time, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholder.



     Systematic withdrawals should not be considered as dividends, yield or income. If systematic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.


     Furthermore, each systematic withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, systematic withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charges applicable to
(1) the purchase of Class A and Class C shares and (2) the withdrawal of Class B and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

TAX-DEFERRED RETIREMENT PLANS

     Various qualified retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-deferred accounts" under Section 403(b)(7)of the Internal Revenue Code of 1986 are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, and the administration, custodial fees and other details are available from the Distributor or the Transfer Agent.

     Investors who are considering the adoption of such a plan should consult with their own legal counsel and/or tax adviser with respect to the establishment and maintenance of any such plan.

TAX-DEFERRED RETIREMENT ACCOUNTS

     INDIVIDUAL RETIREMENT ACCOUNTS. An individual retirement account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 39.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.

                          TAX-DEFERRED COMPOUNDING(1)

       CONTRIBUTIONS         PERSONAL
        MADE OVER:           SAVINGS     IRA
       -------------         --------  --------
10 years                     $26,165    $31,291
15 years                      44,675     58,649
20 years                      68,109     98,846
25 years                      97,780    157,909
30 years                     135,346    244,692

---------------

(1) The chart is for illustrative purposes only and does not represent the performance of the Funds or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in a traditional IRA account will be subject to tax when withdrawn from the account. Distributions from a Roth IRA which meet the conditions required under the Internal Revenue Code will not be subject to tax upon withdrawal from the account.

MUTUAL FUND PROGRAMS

     From time to time, the Funds may be included in a mutual fund program with other Prudential mutual funds. Under such a program, a group of portfolios will be selected and thereafter marketed collectively. Typically, these programs are created with an investment theme, such as pursuit of greater diversification, protection from interest rate movements or access to different management styles. In the event that such a program is instituted, there may be a minimum investment requirement for the program as a whole. The Trust may waive or reduce the minimum initial investment requirements in connection with such a program.

     The mutual funds in the program may be purchased individually or as part of a program. Since the allocation of portfolios included in the program may not be appropriate for all investors, investors should consult their financial adviser concerning the appropriate blend of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.

                                NET ASSET VALUE

     Under the Investment Company Act, the Board of Trustees is responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Board of Trustees the value of investments listed on a securities exchange and NASDAQ National Market System securities (other than options on stock and stock indices) are valued at the last sales price on such exchange system on the day of valuation, or, if there was no sale on such day, the mean between the last bid and asked prices on such day, or at the bid price on such day in the absence of an asked price. Corporate bonds (other than convertible debt securities) and U.S. Government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the Adviser to be over-the-counter, are valued on the basis of valuations provided by an independent pricing agent or principal market maker which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the Adviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by principal market makers or independent pricing agents. Options on stock and stock indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on the respective exchange and futures contracts and options thereon are valued at their last sales prices as of the close of trading on the applicable commodities exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value, considering factors determined in good faith by the Adviser under procedures established by and under the general supervision of the Board of Trustees.

     Securities or other assets for which reliable market quotations are not readily available, or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager or the Adviser (or Valuation Committee or Board of Trustees), does not represent fair value, are valued by the Valuation Committee or Board of Trustees in consultation with the Manager and the Adviser, including its portfolio managers, traders and its research and credit analysts, on the basis of the following factors: cost of the security, transactions in comparable securities, relationships among various securities and such other factors, as may be determined by the Manager, the Adviser, Board of Trustees or Valuation Committee to materially affect the value of the security. Short-term debt securities are valued at cost, with interest accrued or discount amortized to the date of maturity, if their original maturity was 60 days or less, unless this is determined by the Board of Trustees not to represent fair value. Short-term securities with remaining maturities of more than 60 days, for which market quotations are readily available, are valued at their current market quotations as supplied by an independent pricing agent or principal market maker.

     NAV is calculated separately for each class. The NAVs of Class B and Class C shares of a Fund will generally be lower than the NAV of Class A shares of the same Fund as a result of the larger distribution-related fee to which Class B and Class C shares are subject. The NAV of Class Z shares of a Fund will generally be higher than the NAV of Class A, Class B or Class C shares of the same Fund because Class Z shares are not subject to any distribution or service fee. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

     Each Fund will compute its net asset value at 4:15 P.M., New York time on each day the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's portfolio securities holdings do not affect NAV. In the event the New York Stock Exchange closes early on any business day, the NAV of each Fund's shares shall be determined at a time between such closing and 4:15 P.M., New York time. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

GENERAL

     Each Fund has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. This relieves each Fund (but not its shareholders) from paying federal income tax on income and gains which are distributed to shareholders, and permits net capital gains of a Fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shares in the Fund are held.

     Qualification as a regulated investment company requires, among other things, that (a) each Fund derive at least 90% of its gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income, including, but not limited to, gains from options, futures on such securities or foreign currencies; (b) each Fund diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities); and (c) each Fund distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.

     Distributions of net investment income and net short-term capital gains will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or in cash. To the extent a Fund's income is derived from certain dividends received from domestic corporations, a portion of the dividends paid to corporate shareholders of the Fund will be eligible for the 70% dividends received deduction. Distributions of net capital gains, if any, are taxable as long-term capital gains regardless of how long the investor has held his or her shares. However, if a shareholder holds shares in a Fund for not more than six months, then any loss recognized on the sale of such shares will be treated as long-term capital loss to the extent any distribution on the shares was treated as long-term capital gain. Shareholders will be notified annually by the Trust as to the federal tax status of distributions made by a Fund of the Trust. A 4% nondeductible excise tax will be imposed on a Fund of the Trust to the extent a Fund does not meet certain distribution requirements by the end of each calendar year. Distributions may be subject to additional state and local taxes. Any distributions of net investment income or short-term capital gains made to a foreign shareholder will generally be subject to U.S. withholding tax of 30% (or a lower treaty rate if applicable to such shareholder). See "Taxes, Dividends and Distributions" in the Prospectus.

ORIGINAL ISSUE DISCOUNT

     A Fund may purchase debt securities that contain original issue discount. Original issue discount that accrues in a taxable year is treated as income earned by the Fund and therefore is subject to the distribution requirements of the Internal Revenue Code. Because the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to satisfy the Internal Revenue Code's distribution requirements.

OPTIONS AND FUTURES TRANSACTIONS

     In addition, under the Internal Revenue Code, special rules apply to the treatment of certain options and futures contracts ("Section 1256 contracts"). At the end of each year, such investments held by a Fund will be required to be "marked-to-market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these "deemed sales" and on actual dispositions may be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

CURRENCY FLUCTUATIONS

     Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, distributions made by the Fund during the year would be characterized as a return of capital to shareholders, reducing each shareholder's basis in their shares.

FOREIGN WITHHOLDING

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Portfolio will be subject, since the amount of the Fund's assets to be invested in various countries is not known. It is not anticipated that any Fund will qualify to pass-through to the shareholders the ability to claim as a foreign tax credit the foreign taxes paid by a Fund.

BACKUP WITHHOLDING

     With limited exceptions, each Fund is required to withhold federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Trust with their correct taxpayer identification number or to make required certification or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Any amounts withheld may be credited against a shareholder's federal income tax liability.

PASSIVE FOREIGN INVESTMENT COMPANIES

     A Fund may, from time to time, invest in Passive Foreign Investment Companies ("PFICs"). PFICs are foreign corporations which derive a majority of their income from passive sources. For tax purposes, a Fund's investments in PFICs are subject to special tax provisions that may result in the taxation of certain gains realized and unrealized by the Fund.

OTHER TAXATION

     Distributions may also be subject to state, local and foreign taxes depending on each shareholder's particular situation. The foregoing summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Trust.

                            PERFORMANCE INFORMATION

     AVERAGE ANNUAL TOTAL RETURN. The Trust may from time to time advertise the average annual total return of a Fund. Average annual total return is determined separately for Class A, Class B, Class C and Class Z Shares.

     Average annual total return is computed according to the following formula:

                                P(1+T)(n) = ERV

Where:  P    =    a hypothetical initial payment of $1,000.
        T    =    average annual total return.
        n    =    number of years.

        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     Average annual total return takes into account any applicable initial or deferred sales charges but does not take into account any federal or state income taxes that may be payable upon redemption.

AGGREGATE TOTAL RETURN

     The Trust may from time to time advertise the aggregate total return of a Fund. A Fund's aggregate total return figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula:

                                     ERV-P
                                  -----------
                                       P

Where:  P    =    a hypothetical initial payment of $1,000.

         ERV = ending redeemable value at the end of the 1, 5 or 10 year periods
               (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

     Aggregate total return does not take into account any federal or state income taxes that may be payable upon redemption or any applicable initial or contingent deferred sales charges.


     Below are the aggregate total returns for each Fund's share classes for the period ended July 31, 2000.



                                                                                      SINCE
                                                 1 YEAR   5 YEARS   10 YEARS   INCEPTION 11/18/98
                                                 ------   -------   --------   -------------------
Conservative Growth Fund
  Class A......................................  11.73      N/A       N/A             17.69%
  Class B......................................  10.89      N/A       N/A             16.18
  Class C......................................  10.89      N/A       N/A             16.18
  Class Z......................................  11.84      N/A       N/A             18.08
Moderate Growth Fund
  Class A......................................  13.96      N/A       N/A             24.75%
  Class B......................................  12.88      N/A       N/A             23.02
  Class C......................................  12.88      N/A       N/A             23.02
  Class Z......................................  14.18      N/A       N/A             25.25
High Growth Fund
  Class A......................................  18.99      N/A       N/A             37.08%
  Class B......................................  18.13      N/A       N/A             35.49
  Class C......................................  18.13      N/A       N/A             35.49
  Class Z......................................  19.23      N/A       N/A             37.83


     Comparative performance information may be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.

     ADVERTISING. Advertising materials for the Fund may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by the Fund's manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for the Fund also may include mention of The Prudential Insurance Company of America, its affiliates and subsidiaries, and reference the assets, products and services of those entities.

     From time to time, advertising materials for the Fund may include information concerning retirement an investing for retirement, may refer to the approximate number of Fund shareholders and may refer to Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indices. In addition advertising materials may reference studies or analyses performed by the manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond market including discussions of credit quality, duration and maturity.

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  107.6%
Common Stocks  36.1%
-------------------------------------------------------------------------------------
Advertising  0.2%
      1,300   Omnicom Group, Inc.                                 $        110,500
        400   Penton Media, Inc.                                            13,850
        475   True North Communications, Inc.                               23,186
                                                                  ----------------
                                                                           147,536
-------------------------------------------------------------------------------------
Aerospace/Defense  0.2%
        275   ADVO, Inc.                                                    11,258
      1,525   Gencorp, Inc.                                                 12,105
      1,053   General Motors Corp., Class H                                 59,955
      6,300   Loral Space & Communications, Inc.(a)                         32,681
        625   Scott Technologies, Inc.                                      12,031
                                                                  ----------------
                                                                           128,030
-------------------------------------------------------------------------------------
Airlines
        800   Airborne Freight Corp.                                        12,350
        350   Skywest, Inc.                                                 15,619
                                                                  ----------------
                                                                            27,969
-------------------------------------------------------------------------------------
Aluminum  0.4%
      8,600   Alcoa, Inc.                                                  260,150
        787   Reliance Steel & Aluminum Co.                                 16,527
                                                                  ----------------
                                                                           276,677
-------------------------------------------------------------------------------------
Apparel  0.1%
        575   American Eagle Outfitters, Inc.(a)                             8,553
        600   Kellwood Co.                                                  13,425
      1,050   Polo Ralph Lauren Corp.                                       16,997
        675   Russell Corp.                                                 13,289
        375   Springs Industries, Inc.                                      12,094
                                                                  ----------------
                                                                            64,358

                                            See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
Audio/Visual  0.1%
        300   Harman International Industries, Inc.               $         18,975
        700   Polycom, Inc.                                                 66,402
                                                                  ----------------
                                                                            85,377
-------------------------------------------------------------------------------------
Auto & Truck  0.1%
        850   Arvinmeritor, Inc.                                            13,281
        400   Borg-Warner Automotive, Inc.                                  13,575
        768   Delphi Automotive Systems Corp.                               11,376
      1,675   Dura Automotive Systems, Inc.(a)                              17,274
        825   Lear Corp.                                                    19,233
        375   Superior Industries International, Inc.                       11,273
                                                                  ----------------
                                                                            86,012
-------------------------------------------------------------------------------------
Banking  0.9%
      1,225   Bancorpsouth, Inc.                                            18,605
        575   BancWest Corp.                                                10,602
      4,200   Bank America Corp.                                           198,975
        980   Bank of New York Co., Inc.                                    45,876
        500   Bank United Corp.                                             18,219
      1,505   BankNorth Group, Inc.                                         23,045
        600   BSB Bancorp, Inc.                                             12,825
        500   City National Corp.                                           18,344
        525   Corus Bankshares, Inc.                                        15,356
      1,550   Cullen/Frost Bankers, Inc.                                    44,078
      1,558   CVB Financial Corp.                                           24,538
         75   First Citizens Bancshares, Inc.                                4,575
        900   Fulton Financial Corp.                                        19,350
      2,300   Golden State Bancorp, Inc.(a)                                 43,987
        375   Greater Bay Bancorp                                           20,180
        725   Harbor Florida Bancshares, Inc.                                8,247
      1,225   MAF Bancorp, Inc.                                             24,423
        800   PFF Bancorp, Inc.                                             13,900
        525   Queens County Savings Bank, Inc.                              12,141
        600   Southwest Bancorp(a)                                          15,712
      1,212   Washington Federal, Inc.                                      22,725
        825   Westamerica Bancorporation                                    22,894

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
        425   Whitney Holding Corp.                               $         15,805
                                                                  ----------------
                                                                           654,402
-------------------------------------------------------------------------------------
Building & Construction  0.5%
      1,800   American Standard Co.(a)                                      80,212
      2,500   Centex Corp.                                                  59,844
      1,400   D.R. Horton, Inc.                                             21,700
        200   Dycom Industries, Inc.(a)                                      8,550
        675   Kaufman & Broad Home Corp.                                    13,205
      1,325   M.D.C. Holdings, Inc.                                         26,500
      1,600   Pulte Corp.                                                   36,700
        400   Texas Industries, Inc.                                        12,975
      1,300   Thomas Industries, Inc.(a)                                    27,137
        500   Toll Brothers, Inc.                                           12,094
      1,375   Webb Delaware Corp.                                           20,969
                                                                  ----------------
                                                                           319,886
-------------------------------------------------------------------------------------
Cable  0.1%
        500   Belden, Inc.                                                  12,563
        425   Cable Design Technologies Corp.                               14,981
      1,125   General Cable Corp.                                            9,703
                                                                  ----------------
                                                                            37,247
-------------------------------------------------------------------------------------
Chemicals  0.4%
        375   Albany Molecular Research, Inc.                               20,766
        800   Albemarle Corp.                                               19,750
        475   Arch Chemicals, Inc.                                           9,500
        100   Cambrex Corp.                                                  4,519
        725   Cytec Industries, Inc.(a)                                     22,656
      1,800   Eastman Chemical Co.                                          84,375
        225   H.B. Fuller Co.                                                8,690
      1,100   Olin Corp.                                                    17,256
        250   Om Group, Inc.                                                11,859
        800   Spartech Corp.                                                21,450
        450   The Geon Co.                                                   7,397
        725   The Lubrizol Corp.                                            15,497
        875   W.R. Grace & Co.(a)                                           18,516
                                                                  ----------------
                                                                           262,231

                                         See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
Commercial Products/Services  0.1%
        700   John H. Harland Co.(a)                              $          9,362
      1,400   Luminant Worldwide Corp.(a)                                   11,375
        800   Potash Corp. of Saskatchewan, Inc.                            42,950
        325   United Stationers, Inc.                                        9,466
        100   Ventro Corp.                                                   1,206
                                                                  ----------------
                                                                            74,359
-------------------------------------------------------------------------------------
Computers  2.2%
      1,500   ASM Lithography Holding N.V. (Netherlands)                    59,625
        700   Axent Technologies, Inc.(a)                                   17,238
        600   Brooktrout, Inc.(a)                                           18,150
      3,200   Catapult Communications Corp.(a)                              42,600
      1,500   Citrix Systems, Inc.(a)                                       22,875
     12,000   Compaq Computer Corp.                                        336,750
      1,400   Comverse Technology, Inc.(a)                                 122,850
      2,300   Dell Computer Corp.(a)                                       101,056
      2,900   EMC Corp.(a)                                                 246,862
      2,800   Hewlett-Packard Co.                                          305,725
        525   InFocus Corp.(a)                                              18,375
        775   Phoenix Technologies, Ltd.(a)                                 13,175
      1,500   Sun Microsystems, Inc.(a)                                    158,156
        500   Verisign, Inc.(a)                                             79,344
                                                                  ----------------
                                                                         1,542,781
-------------------------------------------------------------------------------------
Computer Services  0.8%
      1,700   Affiliated Computer Services, Inc.(a)                         76,606
        100   AnswerThink Consulting Group(a)                                1,681
      6,000   Cisco Systems, Inc.(a)                                       392,625
      2,700   NetSolve, Inc.(a)                                             63,450
        475   Onyx Software Corp.(a)                                        11,489
        100   Predictive Systems, Inc.(a)                                    2,200
        325   PurchasePro.Com, Inc.(a)                                      12,675
        337   RadiSys Corp.(a)                                              20,726
        600   Virage Logic Corp.(a)                                          7,200
                                                                  ----------------
                                                                           588,652
-------------------------------------------------------------------------------------
Consumer Products/Services  0.1%
        787   Fossil, Inc.(a)                                               14,363
      6,600   Service Corp. International(a)                                16,912
        700   Tupperware Corp.                                              13,606
                                                                  ----------------
                                                                            44,881

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
Diversified Manufacturing  0.5%
        325   Aptargroup, Inc.                                    $          8,105
      1,125   Carpenter Technology Corp.                                    34,453
        500   Corning, Inc.                                                116,969
        600   Cuno, Inc.                                                    18,150
      3,100   General Electric Co.                                         159,456
        825   Hon Industries, Inc.                                          22,017
        275   Libbey, Inc.                                                   8,577
        500   Trinity Industries, Inc.                                       9,625
                                                                  ----------------
                                                                           377,352
-------------------------------------------------------------------------------------
Electrical Services  0.1%
        225   Littelfuse, Inc.                                               7,931
        300   PerkinElmer, Inc.                                             19,181
        250   RGS Energy Group, Inc.                                         5,735
                                                                  ----------------
                                                                            32,847
-------------------------------------------------------------------------------------
Electronic Components  1.9%
      1,000   Alpha Industries, Inc.(a)                                     34,063
        700   Applied Micro Circuits Corp.                                 104,475
      4,500   Arrow Electronics, Inc.(a)                                   148,781
        425   ATMI, Inc.(a)                                                 10,944
      1,700   Avnet, Inc.                                                   96,794
        400   Broadcom Corp.(a)                                             89,700
        125   Brooks Automation, Inc.(a)                                     6,203
        150   Electro Scientific Industries, Inc.(a)                         6,816
        425   Electroglas, Inc.(a)                                           8,500
        900   Flextronics International, Ltd.(a)                            63,717
      2,300   Gentex Corp.(a)                                               52,325
        275   Integrated Silicon Solution, Inc.                              5,775
        525   Kemet Corp.(a)                                                12,600
      1,700   Novellus Systems, Inc.(a)                                     91,694
        700   PMC-Sierra, Inc.(a)                                          135,712
         75   Power-One, Inc.(a)                                             8,855
        100   QLogic Corp.(a)                                                7,450
        700   Rogers Corp.                                                  25,025
      2,100   STMicroelectronics N.V. (Netherlands)                        119,569
        900   Tektronix, Inc.                                               55,350
      3,500   Texas Instruments, Inc.                                      205,406
        175   Varian Semiconductor Equipment, Inc.                           8,498
        300   Veeco Instruments, Inc.(a)                                    23,625
                                                                  ----------------
                                                                         1,321,877

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
Entertainment  0.1%
        200   Anchor Gaming(a)                                    $         10,837
        425   Gaylord Entertainment Co.                                     10,545
        500   SFX Entertainment, Inc.(a)                                    23,000
                                                                  ----------------
                                                                            44,382
-------------------------------------------------------------------------------------
Financial Services  2.2%
      1,175   Allied Capital Corp.                                          22,252
      3,800   American Express Co.                                         215,412
        725   Arthur J. Gallagher & Co.                                     35,570
      5,600   Citigroup, Inc.                                              395,150
        200   Dain Rauscher Corp.                                           13,563
      1,300   Doral Financial Corp.                                         16,900
        850   Downey Financial Corp.                                        29,750
        450   Eaton Vance Corp.                                             23,316
      2,550   Federated Investors, Inc.                                     66,779
        250   Investment Technology Group                                   12,156
      1,100   LaBranche & Co., Inc.(a)                                      22,412
      1,200   Merrill Lynch & Co., Inc.                                    155,100
      1,350   Metris Companies, Inc.                                        39,572
      3,300   Morgan Stanley Dean Witter & Co.                             301,125
        425   National Discount Brokers Group, Inc.(a)                      13,998
      2,000   Schwab (Charles) Corp.                                        72,250
      2,375   Silicon Valley Bancshares                                    104,055
        400   Triad Guaranty, Inc.                                           9,700
        900   Webster Financial Corp.                                       20,137
                                                                  ----------------
                                                                         1,569,197
-------------------------------------------------------------------------------------
Food & Beverage  0.7%
        175   Adolph Coors Co.                                              11,025
        475   Dean Foods Co.                                                16,536
        600   Fleming Cos., Inc.                                             9,413
        900   Mettler-Toledo International, Inc.(a)                         36,450
        725   Michael Foods, Inc.                                           17,400
      8,200   Nabisco Group Holding Corp.(a)                               217,300
        625   Performance Food Group Co.(a)                                 20,586
      1,125   Riviana Foods, Inc.                                           18,281

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
      4,900   Sara Lee Corp.                                      $         90,344
        700   Smithfield Foods, Inc.(a)                                     19,906
        650   Universal Foods Corp.                                         12,675
                                                                  ----------------
                                                                           469,916
-------------------------------------------------------------------------------------
Health Care  3.3%
      1,025   Apria Healthcare Group, Inc.(a)                               15,311
      1,350   Bergen Brunswig Corp.                                         11,813
        525   Datascope Corp.(a)                                            19,819
      9,300   Foundation Health Systems, Inc.(a)                           135,431
     12,800   HCA Healthcare Co.                                           435,200
      1,100   Health Care Properties Investments, Inc.                      32,725
     10,400   HEALTHSOUTH Corp.(a)                                          61,750
        100   Oxford Health Plans, Inc.(a)                                   2,394
      2,000   Pacificare Health Systems, Inc.(a)                           130,000
      1,300   Parexel International Corp.(a)                                12,919
        500   Patterson Dental Co.(a)                                       13,250
      3,975   Pharmacia Corp.                                              217,631
     14,400   Tenet Healthcare Corp.(a)                                    438,300
        525   Trigon Healthcare, Inc.(a)                                    27,825
      3,900   UnitedHealth Group, Inc.                                     319,068
        525   Varian Med Systems, Inc.                                      22,575
      5,100   Wellpoint Health Networks, Inc.(a)                           444,656
                                                                  ----------------
                                                                         2,340,667
-------------------------------------------------------------------------------------
Home Furnishings  0.1%
        525   Ethan Allen Interiors, Inc.                                   13,387
        925   Furniture Brands International, Inc.(a)                       13,702
                                                                  ----------------
                                                                            27,089
-------------------------------------------------------------------------------------
Hotels  0.1%
      6,700   Hilton Hotels Corp.                                           68,675
      8,500   Meristar Hotels & Resorts, Inc.(a)                            22,844
                                                                  ----------------
                                                                            91,519
-------------------------------------------------------------------------------------
Human Resources  0.1%
      2,300   Careerbuilder, Inc.(a)                                        18,040
        450   CDI Corp.(a)                                                   8,944

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
        775   Spherion Corp.(a)                                   $         14,822
                                                                  ----------------
                                                                            41,806
-------------------------------------------------------------------------------------
Insurance  2.1%
        800   Alfa Corp.                                                    14,600
      1,100   American Financial Group, Inc.                                27,500
        900   American General Corp.                                        60,019
      2,363   American International Group, Inc.                           207,162
        600   Annuity & Life Reinsurance Holdings, Ltd.                     14,775
      4,600   AXA Financial, Inc.                                          175,950
      4,500   Chubb Corp.                                                  333,000
        675   Commerce Group, Inc.                                          18,731
        415   Fidelity National Financial, Inc.                              7,340
        550   First American Financial Corp.                                 8,559
      3,100   John Hancock Financial Services, Inc.(a)                      73,238
        650   Leucadia National Corp.                                       17,347
        725   MONY Group, Inc.                                              25,919
      6,100   Old Republic International Corp.                             136,106
      1,350   Presidential Life Corp.                                       19,491
        400   Quotesmith.com, Inc.(a)                                          975
        468   Radian Group, Inc.                                            28,490
      2,600   Reinsurance Group of America, Inc.                            82,713
      6,600   SAFECO Corp.                                                 152,212
      2,200   St. Paul Companies, Inc.                                      97,762
        400   StanCorp Financial Group, Inc.                                13,800
                                                                  ----------------
                                                                         1,515,689
-------------------------------------------------------------------------------------
Internet  0.3%
        350   Agency Common Limited                                          7,547
        100   Alteon Websystems, Inc.(a)                                    13,194
      2,100   America Online, Inc.(a)                                      111,956
        100   Go2Net, Inc.(a)                                                5,906
        100   Interwoven, Inc.(a)                                            6,456
        100   ITXC Corp.(a)                                                  1,813
        375   Keynote Systems, Inc.(a)                                      14,227
        400   Liberate Technologies, Inc.(a)                                 9,175
        225   Proxicom, Inc.(a)                                              9,295
        100   Software.com, Inc.(a)                                         10,087

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
        100   Viant Corp.(a)                                      $          3,300
        100   Ziff-Davis, Inc.(a)                                            1,713
                                                                  ----------------
                                                                           194,669
-------------------------------------------------------------------------------------
Machinery  0.2%
        275   Helix Technology Corp.                                         8,938
        400   IDEX Corp.                                                    13,200
      1,025   JLG Industries, Inc.                                          10,442
        450   Kulicke & Soffa Industries, Inc.(a)                           20,306
      1,425   Lincoln Electric Holdings, Inc.(a)                            21,553
        575   Manitowoc Co., Inc.                                           14,159
        575   Milacron, Inc.                                                 8,266
        775   Terex Corp.                                                   12,787
        575   Toro Co.                                                      17,322
        100   Varian, Inc.(a)                                                4,212
                                                                  ----------------
                                                                           131,185
-------------------------------------------------------------------------------------
Media  0.9%
      6,600   AT&T Corp. Liberty Media                                     146,850
        450   Banta Corp.                                                    8,690
      2,400   Clear Channel Communications, Inc.(a)                        182,850
        300   Cumulus Media, Inc.(a)                                         2,925
        250   Entercom Communications Corp.                                  9,703
        600   Gemstar TV Guide International, Inc.                          36,488
        650   Lee Enterprises, Inc.                                         16,562
      1,000   Primedia, Inc.                                                92,250
        250   Scholastic, Corp.(a)                                          15,969
        300   Time Warner, Inc.                                             23,006
      1,100   Univision Communications, Inc.(a)                            136,675
                                                                  ----------------
                                                                           671,968
-------------------------------------------------------------------------------------
Medical Products/Services  0.5%
      2,300   Amgen, Inc.(a)                                               149,356
        700   Genentech, Inc.(a)                                           106,488
        125   Quest Diagnostics, Inc.(a)                                    12,617
      2,200   Serono SA (Switzerland)                                       59,400
                                                                  ----------------
                                                                           327,861

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
Metals  0.3%
        550   Cleveland-Cliffs, Inc.                              $         13,647
        850   Commercial Metals Co.                                         24,969
        525   Kaydon Corp.                                                  10,992
      2,300   Phelps Dodge Corp.                                            93,581
        375   Precision Castparts Corp.                                     23,977
        850   Worthington Industries, Inc.                                   8,978
                                                                  ----------------
                                                                           176,144
-------------------------------------------------------------------------------------
Mining  0.3%
      8,400   Freeport-McMoRan Copper & Gold, Inc.(a)                       71,925
      6,000   Newmont Mining Corp.                                         106,500
                                                                  ----------------
                                                                           178,425
-------------------------------------------------------------------------------------
Networking  0.3%
        100   Adaptec, Inc.(a)                                               2,475
        475   Anixter International, Inc.(a)                                13,805
        200   C-COR.net Corp.(a)                                             5,287
        500   Juniper Networks, Inc.(a)                                     71,219
      2,100   Metromedia Fiber Network, Inc.(a)                             73,762
        500   Network Appliance, Inc.(a)                                    43,094
                                                                  ----------------
                                                                           209,642
-------------------------------------------------------------------------------------
Office Equipment & Supplies  0.3%
      5,500   Harris Corp.                                                 188,375
      5,500   Lanier Worldwide, Inc.(a)                                      3,781
                                                                  ----------------
                                                                           192,156
-------------------------------------------------------------------------------------
Oil & Gas  1.5%
        400   Amerada Hess Corp.                                            24,200
      3,936   BP Amoco PLC                                                 205,902
      1,425   Energen Corp.                                                 32,063
        775   Helmerich & Payne, Inc.                                       24,800
      1,280   Kerr-McGee Corp.                                              70,240
      2,500   Keyspan Corp.                                                 79,375
      2,600   Marine Drilling Co., Inc.(a)                                  56,550
      2,200   Newfield Exploration Co.(a)                                   74,938

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
      1,600   Nuevo Energy Co.                                    $         24,400
      2,700   Occidental Petroleum Corp.                                    54,675
        900   Oneok, Inc.                                                   24,019
        525   Patterson Energy, Inc.                                        13,092
      1,400   Schlumberger, Ltd.                                           103,512
      3,344   Total SA, ADR (France)                                       245,993
        750   Valero Energy Corp.                                           19,453
                                                                  ----------------
                                                                         1,053,212
-------------------------------------------------------------------------------------
Oil & Gas Exploration/Production  0.1%
        775   Berry Petroleum Co.                                           14,095
        725   Mitchell Energy & Development Corp.                           23,110
        250   St. Mary Land & Exploration Co.                                7,484
        425   Ultramar Diamond Shamrock Corp.                                9,722
                                                                  ----------------
                                                                            54,411
-------------------------------------------------------------------------------------
Paper & Packaging  1.5%
        450   Chesapeake Corp.                                              11,784
      1,500   Fort James Corp.                                              45,844
      6,900   Georgia-Pacific Corp.                                        171,206
      2,100   Georgia-Pacific Corp. (Timber Group)                          63,656
      4,100   International Paper Co.                                      139,400
      4,800   Mead Corp.                                                   121,800
      1,850   Pactiv Corp.                                                  17,113
        900   Pope & Talbot, Inc.                                           17,325
      2,050   Rayonier, Inc.                                                83,410
      2,700   Temple-Inland, Inc.                                          117,281
      3,100   Weyerhaeuser Co.                                             141,631
      4,700   Willamette Industries, Inc.                                  142,469
                                                                  ----------------
                                                                         1,072,919
-------------------------------------------------------------------------------------
Pharmaceuticals  1.2%
        325   Alpharma, Inc.                                                21,287
      3,100   American Home Products Corp.                                 164,494
        775   Bindley Western Industries, Inc.                              20,392
      1,200   Lilly (Eli) & Co.                                            124,650
      1,300   Inhale Therapeutic Systems, Inc.(a)                          105,544
      7,950   Pfizer, Inc.                                                 342,844

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
        600   Waters Corp.(a)                                     $         71,175
                                                                  ----------------
                                                                           850,386
-------------------------------------------------------------------------------------
Photography  0.5%
      6,100   Eastman Kodak Co.                                            334,737
-------------------------------------------------------------------------------------
Real Estate Investment Trusts  0.7%
        200   Alexandria Real Estate Equities, Inc.                          7,163
        900   Amli Residential Properties Trust                             21,937
        925   Arden Reality, Inc.                                           24,512
        500   Avalonbay Communities, Inc.                                   23,562
        900   Bradley Real Estate, Inc.                                     19,350
        750   BRE Properties, Inc.                                          24,328
        875   Cabot Industrial Trust Corp.                                  17,937
        450   Camden Property Trust                                         14,063
        300   Catellus Development Corp.(a)                                  5,175
        600   Developers Diversified Reality Corp.                           9,450
        625   First Industrial Reality Trust, Inc.                          20,000
        750   Franchise Finance Corp. of America                            18,000
        625   Gables Residential Trust                                      16,992
        300   General Growth Properties, Inc.                               10,163
        750   Health Care REIT, Inc.                                        13,500
        950   Highwoods Properties, Inc.                                    25,650
        650   Hospitality Properties Trust                                  16,088
      1,800   JDN Realty Corp.                                              18,900
      2,300   Meristar Hospitality Corp.                                    51,031
      1,300   Nationwide Health Properties, Inc.                            20,475
      1,375   Reckson Associates Reality Corp.                              36,094
        850   Regency Reality Corp.                                         20,400
        200   SL Green Reality Corp.                                         5,938
        875   Summit Properties, Inc.                                       20,891
        550   Weingarten Realty Investors                                   22,756
                                                                  ----------------
                                                                           484,355
-------------------------------------------------------------------------------------
Restaurants  0.4%
      3,500   CKE Restaurants, Inc.                                         10,281
     15,400   Darden Restaurants, Inc.                                     251,213
        300   Jack in the Box, Inc.(a)                                       6,431

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
        950   Ruby Tuesday, Inc.                                  $         11,697
      2,225   Ryan's Family Steak Houses, Inc.(a)                           20,303
                                                                  ----------------
                                                                           299,925
-------------------------------------------------------------------------------------
Retail  2.6%
        575   Alberto-Culver Co.                                            17,466
      1,225   Ames Department Stores, Inc.                                   8,728
        550   BJ's Wholesale Club, Inc.(a)                                  16,466
      3,500   Consolidated Stores Corp.(a)                                  41,781
      6,700   Dillards, Inc. (Class 'A' Stock)                              91,706
        500   Dress Barn, Inc.(a)                                           10,375
      1,200   Estee Lauder Cos., Inc.                                       52,800
        275   Factory 2 U, Inc.                                             11,413
      4,075   Gap, Inc.                                                    145,936
      6,800   Home Depot, Inc.                                             351,900
      9,700   IKON Office Solutions, Inc.                                   39,406
      2,100   J.C. Penney Co., Inc.                                         33,862
     14,400   Kmart Corp.(a)                                               100,800
      3,800   Kohl's Corp.(a)                                              215,650
        400   Michaels Stores, Inc.(a)                                      17,325
        700   Pep Boys - Manny, Moe & Jack, Inc.                             4,069
      1,350   Pier 1 Imports, Inc.                                          16,116
      3,800   RadioShack Corp.                                             214,225
      1,350   Ross Stores, Inc.                                             20,756
        100   Sears, Roebuck & Co.                                           2,988
      3,400   Tiffany & Co.                                                116,450
      4,500   Toys 'R' Us, Inc.(a)                                          74,250
      1,300   Venator Group, Inc.                                           18,363
      3,800   Wal-Mart Stores, Inc.                                        208,762
        675   Zale Corp.(a)                                                 25,228
                                                                  ----------------
                                                                         1,856,821
-------------------------------------------------------------------------------------
Semiconductors  0.7%
      1,600   Applied Materials, Inc.(a)                                   121,400
        100   Cirrus Logic, Inc.(a)                                          1,938
        550   Gasonics International Corp.(a)                               13,200
      5,400   Intel Corp.                                                  360,450

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
        100   Micrel, Inc.(a)                                     $          5,007
                                                                  ----------------
                                                                           501,995
-------------------------------------------------------------------------------------
Shipbuilding
        275   Newport News Shipbuilding, Inc.                               11,103
-------------------------------------------------------------------------------------
Software  0.9%
        125   Allaire Corp.(a)                                               3,857
        100   Broadbase Software, Inc.(a)                                    2,356
      1,800   Broadvision, Inc.(a)                                          65,138
      1,400   Computer Associates International, Inc.                       34,738
        100   E Piphany, Inc.                                                9,306
        100   Exchange Applications, Inc.(a)                                 2,200
        800   HNC Software, Inc.(a)                                         35,300
        100   Informatica Corp.(a)                                           8,000
      3,600   Marchfirst, Inc.                                              74,475
        800   Microsoft Corp.(a)                                            55,850
        394   NetIQ Corp.(a)                                                19,011
        725   Progress Software Corp.(a)                                    10,920
        600   RSA Security, Inc.(a)                                         38,025
        100   Sapient Corp.(a)                                              11,375
        700   Sybase, Inc.(a)                                               16,888
      1,850   VERITAS Software Corp.(a)                                    188,584
        700   Verity, Inc.(a)                                               25,506
                                                                  ----------------
                                                                           601,529
-------------------------------------------------------------------------------------
Telecommunications  4.1%
        200   Advanced Fibre Communications, Inc.(a)                         8,575
      1,450   Allegiance Telecom, Inc.(a)                                   80,566
      2,400   ALLTEL Corp.                                                 147,900
      2,700   AT&T Corp.                                                    83,531
        500   Audiovox Corp.                                                 7,750
        100   Copper Mountain Networks, Inc.(a)                              7,886
        100   Ditech Communications Corp.(a)                                 4,787
        100   Dobson Communications Corp.(a)                                 2,188
      6,400   Ericsson (L.M.) AB (ADR) (Sweden)                            125,600
        600   Exodus Communications, Inc.(a)                                26,662
      4,907   General Motors Corp., Class H                                126,969

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
      5,100   Global Crossing Ltd.(a)                             $        123,994
        500   Intermedia Communications, Inc.                                8,812
      2,368   JDS Uniphase Corp.(a)                                        279,720
        325   Leap Wireless International, Inc.(a)                          20,596
        700   Level 3 Communications, Inc.(a)                               47,906
      1,000   Millicom International Cellular SA
               (Luxembourg)(a)                                              44,125
      2,100   Motorola, Inc.                                                69,431
        900   Net2000 Communications, Inc.(a)                                8,550
      2,400   Nextel Communications, Inc.(a)                               134,250
      1,600   NEXTLINK Communications(a)                                    52,900
      6,700   Nokia Corp. (ADR) (Finland)(a)                               296,895
      2,800   Nortel Networks Corp.                                        208,250
      2,218   NTL, Inc.(a)                                                  99,949
      5,500   Qwest Communications International, Inc.(a)                  258,156
      4,940   Viacom, Inc.(a)                                              327,584
      7,098   Vodafone Airtouch Group PLC, (ADR) (United
               Kingdom)                                                    306,101
                                                                  ----------------
                                                                         2,909,633
-------------------------------------------------------------------------------------
Tobacco  0.6%
      4,100   Loews Corp.                                                  257,275
      4,500   Philip Morris Companies, Inc.                                113,625
      2,700   R.J. Reynolds Tobacco Holdings, Inc.                          76,613
                                                                  ----------------
                                                                           447,513
-------------------------------------------------------------------------------------
Transportation  0.1%
        600   Alexander & Baldwin, Inc.                                     15,112
      1,125   Roadway Express, Inc.                                         26,719
        575   Sea Containers, Ltd.                                          15,094
        700   U.S. Freightways Corp.                                        19,425
                                                                  ----------------
                                                                            76,350
-------------------------------------------------------------------------------------
Utilities  0.6%
        550   California Water Service Group                                13,131
        475   CH Energy Group, Inc.                                         15,497
        525   Cleco Corp.                                                   19,359
        775   Conectiv, Inc.                                                12,836
      1,500   General Public Utilities Corp.                                39,750
        850   Equitable Resources, Inc.                                     44,253

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
-------------------------------------------------------------------------------------
        650   Idacorp, Inc.                                       $         24,050
      1,500   Minnesota Power & Light Co.                                   31,969
      1,650   Public Service Company of New Mexico(a)                       29,906
      2,500   Reliant Energy, Inc.                                          83,750
        775   Sierra Pacific Resources                                      10,947
      2,500   Unicom Corp.                                                 102,656
        975   Washington Gas Light Co.                                      24,010
                                                                  ----------------
                                                                           452,114
-------------------------------------------------------------------------------------
Waste Management  0.1%
        700   Waste Connections, Inc.                                       14,175
      3,700   Waste Management, Inc.                                        69,144
                                                                  ----------------
                                                                            83,319
                                                                  ----------------
              Total common stocks (cost $22,264,619)                    25,345,111
                                                                  ----------------

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------
ASSET BACKED SECURITIES  2.6%
                                 Capital One Bank Corp., Notes,
Baa2            US$    300       6.76%, 7/23/02                                294,673
                                 General Motors Acceptance Corp.,
                                 MTN,
A2                     700        7.02%, 10/5/00                               698,467
                                 MBNA Corp., MTN,
Baa1                   900       6.875%, 7/15/04                               861,526
                                                                      ----------------
                                 Total asset backed securities
                                  (cost $1,893,241)                          1,854,666
                                                                      ----------------
CORPORATE BONDS  31.9%
-------------------------------------------------------------------------------------
Aerospace/Defense  0.1%
                                  BE Aerospace, Inc., Sr. Sub.
                                  Notes,
B1                      50        9.50%, 11/1/08                                47,375
                                  Sequa Corp.,
Ba2                     35        9.00%, 8/1/09                                 33,950
                                                                      ----------------
                                                                                81,325

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
----------------------------------------------------------------------------------------
Airlines  0.4%
                                 Continental Airlines, Inc., Sr.
                                  Notes,
Ba2             US$     75        8.00%, 12/15/05                     $         70,036
                                 Delta Air Lines, Inc., Debs.,
Baa3                   100        9.75%, 5/15/21                               105,222
                                 Notes,
Baa3                   100        8.30%, 12/15/29                               89,652
                                 United Airlines, Inc., Debs.,
Baa3                     5        9.75%, 8/15/21                                 4,927
                                 U.S. Air, Inc., Sr. Notes,
B3                      50        9.625%, 2/1/01                                49,507
                                                                      ----------------
                                                                               319,344
-------------------------------------------------------------------------------------
Apparel  0.1%
                                 Burlington Inds., Inc., Debs.,
Ba2                    100        7.25%, 8/1/27                                 60,000
                                 Phillips-Van Heusen Corp., Sr.
                                  Sub. Notes,
B1                      15        9.50%, 5/1/08                                 13,650
                                                                      ----------------
                                                                                73,650
-------------------------------------------------------------------------------------
Auto/Equipment Rental  0.1%
                                 United Rentals, Inc., Sr. Sub.
                                  Notes,
B1                      50        9.25%, 1/15/09                                46,500
-------------------------------------------------------------------------------------
Automotive Parts  1.3%
                                 Collins & Aikman Products Co.,
                                  Sr. Sub. Notes,
B2                     110        11.50%, 4/15/06                              106,700
                                 Eagle Picher Industries, Inc.,
                                  Sr. Sub. Notes,
B3                      50        9.375%, 3/1/08                                41,500
                                 Federal Mogul Corp., Sr. Notes,
Ba2                     70        7.50%, 1/15/09                                53,550
                                 Hayes Wheels, Inc., Sr. Sub.
                                  Notes,
B2                     200        9.125%, 7/15/07                              183,000
                                 Lear Corp., Sr. Notes,
Ba1                    250        8.11%, 5/15/09                               229,375

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
----------------------------------------------------------------------------------------
                                 Tenneco, Inc., Sr. Sub. Notes,
B2              US$     40        11.625%, 10/15/09                   $         35,600
                                 TRW, Inc., Notes,
Baa1                   250        8.34%, 5/15/06                               255,764
                                                                      ----------------
                                                                               905,489
-------------------------------------------------------------------------------------
Banks  1.0%
                                 Bank Tokyo Mitsubishi, Ltd.,
                                  Global Sr. Sub. Notes,
A3                     400        8.40%, 4/15/10                               403,555
                                 Export-Import Bank of Korea,
                                  Sr. Notes,
Ba2                    180        7.25%, 6/25/01                               178,911
                                 Sovereign Bancorp Inc., Sr. Note,
Ba3                     50        10.50%, 11/15/06                              50,000
Ba3                    150       10.25%, 5/15/04                               148,113
                                                                      ----------------
                                                                               780,579
-------------------------------------------------------------------------------------
Building & Products  0.1%
                                 Lennar Corp., Sr. Notes,
Ba1                     15        9.95%, 5/1/10                                 15,150
                                 Nortek, Inc., Sr. Sub. Notes,
B1                      40        9.125%, 9/1/07                                37,600
                                                                      ----------------
                                                                                52,750
-------------------------------------------------------------------------------------
Cable  1.0%
                                 Adelphia Communications Corp., Sr.
                                  Notes,
B1                     130        8.125%, 7/15/03                              120,900
                                 Century Communications Corp.,
B1                      40        9.50%, 8/15/00                                39,900
                                 Classic Cable, Inc., Sr. Sub.
                                  Notes,
B3                      20       9.375%, 8/1/09                                 16,200
B3                      20       10.50%, 3/1/10                                 17,700
                                 Coaxial Communications, Inc., Sr.
                                  Notes,
B3                      25        10.00%, 8/15/06                               23,875

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
----------------------------------------------------------------------------------------
                                 Fox Family Worldwide, Inc.,
                                  Sr. Notes,
B1              US$     15        9.25%, 11/1/07                      $         14,175
                                 International Wire Group, Inc.,
                                  Sr. Sub. Notes
B3                     100        11.75%, 6/1/05                               100,000
                                 Lin Holdings Corp.,
                                  Sr. Disc. Notes, Zero Coupon
                                 (until 3/1/03),
B3                     115        10.00%, 3/1/08                                77,337
                                 Pecunia 1 Vermogeensverwaltung,
                                  Sr. Disc. Notes, Zero Coupon
                                 (until 7/15/05),
B3                      50        16.00%, 7/15/10                               22,250
                                 Sr. Notes,
B3                      50        14.00%, 7/15/10                               49,250
                                 Rogers Cablesystems Ltd.,
                                  Sr. Sub. Gtd. Debs.,
Ba3                     50        11.00%, 12/1/15                               55,000
                                 United Pan-European Communications
                                  (Netherlands), Sr. Notes,
B2                     200        10.875%, 8/1/09                              175,000
                                                                      ----------------
                                                                               711,587
-------------------------------------------------------------------------------------
Chemicals  0.5%
                                 Avecia Group PLC, Sr. Sub. Notes,
B2                      45        11.00%, 7/1/09                                44,887
                                 Huntsman ICI Chemicals, Inc.,
                                  Sr. Sub. Notes,
B2                      70        10.125%, 7/1/09                               71,400
                                 Huntsman Polymers Corp., Sr.
                                  Notes,
B1                      50        11.75%, 12/1/04                               50,750
                                 Lyondell Chemical Co., Sr. Sec'd.
                                  Notes,
Ba3                    100        9.875%, 5/1/07                               100,000
                                 NL Industries, Inc., Sr. Sec'd.
                                  Notes,
B1                      15        11.75%, 10/15/03                              15,263

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
----------------------------------------------------------------------------------------
                                 Sterling Chemical Holdings, Inc.,
                                  Sr. Sub. Notes,
B3              US$     45        12.375%, 7/15/06                    $         46,125
B3                      60       11.75%, 8/15/06                                48,000
                                 Texas Petrochemicals Corp.,
                                  Sr. Sub. Notes,
B3                       5        11.125%, 7/1/06                                4,450
                                                                      ----------------
                                                                               380,875
-------------------------------------------------------------------------------------
Commercial Services  0.6%
                                 Cox Enterprises, Inc.,
Baa1                   300        7.5525%, 5/1/03                              300,825
                                 Metris Cos, Inc., Sr. Notes,
Ba3                    150        10.125%, 7/15/06                             142,500
                                                                      ----------------
                                                                               443,325
-------------------------------------------------------------------------------------
Computer Services  0.2%
                                 Globix Corp., Sr. Notes,
B-Pound                150        12.50%, 2/1/10                               117,000
                                 Unisys Corp., Sr. Sub. Notes,
Ba1                     50        11.75%, 10/15/04                              53,000
                                                                      ----------------
                                                                               170,000
-------------------------------------------------------------------------------------
Distribution/Wholesalers
                                 Core Mark International, Inc.,
                                  Sr. Sub. Notes,
B3                      10        11.375%, 9/15/03                               9,300
-------------------------------------------------------------------------------------
Electronics  0.2%
                                 Flextronics International Ltd.,
                                  Sr. Sub. Notes,
Ba3                     50        9.875%, 7/1/10                                50,563
                                 TNP Enterprises, Inc., Sr. Sub.
                                  Notes,
Ba3                    100        10.25%, 4/1/10                               104,250
                                                                      ----------------
                                                                               154,813

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
----------------------------------------------------------------------------------------
Energy  1.6%
                                 Aes Drax Energy Ltd., Sr. Sec'd
                                  Notes,
Ba2             US$    100        11.50%, 8/30/10                     $        102,750
                                 Cinergy Corp., Debs.,
Baa2                   700        6.125%, 4/15/04                              653,513
                                 Hollywood Park, Inc., Sr. Sub.
                                  Notes
B2                     100        9.25%, 2/15/07                               101,250
                                 Premier Parks, Inc., Sr. Notes,
B3                     250        9.75%, 6/15/07                               237,500
                                                                      ----------------
                                                                             1,095,013
-------------------------------------------------------------------------------------
Financial Services  5.9%
                                 AT & T Capital Corp., MTN, Ser. G
A1                     600        7.01%, 4/23/02                               601,275
A1                     600       6.60%, 5/15/05                                571,926
                                 Americredit Corp., Sr. Notes,
Ba1                    100        9.875%, 4/15/06                               98,000
                                 The Bear Stearns Cos., Inc., Sr.
                                  Notes,
A2                     300        6.76625%, 8/1/02                             300,193
                                 Donaldson Lufkin & Jenrette,
A3                     300        7.25%, 7/18/03                               300,000
                                 Ford Motor Credit Co.,
A2                     600        7.50%, 3/15/05                               596,592
                                 GS Escrow Corp. Sr. Note,
Ba1                    100        6.75%, 8/1/01                                 96,750
                                 Lehman Brothers Holdings, Inc.,
                                  MTN,
                                  Ser. E,
A3                     300        7.68%, 4/1/02                                301,271
                                 Midland Funding Corp.,
                                  Sr. Sec'd. Note, Ser. A
Ba3                     50        11.75%, 7/23/05                               55,507
                                 Morgan Stanley Dean Witter, MTN,
Aa3                    600        6.838%, 1/28/02                              600,672
                                 Orion Power Holdings, Inc., Sr.
                                  Notes
Ba3                    100        12.00%, 5/1/10                               105,500

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
---------------------------------------------------------------------------------------
                                 RBF Finance Co., Sr. Sec'd. Notes,
Ba3             US$    175        11.00%, 3/15/06                     $        189,000
                                 Salomon Smith Barney, Inc.,
                                  Sr. Notes,
Aa3                    300        7.06%, 7/18/07                               299,919
                                 Stone Container Finance Co., Sr.
                                  Notes,
B2                      10        11.50%, 8/15/06                               10,363
                                                                      ----------------
                                                                             4,126,968
-------------------------------------------------------------------------------------
Food & Beverage  0.5%
                                 Agrilink Foods, Inc., Sr. Sub.
                                  Notes,
B3                      50        11.875%, 11/1/08                              38,000
                                 Aurora Foods, Inc., Sr. Sub.
                                  Notes,
B1                      90        9.875%, 2/15/07                               56,025
                                 Del Monte Foods Co., Sr. Disc.
                                  Notes, Zero Coupon (until
                                  12/15/02),
Caa1                    50        12.50%, 12/15/07                              37,500
                                 Pilgrim's Pride Corp., Sr. Sub.
                                  Notes,
B1                     100        10.875%, 8/1/03                              100,250
                                 Stater Brothers Holdings, Inc.,
                                  Sr. Notes,
B2                      35        10.75%, 8/15/06                               30,975
                                 Vlasic Foods International, Inc.,
                                  Sr. Sub. Notes,
B2                     105        10.25%, 7/1/09                                53,025
                                                                      ----------------
                                                                               315,775
-------------------------------------------------------------------------------------
Gaming  1.8%
                                 Boyd Gaming Corp., Sr. Sub. Notes,
B1                      50        9.50%, 7/15/07                                48,000
                                 Circus Circus Enterprises, Inc.,
                                  Debs.,
Baa3                   100        6.70%, 11/15/96                               91,967
                                 Sr. Sub. Notes,
Ba2                    100        6.45%, 2/1/06                                 86,577
                                 Coast Hotels & Casinos, Inc.,
                                  Sr. Sub. Notes,
B3                      75        9.50%, 4/1/09                                 71,625

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
---------------------------------------------------------------------------------------
                                 Harrahs Casinos, Inc., Gtd. Sr.
                                  Sub. Notes,
Ba2             US$     60        7.875%, 12/15/05                    $         56,925
                                 Harveys Casino Resorts, Sr. Sub.
                                  Notes,
B2                     100        10.625%, 6/1/06                              102,000
                                 Horseshoe Gaming Holding Corp.,
                                  Sr. Sub. Notes,
B2                      30        8.625%, 5/15/09                               28,538
                                 International Game Technology
                                  Corp.,
                                  Sr. Notes,
Ba1                    600        7.875%, 5/15/04                              579,000
                                 Mohegan Tribal Gaming Auth., Sr.
                                  Notes,
Ba2                    150        8.125%, 1/1/06                               143,625
                                 Park Place Entertainment Corp.,
                                  Sr. Sub. Notes,
Ba2                     20        9.375%, 2/15/07                               20,100
                                 Station Casinos, Inc., Sr. Notes,
B1                      40        9.875%, 7/1/10                                40,000
                                                                      ----------------
                                                                             1,268,357
-------------------------------------------------------------------------------------
Health Care  1.9%
                                 Abbey Healthcare Group, Inc.,
                                  Sr. Sub. Notes,
B2                     140        9.50%, 11/1/02                               138,600
                                 Columbia/HCA Healthcare Corp.,
                                  Debs.,
Ba2                     55       7.05%, 12/1/27                                 42,350
Ba2                     20       7.50%, 11/15/95                                15,100
Ba2                    300       6.73%, 7/15/45                                278,250
Ba2                    100       7.69%, 6/15/25                                 83,000
                                 Concentra Operating Corp.,
                                  Sr. Sub. Notes,
B3                      25        13.00%, 8/15/09                               21,500
                                 HEALTHSOUTH Corp., Sr. Notes,
Baa3                    45        6.875%, 6/15/05                               38,569

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
---------------------------------------------------------------------------------------
                                 Integrated Health Services, Inc.,
                                  Sr. Sub. Notes,
C               US$    350(b)     9.25%, 1/15/08                      $          6,564
                                 Lifepoint Hospitals Holdings,
                                  Inc.,
                                  Sr. Sub. Notes,
B3                      25        10.75%, 5/15/09                               26,000
                                 Long Island College Hosp.,
                                  Rev., FHA Mtge., Ser. B,
Aa2                    500        8.90%, 8/15/30                               507,341
                                 Magellan Health Services, Inc.,
                                  Sr. Sub. Notes,
B3                      50        9.00%, 2/15/08                                26,250
                                 Tenet Healthcare Corp.,
                                  Sr. Sub. Notes, Ser. B,
Ba3                     85        8.125%, 12/1/08                               80,112
                                 Triad Hospitals, Sr. Sub. Notes,
B3                      50        11.00%, 5/15/09                               51,750
                                                                      ----------------
                                                                             1,315,386
-------------------------------------------------------------------------------------
Industrials  0.7%
                                 AES Drax Holdings, Ltd., Sr.
                                  Sec'd. Notes,
Baa3                   100        10.41%, 12/31/20                             103,536
                                 Purina Mills, Inc., Sr. Sub.
                                  Notes,
B2                     350        9.00%, 3/15/10                               101,500
                                 United International Holdings,
                                  Inc., Sr. Disc.
                                  Notes, Zero Coupon (until
                                  2/15/03),
B3                     350        10.75%, 2/15/08                              252,000
                                                                      ----------------
                                                                               457,036
-------------------------------------------------------------------------------------
Internet  0.3%
                                 Exodus Communications, Inc., Sr.
                                  Notes,
B3                      50       10.75%, 12/15/09                               48,750
B3                      70       11.625%, 7/15/10                               70,525
                                 PSI Net, Inc., Sr. Notes,
B3                      80        11.00%, 8/1/09                                64,800

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
---------------------------------------------------------------------------------------
                                 Verio, Inc., Sr. Notes,
B3              US$      5       11.25%, 12/1/08                      $          5,788
B3                      30       10.625%, 11/15/09                              33,900
                                                                      ----------------
                                                                               223,763
-------------------------------------------------------------------------------------
Lodging  0.1%
                                ITT Corp., Debs.,
Ba1                    115        7.375%, 11/15/15                              96,283
-------------------------------------------------------------------------------------
Machinery  0.2%
                                 Applied Power, Inc., Sr. Sub.
                                  Notes,
B1                     150        8.75%, 4/1/09                                164,625
-------------------------------------------------------------------------------------
Manufacturing  0.3%
                                 Corning Consumer Products Co.,
                                  Sr. Sub. Notes,
B3                      50        9.625%, 5/1/08                                32,500
                                 Foamex JPS Automotive LLC,
                                  Sr. Sub. Notes,
B1                      60        11.125%, 6/15/01                              61,200
                                 Gentek, Inc., Sr. Sub. Notes,
B2                      75        11.00%, 8/1/09                                75,750
                                 Polymer Group, Inc., Sr. Sub.
                                  Notes,
B2                      20        8.75%, 3/1/08                                 16,400
                                 Venture Holdings, Inc., Sr. Notes,
B2                      40        9.50%, 7/1/05                                 30,400
                                                                      ----------------
                                                                               216,250
-------------------------------------------------------------------------------------
Media  1.6%
                                 Ackerley Group, Inc., Sr. Sub.
                                  Notes,
B2                     200        9.00%, 1/15/09                               187,000
                                 Alliance Atlantis Communications,
                                  Inc.,
                                  Sr. Sub. Notes,
B2                      20        13.00%, 12/15/09                              51,250
                                 Imax Corp., Sr. Notes,
Ba2                     15        7.875%, 12/1/05                               14,400

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
---------------------------------------------------------------------------------------
                                 Paxson Communications Corp.,
                                  Sr. Sub. Notes,
B3              US$     50        11.625%, 10/1/02                    $         51,125
                                 Seagram, Joseph E. & Sons, Inc.,
                                  Sr. Notes,
Baa3                   200        6.25%, 12/15/01                              196,598
                                 Time Warner, Inc., Sr. Notes,
Baa3                   600        6.10%, 12/30/01                              589,200
                                                                      ----------------
                                                                             1,089,573
-------------------------------------------------------------------------------------
Metals  0.3%
                                 Golden Northwest Aluminum, Inc.,
                                  First Mtge. Notes,
B2                      10        12.00%, 12/15/06                              10,150
                                 Kaiser Aluminum & Chemical Corp.,
                                  Sr. Notes,
B1                      75        9.875%, 2/15/02                               72,094
                                 LTV Corp., Sr. Notes,
Ba3                     70        11.75%, 11/15/09                              59,850
                                 WHX Corp., Sr. Sub. Notes,
B3                      65        10.50%, 4/15/05                               52,000
                                                                      ----------------
                                                                               194,094
-------------------------------------------------------------------------------------
Miscellaneous Services  0.3%
                                 Fresenius Med. Care Cap. Trust
                                  III,
                                  Gtd. Notes,
Ba3                    200        7.875%, 2/1/08                               187,000
                                 IT Group, Inc., Sr. Sub. Notes,
B3                      50        11.25%, 4/1/09                                44,500
                                 Sun World International, Inc.,
                                  First Mtge. Notes,
B2                       5        11.25%, 4/15/04                                4,763
                                                                      ----------------
                                                                               236,263
-------------------------------------------------------------------------------------
Networking  0.5%
                                 Intersil Corp., Sr. Sub. Notes,
B1                      35        13.25%, 8/15/09                               40,250

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
---------------------------------------------------------------------------------------
                                 Metromedia Fiber Network, Inc.,
                                  Sr. Notes,
B2              US$     85        10.00%, 12/15/09                    $         82,450
                                 Williams Communications Group,
                                  Inc.,
                                  Sr. Notes,
B2                     275        10.875%, 10/1/09                             261,250
                                                                      ----------------
                                                                               383,950
-------------------------------------------------------------------------------------
Oil & Gas  0.6%
                                 Canadian Forest Oil, Ltd., Sr.
                                  Sub. Notes,
B2                      30        8.75%, 9/15/07                                28,800
                                 Comstock Resources, Inc., Sr. Sub.
                                  Notes,
B2                      55        11.25%, 5/1/07                                55,550
                                 Eott Energy Partners LP, Sr.
                                  Notes,
Ba2                     80        11.00%, 10/1/09                               81,600
                                 Houston Exploration Co., Sr. Sub.
                                  Notes,
B2                      15        8.625%, 1/1/08                                14,400
                                 Leviathan Gas Pipeline LP, Sr.
                                  Sub. Notes,
Ba2                     25        10.375%, 6/1/09                               25,750
                                 Parker Drilling Co., Sr. Notes,
B1                      55        9.75%, 11/15/06                               53,075
                                 Plains Resources, Inc., Sr. Sub.
                                  Notes,
B2                      20        10.25%, 3/15/06                               20,150
                                 Swift Energy Co., Sr. Sub. Notes,
B2                      40        10.25%, 8/1/09                                40,600
                                 Vintage Petroleum, Inc., Sr. Sub.
                                  Notes,
B1                      70        9.75%, 6/30/09                                71,400
                                                                      ----------------
                                                                               391,325
-------------------------------------------------------------------------------------
Paper & Packaging  1.3%
                                 Ball Corp., Sr. Sub. Notes,
B1                     200        8.25%, 8/1/08                                192,000
                                 Doman Industries Ltd. (Canada),
                                  Sr. Notes,
B1                      45        8.75%, 3/15/04                                36,900

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
---------------------------------------------------------------------------------------
                                 Sr. Notes, Ser. B,
B1              US$     20        9.25%, 11/15/07                     $         15,200
                                 Norampac, Inc., Sr. Notes,
B2                      10        9.50%, 2/1/08                                  9,800
                                 Owens-Illinois, Inc., Sr. Notes,
Ba1                    100        7.85%, 5/15/04                                92,171
                                 Packaged Ice, Inc., Sr. Notes,
B3                     106        9.75%, 2/1/05                                 90,100
                                 Radnor Holdings, Inc., Sr. Notes,
B2                     100        10.00%, 12/1/03                               89,000
                                 Repap New Brunswick (Canada),
                                  Inc.,
                                  Sr. Sec'd. Notes,
Caa                     75        10.625%, 4/15/05                              68,625
                                 Silgan Holdings, Inc., Sr. Sub.
                                  Deb.,
B1                     100        9.00%, 6/1/09                                 91,500
                                 Stone Container Corp., Mtg. Notes,
B1                      10        10.75%, 10/1/02                               10,100
                                 Sr. Sub. Deb.,
B3                     200        12.25%, 4/1/02                               201,000
                                                                      ----------------
                                                                               896,396
-------------------------------------------------------------------------------------
Pharmaceuticals  0.2%
                                 Bio Rad Labs, Inc., Sr. Sub.
                                  Notes,
B2                      20        11.625%, 2/15/07                              20,900
                                 ICN Pharmaceuticals, Inc., Sr.
                                  Notes,
Ba3                    100        8.75%, 11/15/08                               98,250
                                                                      ----------------
                                                                               119,150
-------------------------------------------------------------------------------------
Printing & Publishing  0.3%
                                 Mail-Well Corp., Sr. Sub. Notes,
B1                     250        8.75%, 12/15/08                              215,000
                                 Transwestern Publishing Co.,
                                  Sr. Sub. Notes,
B2                      20        9.625%, 11/15/07                              19,500
                                                                      ----------------
                                                                               234,500

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
---------------------------------------------------------------------------------------
Real Estate  0.4%
                                 HMH Properties, Inc., Sr. Notes,
Ba2             US$    185        8.45%, 12/1/08                      $        172,050
                                 Intrawest Corp., Sr. Notes,
B1                     100        10.50%, 2/1/10                               103,500
                                                                      ----------------
                                                                               275,550
-------------------------------------------------------------------------------------
Recreation  0.1%
                                 Bally's Total Fitness Holdings,
                                  Sr. Sub. Notes,
B3                      80        9.875%, 10/15/07                              73,200
-------------------------------------------------------------------------------------
Restaurants  1.0%
                                 Advantica Restaurant Group, Inc.,
                                  Sr. Notes,
B3                      70        11.25%, 1/15/08                               46,200
                                 Carrols Corp., Sr. Sub. Notes,
B2                     350        9.50%, 12/1/08                               290,500
                                 Felcor Suites LP, Gtd. Sr. Notes,
Ba2                    350        7.375%, 10/1/04                              317,625
                                 Sbarro, Inc., Sr. Notes,
Ba3                     25        11.00%, 9/15/09                               25,750
                                                                      ----------------
                                                                               680,075
-------------------------------------------------------------------------------------
Retail  0.1%
                                 Musicland Group, Inc., Sr. Sub.
                                  Notes,
B2                      50        9.00%, 6/15/03                                46,500
-------------------------------------------------------------------------------------
Schools  0.1%
                                 Kindercare Learning Center, Inc.,
                                  Sr. Sub. Notes,
B3                      80        9.50%, 2/15/09                                73,200
-------------------------------------------------------------------------------------
Semiconductors
                                 SCG Holding Corp., Sr. Notes,
B2                      32        12.00%, 8/1/09                                34,400

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
---------------------------------------------------------------------------------------
Sovereign Bonds  0.3%
                                 State of Qatar, Sr. Notes,
Baa2            US$    200        9.75%, 6/15/30                      $        202,500
-------------------------------------------------------------------------------------
Steel  0.1%
                                 Algoma Steel, Inc., First Mtge.
                                  Notes,
B2                      40        12.375%, 7/15/05                              35,600
                                 National Steel Corp., Notes,
Ba3                     15        9.875%, 3/1/09                                13,238
                                 Sheffield Steel Corp., First Mtge.
                                  Notes,
Caa2                    20        11.50%, 12/1/05                               12,800
                                                                      ----------------
                                                                                61,638
-------------------------------------------------------------------------------------
Telecommunications  3.3%
                                 Clearnet Communications, Inc.,
                                  Sr. Disc. Notes, Zero Coupon
                                 (until 5/01/04)
B3                      10        10.125%, 5/1/09                                5,800
                                 Fairpoint Commerce, Sr. Sub. Note,
B3                      40        12.50%, 5/1/10                                40,400
                                 Focal Communications Corp., Sr.
                                  Notes,
B3                     125        11.875%, 1/15/10                             124,375
                                 Global Crossing Holdings Ltd., Sr.
                                  Notes,
Ba2                    250        9.50%, 11/15/09                              243,750
                                 Hyperion Telecom, Sr. Disc. Notes,
                                  Zero Coupon (until 4/15/01)
B3                      40        13.00%, 4/15/03                               35,400
                                 Level 3 Communications, Inc., Sr.
                                  Disc. Notes, Zero Coupon (until
                                  12/1/03),
B3                      30       10.50%, 12/1/08                                17,625
                                 Zero Coupon (until 3/15/05)
B3                     250        12.875%, 3/15/10                             132,500
                                 Sr. Notes,
B3                      55        11.00%, 3/15/08                               52,250
                                 McleodUSA, Inc., Sr. Notes,
B1                      95        8.125%, 2/15/09                               85,261

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
---------------------------------------------------------------------------------------
                                 Microcell Telecommunications, Sr.
                                  Disc. Notes, Zero Coupon (until
                                  6/1/04),
B3              US$    250        12.00%, 6/1/09                      $        168,750
                                 Millicom International Cellular,
                                  Sr. Disc. Notes, Zero Coupon
                                 (until 6/1/01),
B3                      45        13.50%, 6/1/06                                39,375
                                 Netia Holdings BV, (Poland), Gtd.
                                  Sr. Disc. Notes, Zero Coupon
                                 (until 11/1/01),
B2                     100        11.25%, 11/1/07                               71,500
                                 Nextel Communications, Inc., Sr.
                                  Notes,
B2                     175       10.75%, 6/1/09                                171,500
B1                     130       9.375%, 11/15/09                              124,150
                                 Sr. Disc. Notes, Zero Coupon
                                 (until 9/15/02)
B1                     155        10.65%, 9/15/07                              120,900
                                 NTL Communications Corp., Sr.
                                  Notes,
                                  Zero Coupon (until 10/01/03)
B2                     250        12.375%, 10/1/08                             161,250
                                 Primus Telecommunications, Inc.,
                                  Sr. Notes,
B3                     100        12.75%, 10/15/09                              60,000
                                 RCN Corp., Sr. Notes,
B3                      25        10.125%, 1/15/10                              20,000
                                 Spectrasite Holdings, Inc., Sr.
                                  Disc. Notes, Zero Coupon (until
                                  3/15/05),
B3                     140        12.875%, 3/15/10                              78,400
                                 Tritel PCS, Inc., Sr. Sub. Disc.
                                  Notes,
                                  Zero Coupon (until 5/15/04)
B3                      55        12.75%, 5/15/09                               40,425
                                 Vodafone Airtouch PLC, Notes,
A2                     300        7.00%, 12/19/01                              301,038
                                 Voicestream Wireless Corp., Sr.
                                  Disc. Notes, Zero Coupon (until
                                  11/15/04),
>B2                    120       11.875%, 11/15/09                              84,600
                                 Sr. Notes,
B2                      80        10.375%, 11/15/09                             86,400

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
---------------------------------------------------------------------------------------
                                 Worldwide Fiber, Inc. Sr. Sub.
                                  Notes,
B3              US$     30        12.00%, 8/1/09                      $         26,850
                                                                      ----------------
                                                                             2,292,499
-------------------------------------------------------------------------------------
Transportation  0.1%
                                 American Commercial Lines LLC, Sr.
                                  Notes,
B1                      50        10.25%, 6/30/08                               42,000
-------------------------------------------------------------------------------------
Utilities  1.2%
                                 AES Corp., Sr. Notes,
Ba1                    150        9.50%, 6/1/09                                151,500
                                 Niagara Mohawk Power Corp., Sr.
                                  Notes,
Ba2                    529       7.00%, 10/1/00                                528,464
Baa3                   151       7.125%, 7/1/01                                150,709
                                                                      ----------------
                                                                               830,673
-------------------------------------------------------------------------------------
Waste Management  1.2%
                                 Atlanta Georgia Wtr. and
                                  Wastewtr.,
                                  Rev. Ref. Ser. A,
Aaa                    600        5.00%, 11/1/38                               526,482
                                 Allied Waste of North America,
                                  Inc.,
                                  Sr. Notes,
Ba3                    150        7.875%, 1/1/09                               132,000
                                 Sr. Sub. Notes,
B2                      25        10.00%, 8/1/09                                21,625
                                 Waste Management, Inc., Sr. Notes,
Ba1                    150        6.00%, 5/15/01                               146,316
                                                                      ----------------
                                                                               826,423
                                                                      ----------------
                                 Total corporate bonds (cost
                                  $23,542,704)                              22,392,902
                                                                      ----------------
CONVERTIBLE BONDS  1.0%
-------------------------------------------------------------------------------------
Financial Services  0.6%
                                 Hellenic Finance Corp.,
A3                EURO 500        2.00%, 7/15/03                               451,839

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
---------------------------------------------------------------------------------------
Utilities  0.4%
                                 Alliant Energy Resources, Inc.,
A3              US$      5        7.25%, 2/15/30                      $        303,125
                                                                      ----------------
                                 Total convertible bonds (cost
                                  $560,750)                                    754,964
                                                                      ----------------
MORTGAGE-RELATED SECURITIES  6.5%
-------------------------------------------------------------------------------------
                                 Bear Stearns Mortgage Securities,
                                  Inc.,
                                  Series 1997-7, Class A-9
Aaa                    600        7.00%, 2/25/28                               565,308
                                 GE Capital Mortgage Services,
                                  Inc.,
                                  Series 1999-15, Class 16,
AAAPound               403        6.75%, 8/25/29                               396,852
                                 Mellon Residental Funding Corp.,
                                  Series 1999, Class A-3,
Aaa                    500        6.58%, 7/25/29                               490,927
                                 Merrill Lynch Mortgage Investors,
                                  Inc., Series 1998-F1,
AAAPound                63        6.78%, 1/20/28                                63,119
                                 Nationslink Funding Corp.,
                                  Series 1999-Sl, Class A-3,
Aaa                    500        6.297%, 12/10/02                             490,190
                                 PNC Mortgage Securities Corp.,
                                  Series 1995-2, Class A-4,
Aa1                    550        6.75%, 6/25/16                               540,928
                                 Series 1999, Class A-3,
AAAPound               500        7.25%, 10/25/29                              482,104
                                 Series 1999-8, Class A-5,
AAAPound               676        6.75%, 8/25/29                               666,240
                                 Residential Funding Mortgage,
                                  Inc.,
                                  Series 1997 S-19, Class A-3,
AAAPound               805        6.50%, 12/25/12                              762,472
                                                                      ----------------
                                 Total mortgage-related securities
                                  (cost $4,537,483)                          4,458,140
                                                                      ----------------

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Principal
Amount
(000)         Description                                          Value (Note 1)
---------------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES  0.6%
              Government of Germany,
    EURO 20   6.25%, 1/4/24                                        $         20,316
         70   6.25%, 1/4/30                                                  73,009
   PLN  500   Government of Poland,
               3.50% (until 10/27/00)
               5.00%, 10/27/24                                              333,467
                                                                   ----------------
              Total foreign government securities (cost
               $397,149)                                                    426,792
                                                                   ----------------
U.S. GOVERNMENT AND AGENCY SECURITIES  28.9%
US$   1,000   Federal Home Loan Mortgage Corp.,
               7.00%, 3/31/26                                               966,560
      1,799   Debs.,
               10.00%, 5/15/20                                            1,877,284
              Federal National Mortgage Association,
        546   6.50%, 5/1/06                                                 535,958
        262   5.00%, 4/1/14                                                 239,072
        348   5.00%, 4/1/14                                                 317,031
      1,000   7.50%, 1/31/27                                                985,310
              Government National Mortgage Association,
         91   6.75%, 9/20/22                                                 91,949
        585   7.50%, 12/15/28                                               579,569
      3,500   6.00%, 9/30/27                                              3,222,205
      2,500   6.50%, 3/31/27                                              2,370,325
        600   7.50%, 1/31/26                                                594,564
      2,000   8.50%, 12/31/24                                             2,041,880
      1,500   8.50%, 12/31/24                                             1,524,367
      1,075   United States Department Veteran Affairs,
               6.83501%, 1/15/30                                          1,026,648
      1,500   United States Treasury Bond, Principal Only,
               11.25%, 02/15/15                                             624,405
              United States Treasury Notes,
        645   3.625%, 7/15/02                                               642,838
        324   3.375%, 1/15/07                                               312,392
      1,776   3.875%, 1/15/09, TIPS                                       1,755,107

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Principal
Amount
(000)         Description                                          Value (Note 1)
---------------------------------------------------------------------------------------
              United States Treasury Security, Interest only,
$     1,000   Zero Coupon, 5/15/11                                 $        516,710
                                                                   ----------------
              Total U. S. government and agency securities (cost
               $20,213,183)                                              20,224,174
                                                                   ----------------
              Total debt obligations (cost $51,144,510)                  50,111,638
                                                                   ----------------
              Total long-term investments (cost $73,409,129)             75,456,749
                                                                   ----------------
SHORT-TERM INVESTMENTS  10.6%
COMMERCIAL PAPER  2.7%
              Edison Mission Midwest Holdings,
        400   6.85%, 9/7/00                                                 397,184
      1,000   6.78%, 9/13/00                                                991,902
        200   Reseau Ferre De France,
               6.52%, 10/26/00                                              196,885
              Washington Mutual Finance,
        300   6.70%, 8/28/00                                                298,492
                                                                   ----------------
              Total commercial paper (cost $1,884,463)                    1,884,463
                                                                   ----------------
REPURCHASE AGREEMENT  7.9%
      5,540   Joint Repurchase Agreement Account,
               6.538%, 8/1/00
               (cost $5,540,000; Note 5)                                  5,540,000
                                                                   ----------------
              Total short-term investments (cost $7,424,463)              7,424,463
                                                                   ----------------
              Total Investments  118.2%
               (cost $80,833,592; Note 4)                                82,881,212
              Liabilities in excess of other assets  (18.2)%            (12,756,727)
                                                                   ----------------
              Net Assets  100%                                     $     70,124,485
                                                                   ----------------
                                                                   ----------------

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

------------------------------
(a) Non-income producing security.
(b) Represents issuer in default on interest payments, non income producing security.
Pound S&P rating.
AB--Aktiebolag (Swedish stock company).
ADR--American Depository Receipt.
FHA--Federal Housing Administration.
LLC--Limited Liability Company.
LP--Limited Partnership.
MTN--Medium-Term Note.
NR--Not Rated by Moody's or Standard & Poor's.
N.V.--Naamloze Vennootschaap (Dutch Corporation).
PLC--Public Limited Company.
SA--Societe Anonyme (French Corporation).
TIPS--Treasury Inflation Protection Securities.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Statement of Assets and Liabilities

                                  July 31, 2000
---------------------------------------------------------------------------------------
                                                                                      <
ASSETS
Investments, at value (cost $80,833,592)                              $ 82,881,212
Cash                                                                       192,862
Foreign currency, at value (cost $7,661)                                     7,499
Receivable for investments sold                                          3,116,083
Interest and dividends receivable                                          553,306
Receivable for Fund shares sold                                            168,946
Unrealized appreciation on forward currency contracts                        3,595
Deferred expenses and other assets                                             368
                                                                     -------------
      Total assets                                                      86,923,871
                                                                     -------------
LIABILITIES
Payable for investments purchased                                       15,944,320
Payable for Fund shares reacquired                                         556,549
Accrued expenses and other liabilities                                     176,487
Distribution fee payable                                                    49,613
Management fee payable                                                      44,439
Payable for swaps purchased                                                 16,228
Unrealized depreciation on interest rate swaps                              11,016
Foreign withholding tax payable                                                734
                                                                     -------------
      Total liabilities                                                 16,799,386
                                                                     -------------
NET ASSETS                                                            $ 70,124,485
                                                                     -------------
                                                                     -------------
Net assets were comprised of:
   Shares of beneficial interest, at par                              $      6,344
   Paid-in capital in excess of par                                     61,755,125
                                                                     -------------
                                                                        61,761,469
   Undistributed net investment income                                     392,105
   Accumulated net realized gain on investments                          5,937,943
   Net unrealized appreciation on investments, foreign currency
      and interest rate swaps transactions                               2,032,968
                                                                     -------------
Net assets, July 31, 2000                                             $ 70,124,485
                                                                     -------------
                                                                     -------------

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Statement of Assets and Liabilities Cont'd.

                                                                     July 31, 2000
-------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($14,514,046 /
      1,312,702 shares of beneficial interest issued and
      outstanding)                                                          $11.06
   Maximum sales charge (5% of offering price)                                 .58
                                                                     -------------
   Maximum offering price to public                                         $11.64
                                                                     -------------
                                                                     -------------
Class B:
   Net asset value, offering price and redemption price per
      share ($43,837,693 / 3,965,946 shares of beneficial
      interest issued and outstanding)                                      $11.05
                                                                     -------------
                                                                     -------------
Class C:
   Net asset value and redemption price per share ($11,301,315 /
      1,022,356 shares of beneficial interest issued and
      outstanding)                                                          $11.05
   Sales charge (1% of offering price)                                         .11
                                                                     -------------
   Offering price to public                                                 $11.16
                                                                     -------------
                                                                     -------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($471,430 / 42,653 shares of beneficial interest
      issued and outstanding)                                               $11.05
                                                                     -------------
                                                                     -------------

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Statement of Operations

                                                                         Year
                                                                         Ended
                                                                       July 31,
                                                                         2000
-------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                           $3,500,952
   Dividends (net of foreign withholding taxes of $1,304)                297,390
                                                                     ------------
      Total income                                                     3,798,342
                                                                     ------------
Expenses
   Management fee                                                        558,132
   Distribution fee--Class A                                              31,338
   Distribution fee--Class B                                             365,743
   Distribution fee--Class C                                             129,543
   Custodian's fees and expenses                                         300,000
   Transfer agent's fees and expenses                                     63,000
   Reports to shareholders                                                63,000
   Registration fees                                                      60,000
   Audit fee                                                              25,000
   Legal fees                                                             14,000
   Amortization of offering costs                                          9,033
   Trustees' fees and expenses                                             6,000
   Miscellaneous                                                           2,929
                                                                     ------------
      Total expenses                                                   1,627,718
                                                                     ------------
Net investment income                                                  2,170,624
                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
   Net realized gain on:
   Investment transactions                                             6,219,031
   Foreign currency transactions                                          65,465
   Swaps                                                                  52,224
                                                                     ------------
                                                                       6,336,720
                                                                     ------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                          (221,530)
   Foreign currencies                                                     21,185
   Swaps                                                                 (11,016)
                                                                     ------------
                                                                        (211,361)
                                                                     ------------
Net gain on investments                                                6,125,359
                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $8,295,983
                                                                     ------------
                                                                     ------------

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Statement of Changes in Net Assets

                                                  Year         November 18, 1998(a)
                                                  Ended              Through
                                              July 31, 2000       July 31, 1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
Operations
   Net investment income                      $   2,170,624        $  1,315,456
   Net realized gain on investment and
      foreign currency transactions               6,336,720             577,710
   Net change in unrealized
      appreciation/(depreciation) of
      investments, foreign currencies and
      swaps                                        (211,361)          2,244,329
                                              -------------    --------------------
   Net increase in net assets resulting
      from operations                             8,295,983           4,137,495
                                              -------------    --------------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                      (419,711)           (118,082)
      Class B                                    (1,002,217)           (278,242)
      Class C                                      (337,721)           (155,747)
      Class Z                                      (348,570)           (637,575)
                                              -------------    --------------------
                                                 (2,108,219)         (1,189,646)
                                              -------------    --------------------
   Distributions from net realized gains on
      investment transactions
      Class A                                      (113,245)                 --
      Class B                                      (387,774)                 --
      Class C                                      (152,973)                 --
      Class Z                                      (219,765)                 --
                                              -------------    --------------------
                                                   (873,757)                 --
                                              -------------    --------------------
Fund share transactions (net of share
   conversions)
   (Note 6)
   Net proceeds from shares sold              $  35,877,305        $107,208,098
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                               2,861,038           1,162,526
   Cost of shares reacquired                    (48,138,088)        (37,138,250)
                                              -------------    --------------------
   Net decrease in net assets from Fund
      share transactions                         (9,399,745)         71,232,374
                                              -------------    --------------------
Total increase/(decrease)                        (4,085,738)         74,180,223
NET ASSETS
Beginning of year                                74,210,223              30,000
                                              -------------    --------------------
End of year(b)                                $  70,124,485        $ 74,210,223
                                              -------------    --------------------
                                              -------------    --------------------
------------------------------
(a) Commencement of investment operations.
(b) Includes undistributed net investment
    income of                                 $     392,105        $    236,864
                                              -------------    --------------------

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements
      Prudential Diversified Funds (the 'Trust') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company presently consisting of three Portfolios: Prudential Diversified Conservative Growth Fund (the 'Fund'), Prudential Diversified Moderate Growth Fund and Prudential Diversified High Growth Fund. The Trust was organized as a business trust in Delaware on July 29, 1998. The Fund had no significant operations other than the issuance of 750 shares each of Class A, Class B, Class C and Class Z shares of beneficial interest for $30,000 on September 2, 1998 to Prudential Investments Fund Management LLC ('PIFM' or the 'Manager'). The Fund commenced investment operations on November 18, 1998. Jennison Associates, The Prudential Investment Corporation, Pacific Investment Management Company, Franklin Advisers, Inc. and The Dreyfus Corporation are the Fund's 'Advisers'.
      The investment objective of the Fund is to provide current income and a reasonable level of capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of debt obligations and equity securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Trust in the preparation of its financial statements.
      Securities Valuation: Securities for which the primary market is on an exchange and NASDAQ National Market Securities are valued at the last sales price on such exchange on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the Adviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent pricing agent or broker-dealer. Privately placed securities including equity securities for which market prices may be obtained from primary dealers shall be valued at the bid prices provided by such primary dealers. Securities for which market quotations are not readily available, may be valued using the last available market quotation for a period not to exceed five days, provided the Manager and Adviser feel this is representative of market value, after that period, such securities are valued in good faith under procedures adopted by the Trustees.

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements Cont'd.
      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
      In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
      All securities are valued as of 4:15 p.m., New York time.
      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
      (i) market value of investment securities, other assets and liabilities - at the closing daily rates of exchange.
      (ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.
      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.
      Net realized gains on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements Cont'd.
      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.
      Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
      Interest Rate Swaps: In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.
      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any.
      The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.
      Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements Cont'd.
      Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
      Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly, and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.
      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
      Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.
      Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.
      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.
      Deferred Offering Cost: The Fund incurred $77,498 in connection with the initial offering of the Fund. Offering costs were amortized over a period of 12 months ended November 1999.
      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with the American Institute of Certified

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements Cont'd.
Public Accountants Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income by $92,836, decrease accumulated net realized gain on investments by $83,803, and decrease paid-in capital by $9,033 for the period ended July 31, 2000, due to realized and recognized currency gains during the period and certain expenses not deductible for tax purposes. Net investment income, net realized gains and net assets were not affected by this change.
Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM manages the investment operations of the Fund, administers the Fund's affairs and supervises the Advisers' performance of all investment advisory services. PIFM pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PIFM, in turn, pays the Advisers' fees, computed daily and paid monthly, equal to the annual rate specified below based on the average daily net assets of the Fund segments they manage.

                                              Fee Paid By PIFM
            Advisers                             to Advisers
---------------------------------      -------------------------------
Jennison Associates LLC                .30% with respect to the first
  ('Jennison')                         $300 million; .25% for amounts
                                       in excess of $300 million
The Prudential Investment
  Corporation ('PIC')                  .375%(1)
Pacific Investment Management
  Company                              .25%
Franklin Advisers, Inc.                .50%
The Dreyfus Corporation                .45%
(1)Prior to January 1, 2000, PIC was reimbursed by PIFM for its reasonable costs and expenses.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements Cont'd.
PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.
      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the year ended July 31, 2000.
      PIMS has advised the Fund that it has received approximately $90,500 and $28,800 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended July 31, 2000.
      PIMS has advised the Fund that for the year ended July 31, 2000, it has received approximately $112,000 and $33,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
      Jennison, PIMS, PIC and PIFM are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.
      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the period ended July 31, 2000.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Trust's transfer agent. During the year ended July 31, 2000, the Fund incurred fees of approximately $54,000 for the services of PMFS. As of July 31, 2000 approximately $5,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2000 were $190,136,013 and $196,606,023, respectively.

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements Cont'd.
      At July 31, 2000, the Fund had outstanding forward currency contracts to sell foreign currencies as follows:

                                          Value at
         Foreign Currency              Settlement Date       Value at
          Sale Contracts                   Payable         July 31, 2000     Appreciation
-----------------------------------    ---------------     -------------     ------------
Euro,
  expiring 8/14/00                        $ 558,385          $ 554,790          $3,595
                                       ---------------     -------------     ------------
                                       ---------------     -------------     ------------

      The Fund entered into 6 interest rate swap agreements. Under the agreement the Fund receives a floating rate and pays a respective fixed rate. Details of the swaps at July 31, 2000 are as follows:

Notional                                                   Unrealized
 Amount      Fixed        Floating       Termination      Appreciation
 (000)        Rate          Rate             Date        (Depreciation)
--------     ------    --------------    ------------    --------------
 $   20      6.25%     6 month LIBOR      1/4/24(c)         $ (3,573)
     80      6.175     6 month LIBOR      5/22/30(a)          (1,479)
  2,500      7.75      3 month LIBOR      1/1/01(b)            6,250
  1,300      7.498     3 month LIBOR      5/8/03(b)          (11,546)
    500      7.00      3 month LIBOR      9/15/00(b)            (353)
    500      7.00      3 month LIBOR      9/22/00(a)            (315)
                                                         --------------
                                                            $(11,016)
                                                         --------------
                                                         --------------

------------------------------
(a) Counterparty--Goldman Sachs
(b) Counterparty--Morgan Stanley Dean Witter
(c) Counterparty--J.P. Morgan
      The United States federal income tax basis of the Fund's investments, including short-term investments, as of July 31, 2000 was $81,030,809; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,850,403 (gross unrealized appreciation--$5,941,922, gross unrealized depreciation--$4,091,519).
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of July 31, 2000, the Fund had a 1.0% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $5,540,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements Cont'd.
      ABN AMRO Incorporated, 6.56%, in the principal amount of $100,000,000, repurchase price $100,018,222, due 8/1/00. The value of the collateral including accrued interest was $102,000,029.
      Bear, Stearns & Co. Inc., 6.55%, in the principal amount of $100,000,000, repurchase price $100,018,194, due 8/1/00. The value of the collateral including accrued interest was $102,926,906.
      Greenwich Capital Markets, Inc., 6.57%, in the principal amount of $110,000,000, repurchase price $110,020,075, due 8/1/00. The value of the collateral including interest was $112,201,716.
      Merrill Lynch, Pierce, Fenner & Smith, Inc., 6.45%, in the principal amount of $97,030,000, repurchase price $97,047,384, due 8/1/00. The value of the collateral including accrued interest was $98,970,864.
      Salomon Smith Barney, Inc., 6.55%, in the principal amount of $155,000,000, repurchase price $155,028,201, due 8/1/00. The value of the collateral including accrued interest was $158,174,190.

Note 6. Capital
      The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
-----------------------------------------------------------   ----------    ------------
Year ended July 31, 2000:
Shares sold                                                    1,090,045    $ 11,650,462
Shares issued in reinvestment of dividends and
  distributions                                                   47,988         515,634
Shares reacquired                                               (812,925)     (8,741,195)
                                                              ----------    ------------
Net increase in shares outstanding before conversion             325,108       3,424,901
Shares issued upon conversion from Class B                       109,810       1,201,204
                                                              ----------    ------------
Net increase in shares outstanding                               434,918    $  4,626,105
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements Cont'd.

Class A                                                         Shares         Amount
-----------------------------------------------------------   ----------    ------------
November 18, 1998(a) through July 31, 1999:
Shares sold                                                    1,042,412    $ 10,711,221
Shares issued in reinvestment of dividends                        10,808         113,563
Shares reacquired                                               (177,770)     (1,852,189)
                                                              ----------    ------------
Net increase in shares outstanding before conversion             875,450       8,972,595
Shares issued upon conversion from Class B                         1,584          16,195
                                                              ----------    ------------
Net increase in shares outstanding                               877,034    $  8,988,790
                                                              ----------    ------------
                                                              ----------    ------------
Class B
-----------------------------------------------------------
Year ended July 31, 2000:
Shares sold                                                    1,916,483    $ 20,536,163
Shares issued in reinvestment of dividends and
   distributions                                                 123,462       1,322,329
Shares reacquired                                               (885,951)     (9,503,752)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           1,153,994      12,354,740
Shares issued upon conversion into Class A                      (110,000)     (1,201,204)
                                                              ----------    ------------
Net increase in shares outstanding                             1,043,994    $ 11,153,536
                                                              ----------    ------------
                                                              ----------    ------------
November 18, 1998(a) through July 31, 1999:
Shares sold                                                    3,203,723    $ 32,945,049
Shares issued in reinvestment of dividends                        25,247         265,233
Shares reacquired                                               (306,183)     (3,184,477)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           2,922,787      30,025,805
Shares issued upon conversion into Class A                        (1,585)        (16,195)
                                                              ----------    ------------
Net increase in shares outstanding                             2,921,202    $ 30,009,610
                                                              ----------    ------------
                                                              ----------    ------------
------------------------------
(a) Commencement of investment operations.

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Notes to Financial Statements Cont'd.

Class C                                                         Shares         Amount
-----------------------------------------------------------   ----------    ------------
Year ended July 31, 2000:
Shares sold                                                      304,558    $  3,288,339
Shares issued in reinvestment of dividends and
  distributions                                                   42,720         455,132
Shares reacquired                                               (681,306)     (7,334,166)
                                                              ----------    ------------
Net decrease in shares outstanding                              (334,028)   $ (3,590,695)
                                                              ----------    ------------
                                                              ----------    ------------
November 18, 1998(a) through
July 31, 1999:
Shares sold                                                    1,533,354    $ 15,566,209
Shares issued in reinvestment of dividends                        13,956         146,297
Shares reacquired                                               (191,676)     (1,993,717)
                                                              ----------    ------------
Net increase in shares outstanding                             1,355,634    $ 13,718,789
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
-----------------------------------------------------------
Year ended July 31, 2000:
Shares sold                                                       37,256    $    402,341
Shares issued in reinvestment of dividends and
   distributions                                                  54,363         567,943
Shares reacquired                                             (2,059,454)    (22,558,975)
                                                              ----------    ------------
Net decrease in shares outstanding                            (1,967,835)   $(21,588,691)
                                                              ----------    ------------
                                                              ----------    ------------
November 18, 1998(a) through
July 31, 1999:
Shares sold                                                    4,798,062    $ 47,985,619
Shares issued in reinvestment of dividends                        61,120         637,433
Shares reacquired                                             (2,849,444)    (30,107,867)
                                                              ----------    ------------
Net increase in shares outstanding                             2,009,738    $ 18,515,185
                                                              ----------    ------------
                                                              ----------    ------------

------------------------------
(a) Commencement of investment operations.

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Financial Highlights

                                                              Class A
                                                --------------------------------------
                                                                  November 18, 1998(a)
                                                 Year Ended             Through
                                                July 31, 2000        July 31, 1999
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of period               $ 10.36               $10.00
                                                -------------           -------
Income from investment operations:
Net investment income                                  .37                  .19
Net realized and unrealized gain on
   investments and foreign currencies                  .82                  .35
                                                -------------           -------
      Total from investment operations                1.19                  .54
                                                -------------           -------
Less distributions
Dividends from net investment income                  (.37)                (.18)
Distributions from net realized capital
   gains                                              (.12)                  --
                                                -------------           -------
      Total dividends and distributions               (.49)                (.18)
                                                -------------           -------
Net asset value, end of period                     $ 11.06               $10.36
                                                -------------           -------
                                                -------------           -------
TOTAL RETURN(b)                                      11.73%                5.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $14,514               $9,097
Average net assets (000)                           $12,535               $6,157
Ratios to average net assets:
   Expenses, including distribution fees              1.73%                1.92%(c)
   Expenses, excluding distribution fees              1.48%                1.67%(c)
   Net investment income                              3.46%                2.69%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate                             244%                 180%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Financial Highlights Cont'd.

                                                              Class B
                                                --------------------------------------
                                                                  November 18, 1998(a)
                                                 Year Ended             Through
                                                July 31, 2000        July 31, 1999
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of period               $ 10.35              $  10.00
                                                -------------           --------
Income from investment operations:
Net investment income                                  .29                   .14
Net realized and unrealized gain on
   investments and foreign currencies                  .82                   .34
                                                -------------           --------
      Total from investment operations                1.11                   .48
                                                -------------           --------
Less distributions
Dividends from net investment income                  (.29)                 (.13)
Distributions from net realized capital
gains                                                 (.12)                   --
                                                -------------           --------
      Total dividends and distributions               (.41)                 (.13)
                                                -------------           --------
Net asset value, end of period                     $ 11.05              $  10.35
                                                -------------           --------
                                                -------------           --------
TOTAL RETURN(b)                                      10.89%                 4.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $43,838              $ 30,235
Average net assets (000)                           $36,574              $ 19,308
Ratios to average net assets:
   Expenses, including distribution fees              2.48%                 2.67%(c)
   Expenses, excluding distribution fees              1.48%                 1.67%(c)
   Net investment income                              2.70%                 1.94%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period. See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Financial Highlights Cont'd.

                                                                         Class C
                                                -----------------------------------------
                                                                     November 18, 1998(a)
                                                   Year Ended              Through
                                                 July 31, 2000          July 31, 1999
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of period                $  10.35               $  10.00
                                                    --------               --------
Income from investment operations:
Net investment income                                    .28                    .14
Net realized and unrealized gain on
   investments and foreign currencies                    .83                    .34
                                                    --------               --------
      Total from investment operations                  1.11                    .48
                                                    --------               --------
Less distributions
Dividends from net investment income                    (.29)                  (.13)
Distributions from net realized capital
gains                                                   (.12)                    --
                                                    --------               --------
      Total dividends and distributions                 (.41)                  (.13)
                                                    --------               --------
Net asset value, end of period                      $  11.05               $  10.35
                                                    --------               --------
                                                    --------               --------
TOTAL RETURN(b)                                        10.89%                  4.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $ 11,301               $ 14,035
Average net assets (000)                            $ 12,954               $ 12,039
Ratios to average net assets:
   Expenses, including distribution fees                2.48%                  2.67%(c)
   Expenses, excluding distribution fees                1.48%                  1.67%(c)
   Net investment income                                2.63%                  1.91%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Financial Highlights Cont'd.

                                                                Class Z
                                                -----------------------------------------
                                                                     November 18, 1998(a)
                                                   Year Ended              Through
                                                 July 31, 2000          July 31, 1999
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of period                $  10.37               $  10.00
                                                    --------               --------
Income from investment operations:
Net investment income                                    .35                    .21
Net realized and unrealized gain on
   investments and foreign currencies                    .85                    .35
                                                    --------               --------
      Total from investment operations                  1.20                    .56
                                                    --------               --------
Less distributions
Dividends from net investment income                    (.40)                  (.19)
Distributions from net realized capital
gains                                                   (.12)                    --
                                                    --------               --------
      Total dividends and distributions                 (.52)                  (.19)
                                                    --------               --------
Net asset value, end of period                      $  11.05               $  10.37
                                                    --------               --------
                                                    --------               --------
TOTAL RETURN(b)                                        11.84%                  5.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $    471               $ 20,843
Average net assets (000)                            $ 12,354               $ 38,460
Ratios to average net assets:
   Expenses, including distribution fees                1.48%                  1.67%(c)
   Expenses, excluding distribution fees                1.48%                  1.67%(c)
   Net investment income                                3.30%                  2.89%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period. See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Report of Independent Accountants
To the Shareholders and Trustees of
Prudential Diversified Funds--
Prudential Diversified Conservative Growth Fund
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Diversified Funds--Prudential Diversified Conservative Growth Fund (the 'Fund') at July 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period November 18, 1998 (commencement of operations) through July 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
September 22, 2000

       Prudential Diversified Funds     Prudential Diversified Conservative
Growth Fund
             Federal Income Tax Information
      We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (July 31, 2000) as to the federal tax status of dividends paid by the Fund during such fiscal period. Accordingly, we are advising you that during the fiscal period, the Fund paid dividends for Class A, Class B, Class C and Class Z shares totaling $.37, $.29, $.29 and $.40 per share, of ordinary income, which is taxable as such, respectively. In addition, the Fund paid to Class A, B, C and Z shares a short-term capital gain distribution of $.12 which is taxable as such. Further, we wish to advise you that 6.96% of the ordinary income dividends paid in the fiscal year ended July 31, 2000 qualified for the corporate dividend received deduction available to corporate taxpayers.
      In January 2001, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 2000.
IMPORTANT NOTICE FOR CERTAIN SHAREHOLDERS
      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state's taxing authorities. We are pleased to report that 6.73% of the dividends paid by the Prudential Diversified Conservative Growth Fund qualify for such deduction.
      For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.7%
Common Stocks  58.8%
-------------------------------------------------------------------------------------
Aerospace  0.3%
     37,900   British Aerospace PLC (United Kingdom)(a)           $        255,560
      5,825   GenCorp., Inc.                                                46,236
     19,300   Loral Space & Communications, Inc.                           100,119
      1,350   Skywest, Inc.                                                 60,244
                                                                  ----------------
                                                                           462,159
-------------------------------------------------------------------------------------
Agriculture & Equipment
      2,175   Toro Co.                                                      65,522
-------------------------------------------------------------------------------------
Airlines  0.1%
     10,100   Deutsche Lufthansa AG (Germany)                              249,008
-------------------------------------------------------------------------------------
Aluminum  0.5%
     26,400   Alcoa, Inc.                                                  798,600
      3,012   Reliance Steel & Aluminum Co.                                 63,252
                                                                  ----------------
                                                                           861,852
-------------------------------------------------------------------------------------
Apparel  0.1%
      2,225   American Eagle Outfitters, Inc.(a)                            33,097
      2,300   Kellwood Co.                                                  51,462
                                                                  ----------------
                                                                            84,559
-------------------------------------------------------------------------------------
Audio/Visual  0.4%
      1,175   Harman International Industries, Inc.                         74,319
      3,000   Polycom, Inc.(a)                                             284,578
      3,800   Sony Corp. (Japan)                                           349,349
                                                                  ----------------
                                                                           708,246
-------------------------------------------------------------------------------------
Auto & Truck  0.6%
      1,475   Borg-Warner Automotive, Inc.                                  50,058
      2,237   Delphi Automotive Systems Corp.                               33,136
      6,375   Dura Automotive Systems, Inc.(a)                              65,742
      3,610   General Motors Corp.                                         205,544
     11,100   GKN PLC (United Kingdom)                                     142,127

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      3,200   Lear Corp.(a)                                       $         74,600
     87,000   Nissan Motor Co., Ltd. (Japan)(a)                            434,464
      1,450   Superior Industries Int'l, Inc.                               43,591
                                                                  ----------------
                                                                         1,049,262
-------------------------------------------------------------------------------------
Banking  3.4%
      4,650   BancorpSouth, Inc.                                            70,622
      3,000   Bank of New York Co., Inc.                                   140,438
      1,000   Bank United Corp. (Class A)                                   36,438
     13,700   BankAmerica Corp.                                            649,037
      5,758   Banknorth Group, Inc.                                         88,169
      2,320   Banque Nationale de Paris (France)                           229,006
      6,600   Bayerische Vereinsbank AG (Germany)                          383,243
      2,275   BSB Bancorp, Inc.                                             48,628
      1,875   City National Corp.                                           68,789
      1,975   CORUS Bankshares, Inc.                                        57,769
      5,950   Cullen/Frost Bankers, Inc.                                   169,203
      5,968   CVB Financial Corp.                                           93,996
        250   First Citizens BancShares, Inc. (Class A)                     15,250
     17,000   Fuji Bank (Japan)                                            109,883
      6,000   Golden State Bancorp, Inc.(a)                                114,750
      1,400   Greater Bay Bancorp                                           75,338
     20,700   Halifax Group PLC (United Kingdom)                           162,224
      2,750   Harbor Florida BancShares, Inc.                               31,281
     23,300   HSBC Holdings PLC (Hong Kong)(a)                             315,447
     19,000   IND Bank (Japan)                                             121,943
      5,100   ING Groep N.V. (Netherlands)                                 341,001
     20,500   Investor AB (Sweden)                                         297,228
      5,700   LaBranche & Co., Inc.(a)                                     116,138
      4,650   MAF Bancorp, Inc.                                             92,709
     35,400   Overseas-Chinese Banking Corp. Ltd. (Singapore)              257,432
      2,000   Queens County Bancorp, Inc.                                   46,250
     13,200   Sao Paolo Imi SpA (Italy)                                    223,890
      9,800   Silicon Valley Bancshares                                    429,362
      2,325   Southwest Bancorp of Texas(a)                                 60,886
     35,000   Sumitomo Trust & Banking Co. Ltd. (Japan)                    225,590
     12,460   Svenska Handelsbanken, Ser. A (Sweden)                       187,448

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     41,000   The Sakura Bank Ltd. (Japan)                        $        237,687
     45,896   United Overseas Bank Ltd.                                    328,462
      4,675   Washington Federal, Inc.                                      87,656
      3,200   Westamerica Bancorporation                                    88,800
      1,625   Whitney Holding Corp.                                         60,430
                                                                  ----------------
                                                                         6,062,423
-------------------------------------------------------------------------------------
Broadcasting
        100   Wink Communications, Inc.(a)                                   2,450
-------------------------------------------------------------------------------------
Building & Products  1.0%
      2,565   ABB AG (Switzerland)                                         305,750
      5,700   American Standard Companies, Inc.(a)                         254,006
      7,600   Centex Corp.                                                 181,925
      5,375   D.R.Horton, Inc.                                              83,313
        775   Dycom Industries, Inc.(a)                                     33,131
      2,575   Kaufman & Broad Home Corp.                                    50,373
      5,050   M.D.C. Holdings, Inc.                                        101,000
      6,175   Pulte Corp.                                                  141,639
      7,150   Rayonier, Inc.                                               290,916
      1,525   Texas Industries, Inc.                                        49,467
      5,000   Thomas Industries, Inc.                                      104,375
      1,925   Toll Brothers, Inc.(a)                                        46,561
      5,250   Webb Delaware Corp.                                           80,063
                                                                  ----------------
                                                                         1,722,519
-------------------------------------------------------------------------------------
Cable  0.1%
      1,875   Belden, Inc.                                                  47,109
      1,650   Cable Design Technologies Corp.                               58,163
      4,275   General Cable Corp.                                           36,872
      7,000   Sumitomo Electric Industries (Japan)                         113,370
                                                                  ----------------
                                                                           255,514
-------------------------------------------------------------------------------------
Casinos
        775   Anchor Gaming(a)                                              41,995

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Chemicals  0.7%
      5,700   Akzo Nobel N.V. (Netherlands)                       $        253,533
      3,050   Albemarle Corp.                                               75,297
      1,800   Arch Chemicals, Inc.                                          36,000
        200   Cambrex Corp.                                                  9,038
      2,800   Cytec Industries, Inc.(a)                                     87,500
      5,400   Eastman Chemical Co.                                         253,125
        825   H.B. Fuller Co.                                               31,866
     12,300   Imperial Chemical Industries PLC (United Kingdom)             88,376
      4,250   Olin Corp.                                                    66,672
      1,000   OM Group, Inc.                                                47,437
      3,050   Spartech Corp.                                                81,778
      1,700   The Geon Co.                                                  27,944
      2,800   The Lubrizol Corp.                                            59,850
      7,200   W.R. Grace & Co.(a)                                           71,100
                                                                  ----------------
                                                                         1,189,516
-------------------------------------------------------------------------------------
Commercial Services
      2,900   Luminant Worlwide Corp.(a)                                    23,562
-------------------------------------------------------------------------------------
Computers  2.7%
      5,300   ASM Lithography Holding N.V. (Netherlands)(a)                210,675
      2,275   Brooktrout, Inc.(a)                                           68,819
      7,200   Catapult Communications Corp.(a)                              95,850
      1,200   Citrix Systems, Inc.(a)                                       18,300
     40,800   Compaq Computer Corp.                                      1,144,950
      4,500   Comverse Technology, Inc.(a)                                 394,875
      8,300   Dell Computer Corp.(a)                                       364,681
     10,100   EMC Corp.(a)                                                 859,763
      9,800   Hewlett-Packard Co.                                        1,070,037
      2,000   InFocus Corp.(a)                                              70,000
      2,700   Microsoft Corp.(a)                                           188,494
      3,100   TDK Corp.                                                    393,700
                                                                  ----------------
                                                                         4,880,144
-------------------------------------------------------------------------------------
Computer Services  1.8%
      8,400   Affiliated Computer Services, Inc.(a)                        378,525

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
        300   AnswerThink Consulting Group, Inc.(a)               $          5,044
      2,700   Axent Technologies, Inc.(a)                                   66,488
     21,000   Cisco Systems, Inc.(a)                                     1,374,187
        100   E Piphany, Inc.                                                9,306
      8,500   Marchfirst, Inc.(a)                                          175,844
      7,500   NetSolve, Inc.(a)                                            176,250
        100   Predictive Systems, Inc.(a)                                    2,200
      1,300   RadiSys Corp.(a)                                              79,950
      2,000   RSA Security, Inc.(a)                                        126,750
        300   Sapient Corp.(a)                                              34,125
      4,700   Sun Microsystems, Inc.(a)                                    495,556
      1,600   Verisign, Inc.(a)                                            253,900
                                                                  ----------------
                                                                         3,178,125
-------------------------------------------------------------------------------------
Consumer Products  0.4%
      2,962   Fossil, Inc.                                                  54,056
      2,000   PerkinElmer, Inc.                                            127,875
      1,340   Siemens AG (Germany)                                         207,411
      2,675   Tupperware Corp.                                              51,995
      2,400   Waters Corp.(a)                                              284,700
                                                                  ----------------
                                                                           726,037
-------------------------------------------------------------------------------------
Cosmetics/Toiletries  0.3%
      9,000   Kao Corp. (Japan)                                            266,216
      4,100   The Estee Lauder Co., Inc.                                   180,400
                                                                  ----------------
                                                                           446,616
-------------------------------------------------------------------------------------
Dental Supplies
      1,925   Patterson Dental Co.(a)                                       51,013
-------------------------------------------------------------------------------------
Diversified Manufacturing  0.9%
      1,800   Corning, Inc.                                                421,087
      2,000   CUNO, Inc.(a)                                                 60,500
     11,000   General Electric Co.                                         565,812
     66,800   Invensys PLC (United Kingdom)                                239,481
      1,875   Trinity Industries, Inc.                                      36,094
      5,350   Veba AG (Germany)                                            299,007
                                                                  ----------------
                                                                         1,621,981

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Diversified Operations  0.3%
      2,000   Lagardere S.A. (France)                             $        129,481
      7,075   Pactiv Corp.(a)                                               65,444
      1,225   United Stationers, Inc.                                       35,678
      3,239   Vivendi (France)                                             258,778
                                                                  ----------------
                                                                           489,381
-------------------------------------------------------------------------------------
Drugs & Medical Supplies  0.5%
      2,000   Datascope Corp.(a)                                            75,500
      7,000   Sankyo Co. Ltd. (Japan)                                      164,240
     26,000   Smithkline Beecham PLC (United Kingdom)(a)                   335,054
      5,433   Zeneca Group PLC (United Kingdom)(a)                         234,138
                                                                  ----------------
                                                                           808,932
-------------------------------------------------------------------------------------
Electrical Utilities  0.5%
     24,277   British Energy                                                87,307
      1,825   CH Energy Group, Inc.                                         59,541
      3,025   Conectiv, Inc.                                                50,101
     17,020   Endesa S.A. (Spain)                                          353,202
      5,775   Minnesota Power, Inc.                                        123,080
      6,300   Public Service Co. of New Mexico                             114,187
        950   RGS Energy Group, Inc.                                        21,791
      2,975   Sierra Pacific Resources                                      42,022
                                                                  ----------------
                                                                           851,231
-------------------------------------------------------------------------------------
Electronic Components  3.3%
      4,700   Alpha Industries, Inc.(a)                                    160,094
      2,500   Applied Micro Circuits Corp.(a)                              373,125
     13,900   Arrow Electronics, Inc.(a)                                   459,569
      1,650   ATMI, Inc.(a)                                                 42,488
      5,200   Avnet, Inc.                                                  296,075
      1,300   Broadcom Corp.(a)                                            291,525
      2,050   Cleco Corp.                                                   75,594
        575   Electro Scientific Industries, Inc.(a)                        26,127
      1,625   Electroglas, Inc.(a)                                          32,500
     11,040   Electrolux AB, Ser. B (Sweden)                               164,280
      3,200   Flextronics International Ltd.(a)                            226,550

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     17,101   General Motors Corp (Class H)                       $        442,488
     10,000   Gentex Corp.(a)                                              227,500
      8,000   Hitachi Ltd. (Japan)                                          95,677
      2,450   Idacorp, Inc.                                                 90,650
      1,100   Integrated Silicon Solution, Inc.(a)                          23,100
      7,500   Motorola, Inc.                                               247,969
      6,000   Novellus Systems, Inc.(a)                                    323,625
      4,904   Philips Electronic N.V. (Netherlands)                        222,173
      2,500   PMC-Sierra, Inc.(a)                                          484,687
        225   Power-One, Inc.(a)                                            26,564
        300   Q-Logic Corp.                                                 22,350
      7,600   Reliant Energy, Inc.                                         254,600
      2,700   Rogers Corp.(a)                                               96,525
      7,400   Stmicroelectronics N.V. (Netherlands)                        421,337
     13,300   Texas Instruments, Inc.                                      780,544
        700   Veeco Instruments, Inc.(a)                                    55,125
                                                                  ----------------
                                                                         5,962,841
-------------------------------------------------------------------------------------
Entertainment  0.1%
      1,625   Gaylord Entertainment Co.                                     40,320
      1,900   SFX Entertainment, Inc.(a)                                    87,400
                                                                  ----------------
                                                                           127,720
-------------------------------------------------------------------------------------
Fertilizers  0.1%
      2,000   Potash Corp. of Saskatchewan, Inc.                           107,375
-------------------------------------------------------------------------------------
Financial Services  3.2%
        900   ACOM Co. Ltd. (Japan)                                         68,197
      4,075   Allied Capital Corp.                                          77,170
     13,700   American Express Co.                                         776,619
      2,750   Arthur J. Gallagher & Co.                                    134,922
      2,175   Bancwest Corp.                                                40,102
     19,850   Citigroup, Inc.                                            1,400,666
        750   Dain Rauscher Corp.                                           50,859
      5,025   Doral Financial Corp.                                         65,325
      3,250   Downey Financial Corp.                                       113,750
      1,700   Eaton Vance Corp.                                             88,081
      9,000   Federated Investment, Inc.                                   235,687

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      3,500   Fulton Financial Corp.                              $         75,250
     12,000   Getronics N.V. (Netherlands)                                 202,424
      2,700   John H. Harland Co.                                           36,113
      4,300   Merrill Lynch & Co., Inc.                                    555,775
      5,250   Metris Co., Inc.                                             153,891
     11,900   Morgan Stanley Dean Witter                                 1,085,875
      1,800   Orix Corp. (Japan)                                           232,528
      3,100   PFF Bancorp, Inc.                                             53,863
      7,100   Schwab Charles Corp.                                         256,487
      3,500   Webster Financial Corp.                                       78,313
                                                                  ----------------
                                                                         5,781,897
-------------------------------------------------------------------------------------
Food & Beverage  1.4%
        700   Adolph Coors Co.                                              44,100
     34,300   Cadbury Schweppes PLC (United Kingdom)                       221,906
      1,800   Dean Foods Co.                                                62,663
     29,100   Diageo PLC (United Kingdom)                                  255,525
      2,325   Fleming Cos., Inc.                                            36,473
      4,800   Heineken N.V. (Netherlands)                                  274,496
      2,750   Michael Foods, Inc.                                           66,000
     27,200   Nabisco Group Holding Corp.                                  720,800
      2,400   Performance Food Group Co.(a)                                 79,050
      4,350   Riviana Foods, Inc.                                           70,687
     16,400   Sara Lee Corp.                                               302,375
      2,675   Smithfield Foods, Inc.(a)                                     76,070
     84,200   Tesco PLC (United Kingdom)                                   277,573
      2,500   Universal Foods Corp.                                         48,750
                                                                  ----------------
                                                                         2,536,468
-------------------------------------------------------------------------------------
Gold Mines
      2,575   Commerce Group Corp.(a)                                       71,456
-------------------------------------------------------------------------------------
Health Care  3.0%
      3,925   Apria Healthcare Group, Inc.(a)                               58,630
     29,200   Foundation Health Systems, Inc.                              425,225
     39,600   HCA-The Healthcare Corp.                                   1,346,400
     33,900   HEALTHSOUTH Corp.(a)                                         201,281
      4,950   Nationwide Health Properties, Inc.                            77,962

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      7,400   PacifiCare Health Systems, Inc.(a)                  $        481,000
      4,500   PAREXEL International Corp.(a)                                44,719
     48,100   Tenet Healthcare Corp.(a)                                  1,464,044
      2,000   Trigon Healthcare, Inc.(a)                                   106,000
      2,050   Varian Med Systems, Inc.                                      88,150
     11,700   Wellpoint Health Networks, Inc.(a)                         1,020,094
                                                                  ----------------
                                                                         5,313,505
-------------------------------------------------------------------------------------
Home Furnishings  0.1%
      2,000   Ethan Allen Interiors, Inc.                                   51,000
      3,550   Furniture Brands International, Inc.(a)                       52,584
                                                                  ----------------
                                                                           103,584
-------------------------------------------------------------------------------------
Hotels  0.2%
     20,500   Hilton Hotels Corp.                                          210,125
     27,400   MeriStar Hotels & Resorts, Inc.                               73,638
                                                                  ----------------
                                                                           283,763
-------------------------------------------------------------------------------------
Household Products
      1,050   Libbey, Inc.                                                  32,747
-------------------------------------------------------------------------------------
Human Resources  0.1%
      1,750   CDI Corp.(a)                                                  34,781
      2,925   Spherion Corp.(a)                                             55,941
                                                                  ----------------
                                                                            90,722
-------------------------------------------------------------------------------------
Industrial
        525   Brooks Automation, Inc.(a)                                    26,053
      1,400   Springs Industries, Inc.                                      45,150
                                                                  ----------------
                                                                            71,203
-------------------------------------------------------------------------------------
Insurance  4.1%
      3,100   Alfa Corp.                                                    56,575
      7,700   Alleanza Assicurazionni (Italy)(a)                            95,989
      1,124   Allianz AG (Germany)                                         416,722
      3,600   American Financial Group, Inc.                                90,000
      2,900   American General Corp.                                       193,394
      8,213   American International Group, Inc.                           720,134

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      2,000   Annuity & Life Ltd.                                 $         49,250
     15,800   AXA Financial, Inc.                                          604,350
      1,700   AXA-UAP (France)                                             258,406
     14,800   Chubb Corp.                                                1,095,200
      1,640   Fidelity National Financial, Inc.                             29,008
      2,100   First American Financial Corp.                                32,681
     10,000   John Hancock Financial Services, Inc.(a)                     236,250
      2,500   Leucadia National Corp.                                       66,719
     18,900   Old Republic International Corp.                             421,706
        500   Oxford Health Plans, Inc.(a)                                  11,969
      5,150   Presidential Life Corp.                                       74,353
     11,600   Prudential Corp. PLC (United Kingdom)                        158,350
        800   Quotesmith.com, Inc.(a)                                        1,950
      1,779   Radian Group, Inc.                                           108,297
      9,000   Reinsurance Group of America, Inc.                           286,312
     20,900   SAFECO Corp.                                                 482,006
      6,100   St. Paul Companies, Inc.                                     271,069
      1,575   Stancorp Financial Group, Inc.                                54,337
      2,750   The MONY Group, Inc.                                          98,312
      1,575   Triad Guaranty, Inc.(a)                                       38,194
     11,900   Unitedhealth Group, Inc.                                     973,569
        598   Zurich Versicherungs-Gesellschaft (Switzerland)              322,382
                                                                  ----------------
                                                                         7,247,484
-------------------------------------------------------------------------------------
Internet  0.1%
        475   Allaire Corp.(a)                                              14,658
        400   Go2Net, Inc.(a)                                               23,625
        100   Interwoven, Inc.(a)                                            6,456
      1,000   Investment Technology Group, Inc.(a)                          48,625
      1,650   National Discount Brokers Group, Inc.(a)                      54,347
      1,225   PurchasePro.com Inc.(a)                                       47,775
        300   Viant Corp.(a)                                                 9,900
        300   Ziff-Davis, Inc.(a)                                            5,138
                                                                  ----------------
                                                                           210,524

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Machinery & Equipment  0.2%
      1,050   Helix Technology Corp.                              $         34,125
      1,525   IDEX Corp.                                                    50,325
      3,925   JLG Industries, Inc.                                          39,986
      1,700   Kulicke & Soffa Industries, Inc.(a)                           76,712
      5,475   Lincoln Electric Holdings, Inc.                               82,809
      2,175   Milacron, Inc.                                                31,266
      2,975   Terex Corp.(a)                                                49,088
      2,225   The Manitowoc Co., Inc.                                       54,791
                                                                  ----------------
                                                                           419,102
-------------------------------------------------------------------------------------
Manufacturing  0.4%
      1,275   AptarGroup, Inc.                                              31,795
      1,290   Cie De Saint Gobain (France)                                 189,508
        900   Cirrus Logic, Inc.(a)                                         17,438
      2,100   GaSonics International Corp.(a)                               50,400
      2,000   KEMET Corp.(a)                                                48,000
      4,900   Mettler-Toledo International, Inc.(a)                        198,450
      2,350   Scott Technologies, Inc.                                      45,237
      6,520   Thyssen AG (Germany)                                         111,918
        100   Varian, Inc.(a)                                                4,213
                                                                  ----------------
                                                                           696,959
-------------------------------------------------------------------------------------
Media  1.4%
      8,500   Clear Channel Communications, Inc.(a)                        647,594
      1,400   Cumulus Media, Inc.                                           13,650
      3,600   Gemstar-TV Guide Int'l, Inc.(a)                              218,925
      4,400   Omnicom Group, Inc.                                          374,000
      1,575   Penton Media Inc.                                             54,534
      1,200   Time Warner, Inc.                                             92,025
     17,330   Viacom, Inc. (Class B)(a)                                  1,149,196
                                                                  ----------------
                                                                         2,549,924
-------------------------------------------------------------------------------------
Medical Products & Services
      5,150   Bergen Brunswig Corp. (Class A)                               45,062
        200   Coherent, Inc.(a)                                             11,975
                                                                  ----------------
                                                                            57,037

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Medical Technology  0.9%
      1,400   Albany Molecular Research, Inc.                     $         77,525
      8,000   Amgen, Inc.(a)                                               519,500
      2,600   Genetech, Inc.                                               395,525
      5,500   Inhale Therapeutic Systems, Inc.(a)                          446,531
      7,900   Serono S.A., ADR(a)                                          213,300
                                                                  ----------------
                                                                         1,652,381
-------------------------------------------------------------------------------------
Metals  0.5%
     21,500   Broken Hill Proprietary Co. Ltd. (Australia)                 227,499
      2,100   Cleveland-Cliffs, Inc.                                        52,106
      3,275   Commercial Metals Co.                                         96,203
      1,975   Kaydon Corp.                                                  41,352
      8,400   Phelps Dodge Corp.                                           341,775
      1,450   Precision Castparts Corp.                                     92,709
      3,225   Worthington Industries, Inc.                                  34,064
                                                                  ----------------
                                                                           885,708
-------------------------------------------------------------------------------------
Mining  0.3%
     27,600   Freeport-McMoRan Copper & Gold, Inc.(a)                      236,325
     18,000   Newmont Mining Corp.                                         319,500
                                                                  ----------------
                                                                           555,825
-------------------------------------------------------------------------------------
Networking  0.3%
        400   Adaptec, Inc.(a)                                               9,900
      1,800   Anixter International, Inc.(a)                                52,313
        400   C-COR.net Corp.(a)                                            10,575
      1,800   Juniper Networks, Inc.(a)                                    256,387
      1,800   Network Appliance, Inc.(a)                                   155,137
                                                                  ----------------
                                                                           484,312
-------------------------------------------------------------------------------------
Office Equipment & Supplies  0.6%
      6,000   Canon, Inc. (Japan)                                          267,312
     15,200   Harris Corp.                                                 520,600
      3,150   HON Industries, Inc.                                          84,065
     30,200   IKON Office Solutions, Inc.                                  122,687
     16,900   Lanier Worldwide, Inc.(a)                                     11,619
                                                                  ----------------
                                                                         1,006,283

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Oil & Gas Services  2.9%
      5,000   Alliant Energy Resources, Inc.                      $        303,125
      1,800   Amerada Hess Corp.                                           108,900
      3,025   Berry Petroleum Co.                                           55,017
     35,200   BP Amoco PLC (United Kingdom)                                308,033
     10,004   BP Amoco PLC, ADR                                            523,334
      5,475   Energen Corp.                                                123,188
     36,500   ENI SpA (Italy)                                              204,333
      3,225   Equitable Resources, Inc.                                    167,902
      2,925   Helmerich & Payne, Inc.                                       93,600
      3,676   Kerr-McGee Corp.                                             201,721
      7,600   Keyspan Energy                                               241,300
      9,000   Marine Drilling Companies, Inc.(a)                           195,750
      2,775   Mitchell Energy & Development Corp.                           88,453
      8,500   Newfield Exploration Co.(a)                                  289,531
      5,200   Nuevo Energy Co.                                              79,300
      8,900   Occidental Petroleum Corp.                                   180,225
      3,475   Oneok, Inc.                                                   92,739
      2,000   Patterson Energy, Inc                                         49,875
        525   Quest Diagnostics, Inc.(a)                                    52,992
      5,000   Schlumberger Ltd.                                            369,687
      1,000   St. Mary Land & Exploration Co.                               29,937
     11,585   Total S.A., ADR                                              852,222
      2,853   Total S.A., Ser. B (France)                                  422,824
      1,625   Ultramar Diamond Shamrock Corp.                               37,172
      2,850   Valero Energy Corp.                                           73,922
          1   Varco International, Inc.(a)                                       9
                                                                  ----------------
                                                                         5,145,091
-------------------------------------------------------------------------------------
Paper & Packaging  1.9%
      1,750   Chesapeake Corp.                                              45,828
      5,000   Fort James Corp.                                             152,813
      6,300   Georgia-Pacific Corp. (Timber Group)                         190,969
     25,100   Georgia-Pacific Group                                        622,793
     13,200   International Paper Co.                                      448,800
     15,700   Mead Corp.                                                   398,387
     14,000   Nippon Paper Industries Co. Ltd. (Japan)                     102,250

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      3,500   Pope & Talbot, Inc.                                 $         67,375
      8,800   Temple- Inland, Inc.                                         382,250
      6,300   UPM-Kymmene OY (Finland)                                     155,322
     10,400   Weyerhaeuser Co.                                             475,150
     14,300   Willamette Industries, Inc.                                  433,469
                                                                  ----------------
                                                                         3,475,406
-------------------------------------------------------------------------------------
Pharmaceuticals  2.2%
      1,225   Alpharma, Inc.                                                80,238
     11,000   American Home Products Corp.                                 583,687
      3,025   Bindley Western Industries, Inc.                              79,595
      4,300   Eli Lilly & Co.                                              446,663
     28,325   Pfizer, Inc.                                               1,221,516
     14,078   Pharmacia Corp.                                              770,770
      5,800   Rhone Poulenc S.A., Ser. A (France)                          446,723
         27   Roche Holdings AG (Switzerland)                              253,592
                                                                  ----------------
                                                                         3,882,784
-------------------------------------------------------------------------------------
Photography  0.7%
     22,400   Eastman Kodak Co.                                          1,229,200
-------------------------------------------------------------------------------------
Printing & Publishing  0.3%
      1,700   Banta Corp.                                                   32,831
      2,400   Lee Enterprises, Inc.                                         63,600
      1,000   Primedia, Inc.                                                92,250
     28,200   Reed International PLC (United Kingdom)                      225,438
      1,000   Scholastic Corp.(a)                                           63,875
                                                                  ----------------
                                                                           477,994
-------------------------------------------------------------------------------------
Radio & Television
        950   Entercom Communications Corp.(a)                              36,872
-------------------------------------------------------------------------------------
Real Estate Development
        700   Catellus Development Corp.(a)                                 12,075
-------------------------------------------------------------------------------------
Real Estate  1.0%
        400   Alexandria Real Estate Equities, Inc.                         14,325
      3,450   Amli Residential Properties Trust                             84,094
      3,575   Arden Realty, Inc.                                            94,737

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      1,925   Avalonbay Communities, Inc.                         $         90,716
      3,450   Bradley Real Estate, Inc.                                     74,175
      2,850   BRE Properties, Inc.                                          92,447
      3,375   Cabot Industrial Trust                                        69,188
      1,750   Camden Property Trust                                         54,688
      2,000   Developers Diversified Realty Corp.                           31,500
      2,350   First Industrial Realty Trust, Inc.                           75,200
      2,875   Franchise Finance Corp. of America                            69,000
      2,400   Gables Residential Trust                                      65,250
        800   General Growth Properties, Inc.                               27,100
      1,600   Health Care Property Investments, Inc.                        47,600
      2,850   Health Care REIT, Inc.                                        51,300
      3,625   Highwoods Properties, Inc.                                    97,875
      2,525   Hospitality Properties Trust                                  62,494
      6,950   JDN Realty Corp.                                              72,975
      9,000   MeriStar Hospitality Corp.                                   199,687
      5,300   Reckson Associates Realty Corp.                              139,125
      3,275   Regency Realty Corp.                                          78,600
        600   SL Green Realty Corp.                                         17,813
      3,325   Summit Properties, Inc.                                       79,384
      2,100   Weingarten Realty Investors                                   86,887
                                                                  ----------------
                                                                         1,776,160
-------------------------------------------------------------------------------------
Restaurants  0.5%
     11,600   CKE Restaurants, Inc.                                         34,075
     38,400   Darden Restaurants, Inc.                                     626,400
      1,900   Jack in the Box, Inc.(a)                                      40,731
      3,625   Ruby Tuesday, Inc.                                            44,633
      8,525   Ryan's Family Steak Houses, Inc.(a)                           77,791
                                                                  ----------------
                                                                           823,630
-------------------------------------------------------------------------------------
Retail  3.5%
      2,175   Alberto-Culver Co. (Class B)                                  66,066
      4,725   Ames Department Stores, Inc.(a)                               33,666
      2,100   BJ's Wholesale Club, Inc.(a)                                  62,869
     10,300   Consolidated Stores Corp.(a)                                 122,956
     20,500   Dillards, Inc. (Class A)                                     280,594

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      1,875   Dress Barn, Inc.(a)                                 $         38,906
      1,100   Factory 2-U Stores, Inc.(a)                                   45,650
     14,400   Gap, Inc.                                                    515,700
     31,900   Great Universal Stores PLC (United Kingdom)                  211,039
     23,800   Home Depot, Inc.                                           1,231,650
      5,000   J.C. Penney Co., Inc.                                         80,625
     48,100   Kmart Corp.(a)                                               336,700
     13,500   Kohl's Corp.(a)                                              766,125
      1,525   Michaels Stores, Inc.(a)                                      66,052
      4,700   Pep Boys - Manny, Moe & Jack                                  27,319
      5,150   Pier 1 Imports, Inc.                                          61,478
      4,025   Polo Ralph Lauren Corp.(a)                                    65,155
     11,500   RadioShack Corp.                                             648,312
      5,200   Ross Stores, Inc.                                             79,950
      2,625   Russell Corp.                                                 51,680
        700   Sears, Roebuck & Co.                                          20,912
     11,000   Tiffany & Co.                                                376,750
     13,800   Toys 'R' Us, Inc.(a)                                         227,700
      4,950   Venator Group, Inc.                                           69,919
        300   Ventro Corp.                                                   3,619
     13,400   Wal-Mart Stores, Inc.                                        736,162
      2,575   Zale Corp.(a)                                                 96,241
                                                                  ----------------
                                                                         6,323,795
-------------------------------------------------------------------------------------
Semiconductors  1.0%
      5,800   Applied Materials, Inc.(a)                                   440,075
     19,200   Intel Corp.                                                1,281,600
        200   Micrel, Inc.(a)                                               10,012
        200   Silicon Laboratories, Inc.(a)                                 23,025
        700   Varian Semiconductor Equipment, Inc.                          33,994
                                                                  ----------------
                                                                         1,788,706
-------------------------------------------------------------------------------------
Services  0.3%
      1,100   ADVO, Inc.                                                    45,031
      8,000   Fujitsu (Japan)                                              224,951
        875   Littelfuse, Inc.                                              30,844

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     23,400   National Grid Co. PLC (United Kingdom)              $        192,149
     20,900   Service Corp. International(a)                                53,556
                                                                  ----------------
                                                                           546,531
-------------------------------------------------------------------------------------
Shipbuilding
      1,050   Newport News Shipbuilding, Inc.                               42,394
-------------------------------------------------------------------------------------
Software  1.2%
        100   Actuate Corp.(a)                                               4,925
      1,300   Agency.com, Inc.(a)                                           28,031
        100   Alteon Websystems, Inc.(a)                                    13,194
      7,500   America Online, Inc.(a)                                      399,844
        300   Broadbase Software, Inc.(a)                                    7,069
      5,400   BroadVision, Inc.(a)                                         195,412
        100   Clarus Corp.(a)                                                3,700
      4,700   Computer Associates International, Inc.(a)                   116,619
      1,600   Exodus Communications, Inc.(a)                                71,100
      4,200   HNC Software, Inc.(a)                                        185,325
        100   Informatica Corp.(a)                                           8,000
        300   ITXC Corp.(a)                                                  5,438
      1,400   Keynote Systems, Inc.(a)                                      53,062
        700   Liberate Technologies(a)                                      16,056
        782   NetIQ Corp.(a)                                                37,732
        200   Nuance Communications, Inc.(a)                                28,075
      1,800   Onyx Software Corp.(a)                                        43,537
      2,975   Phoenix Technologies Ltd.(a)                                  50,575
      2,800   Progress Software Corp.(a)                                    42,175
        825   Proxicom, Inc.(a)                                             34,083
        200   Software.com, Inc.(a)                                         20,175
      2,700   Sybase, Inc.(a)                                               65,137
        600   U.S. Interactive, Inc.(a)                                      8,100
      6,850   VERITAS Software Corp.(a)                                    698,272
      2,200   Verity, Inc.(a)                                               80,162
                                                                  ----------------
                                                                         2,215,798

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Steel
      2,400   Carpenter Technology Corp.                          $         73,500
-------------------------------------------------------------------------------------
Telecommunications  6.7%
        900   Advanced Fibre Communications, Inc.(a)                        38,588
      5,000   Alcatel (France)                                             368,886
      4,800   Allegiance Telecommunications, Inc.(a)                       266,700
      7,100   ALLTEL Corp.                                                 437,538
     32,600   AT&T Corp.(a)                                                808,750
      1,875   Audiovox Corp.(a)                                             29,062
     16,800   British Telecommunications PLC (United Kingdom)              222,034
        500   Copper Mountain Networks, Inc.(a)                             39,430
      1,382   Deutsche Telekom (Germany)                                    60,215
        400   Ditech Communications Corp.(a)                                19,150
        500   Dobson Communications Corp. (Class A)(a)                      10,938
     22,300   Ericsson (L.M.) Telephone Co., Inc., ADR                     437,638
     18,000   Global Crossing Ltd.(a)                                      437,625
      1,600   Intermedia Communications, Inc.(a)                            28,200
      9,200   JDS Uniphase Corp.(a)                                      1,086,750
      1,375   Leap Wireless International, Inc.                             87,141
      2,300   Level 3 Communications, Inc.(a)                              157,406
      7,400   Metromedia Fiber Network, Inc.                               259,925
      3,600   Millicom International Cellular S.A., ADR(a)                 158,850
      3,500   Net2000 Communication, Inc.(a)                                33,250
      8,300   Nextel Communications, Inc.(a)                               464,281
      5,700   Nextlink Communications, Inc.                                188,456
         24   Nippon Telegraph & Telephone Corp. (Japan)                   287,032
     23,600   Nokia Corp., ADR(a)                                        1,045,775
      9,800   Nortel Networks Corp.                                        728,875
      7,537   NTL, Inc.(a)                                                 339,636
          8   NTT Mobile Communications (Japan)                            200,849
     28,800   Portugal Telecom S.A. (Portugal)                             313,646
     19,000   Qwest Communications International, Inc.(a)                  891,812
      3,200   Tektronix, Inc.                                              196,800
      3,700   Tele Danmark AS (Denmark)                                    227,637

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
      9,509   Telefonica S.A. (Spain)                             $        200,065
      1,800   True North Communications, Inc.                               87,863
      3,900   Univision Communications, Inc.(a)                           3484,575
     25,196   Vodafone AirTouch PLC, ADR                                 1,086,577
     62,500   Vodafone Group PLC (United Kingdom)                          276,277
                                                                  ----------------
                                                                        12,008,232
-------------------------------------------------------------------------------------
Tobacco  0.8%
     13,200   Loews Corp.                                                  828,300
     14,500   Philip Morris Co., Inc.                                      366,125
      8,833   R.J. Reynolds Tobacco Holdings, Inc.                         250,636
                                                                  ----------------
                                                                         1,445,061
-------------------------------------------------------------------------------------
Transportation  0.2%
      2,325   Alexander & Baldwin, Inc.                                     58,561
      3,225   ArvinMeritor, Inc.                                            50,391
      4,275   Roadway Express, Inc.                                        101,531
      2,225   Sea Containers Ltd.                                           58,406
                                                                  ----------------
                                                                           268,889
-------------------------------------------------------------------------------------
Trucking & Shipping  0.1%
      3,050   Airborne Freight Corp.                                        47,084
      2,700   US Freightways Corp.                                          74,925
                                                                  ----------------
                                                                           122,009
-------------------------------------------------------------------------------------
Utilities  0.5%
      2,100   California Water Service Group                                50,137
      4,900   General Public Utilities Corp.                               129,850
      1,470   Suez Lyonnaise des Eaux (France)                             240,476
      7,600   Unicom Corp.                                                 312,075
      3,750   Washington Gas Light Co.                                      92,344
                                                                  ----------------
                                                                           824,882

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Waste Management  0.1%
      2,675   Waste Connections, Inc.(a)                          $         54,169
     11,600   Waste Management, Inc.                                       216,775
                                                                  ----------------
                                                                           270,944
                                                                  ----------------
              Total common stocks (cost $92,948,043)                   104,870,820
                                                                  ----------------

CORPORATE BONDS  20.9%

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
Aerospace  0.2%
                                BE Aerospace, Inc., Sr. Sub. Notes,
B1             $       50        9.50%, 11/1/08                                 47,375
                                Sequa Corp., Sr. Notes,
Ba2                   250        9.00%, 8/1/09                                 242,500
                                                                      ----------------
                                                                               289,875
-------------------------------------------------------------------------------------
Airlines  0.3%
                                Continental Airlines Inc., Sr.
                                 Notes,
Ba2                   140        8.00%, 12/15/05                               130,733
                                Delta Air Lines, Inc., Sr. Notes,
Baa3                  250       9.75%, 5/15/21                                 263,055
Baa3                  100       8.30%, 12/15/29                                 89,652
                                United Airlines, Inc., Sr. Deb.
                                 Notes,
Baa3                   15        9.75%, 8/15/21                                 14,783
                                US Airways, Inc., Sr. Notes,
B3                     50        9.625%, 2/1/01                                 49,517
                                                                      ----------------
                                                                               547,740
-------------------------------------------------------------------------------------
Audio/Visual
                                Imax Corp., Sr. Notes,
Ba2                    45        7.875%, 12/1/05                                43,200
-------------------------------------------------------------------------------------
Auto & Truck  0.1%
                                Federal-Mogul Corp., Sr. Notes,
Ba2                    50       7.375%, 1/15/06                                 40,500
Ba2                   105       7.50%, 1/15/09                                  80,325

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
                                Lear Seating Corp., Sr. Sub. Notes,
Ba3            $       75        8.25%, 2/1/02                        $         73,427
                                                                      ----------------
                                                                               194,252
-------------------------------------------------------------------------------------
Auto Rental
                                United Rentals, Inc., Gtd. Notes,
B1                     55        9.25%, 1/15/09                                 51,150
-------------------------------------------------------------------------------------
Automotive Parts  0.4%
                                Collins & Aikman Products Co., Gtd.
                                 Notes,
B2                    110        11.50%, 4/15/06                               106,700
                                Eagle-Picher, Inc., Gtd. Notes
B3                     75        9.375%, 3/1/08                                 62,250
                                Hayes Wheels Int'l, Inc., Sr. Sub.
                                 Notes,
B2                    250        9.125%, 7/15/07                               228,750
                                Lear Corp. Sr. Notes, Ser. B
Ba1                   250        8.11%, 5/15/09                                229,375
                                                                      ----------------
                                                                               627,075
-------------------------------------------------------------------------------------
Banking  1.1%
                                Bank of Tokyo-Mitsubishi Ltd., Sr. Sub. Notes,
A3                    400       8.40%, 4/15/10                                 403,554
                                Central Bank of Philippines, Bonds,
NR                     88        7.8125%, 1/5/05                                82,129
                                Chevy Chase Savings Bank, Sub. Deb.
B1                    100        9.25%, 12/1/05                                 94,000
                                KBC Bank Funding Trust, Gtd. Notes,
A1                    300        9.86%, 11/29/49                               306,822
                                Korea Development Bank, Sr. Notes,
Baa2                  200        7.125%, 9/17/01                               198,652
Baa2                  300       7.90%, 2/1/02                                  300,081
                                Royal Bank of Scotland Group PLC,
                                 Sr. Notes,
A1                    300        9.118%, 3/31/49                               312,213
                                Sovereign Bancorp, Inc., Sr. Notes,
Ba3                   110       10.25%, 5/15/04                                108,616

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
                                Sovereign Bancorp, Sr. Notes,
Ba3            $       90        10.50%, 11/15/06                     $         90,000
                                                                      ----------------
                                                                             1,896,067
-------------------------------------------------------------------------------------
Broadcasting
                                Paxson Communications Corp., Sr.
                                 Sub. Notes,
B3                     80        11.625%, 10/1/02                               81,800
-------------------------------------------------------------------------------------
Building & Products
                                Lennar Corp., Sr. Notes,
Ba1                    20        9.95%, 5/1/10                                  20,200
                                Nortek, Inc., Sr. Notes,
B1                     70        9.125%, 9/1/07                                 65,800
                                                                      ----------------
                                                                                86,000
-------------------------------------------------------------------------------------
Cable  0.8%
                                Adelphia Communications Corp., Sr.
                                 Notes,
B1                    300        8.125%, 7/15/03                               279,000
                                Callahan NRH (Denmark), Sr. Disc.
                                 Notes,
                                Zero Coupon, (until 7/15/05)
B3                     50        16.00%, 7/15/10                                22,250
                                Sr. Notes,
B3                    100       14.00%, 7/15/10                                 98,500
                                Charter Communications Holdings
                                 LLC.,
                                 Sr. Disc. Notes, Zero Coupon
                                 (until 4/1/04)
B2                    100        9.92%, 4/1/11                                  57,000
                                Classic Cable, Inc., Sr. Sub.
                                 Notes,
B3                     25       9.375%, 8/1/09                                  20,250
B3                     30       10.50%, 3/1/10                                  26,550
                                Diamond Cable Comm. Co. (United
                                 Kingdom), Sr. Disc. Notes,
B2                    150       13.25%, 9/30/04                                157,500
                                Fox Family Worldwide, Inc., Sr.
                                 Notes,
B1                     30        9.25%, 11/1/07                                 28,350

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
                                International Wire Group, Inc.,
                                 Sr. Sub. Notes,
B3             $      150        11.75%, 6/1/05                       $        150,000
                                Metromedia Fiber Network, Sr.
                                 Notes,
B2                     90        10.00%, 12/15/09                               87,300
                                Mediacom LLC Capital Corp., Sr.
                                 Notes,
B2                    250        7.875%, 2/15/11                               215,000
                                Rogers Cablesystems, Inc., Sr.
                                 Notes,
Ba1                   100        9.625%, 8/1/02                                102,000
                                United Pan Europe Communications
                                 (Netherlands), Sr. Disc. Notes,
                                 Zero Coupon (until 8/1/04)
B2                    100       12.50%, 8/1/09                                  46,000
                                Sr. Notes,
B2                    200       10.875%, 8/1/09                                175,000
                                                                      ----------------
                                                                             1,464,700
-------------------------------------------------------------------------------------
Casinos  0.7%
                                Aztar Corp., Sr. Sub. Notes,
B2                    150        8.875%, 5/15/07                               142,500
                                Boyd Gaming Corp., Sr. Sub. Notes,
B1                     50        9.50%, 7/15/07                                 48,000
                                Harrahs Operating, Inc., Gtd. Sr. Sub. Notes,
Ba2                    90       7.875%, 12/15/05                                85,388
                                Harvey Casino & Resorts, Sr. Sub.
                                 Notes,
B2                    100        10.625%, 6/1/06                               102,000
                                Hollywood Park, Inc., Sr. Sub. Notes, Ser. B,
B2                    250       9.25%, 2/15/07                                 253,125
                                Horseshoe Gaming LLC, Sr. Sub.
                                 Notes,
B2                     65        8.625%, 5/15/09                                61,831
                                Mandalay Resort Group,
                                 Deb. Notes,
Ba2                   100        6.70%, 11/15/96                                91,967
                                Sr. Sub. Deb.
Ba2                   100       7.625%, 7/15/13                                 79,250

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
                                Mohegan Tribal Gaming Authority,
                                 Sr. Notes,
Ba2            $      250        8.125%, 1/1/06                       $        239,375
                                Park Place Entertainment Corp.,
                                 Sr. Sub. Notes,
Ba2                    40        9.375%, 2/15/07                                40,200
                                Station Casinos, Inc, Sr. Sub
                                 Notes,
B1                     70        9.875%, 7/1/10                                 70,000
                                                                      ----------------
                                                                             1,213,636
-------------------------------------------------------------------------------------
Chemicals  0.5%
                                Arco Chemical Co., Deb. Notes
Ba3                   250        9.90%, 11/1/00                                249,375
                                Avecia Group PLC, Sr. Notes,
B2                     80        11.00%, 7/1/09                                 79,800
                                Huntsman ICI Chemicals, Inc., Sr.
                                 Sub. Notes,
B2                    115        10.125%, 7/1/09                               117,300
                                Huntsman Polymers Corp., Sr. Notes
B1                     50        11.75%, 12/1/04                                50,750
                                Lyondell Chemical Co., Sr. Sub.
                                 Notes,
Ba3                   100        9.875%, 5/1/07                                100,000
                                NL Industries, Inc., Sr. Sec'd.
                                 Notes,
B1                     30        11.75%, 10/15/03                               30,525
                                Sterling Chemicals, Inc., Sr. Sub.
                                 Notes,
B3                     55        12.375%, 7/15/06                               56,375
B3                     75       11.75%, 8/15/06                                 60,000
                                Texas Petrochemicals Corp., Sr.
                                 Sub. Notes,
Caa1                   20        11.125%, 7/1/06                                17,800
                                USEC, Inc., Sr. Notes,
Ba1                   100        6.75%, 1/20/09                                 72,400
                                                                      ----------------
                                                                               834,325
-------------------------------------------------------------------------------------
Commercial Services  0.1%
                                Iron Mountain, Inc., Sr. Sub.
                                 Notes, MTN,
B2                    100        8.25%, 7/1/11                                  88,000

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
Computer Services  0.1%
                                Globix Corp., Sr. Notes,
B-*            $      200        12.50%, 2/1/10                       $        156,000
                                Unisys Corp., Sr. Notes,
Ba1                   100        11.75%, 10/15/04                              106,000
                                                                      ----------------
                                                                               262,000
-------------------------------------------------------------------------------------
Containers  0.3%
                                Norampac, Inc., Sr. Notes,
B1                     20        9.50%, 2/1/08                                  19,600
                                Owens-Illinois, Inc., Deb. Notes,
Ba1                    50        7.50%, 5/15/10                                 41,117
                                Sr. Notes,
Ba1                   100        7.85%, 5/15/04                                 92,171
                                Packaged Ice, Inc., Sr. Notes,
B3                    135        9.75%, 2/1/05                                 114,750
                                Radnor Holdings Corp., Sr. Notes,
B2                    150        10.00%, 12/1/03                               133,500
                                Silgan Holdings, Inc., Sr. Sub.
                                 Deb.,
B1                    150        9.00%, 6/1/09                                 137,250
                                                                      ----------------
                                                                               538,388
-------------------------------------------------------------------------------------
Distribution
                                Core- Mark Int'l, Inc., Sr. Sub.
                                 Notes,
B3                     15        11.375%, 9/15/03                               13,950
-------------------------------------------------------------------------------------
Diversified Manufacturing  0.2%
                                Corning Consumer Products,
                                 Sr. Sub. Notes,
B3                    200        9.625%, 5/1/08                                130,000
                                Gentek, Inc., Gtd. Notes,
B2                    150        11.00%, 8/1/09                                151,500
                                Tenneco, Inc., Sr. Sub. Notes,
B2                     55        11.625%, 10/15/09                              48,950
                                                                      ----------------
                                                                               330,450

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
Diversified Operations  0.2%
                                Cox Enterprises, Inc., Sr. Notes,
Baa1           $      300        7.55%, 8/1/00                        $        300,825
                                SCG Holding Corp., Sr. Sub. Notes,
B2                     49        12.00%, 8/1/09                                 52,675
                                                                      ----------------
                                                                               353,500
-------------------------------------------------------------------------------------
Electrical Utilities  0.6%
                                Calpine Corp., Sr. Notes,
Ba1                   500        10.50%, 5/15/06                               525,000
                                Sierra Pacific Resources, Sr.
                                 Notes,
Baa2                  500        7.39%, 4/20/02                                500,000
                                                                      ----------------
                                                                             1,025,000
-------------------------------------------------------------------------------------
Electrical Equipment  0.1%
                                Motors & Gears, Inc., Sr. Notes,
B3                    125        10.75%, 11/15/06                              121,250
-------------------------------------------------------------------------------------
Electrical Services  0.1%
                                TNP Enterprises, Inc., Sr. Sub.
                                 Notes,
NR                    225        10.25%, 4/1/10                                234,563
-------------------------------------------------------------------------------------
Electronics  0.1%
                                Flextronics Int'l Ltd., Sr. Sub.
                                 Notes,
Ba3                   100        9.875%, 7/1/10                                101,125
-------------------------------------------------------------------------------------
Engineering & Construction  0.2%
                                CSC Holdings, Inc., Sr. Sub. Deb.,
Ba3                   329        10.50%, 5/15/16                               348,740
-------------------------------------------------------------------------------------
Financial Services  4.9%
                                AT&T Capital Corp., MTN,
A1                    500        6.60%, 5/15/05                                476,605
                                Americredit Corp., Sr. Notes,
Ba1                   100        9.875%, 4/15/06                                98,000
                                Associates Corp. of North America,
                                 Sr. Notes,
A1                    600       6.96%, 5/8/03                                  605,430

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
                                Bear Stearns Cos., Inc., Sr. Notes,
A2             $      300        6.15%, 3/2/04                        $        284,349
                                Capital One Bank, Sr. Notes,
Baa2                  500        6.76%, 7/23/02                                491,121
                                Coinstar, Inc., Sr. Disc. Notes,
NR                    100        13.00%, 10/1/06                               101,000
                                Credit Asset Receivable LLC, Sr. Sec'd. Notes,
NR                    247       6.274%, 10/31/03                               242,374
                                Finova Capital Corp., MTN,
Baa2                  300        5.98%, 2/27/01                                288,639
                                Ford Motor Credit Co., Sr. Notes,
A2                    500       7.50%, 3/15/05                                 497,160
A2                    500       6.75%, 5/15/05                                 481,970
                                General Motors Acceptance Corp.,
                                 MTN,
A2                    400        6.54%, 4/5/04                                 399,124
                                GS Escrow Corp., Sr. Notes,
Ba1                   100       6.75%, 8/1/01                                   96,750
Ba1                    50       7.125%, 8/1/05                                  45,436
                                GS Escrow Corp., Notes,
Ba1                   100        7.05%, 8/1/03                                  95,211
                                Heller Financial, Inc., MTN,
A3                    500        6.50%, 7/22/02                                490,525
                                Household Finance Corp., Notes,
A2                    700        7.00%, 8/1/03                                 688,112
                                MBNA America Bank NA, MTN,
Baa1                  500        6.875%, 7/15/04                               478,625
                                Metris Co., Inc., Sr. Deb. Notes,
Ba3                   150        10.125%, 7/15/06                              142,500
                                Midland Funding Corp., Sec. Deb.
                                 Notes,
Ba3                   100        11.75%, 7/23/05                               111,014
                                Morgan J.P. & Co., Inc., Sr. Notes,
A1                    300        5.75%, 2/25/04                                283,839
                                Morgan Stanley Dean Witter, Sr.
                                 Notes,
Aa3                   600        6.99%, 4/22/04                                599,619
                                Orion Power Holdings, Inc., Sr.
                                 Notes,
Ba3                   500        12.00%, 5/1/10                                527,500

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
                                Orix Credit Alliance, Inc., MTN,
Baa2           $      300        6.785%, 4/16/01                      $        299,040
                                Paine Webber Group, Inc., Sr.
                                 Notes,
Baa1                  300        7.29%, 7/15/02                                299,778
                                RBF Finance Co., Sr. Notes,
Ba3                   275        11.00%, 3/15/06                               297,000
                                Salomon Smith Barney Holdings,
                                 Inc., Sr. Notes,
Aa3                   300        7.06%, 7/18/03                                299,919
                                                                      ----------------
                                                                             8,720,640
-------------------------------------------------------------------------------------
Food & Beverage  0.4%
                                Agrilink Foods., Inc., Sr. Sub.
                                 Notes,
B3                    150        11.875%, 11/1/08                              114,000
                                Aurora Foods, Inc., Sr. Sub. Notes,
Caa1                   90        9.875%, 2/15/07                                56,025
                                Cott Corp., Sr. Notes,
B1                    250        8.50%, 5/1/07                                 228,750
                                Del Monte Foods Co., Sr. Disc.
                                 Notes,
                                 Ser. B, Zero Coupon (until
Caa                   125        12/15/02) 12.50%, 12/15/07                     93,750
                                Pilgrim's Pride Corp., Sr. Sub.
                                 Notes,
B1                    150        10.875%, 8/1/03                               150,375
                                Vlasic Foods Intl., Inc., Sr. Sub.
                                 Notes,
B2                    200        10.25%, 7/1/09                                101,000
                                                                      ----------------
                                                                               743,900
-------------------------------------------------------------------------------------
Gaming
                                Coast Hotels & Casinos, Inc., Gtd.
                                 Notes,
B3                     75        9.50%, 4/1/09                                  71,625
-------------------------------------------------------------------------------------
Health Care  0.8%
                                Apria Healthcare Group, Sr. Sub.
                                 Notes,
B2                    100        9.50%, 11/1/02                                 99,000
                                Bio-Rad Labs, Inc., Sr. Sub. Notes,
B2                     40        11.625%, 2/15/07                               41,800

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
                                Columbia/HCA Healthcare Co.,
                                 Deb. Notes,
Ba2            $       50       8.36%, 4/15/24                        $         45,000
Ba2                    55       7.05%, 12/1/27                                  42,350
Ba2                   175       7.50%, 11/15/50                                132,125
                                MTN,
Ba2                   100        7.69%, 6/15/25                                 83,000
Ba2                   200       6.73%, 7/15/45                                 185,500
                                Concentra Operating Corp., Sr. Sub.
                                 Notes, Ser. A,
B3                     30        13.00%, 8/15/09                                25,800
                                Fresenius MedCare CapTrust, Gtd.
                                 Notes,
Ba3                   125        9.00%, 12/1/06                                123,125
Ba3                    75       7.875%, 2/1/08                                  70,125
                                Healthsouth Corp., Sr. Notes,
Ba1                    85        6.875%, 6/15/05                                72,853
                                HEALTHSOUTH Corp., Sr. Notes,
Baa3                  250        7.00%, 6/15/08                                197,730
                                Integrated Health Services, Inc.,
                                 Sr. Sub. Notes, Ser. A,
C                     250(b)     9.25%, 1/15/08                                  4,687
                                LifePoint Hospitals Holdings, Inc.,
                                 Sr. Sub. Notes,
B3                     55        10.75%, 5/15/09                                57,200
                                Magellan Health Services, Inc., Sr.
                                 Sub. Notes,
B3                     50        9.00%, 2/15/08                                 26,250
                                Tenet Healthcare Corp. Sr. Sub.
                                 Notes,
Ba3                    60        8.125%, 12/1/08                                56,550
                                Triad Hospitals Holdings, Inc., Sr.
                                 Sub. Notes,
B3                     90        11.00%, 5/15/09                                93,150
                                                                      ----------------
                                                                             1,356,245

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
Hotels
                                Starwood Hotel & Resorts, Deb.
                                 Notes,
Ba1            $      120        7.375%, 11/15/15                     $        100,469
-------------------------------------------------------------------------------------
Industrial  0.3%
                                Aes Drax Holdings Ltd., Sr. Sec.
                                 Notes,
Ba2                   175        10.41%, 12/31/20                              181,188
                                Intersil Corp., Sr. Notes,
B1                     41        13.25%, 8/15/09                                47,150
                                Purina Mills, Inc., Sr. Sub. Notes,
NR                    250(b)     9.00%, 3/15/10                                 72,500
                                United Int'l. Holdings, Inc., Sr.
                                 Disc. Notes, Zero Coupon (until
B3                    250        2/15/03) 10.75%, 2/15/08                      180,000
                                                                      ----------------
                                                                               480,838
-------------------------------------------------------------------------------------
Machinery & Equipment  0.1%
                                Applied Power, Inc., Sr. Sub.
                                 Notes,
B1                    150        8.75%, 4/1/09                                 164,625
-------------------------------------------------------------------------------------
Manufacturing  0.1%
                                JPS Products, Sr. Notes,
B1                     75        11.125%, 6/15/01                               76,500
                                Phillips Van-Heusen, Sr. Sub.
                                 Notes,
B1                     50        9.50%, 5/1/08                                  45,500
                                Polymer Group, Inc., Sr. Sub.
                                 Notes,
B2                     20        9.00%, 7/1/07                                  16,600
B2                     25       8.75%, 3/1/08                                   20,500
                                Sun World International, Inc.,
                                 First Mtge., Ser. B,
B2                      5        11.25%, 4/15/04                                 4,763
                                Venture Holdings Trust, Sr. Notes,
B2                     40        9.50%, 7/1/05                                  30,400
                                                                      ----------------
                                                                               194,263
-------------------------------------------------------------------------------------
Media  0.6%
                                Ackerley Group, Inc., Sr. Sub.
                                 Notes,
B2                    250        9.00%, 1/15/09                                233,750

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
                                Adelphia Communications Corp., Sr.
                                 Notes, Ser. B,
B2             $      500        9.25%, 10/1/02                       $        495,000
                                Lin Holdings Corp., Sr. Disc.
                                 Notes, Zero Coupon, 8/1/00 Zero
B3                    175        Coupon (until 3/1/03)                         117,687
                                Time Warner, Inc., Series 97-1
Baa3                  265        6.10%, 12/30/01                               260,230
                                                                      ----------------
                                                                             1,106,667
-------------------------------------------------------------------------------------
Metals  0.1%
                                Golden Northwest Aluminum, Gtd.
                                 Notes,
B2                     15        12.00%, 12/15/06                               15,225
                                Kaiser Aluminum & Chemical Corp.,
                                 Sr. Notes,
B1                    225        9.875%, 2/15/02                               216,281
                                                                      ----------------
                                                                               231,506
-------------------------------------------------------------------------------------
Oil & Gas  1.2%
                                Canadian Forest Oil Ltd., Sr. Sub.
                                 Notes,
B2                     60        8.75%, 9/15/07                                 57,600
                                Comstock Resources, Inc., Sr.
                                 Notes,
B2                     55        11.25%, 5/1/07                                 55,550
                                Eott Energy Partners, Sr. Notes,
Ba2                    85        11.00%, 10/1/09                                86,700
                                Houston Exploration Co., Sr. Sub.
                                 Notes,
B2                     20        8.625%, 1/1/08                                 19,200
                                Parker Drilling Co., Sr. Notes,
B1                     80        9.75%, 11/15/06                                77,200
                                Petroleos Mexicanos (Mexico), Gtd. Notes,
Baa3                  200       9.375%, 12/2/08                                205,000
                                Plains Resources, Inc., Sr. Sub.
                                 Notes,
B2                    120       10.25%, 3/15/06                                121,150
                                Public Service Enterprise Group,
                                 Notes,
NR                  1,100        7.01%, 6/15/01                              1,099,993

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
                                Swift Energy Co., Sr. Sub. Notes,
B2             $       55        10.25%, 8/1/09                       $         55,825
                                Triton Energy Ltd., Sr. Notes,
B1                    250        9.25%, 4/15/05                                250,000
                                Vintage Petroleum, Inc., Sr. Sub.
                                 Notes,
B1                     95        9.75%, 6/30/09                                 96,900
                                                                      ----------------
                                                                             2,125,118
-------------------------------------------------------------------------------------
Paper & Packaging  0.4%
                                Ball Corp., Sr. Sub. Notes,
B1                    250        8.25%, 8/1/08                                 240,000
                                Doman Industries Ltd. (Canada), Sr.
                                 Notes,
B1                     60       8.75%, 3/15/04                                  49,200
B1                    100       9.25%, 11/15/07                                 76,000
                                Repap New Brunswick (Canada), Sr.
                                 Notes,
Caa                    50        11.50%, 6/1/04                                 50,875
Caa                    75       10.625%, 4/15/05                                68,625
                                Stone Container Corp., First Mtge.,
B1                     20        10.75%, 10/1/02                                20,200
                                Sr. Notes,
B2                     15        11.50%, 8/15/06                                15,544
                                Sr. Sub. Deb.,
B3                    250        12.25%, 4/1/02                                251,250
                                                                      ----------------
                                                                               771,694
-------------------------------------------------------------------------------------
Pharmaceuticals  0.1%
                                ICN Pharmaceuticals, Inc., Sr.
                                 Notes,
Ba3                   100        8.75%, 11/15/08                                98,250
-------------------------------------------------------------------------------------
Printing & Publishing  0.1%
                                Mail Well I Corp., Sr. Sub. Notes,
B1                    250        8.75%, 12/15/08                               215,000
                                Transwestern Publishing Co., LP Sr.
                                 Sub. Notes, Series D,
B2                     40        9.625%, 11/15/07                               39,000
                                                                      ----------------
                                                                               254,000

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
Real Estate  0.2%
                                HMH Properties, Inc., Sr. Notes,
Ba2            $      300        8.45%, 12/1/08                       $        279,000
                                Intrawest Corp. Sr. Notes,
B1                    100        10.50%, 2/1/10                                103,500
                                                                      ----------------
                                                                               382,500
-------------------------------------------------------------------------------------
Recreation  0.2%
                                Ballys Total Fitness Holdings, Sr.
                                 Sub. Notes, Ser. C,
B3                    100        9.875%, 10/15/07                               91,500
                                Premier Parks, Inc., Sr. Notes,
B3                    350        9.75%, 6/15/07                                332,500
                                                                      ----------------
                                                                               424,000
-------------------------------------------------------------------------------------
Restaurants  0.3%
                                Advantica Restaurant Group, Inc., Sr. Notes,
B3                    125       11.25%, 1/15/08                                 82,500
                                Carrols Corp., Sr. Sub. Notes,
B2                    250        9.50%, 12/1/08                                207,500
                                CKE Restaurants, Inc., Sr. Notes,
B3                     50        9.125%, 5/1/09                                 32,500
                                Felcor Suites LP, Gtd. Sr. Notes,
Ba2                   250        7.375%, 10/1/04                               226,875
                                Sbarro, Inc., Sr. Notes,
Ba3                    30        11.00%, 9/15/09                                30,900
                                                                      ----------------
                                                                               580,275
-------------------------------------------------------------------------------------
Retail  0.1%
                                Musicland Group, Inc., Sr. Sub.
                                 Notes,
B2                     80        9.00%, 6/15/03                                 74,400
                                Stater Brothers Holdings, Inc., Sr.
                                 Notes,
B2                     65        10.75%, 8/15/06                                57,525
                                                                      ----------------
                                                                               131,925

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
Schools  0.1%
                                Kindercare Learning Center, Inc., Sr. Sub. Notes,
B3             $      190       9.50%, 2/15/09                        $        173,850
                                La Petite Holdings, Sr. Notes,
B3                     25        10.00%, 5/15/08                                15,250
                                                                      ----------------
                                                                               189,100
-------------------------------------------------------------------------------------
Services  0.4%
                                Alliance Atlantis Commerce, Inc., Sr. Sub. Notes,
B2                    150       13.00%, 12/15/09                               153,750
                                IT Group, Inc., Sr. Sub. Notes,
                                 Ser. B,
B3                     50        11.25%, 4/1/09                                 44,500
                                Midamerican Funding LLC, Sr. Notes,
Baa1                  450        5.85%, 3/1/01                                 445,625
                                                                      ----------------
                                                                               643,875
-------------------------------------------------------------------------------------
Software  0.3%
                                Exodus Communications, Sr. Notes,
B3                     50       10.75%, 12/15/09                                48,750
B3                    170       11.625%, 7/15/10                               171,275
                                Psinet, Inc., Sr. Notes,
B3                    145        11.00%, 8/1/09                                117,450
                                Verio, Inc., Sr. Notes,
B3                      5        11.25%, 12/1/08                                 5,788
B3                    100       10.625%, 11/15/09                              113,000
                                                                      ----------------
                                                                               456,263
-------------------------------------------------------------------------------------
Steel  0.2%
                                Algoma Steel, Inc., First Mtge.
                                 Notes,
B2                     75        12.375%, 7/15/05                               66,750
                                Leviathan Corp., Sr. Sub. Notes,
Ba2                    25        10.375%, 6/1/09                                25,750
                                LTV Corp., Sr. Notes,
Ba3                   100        11.75%, 11/15/09                               85,500
                                National Steel Corp., First Mtge.,
                                 Ser. D,
Ba3                    25        9.875%, 3/1/09                                 22,062

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
                                Sheffield Steel Corp., First Mtge.,
                                 Ser. B,
Caa2           $       25        11.50%, 12/1/05                      $         16,000
                                WHX Corp., Sr. Notes,
B3                    145        10.50%, 4/15/05                               116,000
                                                                      ----------------
                                                                               332,062
-------------------------------------------------------------------------------------
Telecommunications  2.9%
                                AT&T Corp., MTN, Ser. G,
A1                    600        6.31%, 4/23/02                                600,984
                                Adelphia Business Solution, Sr. Disc. Notes,
                                Zero Coupon (until 4/15/01)
B3                     85        13.00%, 4/15/03                                75,225
                                Caprock Communications Corp., Sr.
                                 Notes,
B3                    250        11.50%, 5/1/09                                155,000
                                Clearnet Communications, Inc., Sr.
                                 Disc. Notes, Zero Coupon (until
B3                    110        5/1/04) 10.125%, 5/1/09                        63,800
                                Coaxial Communications, Inc., Sr.
                                 Notes,
B3                     25        10.00%, 8/15/06                                24,000
                                Fairpoint Communications, Sr. Sub.
                                 Notes,
B3                     95        12.50%, 5/1/10                                 95,950
                                Focal Communications Corp., Sr.
                                 Notes,
B3                    125        11.875%, 1/15/10                              124,375
                                Global Crossing Holdings Ltd., Sr.
                                 Notes,
Ba2                   500        9.50%, 11/15/09                               487,500
                                Level 3 Communications, Inc., Sr. Disc. Notes,
                                Zero Coupon (until 3/15/05)
B3                    500        12.875%, 3/15/10                              265,000
                                Zero Coupon (until 12/1/03)
B3                    130        10.50%, 12/1/08                                76,375
                                Sr. Notes,
B3                     30       11.00%, 3/15/08                                 28,500
                                Mcleodusa, Inc., Sr. Notes,
B1                     95        8.125%, 2/15/09                                85,262

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
                                Microcell Telecommunications, Sr.
                                 Disc. Notes, Zero Coupon (until
                                 6/1/04)
B3             $      250        12.00%, 6/1/09                       $        168,750
                                Millicom Int'l. Cellular, Sr. Disc.
                                 Notes, Zero Coupon (until 6/1/01)
Caa1                   65        13.50%, 6/1/06                                 56,875
                                Netia Holdings BV (Poland), Gtd.
                                 Sr. Disc. Notes, Zero Coupon
B2                    250        (until 11/1/01) 11.25%, 11/1/07               178,750
                                Nextel Communications, Inc., Sr.
                                 Disc. Notes, Zero Coupon (until
B1                    300        9/15/02) 10.65%, 9/15/07                      234,000
                                Sr. Notes,
B1                    200        9.375%, 11/15/09                              191,000
                                Nextlink Communications, Inc., Sr.
                                 Disc. Notes,
B2                    330        10.75%, 6/1/09                                323,400
                                NTL Communications Corp., Sr.
                                 Notes, Zero Coupon (until 10/1/03)
B2                    250        12.375%, 10/1/08                              161,250
                                Primus Telecomm Group, Sr. Notes,
B3                    100        12.75%, 10/15/09                               60,000
                                RCN Corp., Sr. Notes,
B3                     45        10.125%, 1/15/10                               36,000
                                RSL Communications PLC (United
                                 Kingdom), Gtd. Sr. Notes,
B3                    150        9.875%, 11/15/09                               46,500
                                Spectrasite Holdings, Inc., Sr.
                                 Disc. Notes, Zero Coupon (until
                                 3/15/05)
B3                    305        12.875%, 3/15/10                              170,800
                                Telewest Communications PLC (United
                                 Kingdom), Sr. Disc. Notes, (Zero
                                 Coupon until 2/1/05, 11.375%,
B1                    235        2/1/10                                        131,600
                                Tritel PCS, Inc., Sr. Sub. Disc.
                                 Notes, Zero Coupon (until 5/15/04)
B3                    110        12.75%, 5/15/09                                80,850

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
                                Vodafone Airtouch PLC (United
                                 Kingdom), Sr. Notes,
A2             $      300        6.96%, 12/19/01                      $        301,038
                                Voicestream Wireless Corp.,
                                 Sr. Disc. Notes,
                                Zero Coupon (until 11/15/04)
B2                    240        11.875%, 11/15/09                             169,200
                                Sr. Notes,
B2                    130       10.375%, 11/15/09                              140,400
                                Williams Communications Group,
                                 Inc., Sr. Notes,
B2                     25       10.70%, 10/1/07                                 24,125
B2                    245       10.875%, 10/1/09                               232,750
                                Worldcom, Inc., FRN,
A3                    300        7.05%, 11/26/01                               301,113
                                Worldwide Fiber, Inc., Sr. Notes,
B3                     30        12.00%, 8/1/09                                 26,850
                                                                      ----------------
                                                                             5,117,222
-------------------------------------------------------------------------------------
Textile-Apparel Manufacturing  0.1%
                                Burlington Industries, Inc., Sr.
                                 Disc. Deb.,
Ba2                   250        7.25%, 8/1/27                                 150,000
                                Collins & Aikman Floorcovering, Sr. Sub. Notes,
B3                     15       10.00%, 1/15/07                                 14,700
                                                                      ----------------
                                                                               164,700
-------------------------------------------------------------------------------------
Transportation
                                American Commercial Lines LLC, Sr.
                                 Notes,
B1                     50        10.25%, 6/30/08                                42,000
                                Kitty Hawk, Inc., Gtd. Notes,
Ca                     60(a)     9.95%, 11/15/04                                24,900
                                                                      ----------------
                                                                                66,900
-------------------------------------------------------------------------------------
Utilities  0.6%
                                AES Corp., Sr. Notes,
Ba1                   250        9.50%, 6/1/09                                 252,500

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
                                Sr. Sub. Debs.,
Ba3            $      100        8.875%, 11/1/27                      $         84,000
                                Aes Drax Energy Ltd., (United
                                 Kingdom),
                                 Sr. Sec. Notes,
Ba2                   100        11.50%, 8/30/10                               102,750
                                CMS Energy Corp., Sr. Notes,
Ba3                   250        7.50%, 1/15/09                                226,250
                                Niagara Mohawk Power Corp., Sr.
                                 Notes, Ser. C,
Ba2                   227       7.00%, 10/1/00                                 226,485
Baa3                  151       7.125%, 7/1/01                                 150,709
                                                                      ----------------
                                                                             1,042,694
-------------------------------------------------------------------------------------
Waste Management  0.3%
                                Allied Waste of North America, Inc., Sr. Notes,
Ba3                   250       7.875%, 1/1/09                                 220,000
                                Sr. Sub. Notes,
B2                     45        10.00%, 8/1/09                                 38,925
                                Waste Management, Inc.,
                                Gtd. Notes,
Ba1                   150        6.00%, 5/15/01                                146,316
                                Sr. Deb Notes,
Ba1                   100        8.75%, 5/1/18                                  98,040
                                                                      ----------------
                                                                               503,281
                                                                      ----------------
                                Total corporate bonds (cost
                                 $38,656,267)                               37,201,423
                                                                      ----------------
CONVERTIBLE BONDS  0.3%
-------------------------------------------------------------------------------------
Financial Services
                                Hellenic Finance,
                                 2.00%, 7/15/03
A2               Euro 500        (cost $526,875)                               451,840
                                                                      ----------------
FOREIGN GOVERNMENT BONDS  0.1%
                                German Government Bonds, 6.25%,
               $   30,000        1/4/24                                         30,475
                                German Government Bonds, 6.25%,
                   80,000        1/4/30                                         83,439
                                                                      ----------------
                                                                               113,914
                                                                      ----------------
                                Total foreign government bonds
                                 (cost $106,815)                            37,201,423
                                                                      ----------------

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
SOVEREIGN BONDS  0.3%
                                Republic Of Phillippines, Bonds,
Ba1            $       74        9.50%, 10/21/24                      $         68,820
                                United Mexican States, Sr. Notes,
Baa3                  500       8.50%, 2/1/06                                  499,000
                                                                      ----------------
                                Total soverign bonds (cost
                                 $570,673)                                     567,820
                                                                      ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS  3.2%
                                Bear Stearns Mortgage Secs, Inc.,
                                 Series 97-7, Class 1,
Aaa                   500       7.00%, 2/25/28                                 471,090
                                Capital Asset Research Funding LP,
                                 Series 97-A, Class I,
Aaa                   110       6.40%, 12/15/04                                109,515
                                Contimortgage Home Equity Loan
                                 Trust, Series 1998-2, Class A4,
Aaa                   500       6.19%, 1/15/14                                 491,875
                                Federal Home Loan Mortgage Corp.,
                                 Debs.,
                    1,000       7.00%, 12/31/30                                966,560
                                 Series 7, Class A,
                      243       7.00%, 9/17/31                                 241,008
                                 Series 119, Class H,
                      670       7.50%, 1/15/21                                 664,469
                                 Series 1599, Class A,
                       31       5.80%, 6/15/19                                  30,795
                                Federal National Mortgage Assoc.,
                                 Series 1998-73, Class MZ,
                      541       6.30%, 10/17/38                                434,021
                                GE Capital Mortgage Services, Inc.,
                                 Series 1999-S, Class A29,
Aaa                   300       6.50%, 5/25/29                                 273,177
                                Istar Receivables Trust, Mtge.
                                 Bonds,
                                 Class A,
Aaa                   497       6.92%, 9/25/22                                 497,263

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
--------------------------------------------------------------------------------------------
                                Merrill Lynch Mortgage Investors,
                                 Inc., Series 1998-FF1, Class A,
Aaa            $       53       6.80%, 1/20/28                        $         52,599
                                PNC Mortgage Secs. Corp., Series
                                 1999-5, Class A1,
Aaa                   400       7.25%, 10/25/29                                385,683
                                Residential Funding Mortgage,
                                 Series 1993-S36, Class A9,
Aaa                   163       6.48%, 10/25/08                                161,442
                                Series 1994-S5, Class A6,
Aa1                   500       6.50%, 2/25/24                                 435,465
                                Series 1999-S8, Class A1,
Aaa                   203        6.25%, 3/25/14                                191,338
                                Salomon Brothers Mortgage, Series
                                 1999-LB1, Class A,
Aaa                   330       6.95%, 6/25/29                                 329,860
                                                                      ----------------
                                Total collateralized mortgage
                                 obligations (cost $3,474,689)               5,736,160
                                                                      ----------------
MUNICIPAL BONDS  0.6%
                                Central Puget Sound Washington
                                 Regional, Revenue Bonds,
Aaa                   500        4.75%, 2/1/28                                 423,974
                                New York City Gen. Oblig., Series
                                 B,
A3                    300       6.00%, 8/1/01                                  296,500
                                New York State Twy. Auth. Gen.
                                 Rev., Series E,
Aa3                   300       5.00%, 1/1/25                                  257,910
                                                                      ----------------
                                Total municipal bond (cost
                                 $566,909)                                     978,384
                                                                      ----------------

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Principal
Amount
(000)         Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND SECURITIES  12.5%
              Federal National Mortgage Assoc.,
$       993   6.00%, 8/1/06                                        $        948,196
      2,500   6.00%, 12/31/30                                             2,293,750
        700   7.50%, 12/31/30                                               689,717
              Government National Mortgage Assoc.,
      1,900   7.50%, 12/15/28                                             1,883,599
      2,038   6.50%, 5/15/29                                              1,932,151
        462   6.50%, 6/15/29                                                438,384
        500   6.50%, 7/15/29                                                474,060
        470   7.50%, 11/15/29                                               465,738
         30   7.50%, 3/15/30                                                 29,731
      1,750   6.00%, 12/31/30                                             1,611,102
      3,300   6.50%, 12/31/30                                             3,128,829
      1,470   7.50%, 12/31/30                                             1,456,682
      1,500   8.50%, 12/31/30                                             1,524,367
         83   6.75%, 9/20/22                                                 83,535
              United States Treasury Bonds,
        800   11.25%, 2/15/15                                             1,187,376
        318   3.625%, 4/15/28, TIPS                                         305,215
              United States Treasury Notes,
        645   3.625%, 7/15/02, TIPS                                         642,838
        973   3.375%, 1/15/07, TIPS                                         937,176
        209   3.875%, 1/15/09, TIPS                                         206,483
                                                                      United States
                                                                   Treasury Strips,
      3,800   Zero Coupon, 2/15/11                                        1,992,720
                                                                   ----------------
              Total U. S. government agencies and securities
               (cost $24,607,793)                                        22,231,649
                                                                   ----------------
              Total debt obligations (cost $68,510,021)                  67,281,190
                                                                   ----------------
              Total long-term investments (cost $161,458,064)           172,152,010
                                                                   ----------------
SHORT-TERM INVESTMENTS  10.0%
-------------------------------------------------------------------------------------
Commercial Paper  0.9%
      1,100   General Dynamics Corp.,
               6.61%, 9/6/00                                              1,087,714

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund Cont'd.
             Portfolio of Investments as of July 31, 2000

Principal
Amount
(000)         Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
              General Electric Credit Capital of Puerto Rico,
$       200   6.61%, 9/6/00                                        $        198,678
        200   6.57%, 12/6/00                                                195,365
        100   Washington Mutual Finance Corp.,
               6.85%, 8/30/00                                                99,152
                                                                   ----------------
              Total commercial paper (cost $1,586,293)                    1,580,909
                                                                   ----------------
REPURCHASE AGREEMENT  9.1%
     16,263   Joint Repurchase Agreement Account, 6.54%, 8/1/00
               (cost $16,263,000; Note 5)                                16,263,000
                                                                   ----------------
              Total short-term investments (cost $17,849,293)            17,843,909
                                                                   ----------------
              Total investments  106.7%
               (cost $179,307,357; Note 4)                              189,995,919
              Liabilities in excess of other assets  (6.7%)             (11,871,807)
                                                                   ----------------
              Net Assets  100%                                     $    178,124,112
                                                                   ----------------
                                                                   ----------------

------------------------------
(a) Non-income producing security.
(b) Represents issuer in default on interest payments.
* Rated by Standard and Poor's.
AB--Antiebolay (Swedish Stock Company).
ADR--American Depository Receipt.
AG--Aktiengesellschate (German Stock Company).
FRN--Flating Rate Note.
LLC--Limited Liability Company.
LP--Limited Partnership.
MTN--Medium Term Note.
NR--Not Rated by Moody's or Standard & Poor's
N.V.--Naamkee Vennootachap (Dutch Corporation).
OY--Osakeyhtio (Finland Stock Company).
PLC--Public Limited Company (British Corporation).
S.A.--Sociedad Anomima (Spanish Corpiration or Societe Anonyme or French Corporation).
SpA--Societa par Atione (Italian Corporation).
TIPS--Treasury Inflation Protection Securities.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Statement of Assets and Liabilities

                                                                    July 31, 2000
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $179,307,357)                           $ 189,995,919
Foreign currency, at value (cost $397,278)                                389,771
Cash                                                                      304,736
Receivable for investments sold                                         1,534,905
Interest and dividends receivable                                       1,000,964
Receivable for Fund shares sold                                           601,446
Unrealized appreciation on forward currency contracts                       3,880
Receivable for interest rate swaps                                          3,737
Unrealized appreciation on interest rate swaps (Note 1 & 4)                 3,410
Other assets                                                                4,416
                                                                    -------------
      Total assets                                                    193,843,184
                                                                    -------------
LIABILITIES
Payable for investments purchased                                      15,152,708
Payable for Fund shares reacquired                                        270,619
Distribution fee payable                                                  118,911
Management fee payable                                                    113,495
Accrued expenses and other liabilities                                     59,940
Withholding taxes payable                                                   2,586
Unrealized depreciation on forward currency contracts                         813
                                                                    -------------
      Total liabilities                                                15,719,072
                                                                    -------------
NET ASSETS                                                          $ 178,124,112
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $      14,826
   Paid-in capital in excess of par                                   157,912,523
                                                                    -------------
                                                                      157,927,349
   Undistributed net investment income                                    403,745
   Accumulated net realized gain on investments                         9,104,720
   Net unrealized appreciation on investments                          10,688,298
                                                                    -------------
Net assets, July 31, 2000                                           $ 178,124,112
                                                                    -------------
                                                                    -------------

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Statement of Assets and Liabilities Cont'd.

                                                                    July 31, 2000
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($48,786,361
      / 4,054,185 shares of beneficial interest issued and
      outstanding)                                                         $12.03
   Maximum sales charge (5% of offering price)                               0.63
                                                                    -------------
   Maximum offering price to public                                        $12.66
                                                                    -------------
                                                                    -------------
Class B:
   Net asset value, offering price and redemption price per
      share ($99,950,347 / 8,324,305 shares of beneficial
      interest issued and outstanding)                                     $12.01
                                                                    -------------
                                                                    -------------
Class C:
   Net asset value and redemption price per share ($28,039,543
      / 2,335,158 shares of beneficial interest issued and
      outstanding)                                                         $12.01
   Sales charge (1% of offering price)                                       0.12
                                                                    -------------
   Offering price to public                                                $12.13
                                                                    -------------
                                                                    -------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($1,347,861 / 111,898 shares of beneficial interest
      issued and outstanding)                                              $12.05
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Statement of Operations

                                                                         Year
                                                                         Ended
                                                                     July 31, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest (net of foreign withholding taxes of $3,139)              $  4,358,879
   Dividends (net of foreign withholding taxes of $41,475)               1,015,803
                                                                     -------------
      Total income                                                       5,374,682
                                                                     -------------
Expenses
   Management fee                                                        1,084,509
   Distribution fee--Class A                                                87,021
   Distribution fee--Class B                                               798,551
   Distribution fee--Class C                                               258,352
   Custodian's fees and expenses                                           323,000
   Transfer agent's fees and expenses                                      189,500
   Registration fees                                                        62,000
   Reports to shareholders                                                  56,000
   Legal fees                                                               30,000
   Audit fees                                                               25,000
   Trustees' fees and expenses                                              15,300
   Amortization of offering costs                                           10,535
   Miscellaneous                                                             3,445
                                                                     -------------
      Total expenses                                                     2,943,213
                                                                     -------------
Net investment income                                                    2,431,469
                                                                     -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
   Investment transactions                                              10,006,048
   Interest Rate Swaps                                                      55,483
   Foreign currency transactions                                            25,824
                                                                     -------------
                                                                        10,087,355
                                                                     -------------
Net change in unrealized appreciation on:
   Investments                                                           4,403,007
   Foreign currencies                                                       21,728
   Interest Rate Swaps                                                       3,410
                                                                     -------------
                                                                         4,428,145
                                                                     -------------
Net gain on investments and foreign currency transactions               14,515,500
                                                                     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 16,946,969
                                                                     -------------
                                                                     -------------

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Statement of Changes in Net Assets

                                                                     November 18,
                                                                        1998(a)
                                                      Year Ended        Through
                                                    July 31, 2000    July 31, 1999
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                            $   2,431,469    $     711,879
   Net realized gain on investment and foreign
      currency transactions                            10,087,355           66,328
   Net change in unrealized appreciation of
      investments and foreign currencies                4,428,145        6,260,153
                                                    -------------    -------------
   Net increase in net assets resulting from
      operations                                       16,946,969        7,038,360
                                                    -------------    -------------
Dividends and distributions (Note 1)
   Dividends to shareholders from net investment
      income
      Class A                                            (845,618)        (132,253)
      Class B                                          (1,192,915)        (170,151)
      Class C                                            (367,691)         (73,278)
      Class Z                                             (80,073)        (152,622)
                                                    -------------    -------------
                                                       (2,486,297)        (528,304)
                                                    -------------    -------------
   Distributions from net realized gains on
      investment transactions
      Class A                                            (197,082)              --
      Class B                                            (490,277)              --
      Class C                                            (167,209)              --
      Class Z                                             (35,210)              --
                                                    -------------    -------------
                                                         (889,778)              --
                                                    -------------    -------------
Fund share transactions (net of share
   conversions)
   (Note 6)
   Net proceeds from shares sold                      $96,274,299    $ 132,889,254
   Net asset value of shares issued to
      shareholders in reinvestment of dividends
      and distributions                                 3,273,405          516,607
   Cost of shares reacquired                          (49,998,187)     (24,942,216)
                                                    -------------    -------------
   Net increase in net assets from Fund shares
      transactions                                     49,549,517      108,463,645
                                                    -------------    -------------
Total increase                                         63,120,411      114,973,701
NET ASSETS
Beginning of period                                   115,003,701           30,000
                                                    -------------    -------------
End of period(b)                                    $ 178,124,112    $ 115,003,701
                                                    -------------    -------------
                                                    -------------    -------------
------------------------------
(a) Commencement of investment operations.
(b) Includes undistributed net investment income
    of                                              $     333,724    $     296,575
                                                    -------------    -------------
                                                    -------------    -------------

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Notes to Financial Statements
      Prudential Diversified Funds (the 'Trust'), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Prudential Diversified Moderate Growth Fund (the 'Fund'), Prudential Diversified Conservative Growth Fund and Prudential Diversified High Growth Fund. The Trust was organized as a business trust in Delaware on July 29, 1998. The Fund had no significant operations other than the issuance of 750 shares each of Class A, Class B, Class C and Class Z shares of beneficial interest for $30,000 on September 2, 1998 to Prudential Investments Fund Management LLC ('PIFM' or the 'Manager'). The Fund commenced investment operations on November 18, 1998.
      The investment objective of the Fund is to provide capital appreciation and a reasonable level of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity and fixed income securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
      Securities Valuation: Securities for which the primary market is on an exchange and NASDAQ National Market Securities are valued at the last sales price on such exchange on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the subadviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent pricing agent or broker-dealer. Privately placed securities including equity securities for which market prices may be obtained from primary dealers shall be valued at the bid prices provided by such primary dealers. Securities for which market quotations are not readily available, may be valued using the last available market quotation for a period not to exceed five days, provided the Manager and subadviser feel this is representative of market value; after that period, such securities and other securities are valued in good faith under procedures adopted by the Trustees.

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Notes to Financial Statements Cont'd.
      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
      All securities are valued as of 4:15 p.m., New York time.
      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
      Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions.
      The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.
      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
      (i) market value of investment securities, other assets and liabilities - at the closing daily rates of exchange.

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Notes to Financial Statements Cont'd.
      (ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.
      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains and losses are included in the reported net realized gains and losses on investment transactions.
      Net realized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.
      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.
      Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
      Interest Rate Swaps:    In a simple interest rate swap, one investor pays
a floating rate of interest on a notional principal amount and receives a fixed rate of

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Notes to Financial Statements Cont'd.
interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.
      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any.
      The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.
      Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
      Dividends and Distributions: The Fund expects to pay dividends of net investment income semi-annually, and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.
      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
      Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the intent of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.
      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Notes to Financial Statements Cont'd.
      Deferred Offering Cost: The Fund incurred approximately $77,500 in connection with the initial offering of the Fund. Offering costs were being amortized over a period of 12 months, that ended in November 1999.
      Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease accumulated net realized gain on investments and foreign currency transactions by $152,963, increase undistributed net investment income by $161,998 and decrease paid-in capital in excess of par by $9,035 due to nondeductible stock issuance expenses, the reclass of net realized foreign currency gains and the reclass of passive foreign investment company gains. Net investment income, net realized gains and net assets were not affected by this change.
Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM manages the investment operations of the Fund, administers the Fund's affairs and supervises the Advisers' performance of all investment advisory services. PIFM pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PIFM, in turn, pays the Advisers' fees, computed daily and paid monthly, equal to the annual rate specified below based on the average daily net assets of the Fund segments they manage.

                                             Fee Paid By PIFM
            Advisers                           to Advisers
---------------------------------      ----------------------------
Jennison Associates LLC                .30% with respect to the
  ('Jennison')                         first
                                       $300 million; .25% for
                                       amounts
                                       in excess of $300 million
The Prudential Investment
  Corporation ('PIC')                  .375%(1)
Lazard Asset Management                .40%
Pacific Investment Management
  Company                              .25%
Franklin Advisers, Inc.                .50%
The Dreyfus Corporation                .45%
(1)Prior to January 1, 2000, PIC was reimbursed by PIFM for its reasonable costs and expenses.

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Notes to Financial Statements Cont'd.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.
      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the fiscal year ended July 31, 2000.
      PIMS has advised the Fund that it has received approximately $239,300 and $86,700 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the fiscal year ended July 31, 2000.
      PIMS has advised the Fund that for the fiscal year ended July 31, 2000, it has received approximately $156,500 and $42,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
      Jennison, PIMS, PIC and PIFM are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.
      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the year ended March 31, 2000.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the fiscal year ended July 31, 2000, the Fund incurred fees of approximately $145,200 for the services of PMFS. As of July 31, 2000 approximately $14,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates. For the year ended July 31, 2000, PSI earned approximately $1,000 in brokage commission fees from portfolio transactions executed on behalf of the Fund.

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Notes to Financial Statements Cont'd.
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the fiscal year ended July 31, 2000 were $258,784,131 and $214,755,237, respectively.
      At July 31, 2000, the Fund had outstanding forward currency contracts both to purchase and sell foreign currencies, as follows:

                                          Value at             Value
         Foreign Currency              Settlement Date          at           Appreciation/
        Purchase Contracts                 Payable         July 31, 2000     (Depreciation)
-----------------------------------    ---------------     -------------     --------------
Euro Dollars,
  expiring 8/1/00                         $   4,690          $   4,712          $    (22)
  expiring 8/14/00                          577,994            574,273             3,721
  expiring 8/31/00                           80,768             81,040              (272)
Great Britain Pounds,
  expiring 8/3/00                            23,262             23,103               159
                                       ---------------     -------------     --------------
                                          $ 686,714          $ 683,128          $  3,586
                                       ---------------     -------------     --------------
                                       ---------------     -------------     --------------
                                          Value at             Value
         Foreign Currency              Settlement Date          at
          Sale Contracts                 Receivable        July 31, 2000     (Depreciation)
-----------------------------------    ---------------     -------------     --------------
Japanese Yen,
  expiring 8/1/00                         $  46,668          $  46,441          $   (227)
Swedish Krona,
  expiring 8/1/00                            36,098             35,806              (292)
                                       ---------------     -------------     --------------
                                          $  82,766          $  82,247          $   (519)
                                       ---------------     -------------     --------------
                                       ---------------     -------------     --------------

      The Fund entered into 4 swap agreements. For each interest rate swap agreement, the Fund receives a floating rate and pays a respective fixed rate. Details of each swap agreement are as follows:

                     Open      Termination      Notional      Fixed       Floating       Appreciation
 Counterparty        Date         Date           Amount        Rate         Rate        (Depreciation)
---------------    --------    -----------     ----------     ------    ------------    --------------
J.P. Morgan         5/19/00      1/04/24       $   30,000     6.25%     6.78% plus 6       $     32
                                                                        mo LIBOR
Morgan Stanley      5/31/00      9/13/24        2,500,000     7.75      6.66% plus 3          5,466
                                                                        mo LIBOR
Goldman Sachs       5/18/00      5/22/30           90,000     6.175     6.78% plus 6         (1,664)
                                                                        mo LIBOR
Morgan Stanley      6/21/00      9/15/00          600,000     7.00      6.66% plus 3           (424)
                                                                        mo LIBOR
                                                                                            -------
                                                                                           $  3,410
                                                                                            -------
                                                                                            -------

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Notes to Financial Statements Cont'd.
      The United States federal income tax cost basis of the Fund's investments as of July 31, 2000 was $179,785,410 and accordingly, net unrealized appreciation of investments for federal income tax purposes was $10,210,509 (gross unrealized appreciation $19,926,223, gross unrealized depreciation $9,715,714).
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of July 31, 2000, the Fund had a 2.89% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $16,263,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:
      ABN AMRO Incorporated, 6.56%, in the principal amount of $100,000,000, repurchase price $100,018,222, due 8/1/00. The value of the collateral including accrued interest was $102,000,029.
      Bear, Stearns & Co. Inc., 6.55%, in the principal amount of $100,000,000, repurchase price $100,018,194, due 8/1/00. The value of the collateral including accrued interest was $102,926,906.
      Greenwich Capital Markets, Inc., 6.57%, in the principal amount of $110,000,000, repurchase price $110,020,075, due 8/1/00. The value of the collateral including accrued interest was $112,201,716.
      Merrill Lynch, Pierce, Fenner & Smith, Inc., 6.45%, in the principal amount of $97,030,000, repurchase price $97,047,384, due 8/1/00. The value of the collateral including accrued interest was $98,970,864.
      Salomon Smith Barney, Inc., 6.55%, in the principal amount of $155,000,000, repurchase price $155,028,201, due 8/1/00. The value of the collateral including accrued interest was $158,174,190.
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Notes to Financial Statements Cont'd.
      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended July 31, 2000:
Shares sold                                                    3,134,768    $ 36,505,644
Shares issued in reinvestment of dividends and distributions      86,639       1,018,090
Shares reacquired                                             (1,196,414)    (13,887,233)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           2,024,993      23,636,501
Shares issued upon conversion from Class B                       153,988       1,821,985
                                                              ----------    ------------
Net increase in shares outstanding                             2,178,981    $ 25,458,486
                                                              ----------    ------------
                                                              ----------    ------------
November 18, 1998(a) through July 31, 1999:
Shares sold                                                    2,104,901    $ 22,082,276
Shares issued in reinvestment of dividends                        11,721         130,122
Shares reacquired                                               (257,414)     (2,765,509)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           1,859,208      19,446,889
Shares issued upon conversion from Class B                        15,246         163,070
                                                              ----------    ------------
Net increase in shares outstanding                             1,874,454    $ 19,609,959
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Year ended July 31, 2000:
Shares sold                                                    4,174,726    $ 48,125,208
Shares issued in reinvestment of dividends and distributions     139,553       1,627,356
Shares reacquired                                             (1,240,994)    (14,314,656)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           3,073,285      35,437,908
Shares reacquired upon conversion from Class A                  (154,483)     (1,821,985)
                                                              ----------    ------------
Net increase in shares outstanding                             2,918,802    $ 33,615,923
                                                              ----------    ------------
                                                              ----------    ------------
November 18, 1998(a) through July 31, 1999:
Shares sold                                                    5,754,697    $ 60,238,518
Shares issued in reinvestment of dividends                        14,797         163,946
Shares reacquired                                               (349,450)     (3,747,204)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           5,420,044      56,655,260
Shares reacquired upon conversion into Class A                   (15,291)       (163,070)
                                                              ----------    ------------
Net increase in shares outstanding                             5,404,753    $ 56,492,190
                                                              ----------    ------------
                                                              ----------    ------------
------------------------------
(a) Commencement of investment operations.

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Notes to Financial Statements Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended July 31, 2000:
Shares sold                                                      864,615    $  9,952,845
Shares issued in reinvestment of dividends and distributions      44,150         512,945
Shares reacquired                                               (635,034)     (7,388,381)
                                                              ----------    ------------
Net increase in shares outstanding                               273,731    $  3,077,409
                                                              ----------    ------------
                                                              ----------    ------------
November 18, 1998(a) through July 31, 1999:
Shares sold                                                    2,362,554    $ 24,279,763
Shares issued in reinvestment of dividends                         6,349          69,993
Shares reacquired                                               (308,226)     (3,281,900)
                                                              ----------    ------------
Net increase in shares outstanding                             2,060,677    $ 21,067,856
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Year ended July 31, 2000:
Shares sold                                                      139,641    $  1,690,602
Shares issued in reinvestment of dividends and distributions      10,092         115,014
Shares reacquired                                             (1,287,052)    (14,407,917)
                                                              ----------    ------------
Net decrease in shares outstanding                            (1,137,319)   $(12,602,301)
                                                              ----------    ------------
                                                              ----------    ------------
November 18, 1998(a) through July 31, 1999:
Shares sold                                                    2,627,588    $ 26,288,697
Shares issued in reinvestment of dividends                        14,003         152,546
Shares reacquired                                             (1,393,124)    (15,147,603)
                                                              ----------    ------------
Net increase in shares outstanding                             1,248,467    $ 11,293,640
                                                              ----------    ------------
                                                              ----------    ------------

------------------------------
(a) Commencement of investment operations.

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Financial Highlights

                                                                Class A
                                                -----------------------------------------
                                                                     November 18, 1998(a)
                                                   Year Ended              Through
                                                 July 31, 2000          July 31, 1999
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $  10.86               $  10.00
                                                    --------               --------
Income from investment operations:(d)
Net investment income                                    .26                    .12
Net realized and unrealized gain on
   investments and foreign currencies                   1.25                    .83
                                                    --------               --------
      Total from investment operations                  1.51                    .95
                                                    --------               --------
Less distributions
Dividends from net investment income                    (.26)                  (.09)
Distributions from net realized capital
   gains                                                (.08)                    --
                                                    --------               --------
      Total dividends and distributions                 (.34)                  (.09)
                                                    --------               --------
Net asset value, end of period                      $  12.03               $  10.86
                                                    --------               --------
                                                    --------               --------
TOTAL RETURN(b)                                        13.96%                  9.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $ 48,786               $ 20,372
Average net assets (000)                            $ 34,809               $ 12,286
Ratios to average net assets:
   Expenses, including distribution fees                1.49%                  1.88%(c)
   Expenses, excluding distribution fees                1.24%                  1.63%(c)
   Net investment income                                2.27%                  1.59%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate                                  155%                    96%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Financial Highlights Cont'd.

                                                                Class B
                                                -----------------------------------------
                                                                     November 18, 1998(a)
                                                   Year Ended              Through
                                                 July 31, 2000          July 31, 1999
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $  10.85               $  10.00
                                                    --------               --------
Income from investment operations:(d)
Net investment income                                   0.17                    .06
Net realized and unrealized gain on
   investments and foreign currencies                   1.23                    .83
                                                    --------               --------
      Total from investment operations                  1.40                    .89
                                                    --------               --------
Less distributions
Dividends from net investment income                    (.16)                  (.04)
Distributions from net realized capital
gains                                                   (.08)                    --
                                                    --------               --------
      Total dividends and distributions                 (.24)                  (.04)
                                                    --------               --------
Net asset value, end of period                      $  12.01               $  10.85
                                                    --------               --------
                                                    --------               --------
TOTAL RETURN(b)                                        12.88%                  8.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $ 99,950               $ 58,678
Average net assets (000)                            $ 79,855               $ 36,645
Ratios to average net assets:
   Expenses, including distribution fees                2.24%                  2.63%(c)
   Expenses, excluding distribution fees                1.24%                  1.63%(c)
   Net investment income                                1.48%                   .85%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period. See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Financial Highlights Cont'd.

                                                                Class C
                                                -----------------------------------------
                                                                     November 18, 1998(a)
                                                   Year Ended              Through
                                                 July 31, 2000          July 31, 1999
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $  10.85               $  10.00
                                                    --------               --------
Income from investment operations:(d)
Net investment income                                    .17                    .06
Net realized and unrealized gain on
   investments and foreign currencies                   1.23                    .83
                                                    --------               --------
      Total from investment operations                  1.40                    .89
                                                    --------               --------
Less distributions
Dividends from net investment income                    (.16)                  (.04)
Distributions from net realized capital
gains                                                   (.08)                    --
                                                    --------               --------
      Total dividends and distributions                 (.24)                  (.04)
                                                    --------               --------
Net asset value, end of period                      $  12.01               $  10.85
                                                    --------               --------
                                                    --------               --------
TOTAL RETURN(b)                                        12.88%                  8.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $ 28,040               $ 22,375
Average net assets (000)                            $ 25,835               $ 18,346
Ratios to average net assets:
   Expenses, including distribution fees                2.24%                  2.63%(c)
   Expenses, excluding distribution fees                1.24%                  1.63%(c)
   Net investment income                                1.44%                   .79%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Financial Highlights Cont'd.

                                                                Class Z
                                                -----------------------------------------
                                                                     November 18, 1998(a)
                                                   Year Ended              Through
                                                 July 31, 2000          July 31, 1999
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $10.87                $  10.00
                                                    -------                --------
Income from investment operations:(d)
Net investment income                                   .27                     .13
Net realized and unrealized gain on
   investments and foreign currencies                  1.27                     .84
                                                    -------                --------
      Total from investment operations                 1.54                     .97
                                                    -------                --------
Less distributions
Dividends from net investment income                   (.28)                   (.10)
Distributions from net realized capital
gains                                                  (.08)                     --
                                                    -------                --------
      Total dividends and distributions                (.36)                   (.10)
                                                    -------                --------
Net asset value, end of period                       $12.05                $  10.87
                                                    -------                --------
                                                    -------                --------
TOTAL RETURN(b)                                       14.18%                   9.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $1,348                $ 13,578
Average net assets (000)                             $4,102                $ 21,914
Ratios to average net assets:
   Expenses, including distribution fees               1.24%                   1.63%(c)
   Expenses, excluding distribution fees               1.24%                   1.63%(c)
   Net investment income                               2.11%                   1.68%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period. See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Report of Independent Accountants
To the Shareholders and Board of Trustees of Prudential Diversified Funds--
Prudential Diversified Moderate Growth Fund
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Diversified Funds--Prudential Diversified Moderate Growth Fund (the 'Fund') at July 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period November 18, 1998 (commencement of operations) through July 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
September 22, 2000
                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified Moderate Growth
Fund
             Tax Information (Unaudited)
      We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (July 31, 2000) as to the federal income tax status of dividends paid by the Fund during such fiscal period. Accordingly, we are advising you that during its fiscal period ended July 31, 1999, the Fund paid an ordinary distribution for Class A, Class B, Class C and Class Z shares of $.34 per share, $.24 per share, $.24 per share and $.36 per share, respectively, which represents net investment income and short-term capital gains and is taxable as ordinary income. Further, we wish to advise you that 15% of the ordinary income dividends paid in the fiscal period ended July 31, 2000 qualified for the corporate dividend received deduction available to corporate taxpayers.
      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that 4.06% of the dividends paid from ordinary income in the fiscal year ended July 31, 2000, qualify for each of these states' tax exclusion.
      For the purpose of preparing your annual federal income tax return, however, you should report the amounts as reflected on the appropriate Form 1099-DIV or substitute 1099-DIV.
    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000

Shares           Description                                        Value (Note 1)
-------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  87.5%
Common Stocks
-------------------------------------------------------------------------------------
Advertising  0.4%
      1,750      ADVO, Inc.                                         $         71,641
      4,300      Omnicom Group, Inc.                                         365,500
      2,550      Penton Media, Inc.                                           88,294
      2,900      True North Communications, Inc.                             141,556
                                                                    ----------------
                                                                             666,991
-------------------------------------------------------------------------------------
Aerospace/Defense  0.4%
     59,500      British Aerospace PLC (United Kingdom)(a)                   401,210
      9,450      Gencorp, Inc.                                                75,009
     20,000      Loral Space & Communications, Inc.                          103,750
      3,850      Scott Technologies, Inc.                                     74,113
                                                                    ----------------
                                                                             654,082
-------------------------------------------------------------------------------------
Airlines  0.3%
     15,900      Deutsche Lufthansa AG (Germany)(a)                          392,002
      2,200      SkyWest, Inc.                                                98,175
                                                                    ----------------
                                                                             490,177
-------------------------------------------------------------------------------------
Auto & Truck  1.3%
      5,250      ArvinMeritor, Inc.                                           82,031
      2,400      Borg-Warner Automotive, Inc.                                 81,450
      1,847      Delphi Automotive Systems Corp.                              27,359
     10,350      Dura Automotive Systems, Inc.(a)                            106,734
     18,767      General Motors Corp.                                        574,373
     17,500      GKN PLC (United Kingdom)                                    224,074
      5,200      Lear Corp.(a)                                               121,225
    136,000      Nissan Motor Co., Ltd. (Japan)(a)                           679,162
      2,350      Superior Industries International, Inc.                      70,647
                                                                    ----------------
                                                                           1,967,055
-------------------------------------------------------------------------------------
Banking  5.4%
      7,600      BancorpSouth, Inc.                                          115,425
      3,550      BancWest Corp.                                               65,453
      3,200      Bank of New York Co., Inc.                                  149,800
      1,300      Bank United Corp. (Class 'A' Stock)                          47,369
      9,301      Banknorth Group, Inc.                                       142,422

                                           See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      3,700      Banque Nationale de Paris (France)                 $        365,225
     10,600      Bayerische Vereinsbank AG (Germany)                         615,512
      3,700      BSB Bancorp, Inc.                                            79,088
      3,050      City National Corp.                                         111,897
      3,200      CORUS BankShares, Inc.                                       93,600
      9,650      Cullen/Frost Bankers, Inc.                                  274,422
      9,475      CVB Financial Corp.                                         149,231
        450      First Citizens BancShares, Inc.                              27,450
     31,000      Fuji Bank Ltd. (Japan)                                      200,374
      5,650      Fulton Financial Corp.                                      121,475
     12,000      Golden State Bancorp, Inc.(a)                               229,500
      2,250      Greater Bay Bancorp                                         121,078
      4,450      Harbor Florida Bancshares, Inc.                              50,619
     36,500      HSBC Holdings PLC (United Kingdom)                          494,155
     33,000      Industrial Bank of Japan, Ltd. (Japan)(a)                   211,795
      8,200      ING Groep NV (Netherlands)(a)                               548,276
      7,550      MAF Bancorp, Inc.                                           150,528
     55,850      Overseas-Chinese Banking Corp., Ltd. (Singapore)            406,147
      5,050      PFF Bancorp, Inc.                                            87,744
      3,250      Queens County Bancorp, Inc.                                  75,156
     69,000      Sakura Bank, Ltd. (Japan)                                   400,009
     21,300      San Paolo Imi SpA (Italy)                                   361,277
     17,450      Silicon Valley Bancshares(a)                                764,528
      3,750      Southwest Bancorpoation of Texas, Inc.(a)                    98,203
     58,000      Sumitomo Trust & Banking Co., Ltd. (Japan)                  373,835
     22,000      Svenska Handelsbanken, Ser. A (Sweden)                      330,968
     72,904      United Overseas Bank, Ltd. (Singapore)                      521,750
      7,600      Washington Federal, Inc.                                    142,500
      5,200      WestAmerica Bancorporation                                  144,300
                                                                    ----------------
                                                                           8,071,111
-------------------------------------------------------------------------------------
Building & Construction  1.4%
      6,200      American Standard Companies, Inc.(a)                        276,287
      1,500      Catellus Development Corp.(a)                                25,875
      7,400      Centex Corp.                                                177,137
      8,700      D.R. Horton, Inc.                                           134,850
      1,300      Dycom Industries, Inc.                                       55,575

    See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------
      4,200      Kaufman & Broad Home Corp.                         $         82,163
      8,200      M.D.C. Holdings, Inc.                                       164,000
     10,000      Pulte Corp.                                                 229,375
      2,500      Texas Industries, Inc.                                       81,094
      8,100      Thomas Industries, Inc.                                     169,088
      3,100      Toll Brothers, Inc.(a)                                       74,981
      5,018      Vivendi SA (France)                                         400,911
      8,500      Webb (Del E.) Corp.                                         129,625
                                                                    ----------------
                                                                           2,000,961
-------------------------------------------------------------------------------------
Chemicals  1.4%
      8,900      Akzo Nobel NV (Netherlands)                                 395,868
      2,250      Albany Molecular Research, Inc.                             124,594
      4,950      Albemarle Corp.                                             122,203
      2,900      Arch Chemicals, Inc.                                         58,000
        200      Cambrex Corp.                                                 9,038
      4,525      Cytec Industries, Inc.(a)                                   141,406
      5,700      Eastman Chemical Co.                                        267,187
      2,750      Geon Co.                                                     45,203
     11,700      Grace (W.R.) & Co.(a)                                       115,537
      1,350      H.B. Fuller Co.                                              52,144
     19,300      Imperial Chemical Industries PLC (United
                  Kingdom)                                                   138,672
      4,550      Lubrizol Corp.                                               97,256
      6,900      Olin Corp.                                                  108,244
      1,650      OM Group, Inc.                                               78,272
      2,300      Potash Corp. of Saskatchewan, Inc.                          123,481
      4,950      Spartech Corp.                                              132,722
                                                                    ----------------
                                                                           2,009,827
-------------------------------------------------------------------------------------
Computer Services  3.2%
     13,200      Affiliated Computer Services, Inc.(a)                       594,825
        500      AnswerThink Consulting Group, Inc.(a)                         8,406
      5,100      ASM Lithography Holding NV (Netherlands)(a)                 202,725
      4,400      AXENT Technologies, Inc.(a)                                 108,350
      3,700      Brooktrout, Inc.(a)                                         111,925
     14,000      Catapult Communications Corp.(a)                            186,375
     20,300      Cisco Systems, Inc.(a)                                    1,328,381

                                           See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
-------------------------------------------------------------------------------------
     18,900      Getronics NV (Netherlands)(a)                      $        318,818
      3,250      InFocus Corp.(a)                                            113,750
      2,000      Liberate Technologies, Inc.(a)                               45,875
      6,200      Luminant Worldwide Corp.(a)                                  50,375
     16,000      MarchFirst, Inc.(a)                                         331,000
     16,200      NetSolve, Inc.(a)                                           380,700
      2,125      RadiSys Corp.(a)                                            130,688
      3,400      RSA Security, Inc.(a)                                       215,475
        500      Sapient Corp.(a)                                             56,875
      4,800      Sun Microsystems, Inc.(a)                                   506,100
                                                                    ----------------
                                                                           4,690,643
-------------------------------------------------------------------------------------
Computers  2.6%
      9,000      Citrix Systems, Inc.(a)                                     137,250
     41,200      Compaq Computer Corp.                                     1,156,175
      7,900      Dell Computer Corp.(a)                                      347,106
      9,800      EMC Corp.(a)                                                834,225
     13,000      Fujitsu, Ltd. (Japan)                                       365,545
      9,500      Hewlett-Packard Co.                                       1,037,281
        200      Nuance Communications, Inc.(a)                               28,075
        100      Predictive Systems, Inc.(a)                                   2,200
                                                                    ----------------
                                                                           3,907,857
-------------------------------------------------------------------------------------
Consumer Products  1.9%
      3,550      Alberto-Culver Co. (Class 'B' Stock)                        107,831
     20,500      Eastman Kodak Co.                                         1,124,938
     17,300      Electrolux AB, Ser. B (Sweden)                              257,432
      4,000      Estee Lauder Co., Inc. (Class 'A' Stock)                    176,000
      4,825      Fossil, Inc.(a)                                              88,056
     14,000      Kao Corp. (Japan)                                           414,114
     13,600      Philip Morris Co., Inc.                                     343,400
      8,133      Reynolds (R.J.) Tobacco Holdings, Inc.                      230,774
      4,350      Tupperware Corp.                                             84,553
                                                                    ----------------
                                                                           2,827,098
-------------------------------------------------------------------------------------
Consumer Services  0.3%
      2,000      PurchasePro.com, Inc.(a)                                     78,000
     19,500      Service Corp. International(a)                               49,969

    See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
-------------------------------------------------------------------------------------
      4,350      Waste Connections, Inc.(a)                         $         88,088
     11,100      Waste Management, Inc.                                      207,431
                                                                    ----------------
                                                                             423,488
-------------------------------------------------------------------------------------
Diversified Manufacturing  1.7%
      1,800      Corning, Inc.                                               421,088
      4,100      CUNO, Inc.(a)                                               124,025
     10,700      General Electric Co.                                        550,381
    104,700      Invensys PLC (United Kingdom)                               375,354
      3,250      KEMET Corp.(a)                                               78,000
      2,130      Siemens AG (Germany)                                        329,690
     10,200      Thyssen Krupp AG (Germany)(a)                               175,086
      8,300      Veba AG (Germany)                                           463,879
                                                                    ----------------
                                                                           2,517,503
-------------------------------------------------------------------------------------
Electronics  1.1%
          1      Agilent Technologies, Inc.(a)                                    41
      9,350      Minnesota Power, Inc.                                       199,272
     36,600      National Grid Group PLC (United Kingdon)                    300,541
      4,500      Polycom, Inc.(a)                                            426,867
      6,100      Sony Corp. (Japan)                                          560,798
     13,000      Sumitomo Electric Industries, Ltd. (Japan)                  210,545
                                                                    ----------------
                                                                           1,698,064
-------------------------------------------------------------------------------------
Electronic Components  4.8%
      4,108      ABB Ltd. (Switzerland)                                      489,677
      2,400      Applied Micro Circuits Corp.(a)                             358,200
     14,700      Arrow Electronics, Inc.(a)                                  486,019
      2,700      ATMI, Inc.(a)                                                69,525
      3,050      Audiovox Corp.(a)                                            47,275
      5,300      Avnet, Inc.                                                 301,769
      3,050      Belden, Inc.                                                 76,631
      2,700      Cable Design Technologies Corp.(a)                           95,175
      2,600      Electroglas, Inc.(a)                                         52,000
        900      Electronic Scientific Industries, Inc.(a)                    40,894
      7,800      Flextronics International, Ltd. (Singapore)(a)              552,216
     14,500      Gentex Corp.(a)                                             329,875
     13,000      Hitachi, Ltd. (Japan)                                       155,475

                                           See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------
      3,950      Idacorp, Inc.                                      $        146,150
      1,750      Integrated Silicon Solution, Inc.                            36,750
      7,780      KPN NV (Netherlands)(a)                                     352,469
      1,400      Littelfuse, Inc.(a)                                          49,350
     12,000      Novellus Systems, Inc.(a)                                   647,250
      4,600      PMC-Sierra, Inc.(a)                                         891,825
      4,400      Rogers Corp.(a)                                             157,300
        200      Silicon Laboratories, Inc.(a)                                11,512
      7,300      STMicroelectronics NV (France)                              415,644
      5,000      TDK Corp. ADR (Japan)                                       635,000
     13,100      Texas Instruments, Inc.                                     768,806
                                                                    ----------------
                                                                           7,166,787
-------------------------------------------------------------------------------------
Financial Services  5.4%
      1,700      Acom Co., Ltd. (Japan)(a)                                   128,817
      6,900      Allied Capital Corp.                                        130,669
     12,900      American Express Co.                                        731,269
     11,900      Bank of America Corp.                                       563,762
      6,900      Charles Schwab Corp.                                        249,262
     19,050      Citigroup, Inc.                                           1,344,216
      1,200      Dain Rauscher Corp.                                          81,375
      8,150      Doral Financial Corp.                                       105,950
      5,250      Downey Financial Corp.                                      183,750
      2,750      Eaton Vance Corp.                                           142,484
     12,900      Federated Investors, Inc.                                   337,819
     32,400      Halifax Group PLC (United Kingdom)(a)                       253,915
      1,600      Investment Technology, Inc.(a)                               77,800
     33,500      Investor AB (Sweden)                                        485,714
      9,400      John Hancock Financial Services, Inc.                       222,075
      8,700      Labranche & Co., Inc.(a)                                    177,262
      4,300      Merrill Lynch & Co., Inc.                                   555,775
      7,500      Metris Companies, Inc.                                      219,844
     11,600      Morgan Stanley Dean Witter & Co.                          1,058,500
      2,700      National Discount Brokers Group, Inc.(a)                     88,931
      2,800      Orix Corp. (Japan)                                          361,711
      2,813      Radian Group, Inc.                                          171,241

    See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------
      2,550      Triad Guaranty, Inc.                               $         61,838
      5,650      Webster Financial Corp.                                     126,419
      2,600      Whitney Holding Corp.                                        96,688
                                                                    ----------------
                                                                           7,957,086
-------------------------------------------------------------------------------------
Food & Beverage  2.6%
      1,150      Adolph Coors Co.                                             72,450
     53,500      Cadbury Schweppes PLC (United Kingdom)                      346,121
     11,500      CKE Restaurants, Inc.                                        33,781
     53,100      Darden Restaurants, Inc.                                    866,194
      2,900      Dean Foods Co.                                              100,956
     45,600      Diageo PLC (United Kingdom)                                 400,410
      3,750      Fleming Cos., Inc.                                           58,828
      7,500      Heineken NV (Netherlands)                                   428,900
      4,450      Michael Foods, Inc.                                         106,800
     24,500      Nabisco Group Holding Corp.                                 649,250
      3,900      Performance Food Group Co.(a)                               128,456
      6,850      Riviana Foods, Inc.                                         111,313
     13,850      Ryan's Family Steak Houses, Inc.(a)                         126,381
     15,400      Sara Lee Corp.                                              283,938
      4,350      Smithfield Foods, Inc.(a)                                   123,703
      4,050      Universal Foods Corp.                                        78,975
                                                                    ----------------
                                                                           3,916,456
-------------------------------------------------------------------------------------
Gas Distribution  0.5%
      3,000      CH Energy Group, Inc.                                        97,875
      8,850      Energen Corp.                                               199,125
      7,700      KeySpan Corp.                                               244,475
      5,500      ONEOK, Inc.                                                 146,781
                                                                    ----------------
                                                                             688,256
-------------------------------------------------------------------------------------
Health Care  4.1%
      6,400      Apria Healthcare Group, Inc.(a)                              95,600
     29,900      Foundation Health Systems, Inc.                             435,419
     38,200      HCA-The Healthcare Corp.                                  1,298,800
     32,600      HEALTHSOUTH Corp.(a)                                        193,563
        700      Oxford Health Plans, Inc.(a)                                 16,756
      9,000      PAREXEL International Corp.(a)                               89,438

    14                                     See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
-------------------------------------------------------------------------------------
     45,000      Tenet Healthcare Corp.(a)                          $      1,369,687
      3,250      Trigon Healthcare, Inc.(a)                                  172,250
     12,200      UnitedHealth Group, Inc.                                    998,112
     15,200      Wellpoint Health Networks, Inc.(a)                        1,325,250
                                                                    ----------------
                                                                           5,994,875
-------------------------------------------------------------------------------------
Home Furnishings  0.3%
      3,275      Ethan Allen Interiors, Inc.                                  83,512
      5,750      Furniture Brands International, Inc.(a)                      85,172
      5,100      HON INDUSTRIES, Inc.                                        136,106
      8,350      Pier 1 Imports, Inc.                                         99,678
      2,250      Springs Industries, Inc.                                     72,563
                                                                    ----------------
                                                                             477,031
-------------------------------------------------------------------------------------
Hotels & Leisure  0.4%
      1,300      Anchor Gaming(a)                                             70,444
      2,600      Gaylord Entertainment Co.                                    64,513
     21,600      Hilton Hotels Corp.                                         221,400
     39,400      MeriStar Hotels & Resorts, Inc.(a)                          105,887
      3,400      SFX Entertainment, Inc.(a)                                  156,400
                                                                    ----------------
                                                                             618,644
-------------------------------------------------------------------------------------
Human Resources  0.1%
      2,850      CDI Corp.(a)                                                 56,644
      4,750      Spherion Corp.(a)                                            90,844
                                                                    ----------------
                                                                             147,488
-------------------------------------------------------------------------------------
Insurance  5.4%
      5,050      Alfa Corp.                                                   92,163
     12,295      Alleanza Assicurazioni (Italy)                              153,271
      1,771      Allianz AG (Germany)                                        656,597
      3,800      American Financial Group, Inc.                               95,000
      2,800      American General Corp.                                      186,725
      7,950      American International Group, Inc.                          697,116
      2,800      Annuity and Life Re (Holdings), Ltd.                         68,950
      4,450      Arthur J. Gallagher & Co.                                   218,328
      2,680      AXA Financial, Inc. (France)                                407,369
     14,400      AXA Financial, Inc.                                         550,800
     13,900      Chubb Corp.                                               1,028,600

    See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      4,200      Commerce Group, Inc.                               $        116,550
      2,640      Fidelity National Financial, Inc.                            46,695
      3,400      First American Financial Corp.                               52,913
      4,050      Leucadia National Corp.                                     108,084
     11,800      Loews Corp.                                                 740,450
      3,550      Milacron, Inc.                                               51,031
      4,450      MONY Group, Inc.                                            159,088
     18,900      Old Republic International Corp.                            421,706
      8,350      Presidential Life Corp.                                     120,553
     18,500      Prudential Corp. PLC (United Kingdom)                       252,541
      1,500      Quotesmith.com, Inc.(a)                                       3,656
     13,700      Reinsurance Group of America, Inc.                          435,831
     18,700      SAFECO Corp.                                                431,269
      6,000      St. Paul Companies, Inc.                                    266,625
      2,550      StanCorp Financial Group, Inc.                               87,975
      4,800      Terex Corp.                                                  79,200
        940      Zurich Versicherungs-Gesellschaft (Switzerland)             506,754
                                                                    ----------------
                                                                           8,035,840
-------------------------------------------------------------------------------------
Machinery  0.3%
      1,700      Helix Technology Corp.                                       55,250
      2,500      IDEX Corp.                                                   82,500
      6,400      JLG Industries, Inc.                                         65,200
      8,850      Lincoln Electric Holdings, Inc.                             133,856
      3,600      Manitowoc Co., Inc.                                          88,650
      3,050      Trinity Industrial Corp. (Japan)                             58,713
                                                                    ----------------
                                                                             484,169
-------------------------------------------------------------------------------------
Manufacturing  1.1%
      2,050      AptarGroup, Inc.                                             51,122
        850      Brooks Automation, Inc.                                      42,181
        300      Coherent, Inc.                                               17,963
      2,050      Compagnie de Saint Gobain (France)                          301,157
      8,000      Mettler-Toledo International Inc.(a)                        324,000
      4,900      Tektronix, Inc.(a)                                          301,350
      3,550      The Toro Co.                                                106,944
        100      Varian, Inc.(a)                                               4,213

                                           See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
-------------------------------------------------------------------------------------
      3,900      Waters Corp.(a)                                    $        462,637
                                                                    ----------------
                                                                           1,611,567
-------------------------------------------------------------------------------------
Media  2.7%
      2,750      Banta Corp.                                                  53,109
      8,300      Clear Channel Communications, Inc.(a)                       632,356
      2,200      Cumulus Media, Inc.(a)                                       21,450
      1,550      Entercom Communications Corp.(a)                             60,159
      5,000      Gemstar-TV Guide International, Inc.(a)                     304,062
      6,950      General Cable Corp.                                          59,944
      1,900      Harman International Industries, Inc.                       120,175
      3,200      Lagardere SCA (France)                                      207,170
      3,900      Lee Enterprises, Inc.                                       103,350
      7,200      Metromedia Fiber Network, Inc.(a)                           252,900
     44,400      Reed International PLC (United Kingdom)                     354,944
      1,650      Scholastic Corp.(a)                                         105,394
      1,100      Time Warner, Inc.                                            84,356
      3,800      Univision Communications, Inc.(a)                           472,150
     17,024      Viacom, Inc.(a)                                           1,128,904
        100      Wink Communications, Inc.(a)                                  2,450
        500      Ziff Davis, Inc.(a)                                           8,563
                                                                    ----------------
                                                                           3,971,436
-------------------------------------------------------------------------------------
Medical Products & Services  3.2%
      7,600      Amgen, Inc.(a)                                              493,525
      9,269      AstraZeneca Group PLC (United Kingdom)(a)                   399,452
      8,350      Bergen Brunswig Corp.                                        73,063
      3,250      Datascope Corp.(a)                                          122,687
      2,400      Genetech, Inc.(a)                                           365,100
      9,000      Inhale Therapeutic Systems, Inc.(a)                         730,687
      6,800      PacifiCare Health Systems, Inc.(a)                          442,000
      3,100      Patterson Dental Co.(a)                                      82,150
      2,300      PerkinElmer, Inc.                                           147,056
     12,901      Pharmacia Corp.                                             706,330
        850      Quest Diagnostics, Inc.(a)                                   85,797
     11,000      Sankyo Co., Ltd. (Japan)(a)                                 258,091
      7,700      Serono SA (Switzerland)(a)                                  207,900

    See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
     41,100      Smithkline Beecham PLC (United Kingdom)            $        529,642
      3,350      Varian Medical Systems, Inc.                                144,050
                                                                    ----------------
                                                                           4,787,530
-------------------------------------------------------------------------------------
Metals  1.4%
     24,400      Alcoa, Inc.                                                 738,100
     33,600      Broken Hill Proprietary Co., Ltd. (Australia)               355,533
      3,900      Carpenter Technology Corp.                                  119,438
      3,400      Cleveland-Cliffs, Inc.                                       84,363
      5,300      Commercial Metals Co.                                       155,687
      3,200      Kaydon Corp.                                                 67,000
      7,700      Phelps Dodge Corp.                                          313,294
      2,350      Precision Castparts Corp.                                   150,253
      4,775      Reliance Steel & Aluminum Co.                               100,275
      5,250      Worthington Industries, Inc.                                 55,453
                                                                    ----------------
                                                                           2,139,396
-------------------------------------------------------------------------------------
Mining  0.4%
     25,700      Freeport-McMoRan Copper & Gold, Inc.(a)                     220,056
     18,700      Newmont Mining Corp.                                        331,925
                                                                    ----------------
                                                                             551,981
-------------------------------------------------------------------------------------
Networking  0.5%
        600      Adaptec, Inc.(a)                                             14,850
      2,900      Anixter International, Inc.(a)                               84,281
      1,200      Broadcom Corp.(a)                                           269,100
      1,700      Juniper Networks, Inc.(a)                                   242,144
      1,800      Network Appliance, Inc.(a)                                  155,138
                                                                    ----------------
                                                                             765,513
-------------------------------------------------------------------------------------
Office Equipment & Supplies  0.4%
     10,000      Canon, Inc. (Japan)                                         445,519
      4,400      John H. Harland Co.                                          58,850
     17,700      Lanier Worldwide, Inc.(a)                                    12,169
      2,000      United Stationers, Inc.                                      58,250
                                                                    ----------------
                                                                             574,788

                                         See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Oil & Gas  2.7%
      2,100      Amerada Hess Corp.                                 $        127,050
     57,300      ENI SpA (Italy)                                             320,775
      4,750      Helmerich & Payne, Inc.                                     152,000
      3,877      Kerr-McGee Corp.                                            212,750
     13,800      Marine Drilling Companies, Inc.(a)                          300,150
     14,200      Newfield Exploration Co.(a)                                 483,687
      9,700      Nuevo Energy Co.(a)                                         147,925
      7,900      Occidental Petroleum Corp.                                  159,975
      3,250      Patterson Energy, Inc.(a)                                    81,047
      4,800      Schlumberger, Ltd. (France)                                 354,900
     11,233      Total Fina SA ADR (France)                                  826,328
      4,510      Total Fina SA, (France)                                     668,397
      2,600      Ultramar Diamond Shamrock Corp.                              59,475
      4,600      Valero Energy Corp.                                         119,313
                                                                    ----------------
                                                                           4,013,772
-------------------------------------------------------------------------------------
Oil & Gas Exploration/Production  1.1%
      4,900      Berry Petroleum Co.                                          89,119
     55,300      BP Amoco PLC (United Kingdom)                               483,928
     12,464      BP Amoco PLC                                                652,023
      5,250      Equitable Resources, Inc.                                   273,328
      4,300      Mitchell Energy & Development Corp.(a)                      137,062
      1,650      St. Mary Land & Exploration Co.                              49,397
                                                                    ----------------
                                                                           1,684,857
-------------------------------------------------------------------------------------
Paper & Packaging  2.8%
      2,850      Chesapeake Corp.                                             74,634
      5,100      Fort James Corp.                                            155,869
      7,300      Georgia-Pacific Corp. (Timber Group)                        221,281
     23,500      Georgia-Pacific Group                                       583,094
     13,700      International Paper Co.                                     465,800
     16,300      Mead Corp.                                                  413,612
     26,000      Nippon Paper Industries Co., Ltd.(Japan)                    189,894
     11,500      Pactiv Corp.(a)                                             106,375
      5,650      Pope & Talbot, Inc.                                         108,763
      8,750      Rayonier, Inc.                                              356,016
      9,200      Temple-Inland, Inc.                                         399,625

    See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
-------------------------------------------------------------------------------------
     10,100      UPM-Kymmene Oyj (Finland)                          $        249,008
      9,400      Weyerhaeuser Co.                                            429,462
     15,200      Willamette Industries, Inc.                                 460,750
                                                                    ----------------
                                                                           4,214,183
-------------------------------------------------------------------------------------
Pharmaceuticals  2.4%
      2,000      Alpharma, Inc.                                              131,000
     10,700      American Home Products Corp.                                567,769
      9,051      Aventis SA, (France)                                        697,119
      4,900      Bindley Western Industries, Inc.                            128,931
      4,200      Eli Lilly & Co.                                             436,275
     27,500      Pfizer, Inc.                                              1,185,937
         43      Roche Holdings AG (Switzerland)                             403,870
                                                                    ----------------
                                                                           3,550,901
-------------------------------------------------------------------------------------
Real Estate Investment Trusts  2.1%
        700      Alexandria Real Estate Equities, Inc.                        25,069
      5,600      Amli Residential Properties Trust                           136,500
      5,800      Arden Realty, Inc.                                          153,700
      3,100      Avalonbay Communities, Inc.                                 146,087
      5,600      Bradley Real Estate, Inc.                                   120,400
      4,600      BRE Properties, Inc.                                        149,212
      5,350      Cabot Industrial Trust                                      109,675
      2,850      Camden Property Trust                                        89,063
      2,700      Developers Diversified Realty Corp.                          42,525
      3,850      First Industrial Reality Trust, Inc.                        123,200
      4,700      Franchise Finance Corp. of America                          112,800
      3,900      Gables Residential Trust                                    106,031
      1,500      General Growth Properties, Inc.                              50,813
      3,400      Health Care Property Investors, Inc.                        101,150
      4,600      Health Care REIT, Inc.                                       82,800
      5,900      Highwoods Properties, Inc.                                  159,300
      4,100      Hospitality Properties Trust                                101,475
     11,300      JDN Realty Corp.                                            118,650
     16,400      MeriStar Hospitality Corp.                                  363,875
      8,000      Nationwide Health Properties, Inc.                          126,000
      8,600      Reckson Associates Reality Corp.                            225,750

                                           See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
-------------------------------------------------------------------------------------
      5,300      Regency Realty Corp.                               $        127,200
      1,100      SL Green Realty Corp.                                        32,656
      5,400      Summit Properties, Inc.                                     128,925
      3,400      Weingarten Realty Investors                                 140,675
                                                                    ----------------
                                                                           3,073,531
-------------------------------------------------------------------------------------
Retail  5.1%
      3,600      American Eagle Outfitters, Inc.(a)                           53,550
      7,650      Ames Department Stores, Inc.                                 54,506
      3,400      BJ's Wholesale Club, Inc.(a)                                101,787
     10,200      Consolidated Stores Corp.(a)                                121,762
     21,600      Dillard's, Inc. (Class 'A' Stock)                           295,650
      3,050      Dress Barn, Inc.(a)                                          63,288
      1,750      Factory 2-U Stores, Inc.(a)                                  72,625
     13,925      GAP, Inc.                                                   498,689
     50,000      Great Universal Stores PLC (United Kingdom)                 330,783
     23,100      Home Depot, Inc.                                          1,195,425
     31,500      IKON Office Solutions, Inc.                                 127,969
      6,800      J.C. Penney Co., Inc.                                       109,650
      2,700      Jack In The Box, Inc.(a)                                     57,881
      3,700      Kellwood Co.                                                 82,788
     44,200      Kmart Corp.(a)                                              309,400
     13,100      Kohl's Corp.(a)                                             743,425
      1,700      Libbey, Inc.                                                 53,019
      2,500      Michaels Stores, Inc.(a)                                    108,281
      6,700      Pep Boys - Manny, Moe & Jack                                 38,944
      6,550      Polo Ralph Lauren Corp.(a)                                  106,028
     11,400      RadioShack Corp.                                            642,675
      8,450      Ross Stores, Inc.                                           129,919
      5,900      Ruby Tuesday, Inc.                                           72,644
      4,250      Russell Corp.                                                83,672
      1,100      Sears, Roebuck & Co.                                         32,863
    131,900      Tesco PLC (United Kingdom)(a)                               434,820
     10,800      Tiffany & Co.                                               369,900
     14,700      Toys 'R' Us, Inc.(a)                                        242,550
      8,000      Venator Group, Inc.                                         113,000
     13,000      Wal-Mart Stores, Inc.                                       714,187

    See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
-------------------------------------------------------------------------------------
      4,200      Zale Corp.(a)                                      $        156,975
                                                                    ----------------
                                                                           7,518,655
-------------------------------------------------------------------------------------
Semiconductors  1.6%
      6,000      Alpha Industries, Inc.(a)                                   204,375
      5,400      Applied Materials, Inc.(a)                                  409,725
      1,300      Cirrus Logic, Inc.(a)                                        25,187
      3,400      GaSonics International Corp.(a)                              81,600
     18,600      Intel Corp.                                               1,241,550
      2,750      Kulicke & Soffa Industries, Inc.(a)                         124,094
        300      Micrel, Inc.(a)                                              15,019
        400      QLogic Corp.(a)                                              29,800
      1,150      Varian Semiconductor Equipment Associates,
                  Inc.(a)                                                     55,847
      2,800      Veeco Instruments, Inc.(a)                                  220,500
                                                                    ----------------
                                                                           2,407,697
-------------------------------------------------------------------------------------
Shipbuilding
      1,700      Newport News Shipbuilding, Inc.                              68,638
-------------------------------------------------------------------------------------
Software  3.0%
        100      Actuate Corp.(a)                                              4,925
      2,150      Agency.com, Inc.(a)                                          46,359
      1,200      Allaire Corp.(a)                                             37,031
        100      Alteon Websystems, Inc.(a)                                   13,194
      7,300      America Online, Inc.(a)                                     389,181
        500      Broadbase Software, Inc.(a)                                  11,781
     15,300      BroadVision, Inc.(a)                                        553,669
        100      Clarus Corp.(a)                                               3,700
      4,800      Computer Associates International, Inc.                     119,100
        200      EPiphany, Inc.                                               18,613
        200      Exchange Applications, Inc.(a)                                4,400
      4,000      Exodus Communications, Inc.(a)                              177,750
      8,200      HNC Software, Inc.(a)                                       361,825
        200      Informatica Corp.(a)                                         16,000
        200      Interwoven, Inc.(a)                                          12,913
        600      ITXC Corp.(a)                                                10,875
      2,150      Keynote Systems, Inc.                                        81,525
      2,700      Microsoft Corp.(a)                                          188,494

                                         See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
-------------------------------------------------------------------------------------
      1,558      NetIQ Corp.(a)                                     $         75,173
      2,900      ONYX Software Corp.(a)                                       70,144
      4,800      Phoenix Technologies Ltd.                                    81,600
      4,550      Progress Software Corp.(a)                                   68,534
      1,350      Proxicom, Inc.(a)                                            55,772
        300      Software.com, Inc.(a)                                        30,262
      4,400      Sybase, Inc.(a)                                             106,150
      1,200      U.S. Interactive, Inc.(a)                                    16,200
      1,600      VeriSign, Inc.(a)                                           253,900
     13,500      VERITAS Software Corp.(a)                                 1,376,156
      4,800      Verity, Inc.                                                174,900
        400      Viant Corp.(a)                                               13,200
                                                                    ----------------
                                                                           4,373,326
-------------------------------------------------------------------------------------
Telecommunications  9.6%
      1,300      Advanced Fibre Communications, Inc.(a)                       55,738
      7,900      Alcatel (France)                                            582,840
      4,900      Allegiance Telecom, Inc.(a)                                 272,256
      6,600      ALLTEL Corp.                                                406,725
     31,200      AT&T Corp.                                                  770,650
     26,500      British Telecommunications PLC (United Kingdom)             350,233
        800      C-COR.net Corp.(a)                                           21,150
      6,600      Comverse Technology, Inc.(a)                                579,150
        700      Copper Mountain Networks, Inc.(a)                            55,202
      2,154      Deutsche Telekom AG (Germany)(a)                             93,852
        600      Ditech Communications Corp.(a)                               28,724
        800      Dobson Communications Corp.(a)                               17,500
     21,600      Ericsson (L.M.) AB (ADR) (Sweden)                           423,900
     17,600      Global Crossing Ltd.(a)                                     427,900
        600      Go2Net, Inc.(a)                                              35,438
     17,100      Harris Corp.                                                585,675
      2,200      Intermedia Communications, Inc.(a)                           38,775
     11,500      JDS Uniphase Corp.(a)                                     1,358,437
      2,200      Leap Wireless International, Inc.(a)                        139,425
      2,200      Level 3 Communications, Inc.(a)                             150,563
      7,400      Millicom International Cellular SA
                  (Luxembourg)(a)                                            326,525
      7,300      Motorola, Inc.                                              241,356

    See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      5,650      Net2000 Communications, Inc.(a)                    $         53,675
      8,100      Nextel Communications, Inc.(a)                              453,094
      5,700      NEXTLINK Communications, Inc.(a)                            188,456
         43      Nippon Telegraph & Telephone Corp. (Japan)                  514,265
     23,000      Nokia Corp. ADR (Finland)(a)                              1,019,187
      9,600      Nortel Networks Corp                                        714,000
      7,400      NTL, Inc.(a)                                                333,462
         13      NTT Mobile Communication (Japan)                            326,380
     45,300      Portugal Telecom SA (Portugal)                              493,339
     19,200      Qwest Communications International, Inc.(a)                 901,200
      5,800      Tele Danmark A/S (Denmark)                                  356,837
     14,915      Telefonica SA (Spain)                                       313,804
        600      Ventro Corp.(a)                                               7,238
    122,275      Vodafone Airtouch PLC, ADR (United Kingdom)(a)            1,483,932
                                                                    ----------------
                                                                          14,120,883
-------------------------------------------------------------------------------------
Trucking & Shipping  0.4%
      4,950      Airborne Freight Corp.                                       76,416
      3,750      Alexander & Baldwin, Inc.                                    94,453
      6,950      Roadway Express, Inc.                                       165,062
      3,600      Sea Containers, Ltd. (Bermuda)                               94,500
      4,400      USFreightways Corp.                                         122,100
                                                                    ----------------
                                                                             552,531
-------------------------------------------------------------------------------------
Utilities  1.7%
     38,597      British Energy PLC (Class 'A' Stock) (United
                  Kingdom)                                                   138,806
      3,400      California Water Service Group                               81,175
      3,350      Cleco Corp.                                                 123,531
      4,900      Conectiv, Inc.                                               81,156
     26,800      Endesa SA (Spain)                                           556,158
      4,000      GPU, Inc.                                                   106,000
     10,200      Public Service Company of New Mexico(a)                     184,875
      7,100      Reliant Energy, Inc.                                        237,850
      1,550      RGS Energy Group, Inc.                                       35,553
      4,800      Sierra Pacific Resources                                     67,800
      2,310      Suez Lyonnaise des Eaux (France)                            377,891

                                           See Notes to Financial Statements

       Prudential Diversified Funds Prudential Diversified High Growth Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------
      7,400      Unicom Corp.                                       $        303,862
      6,100      Washington Gas Light Co.                                    150,213
                                                                    ----------------
                                                                           2,444,870
                                                                    ----------------
                 Total long-term investments (cost $112,321,225)         129,837,544
                                                                    ----------------
SHORT-TERM INVESTMENTS  13.3%
Principal
Amount
(000)
-------------------------------------------------------------------------------------
Repurchase Agreement
$    19,783      Joint Repurchase Agreement Account,
                  6.56%, 8/1/00 (cost $19,783,000; Note 5)                19,783,000
                                                                    ----------------
                 Total Investments  100.8%
                  (cost $132,104,225; Note 4)                            149,620,544
                 Liabilities in excess of other
                  assets  (0.8%)                                          (1,195,137)
                                                                    ----------------
                 Net Assets  100%                                   $    148,425,407
                                                                    ----------------
                                                                    ----------------

------------------------------
(a) Non-income producing security.
AB--Aktiebolag (Swedish Stock Company)
ADR--American Depository Receipt.
AG--Aktiengesellschaft (German Stock Company).
NV--Naamloze Vennoutschop (Dutch Corporation).
PLC--Public Limited Company (British Corporation).
SA-- Sociedada Anonima (Spanish Corporation) or Societe Anonyme (French
    Corporation).
SCA--Societe Capital Anonyme (French Corporation).

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Statement of Assets and Liabilities

                                                                    July 31, 2000
---------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $112,321,225)                           $ 129,837,544
Joint repurchase agreement, at value (cost $19,783,000)                19,783,000
Foreign currency, at value (cost $160,606)                                157,352
Cash                                                                       92,289
Receivable for investments sold                                         1,397,240
Receivable for Fund shares sold                                           723,388
Dividends and interest receivable                                         117,355
Prepaid assets                                                                143
                                                                    -------------
      Total assets                                                    152,108,311
                                                                    -------------
LIABILITIES
Payable for investments purchased                                       2,880,584
Payable for Fund shares reacquired                                        513,088
Due to Distributor                                                        102,253
Due to Manager                                                             94,593
Accrued expenses                                                           89,322
Foreign withholding tax payable                                             3,064
                                                                    -------------
      Total liabilities                                                 3,682,904
                                                                    -------------
NET ASSETS                                                          $ 148,425,407
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $      11,524
   Paid-in capital in excess of par                                   119,510,520
                                                                    -------------
                                                                      119,522,044
   Distributions in excess of net investment income                      (241,221)
   Accumulated net realized gain on investments                        11,632,832
   Net unrealized appreciation on investments and foreign
      currency transactions                                            17,511,752
                                                                    -------------
Net assets, July 31, 2000                                           $ 148,425,407
                                                                    -------------
                                                                    -------------

                                          See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Statement of Assets and Liabilities Cont'd.

                                                                    July 31, 2000
---------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($35,677,785
      / 2,756,080 shares of beneficial interest issued and
      outstanding)                                                         $12.95
   Maximum sales charge (5% of offering price)                                .68
                                                                    -------------
   Maximum offering price to public                                        $13.63
                                                                    -------------
                                                                    -------------
Class B:
   Net asset value, offering price and redemption price per
      share ($79,793,490 / 6,206,110 shares of beneficial
      interest issued and outstanding)                                     $12.86
                                                                    -------------
                                                                    -------------
Class C:
   Net asset value and redemption price per share ($31,636,329
      / 2,460,442 shares of beneficial interest issued and
      outstanding)                                                         $12.86
   Sales charge (1% of offering price)                                        .13
                                                                    -------------
   Offering price to public                                                $12.99
                                                                    -------------
                                                                    -------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($1,317,803 / 101,507 shares of beneficial interest
      issued and outstanding)                                              $12.98
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Statement of Operations

                                                                            Year
                                                                           Ended
                                                                     July 31, 2000
-----------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $71,319)            $  1,508,810
   Interest                                                                660,653
                                                                     -------------
      Total income                                                       2,169,463
                                                                     -------------
Expenses
   Management fee                                                        1,055,456
   Distribution fee--Class A                                                68,819
   Distribution fee--Class B                                               609,935
   Distribution fee--Class C                                               264,132
   Custodian's fees and expenses                                           316,000
   Transfer agent's fees and expenses                                      208,000
   Reports to shareholders                                                 105,000
   Registration fees                                                        56,000
   Legal fees                                                               27,000
   Audit fees                                                               25,000
   Trustees' fees and expenses                                              14,000
   Offering expense                                                          9,034
   Miscellaneous                                                             4,840
                                                                     -------------
      Total expenses                                                     2,763,216
                                                                     -------------
Net investment loss                                                       (593,753)
                                                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                              18,037,391
   Foreign currency transactions                                          (101,823)
                                                                     -------------
                                                                        17,935,568
                                                                     -------------
Net change in unrealized appreciation (depreciation) of:
   Investments                                                           5,905,191
   Foreign currency                                                         (5,188)
                                                                     -------------
                                                                         5,900,003
                                                                     -------------
Net gain on investments                                                 23,835,571
                                                                     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 23,241,818
                                                                     -------------
                                                                     -------------

                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Statement of Changes in Net Assets

                                                  Year         November 18, 1998(a)
                                                  Ended              Through
                                              July 31, 2000       July 31, 1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                        $    (593,753)       $   (131,077)
   Net realized gain on investments and
      foreign currency transactions              17,935,568           1,469,897
   Net unrealized appreciation of
      investments                                 5,900,003          11,611,749
                                              -------------    --------------------
   Net increase in net assets resulting
      from operations                            23,241,818          12,950,569
                                              -------------    --------------------
Dividends and distributions (Note 1)
   Distributions in excess of net
      investment income
      Class A                                      (798,740)                 --
      Class B                                    (1,548,906)                 --
      Class C                                      (694,850)                 --
      Class Z                                    (1,329,649)                 --
                                              -------------    --------------------
                                                 (4,372,145)                 --
                                              -------------    --------------------
   Distributions from net realized gains
      Class A                                      (510,822)                 --
      Class B                                    (1,183,192)                 --
      Class C                                      (530,788)                 --
      Class Z                                      (794,899)                 --
                                              -------------    --------------------
                                                 (3,019,701)                 --
                                              -------------    --------------------
Fund share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares sold                 75,419,062         130,702,522
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                 7,276,356                  --
   Cost of shares reacquired                    (68,742,787)        (25,070,287)
                                              -------------    --------------------
   Net increase in net assets from Fund
      share transactions                         13,952,631         105,632,235
                                              -------------    --------------------
Total increase                                   29,802,603         118,582,804
NET ASSETS
Beginning of period                             118,622,804              40,000
                                              -------------    --------------------
End of period                                 $ 148,425,407        $118,622,804
                                              -------------    --------------------
                                              -------------    --------------------
---------------
(a) Commencement of investment operations.

    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements
      Prudential Diversified Funds (the 'Trust') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company presently consisting of three Portfolios: Prudential Diversified High Growth Fund ('the Fund'), Prudential Diversified Conservative Growth Fund and Prudential Diversified Moderate Growth Fund. The Trust was organized as a business trust in Delaware on July 29, 1998. The Fund had no significant operations other than the issuance of 1,000 shares each of Class A, Class B, Class C and Class Z shares for each Portfolio of beneficial interest for $40,000 on June 16, 1998 to Prudential Investments Fund Management LLC ('PIFM' or the 'Manager'). The Fund commenced investment operations on November 18, 1998.
      The investment objective of the Fund is to provide long-term capital appreciation. The Fund pursues its objective by investing in a diversified portfolio of equity securities issued by U.S. and foreign companies. Under normal circumstances, substantially all of the Fund's assets will be invested in equity securities, including common stock, securities convertible into common stock and preferred stock.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.
      Securities Valuation: Securities listed on a securities exchange are valued at the last sales price on such exchange on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the subadviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager and the subadviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by a principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price, or if there was no sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Privately placed securities including equity securities for which market prices may be obtained

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements Cont'd.
from primary dealers shall be valued at the bid prices provided by such primary dealers. Securities for which market quotations are not readily available, may be valued using the last available market quotation for a period not to exceed five days, provided the Manager and subadviser feel this is representative of market value, afterwards, such securities are valued in good faith under procedures adopted by the Trustees.
      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
      In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
      All securities are valued as of 4:15 p.m., New York time.
      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
      (i) market value of investment securities, other assets and liabilities - at the closing daily rates of exchange.
      (ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.
      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.
      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements Cont'd.
on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.
      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.
      Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
      Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
      Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.
      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
      Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements Cont'd.
      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.
      Deferred Offering Cost: The Fund incurred $77,955 in connection with the initial offering of the Fund. Offering costs were amortized over a period of 12 months ended November 1999.
      Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease distributions in excess of net investment loss by $4,861,021, decrease accumulated net realized gain on investments by $4,851,531 and decrease paid-in capital by $9,490 for the year ended July 31, 2000, due to dividend distribution reclasses, realized and recognized currency gains during the period and certain expenses not deductible for tax purposes. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements

The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM manages the investment operations of the Fund, administers the Fund's affairs and supervises the Advisers' performance of all investment advisory services. PIFM pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PIFM, in turn, pays the Advisers' fees, computed daily and paid monthly, equal to the annual rate specified below based on the average daily net assets of the Fund segments they manage.

                                        Fee Paid By PIFM
          Advisers                         to Advisers
----------------------------    ---------------------------------
Jennison Associates LLC         .30% with respect to the first
  ('Jennison')                  $300 million; .25% for amounts
                                in excess of $300 million
The Prudential Investment
  Corporation ('PIC')           .375%(1)
Lazard Asset Management         .40%
Franklin Advisers, Inc.         .50%
The Dreyfus Corporation         .45%
(1)Under the Advisory Agreement between PIFM and PIC, PIC was reimbursed by PIFM for its reasonable costs and expenses for the period August 1, 1999 through
 December 31, 1999.

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements Cont'd.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.
      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the year ended July 31, 2000.
      PIMS has advised the Fund that it has received approximately $189,200 and $116,400 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended July 31, 2000.
      PIMS has advised the Fund that for the year ended July 31, 2000, it has received approximately $137,300 and $32,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
      Jennison, PIMS, PIC and PIFM are wholly owned subsidiaries of The Prudential Insurance Company of America.
      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the period ended July 31, 2000.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Trust's transfer agent. During the year ended July 31, 2000, the Fund incurred fees of approximately $175,000 for the services of PMFS. As of July 31,

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements Cont'd.
2000 approximately $18,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
      For the year ended July 31, 2000, PSI earned approximately $1,000 in brokerage commissions from portfolio transactions executed on behalf of the Fund.
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2000 were $96,819,710 and $85,830,743, respectively.
      The United States federal income tax basis of the Funds' investments as of July 31, 2000 was $133,166,809 and accordingly, net unrealized appreciation on investments for federal income tax purposes was $16,453,735 (gross unrealized appreciation $25,878,600, gross unrealized depreciation $9,424,865).
      The Fund will elect, for United States Federal income tax purposes, to treat net currency losses of approximately $84,593 incurred in the nine month period ended July 31, 2000 as having been incurred in the following fiscal year.
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of July 31, 2000, the Fund had a 3.5% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $19,783,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows: ABN AMRO Incorporated, 6.56%, in the principal amount of $100,000,000, repurchase price $100,018,222, due 8/1/00. The value of the collateral including accrued interest was $102,000,029. Bear, Stearns & Co. Inc., 6.55%, in the principal amount of $100,000,000, repurchase price $100,018,194, due 8/1/00. The value of the collateral including accrued interest was $102,926,906. Greenwich Capital Markets, Inc., 6.57%, in the principal amount of $110,000,000, repurchase price $110,020,075, due 8/1/00. The value of the collateral including accrued interest was $112,201,716. Merrill Lynch, Pierce, Fenner & Smith, Inc., 6.45%, in the principal amount of $97,030,000, repurchase price $97,047,384, due 8/1/00. The value of the collateral including accrued interest was $98,970,864.

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements Cont'd.
      Salomon Smith Barney, Inc., 6.55%, in the principal amount of $155,000,000, repurchase price $155,028,201, due 8/1/00. The value of the collateral including accrued interest was $158,174,190.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value. Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended July 31, 2000:
Shares sold                                                    1,540,352    $ 19,257,931
Shares issued in reinvestment of dividends and distributions     106,417       1,264,231
Shares reacquired                                               (967,716)    (12,147,899)
                                                              ----------    ------------
Net increase in shares outstanding before conversion             679,053       8,374,263
Shares issued upon conversion from Class B                       233,346       3,014,476
                                                              ----------    ------------
Net increase in shares outstanding                               912,399    $ 11,388,739
                                                              ----------    ------------
                                                              ----------    ------------
November 18, 1998(a) through July 31, 1999:
Shares sold                                                    2,085,850    $ 22,693,721
Shares reacquired                                               (264,575)     (2,915,672)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           1,821,275      19,778,049
Shares issued upon conversion from Class B                        21,406         236,761
                                                              ----------    ------------
Net increase in shares outstanding                             1,842,681    $ 20,014,810
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Year ended July 31, 2000:
Shares sold                                                    3,291,551    $ 40,858,317
Shares issued in reinvestment of dividends and distributions     226,817       2,687,787
Shares reacquired                                               (655,599)     (8,105,781)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           2,862,769      35,440,323
Shares reacquired upon conversion into Class A                  (234,534)     (3,014,476)
                                                              ----------    ------------
Net increase in shares outstanding                             2,628,235    $ 32,425,847
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Notes to Financial Statements Cont'd.

Class B                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
November 18, 1998(a) through July 31, 1999:
Shares sold                                                    3,792,825    $ 40,686,002
Shares reacquired                                               (194,476)     (2,146,432)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           3,598,349      38,539,570
Shares reacquired upon conversion into Class A                   (21,474)       (236,761)
                                                              ----------    ------------
Net increase in shares outstanding                             3,576,875    $ 38,302,809
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Year ended July 31, 2000:
Shares sold                                                    1,132,420    $ 14,053,104
Shares issued in reinvestment of dividends and distributions     101,310       1,200,525
Shares reacquired                                               (508,887)     (6,343,433)
                                                              ----------    ------------
Net increase in shares outstanding                               724,843    $  8,910,196
                                                              ----------    ------------
                                                              ----------    ------------
November 18, 1998(a) through July 31, 1999:
Shares sold                                                    1,902,895    $ 19,882,224
Shares reacquired                                               (168,296)     (1,835,812)
                                                              ----------    ------------
Net increase in shares outstanding                             1,734,599    $ 18,046,412
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Year ended July 31, 2000:
Shares sold                                                       96,668    $  1,249,710
Shares issued in reinvestment of dividends and distributions     178,772       2,123,813
Shares reacquired                                             (3,324,795)    (42,145,674)
                                                              ----------    ------------
Net decrease in shares outstanding                            (3,049,355)   $(38,772,151)
                                                              ----------    ------------
                                                              ----------    ------------
November 18, 1998(a) through July 31, 1999:
Shares sold                                                    4,741,404    $ 47,440,575
Shares reacquired                                             (1,591,542)    (18,172,371)
                                                              ----------    ------------
Net increase in shares outstanding                             3,149,862    $ 29,268,204
                                                              ----------    ------------
                                                              ----------    ------------

---------------
(a) Commencement of investment operations.

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Financial Highlights

                                                                Class A
                                                -----------------------------------------
                                                      Year           November 18, 1998(a)
                                                     Ended                 Through
                                                 July 31, 2000          July 31, 1999
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of period                $  11.52               $  10.00
                                                    --------               --------
Income from investment operations:
Net investment income (loss)                              --(e)                  --(e)
Net realized and unrealized gain on
   investment and foreign currency
   transactions                                         2.14                   1.52
                                                    --------               --------
      Total from investment operations                  2.14                   1.52
                                                    --------               --------
Less distributions:
Dividends in excess of net investment
income                                                 (0.43)                    --
Distributions from net realized gains                  (0.28)                    --
                                                    --------               --------
      Total dividends and distributions                (0.71)                    --
                                                    --------               --------
Net asset value, end of period                      $  12.95               $  11.52
                                                    --------               --------
                                                    --------               --------
TOTAL RETURN(b)                                        18.99%                 15.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $ 35,678               $ 21,248
Average net assets (000)                            $ 27,528               $ 10,442
Ratios to average net assets:
   Expenses, including distribution fees                1.54%                  1.73%(c)
   Expenses, excluding distribution fees                1.29%                  1.48%(c)
   Net investment income (loss)                         0.01%                  0.02%(c)
For Classes A, B, C and Z shares:
   Portfolio turnover rate                                67%                    38%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on weighted average shares outstanding during the period.
(e) Less than $.005 per share.
                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Financial Highlights Cont'd.

                                                              Class B
                                                -----------------------------------------
                                                      Year           November 18, 1998(a)
                                                     Ended                 Through
                                                 July 31, 2000          July 31, 1999
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of period                $  11.47               $  10.00
                                                    --------               --------
Income from investment operations:
Net investment income (loss)                           (0.09)                 (0.05)
Net realized and unrealized gain on
   investment and foreign currency
   transactions                                         2.12                   1.52
                                                    --------               --------
      Total from investment operations                  2.03                   1.47
                                                    --------               --------
Less distributions:
Dividends in excess of net investment
income                                                 (0.36)                    --
Distributions from net realized gains                  (0.28)                    --
                                                    --------               --------
      Total dividends and distributions                (0.64)                    --
                                                    --------               --------
Net asset value, end of period                      $  12.86               $  11.47
                                                    --------               --------
                                                    --------               --------
TOTAL RETURN(b)                                        18.13%                 14.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $ 79,793               $ 41,049
Average net assets (000)                            $ 60,994               $ 24,260
Ratios to average net assets:
   Expenses, including distribution fees                2.29%                  2.48%(c)
   Expenses, excluding distribution fees                1.29%                  1.48%(c)
   Net investment income (loss)                        (0.71)%                (0.70)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on weighted average shares outstanding during the period.
    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Financial Highlights Cont'd.

                                                              Class C
                                                -----------------------------------------
                                                      Year           November 18, 1998(a)
                                                     Ended                 Through
                                                 July 31, 2000          July 31, 1999
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of period                $  11.47               $  10.00
                                                    --------               --------
Income from investment operations:
Net investment income (loss)                           (0.09)                 (0.05)
Net realized and unrealized gain on
   investment and foreign currency
   transactions                                         2.12                   1.52
                                                    --------               --------
      Total from investment operations                  2.03                   1.47
                                                    --------               --------
Less distributions:
Dividends in excess of net investment
income                                                 (0.36)                    --
Distributions from net realized gains                  (0.28)                    --
                                                    --------               --------
      Total dividends and distributions                (0.64)                    --
                                                    --------               --------
Net asset value, end of period                      $  12.86               $  11.47
                                                    --------               --------
                                                    --------               --------
TOTAL RETURN(b)                                        18.13%                 14.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $ 31,636               $ 19,914
Average net assets (000)                            $ 26,413               $ 15,204
Ratios to average net assets:
   Expenses, including distribution fees                2.29%                  2.48%(c)
   Expenses, excluding distribution fees                1.29%                  1.48%(c)
   Net investment income (loss)                        (0.73)%                (0.75)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on weighted average shares outstanding during the period.
                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Financial Highlights Cont'd.

                                                                Class Z
                                                -----------------------------------------
                                                      Year           November 18, 1998(a)
                                                     Ended                 Through
                                                 July 31, 2000          July 31, 1999
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of period                $  11.56               $  10.00
                                                    --------               --------
Income from investment operations:
Net investment income (loss)                            0.02                   0.02
Net realized and unrealized gain on
   investment and foreign currency
   transactions                                         2.14                   1.54
                                                    --------               --------
      Total from investment operations                  2.16                   1.56
                                                    --------               --------
Less distributions:
Dividends in excess of net investment
income                                                 (0.46)                    --
Distributions from net realized gains                  (0.28)                    --
                                                    --------               --------
      Total dividends and distributions                (0.74)                    --
                                                    --------               --------
Net asset value, end of period                      $  12.98               $  11.56
                                                    --------               --------
                                                    --------               --------
TOTAL RETURN(b)                                        19.23%                 15.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $  1,318               $ 36,413
Average net assets (000)                            $ 25,793               $ 45,999
Ratios to average net assets:
   Expenses, including distribution fees                1.29%                  1.48%(c)
   Expenses, excluding distribution fees                1.29%                  1.48%(c)
   Net investment income (loss)                         0.12%                  0.21%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on weighted average shares outstanding during the period.
    See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Report of Independent Accountants
To the Shareholders and Board of Trustees of Prudential Diversified Funds--
Prudential Diversified High Growth Fund
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Diversified Funds--Prudential Diversified High Growth Fund (the 'Fund') at July 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period November 18, 1998 (commencement of operations) through July 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
September 22, 2000
                                           See Notes to Financial Statements

       Prudential Diversified Funds     Prudential Diversified High Growth Fund
             Federal Tax Information (Unaudited)
      We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (March 31, 2000) as to the federal tax status of dividends paid by the Fund during such fiscal period. Accordingly, we are advising you that in the fiscal period ended March 31, 2000, dividends were paid of $.43, $.36, $.36 and $.46 per share (representing net investment income for Class A, B, C and Z shares respectively, which are taxable as ordinary income) and a short-term capital gain distribution of $.28 per share which is taxable as ordinary icome. Further, we wish to advise you that 15.51% of the ordinary income dividends paid in the fiscal period ended March 31, 2000 qualified for the corporate dividends received deduction available to corporate taxpayers.
      In January 2001, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the dividends received by you in calendar year 2000.
    See Notes to Financial Statements

                                   APPENDIX I

                        DESCRIPTION OF SECURITY RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS:

     AAA -- Debt rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB and B -- Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB, B, CCC, CC and C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

     B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC -- The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa -- Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of Investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding Investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable Investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Standard & Poor's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.

     A-1 -- The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

     A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

     A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS:

     Moody's Short-Term Debt Ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Prime-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

     Prime-2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

     Prime-3 -- Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

     Not Prime -- Issuers rated Not Prime do not fall within any of the Prime rating categories.

                   APPENDIX II -- HISTORICAL PERFORMANCE DATA

     The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.

     This chart illustrates that large pension plans use the methods listed in the percentages indicated for the period December 1977 through December 1987.

                          HOW YOU ALLOCATE YOUR ASSETS
                         MAINLY DETERMINES YOUR RETURN

                   (BASED ON A STUDY OF LARGE PENSION PLANS)

                                  [PIE CHART]

Market Timing                                                  1.8%
Security Selection/Other                                       6.7
Asset Allocation                                              91.5

     Source: Financial Analysts Journal, May/June 1991: "Deteminants of Portfolio Performance II: An Update," by Gary Brinson, Brian Singer and Gilbert Beebower. Results are based on the 10-year performance records of 82 pension funds. The study updates and supports a similar study done in 1986. This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any Fund.

     This chart shows the long-term performance of various asset classes and the rate of inflation.

                EACH INVESTMENT PROVIDES A DIFFERENT OPPORTUNITY

              (VALUE OF $1 INVESTED ON 12/31/25 THROUGH 12/31/97)

                                 [DOLLAR GRAPH]

Inflation                                                     $    9
T-Bills                                                       $   14
Bonds                                                         $   39
Common Stock                                                  $1,828
Small Stock                                                   $5,520

     Source: "Stocks, Bonds, Bills, and Inflation 1998 Yearbook,(TM) " Ibbotson Associates, annually updates work by Roger Ibbotson and Rex Sinquefeld. Used with permission. This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any Fund.

     Generally, stock returns are due to capital appreciation and reinvesting any gains. Bond returns are due mainly to reinvesting interest. Also, stock prices usually are more volatile than bond prices over the long-term.

     SMALL STOCK returns for 1926-1980 are those of stocks comprising the 5th quintile of the New York Stock Exchange. For 1981 through 1997, returns are those of the Dimensional Fund Advisors ("DFA") Small Company Fund, which is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange ("NYSE"), plus stocks listed on the American Stock Exchange and over-the-counter with the same or less capitalization as the upper bound of the NYSE decile.

     COMMON STOCK returns are based on the S&P 500 Composite Index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.

     LONG-TERM GOVERNMENT BOND returns are measured using a constant one-bond portfolio with a maturity of roughly 20 years.

     TREASURY BILL returns are for a one-month bill. Treasuries are guaranteed by the government as to the timely payment of principal and interest; equities are not.

     INFLATION is measured by the consumer price index ("CPI").

     The following chart shows the performance of a hypothetical investment in the following stock indices for the period indicated.

                  DIFFERENT TYPES OF STOCKS, DIFFERENT RETURNS

                        VALUE OF $1 INVESTED ON 12/31/69

                                  [BAR CHART]

Common Stocks                                                 $30.44
Small Stocks                                                  $43.73
Foreign Stock                                                 $28.37

     COMMON STOCK returns are based on the S&P 500 Composite Index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.

     SMALL STOCK performance for the beginning of the period through 1980 is based on the returns of stocks making up the 5th quintile of the New York Stock Exchange ("NYSE") and, for 1981-1997, is based on the returns of the DFA Small Company Fund, which is a market-value-weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over-the-counter with the same or less capitalization as the upper bound of the NYSE decile.

     FOREIGN STOCK returns are represented by the Morgan Stanley Capital International Europe Australia Far East ("EAFE") index, a common measure of foreign stock performance. It is a market-weighted index of 20 countries.

     Geometric Returns are through 1997. Generally, returns of foreign stocks are more volatile than those of common or small stocks.

     This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any Fund.

     Source:  Lipper Analytical Services.

     This chart shows the performance of a hypothetical investment in short-term U.S. Government securities adjusted for inflation for the period from January 1, 1997 through December 31, 1997.

                         TOO MANY SHORT-TERM SECURITIES
                               MAY NOT MAKE SENSE

INFLATION AND TAXES CAN ERODE YOUR INVESTMENT

Initial investment..........................................    $      10,000
Interest income: 5.26%......................................              526
Tax paid on interest (assumes 31% tax rate).................             -163
                                                                -------------
Net interest income.........................................              363
Adjust for 1.7% inflation...................................             -170
Net investment..............................................    $      10,193
                                                                -------------

                   THE INVESTOR'S NET RETURN WAS ONLY 1.93%!

     1997 Salomon Brothers 30-day T-bill return used for short-term interest rate. Federal tax rate of 31% and 1997 inflation rate ("CPI") were used. Short-term rates can fluctuate.

     Past performance is no guarantee of future results. This hypothetical example is provided for informational purposes only. It is not intended to represent any specific investment and is not indicative of past, present, or future performance of any Fund.

     Each bar shows the best
and worst annualized return for
the specified holding periods
through 1997. For example, the
best one-year return occurred
in 1933 and the worst 10-year
annualized return occurred from
1929-1938. The first holding
period started on 12/31/25 and
the first 20-year period ended
on 12/31/45.

     Common stock returns are
based on the S&P 500 Composite
Index, a market-weighted,
unmanaged index of 500 stocks
(currently) in a variety of
industries. It is often used as
a broad measure of stock market
performance.

     This chart is for
illustrative purposes only and
is not indicative of the past,
present, or future performance
of any Fund.

     Source:  "Stocks, Bonds,
Bills, and Inflation 1998
Yearbook,(TM)" Ibbotson
Associates, annually updates
work by Roger Ibbotson and Rex
Sinquefeld. Used with
permission.
                                            TIME REDUCES YOUR RISK
                                 BEST AND WORST ANNUALIZED RETURNS OF THE S&P
                                                  [BAR CHART]

                 APPENDIX III -- GENERAL INVESTMENT INFORMATION

     The following terms are used in mutual fund investing.

ASSET ALLOCATION


     Asset allocation is a technique for reducing risk and providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.


DIVERSIFICATION

     Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks and (general returns) of any one type of security.

DURATION

     Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

     Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest rate payments. Duration is expressed as a measure of time in years -- the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

MARKET TIMING

     Market timing -- buying securities when prices are low and selling them when prices are relatively higher -- may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

POWER OF COMPOUNDING

     Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

STANDARD DEVIATION

     Standard deviation is an absolute (non-relative) measure of volatility which, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.

                                      III-1

                                     PART C

                               OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)(1)  Certificate of Trust.**
   (2)  Agreement and Declaration of Trust.**
   (3)  Amendment No. 1 to Agreement and Declaration of Trust.***
(b)     By-Laws.**
(c) In response to this item, Registrant incorporates by reference the following provisions from its Agreement and Declaration of Trust and By-Laws, filed herewith as Exhibit a(1) and Exhibit (b), defining rights of the Trust's shareholders: Articles III and V of Agreement and Declaration of Trust; Article III of By-Laws.
(d)(1)  Management Agreement between the Registrant and Prudential
        Investments Fund Management LLC.****
   (2)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Pacific Investment Management Company with respect to the Conservative Growth Fund.****
   (3)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Pacific Investment Management Company with respect to the Moderate Growth Fund.****
   (4)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Lazard Asset Management with respect to the Moderate Growth Fund.****
   (5)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Lazard Asset Management with respect to the High Growth Fund.****
   (6)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and The Dreyfus Corporation with respect to the Conservative Growth Fund.****
   (7)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and The Dreyfus Corporation with respect to the Moderate Growth Fund.****
   (8)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and The Dreyfus Corporation with respect to the High Growth Fund.****
   (9)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Franklin Advisers, Inc with respect to the Conservative Growth Fund.****
  (10)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Franklin Advisers, Inc with respect to the Moderate Growth Fund.****
  (11)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Franklin Advisers, Inc with respect to the High Growth Fund.****
  (12)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and The Prudential Investment Corporation with respect to the Conservative Growth Fund.****
  (13)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and The Prudential Investment Corporation with respect to the Moderate Growth Fund.****
  (14)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and The Prudential Investment Corporation with respect to the High Growth Fund.****
  (15)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Jennison Associates LLC with respect to the Conservative Growth Fund.****
  (16)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Jennison Associates LLC with respect to the Moderate Growth Fund.****
  (17)  Subadvisory Agreement between Prudential Investments Fund
        Management LLC and Jennison Associates LLC with respect to the High Growth Fund.****
  (18)  Amendment to Subadvisory Agreement between Prudential
        Investments Fund Management LLC and The Prudential
        Investment Corporation with respect to Conservative Growth
        Fund.*
  (19)  Amendment to Subadvisory Agreement between Prudential
        Investments Fund Management LLC and The Prudential
        Investment Corporation with respect to Moderate Growth
        Fund.*

      (20)  Form of Amendment to Subadvisory Agreement between Prudential Investments Fund Management LLC and The
            Prudential Investment Corporation with respect to High Growth Fund.*
    (e)(1)  Distribution Agreement between the Registrant and Prudential Investment Management Services LLC.****
       (2)  Form of Selected Dealer Agreement****
    (g)(1)  Custodian Contract between the Registrant and State Street Bank and Trust Company.****
       (2)  Amendment to Appendix A to Custodian Contract dated October 5, 1998.****
       (3)  Amendment to Custodian Contract dated February 22, 1999.****
    (h)(1)  Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services,
            Inc.****
       (2)  Form of Amendment to Transfer Agency and Services Agreement between the Registrant and Prudential
            Mutual Fund Services LLC.*
    (i)(1)  Opinion of Morris, Nichols, Arsht & Tunnell dated August 3, 1998.**
(j)         Consent of Independent Accountants.*
(l)         Purchase Agreement.****
    (m)(1)  Distribution and Service Plan for Class A shares.**
       (2)  Distribution and Service Plan for Class B shares.**
       (3)  Distribution and Service Plan for Class C shares.**
(n)         Rule 18f-3 Plan.**


---------------

    *  Filed herewith.


  ** Incorporated by reference to the Registrant's initial Registration Statement on Form N-1A, filed with the Commission on August 4, 1998 (File No. 333-60561).

 *** Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed with the Commission on September 17, 1998 (File No. 333-60561).

**** Incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed with the Commission on October 7, 1999 (File No. 333-60561).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not Applicable.

ITEM 25.  INDEMNIFICATION.

     As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended, (the "Investment Company Act") and pursuant to Article VII of the Agreement and Declaration of Trust (Exhibit (a)(2)) to the Registration Statement) and Article XI of the Trust's By-Laws (Exhibit (b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 3817 of the Delaware Business Trust Act permits indemnification of trustees who acted in good faith and reasonably believed that the conduct was in the best interest of the Registrant. As permitted by Section 17(i) of the Investment Company Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, ("Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

     Section 8 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreements (Exhibits (d)(2) through
(d)(17) to the Registration Statement) limit the liability of Prudential Investments Fund Management LLC (PIFM) and each Adviser, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act as long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     (a) Prudential Investments Fund Management LLC (PIFM)

     See "How the Trust is Managed -- Manager" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, as most recently amended (File No. 801-31104).

     The business and other connections of PIFM's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

       NAME AND ADDRESS             POSITION WITH PIFM                PRINCIPAL OCCUPATIONS
       ----------------             ------------------                ---------------------
Robert F. Gunia................  Executive Vice President    Executive Vice President and Chief
                                 and Chief Administrative    Administrative Officer, PIFM; Vice
                                 Officer                     President, Prudential; President,
                                                             Prudential Investment Management
                                                             Services LLC (PIMS)
David R. Odenath, Jr. .........  Officer in Charge,          Officer in Charge, President, Chief
                                 President, Chief            Executive Officer and Chief Operating
                                 Executive Officer and       Officer, PIFM; Senior Vice President,
                                 Chief Operating Officer     The Prudential Insurance Company of
                                                             America (Prudential)

       NAME AND ADDRESS             POSITION WITH PIFM                PRINCIPAL OCCUPATIONS
       ----------------             ------------------                ---------------------
William V. Healey..............  Executive Vice              Executive Vice President, Chief Legal
                                 President, Chief Legal      Officer and Secretary, PIFM; Vice
                                 Officer and Secretary       President and Associate General
                                                             Counsel, Prudential; Executive Vice
                                                             President, Chief Legal Officer and
                                                             Secretary, Prudential Mutual Fund
                                                             Services LLC, Senior Vice President,
                                                             Chief Legal Officer and Secretary, PIMS
Stephen Pelletier..............  Executive Vice President    Executive Vice President, PIFM
Judy A. Rice...................  Executive Vice President    Executive Vice President, PIFM

     (b) Jennison Associates LLC

     See "How the Trust is Managed -- Advisers and Portfolio Managers" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

     Information as to Jennison Associates LLC's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-5608), as most recently amended, the text of which is incorporated herein by reference.

     (c) The Prudential Investment Corporation

     See "How the Trust is Managed -- Advisers and Portfolio Managers" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

     Information as to The Prudential Investment Corporation's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-22808), as most recently amended, the text of which is incorporated herein by reference.

     (d) Lazard Asset Management

     See "How the Trust is Managed -- Advisers and Portfolio Managers" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

     Information as to the general members of Lazard Freres & Co. LLC is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6568), as most recently amended, the text of which is incorporated herein by reference.

     (e) Franklin Advisers, Inc.

     See "How the Trust is Managed -- Advisers and Portfolio Managers" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

     Information as to Franklin Advisers, Inc.'s directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-26292), as most recently amended, the text of which is incorporated herein by reference.

     (f) Pacific Investment Management Company

     See "How the Trust is Managed -- Advisers and Portfolio Managers" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

     Information as to Pacific Investment Management Company's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187), as most recently amended, the text of which is incorporated herein by reference.

     (g) The Dreyfus Corporation

     See "How the Trust is Managed -- Advisers and Portfolio Managers" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

     Information as to The Dreyfus Corporation's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8147), as most recently amended, the text of which is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) Prudential Investment Management Services LLC (PIMS)


     Prudential Investment Management Services LLC is distributor for the Cash Accumulation Trust, COMMAND Government Fund, COMMAND Money Fund, COMMAND Tax-Free Fund, The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential International Bond Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Target Funds, Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Fund, Prudential 20/20 Focus Fund, Prudential World Fund, Inc., The Prudential Investment Portfolios, Inc., and The Target Portfolio Trust.


     (b) Information concerning the directors and officers of PIMS is set forth below.

                                                 POSITIONS AND                   POSITIONS AND
               NAME(1)                      OFFICES WITH UNDERWRITER        OFFICES WITH REGISTRANT
               -------                      ------------------------        -----------------------
Margaret Deverell.....................  Vice President and Chief                   None
                                        Financial Officer
Kevin Frawley.........................  Senior Vice President and Chief            None
                                        Compliance Officer
Robert F. Gunia.......................  President                             Vice President
                                                                                and Trustee
William V. Healey.....................  Senior Vice President, Secretary           None
                                        and Chief Legal Officer
John R. Strangfeld, Jr................  Advisory Board Member                    President
                                                                                and Trustee

---------------
(1) The address of each person named is Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102-4077 unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and Prudential Mutual Fund Services LLC, 194 Wood Ave., South Iselin, NJ 08853. Documents required by Rules 31a-1(b)(4),
(5), (6), (7), (9), (10) and (11), 31a-1(d), and 31a-1(f) will be kept at 100
Mulberry Street, Gateway Center Three, Newark, New Jersey 07102-4077 and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

ITEM 29.  MANAGEMENT SERVICES.

     Other than as set forth under the captions "How the Trust is Managed -- Manager", "How the Trust is Managed -- Advisers and Portfolio Managers" and "How the Trust is Managed -- Distributor" in the Prospectus and the caption "Investment Advisory and Other Services" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30.  UNDERTAKINGS.

     Not Applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark and State of New Jersey, on the 5th day of October, 2000.


                                          PRUDENTIAL DIVERSIFIED FUNDS

                                          /s/     JOHN R. STRANGFELD
                                          --------------------------------------
                                              John R. Strangfeld, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                     SIGNATURE                                    TITLE                     DATE
                     ---------                                    -----                     ----
               /s/ EUGENE C. DORSEY                  Trustee                          October 5, 2000
---------------------------------------------------
                 Eugene C. Dorsey

                 /s/ ROBERT GUNIA                    Vice President and Trustee       October 5, 2000
---------------------------------------------------
                   Robert Gunia

                /s/ MAURICE HOLMES                   Trustee                          October 5, 2000
---------------------------------------------------
                  Maurice Holmes

               /s/ ROBERT E. LABLANC                 Trustee                          October 5, 2000
---------------------------------------------------
                 Robert E. LaBlanc

            /s/ DOUGLAS H. MCCORKINDALE              Trustee                          October 5, 2000
---------------------------------------------------
              Douglas H. McCorkindale

               /s/ THOMAS T. MOONEY                  Trustee                          October 5, 2000
---------------------------------------------------
                 Thomas T. Mooney

             /s/ DAVID R. ODENATH, JR.               Vice President and Trustee       October 5, 2000
---------------------------------------------------
               David R. Odenath, Jr.

               /s/ STEPHEN STONEBURN                 Trustee                          October 5, 2000
---------------------------------------------------
                 Stephen Stoneburn

                     SIGNATURE                                    TITLE                     DATE
                     ---------                                    -----                     ----

            /s/ W. SCOTT MCDONALD, JR.               Trustee                          October 5, 2000
---------------------------------------------------
              W. Scott McDonald, Jr.

                 /s/ JOSEPH WEBER                    Trustee                          October 5, 2000
---------------------------------------------------
                   Joseph Weber

                /s/ SAUL K. FENSTER                  Trustee                          October 5, 2000
---------------------------------------------------
                  Saul K. Fenster

               /s/ CLAY T. WHITEHEAD                 Trustee                          October 5, 2000
---------------------------------------------------
                 Clay T. Whitehead

              /s/ JOHN R. STRANGFELD                 President and Trustee            October 5, 2000
---------------------------------------------------
                John R. Strangfeld

                /s/ GRACE C. TORRES                  Treasurer and Principal          October 5, 2000
---------------------------------------------------  Financial and Accounting
                  Grace C. Torres                    Officer


                                 EXHIBIT INDEX



EXHIBIT
  NO.                            DESCRIPTION
-------                          -----------
 (a)(1)  Certificate of Trust.**
    (2)  Agreement and Declaration of Trust.**
    (3)  Amendment No. 1 to Agreement and Declaration of Trust.***
    (b)  By-Laws.**
    (c)  In response to this item, Registrant incorporates by
         reference the following provisions from its Agreement and
         Declaration of Trust and By-Laws, filed herewith as Exhibit
         a(1) and Exhibit (b), defining rights of the Trust's
         shareholders: Articles III and V of Agreement and
         Declaration of Trust; Article III of By-Laws.
 (d)(1)  Management Agreement between the Registrant and Prudential
         Investments Fund Management LLC.****
    (2)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and Pacific Investment Management Company
         with respect to the Conservative Growth Fund.****
    (3)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and Pacific Investment Management Company
         with respect to the Moderate Growth Fund.****
    (4)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and Lazard Asset Management with respect to the Moderate Growth Fund.****
    (5)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and Lazard Asset Management with respect to the High Growth Fund.****
    (6)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and The Dreyfus Corporation with respect to the Conservative Growth Fund.****
    (7)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and The Dreyfus Corporation with respect to the Moderate Growth Fund.****
    (8)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and The Dreyfus Corporation with respect to the High Growth Fund.****
    (9)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and Franklin Advisers, Inc with respect to
         the Conservative Growth Fund.****
   (10)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and Franklin Advisers, Inc with respect to
         the Moderate Growth Fund.****
   (11)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and Franklin Advisers, Inc with respect to
         the High Growth Fund.****
   (12)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and The Prudential Investment Corporation
         with respect to the Conservative Growth Fund.****
   (13)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and The Prudential Investment Corporation
         with respect to the Moderate Growth Fund.****
   (14)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and The Prudential Investment Corporation
         with respect to the High Growth Fund.****
   (15)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and Jennison Associates LLC with respect to the Conservative Growth Fund.****
   (16)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and Jennison Associates LLC with respect to the Moderate Growth Fund.****
   (17)  Subadvisory Agreement between Prudential Investments Fund
         Management LLC and Jennison Associates LLC with respect to the High Growth Fund.****
   (18)  Amendment to Subadvisory Agreement between Prudential
         Investments Fund Management LLC and The Prudential
         Investment Corporation with respect to Conservative Growth
         Fund.*
   (19)  Amendment to Subadvisory Agreement between Prudential
         Investments Fund Management LLC and The Prudential
         Investment Corporation with respect to Moderate Growth
         Fund.*
   (20)  Form of Amendment to Subadvisory Agreement between
         Prudential Investments Fund Management LLC and The
         Prudential Investment Corporation with respect to High
         Growth Fund.*